                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number. 811-7440
                                                     ---------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746

-------------------------------------------------------
  (Address of principal executive offices)  (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

         Date of fiscal year end:   October 31

         Date of reporting period:  November 1, 2010 - April 30, 2011

ITEM 1.   REPORTS TO STOCKHOLDERS.

 LOGO

SEMI-ANNUAL REPORT
----------------------------------
six months ended: April 30, 2011 (Unaudited)

DFA Investment Dimensions Group Inc.

Dimensional Investment Group Inc.

The DFA Investment Trust Company

Dimensional Emerging Markets Value Fund

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                          Page
                                                                          ----
 Letter to Shareholders
 Definitions of Abbreviations and Footnotes..............................   1
 DFA Investment Dimensions Group Inc.
    Disclosure of Fund Expenses..........................................   3
    Disclosure of Portfolio Holdings.....................................   8
    Schedules of Investments/Summary Schedules of Portfolio Holdings.....
        Enhanced U.S. Large Company Portfolio............................  11
        U.S. Large Cap Value Portfolio...................................  15
        U.S. Targeted Value Portfolio....................................  16
        U.S. Small Cap Value Portfolio...................................  19
        U.S. Core Equity 1 Portfolio.....................................  22
        U.S. Core Equity 2 Portfolio.....................................  25
        U.S. Vector Equity Portfolio.....................................  28
        U.S. Small Cap Portfolio.........................................  31
        U.S. Micro Cap Portfolio.........................................  34
        DFA Real Estate Securities Portfolio.............................  37
        Large Cap International Portfolio................................  39
        International Core Equity Portfolio..............................  43
        International Small Company Portfolio............................  48
        Japanese Small Company Portfolio.................................  49
        Asia Pacific Small Company Portfolio.............................  49
        United Kingdom Small Company Portfolio...........................  50
        Continental Small Company Portfolio..............................  50
        DFA International Real Estate Securities Portfolio...............  51
        DFA Global Real Estate Securities Portfolio......................  55
        DFA International Small Cap Value Portfolio......................  56
        International Vector Equity Portfolio............................  61
        World ex U.S. Value Portfolio....................................  66
        Emerging Markets Portfolio.......................................  67
        Emerging Markets Small Cap Portfolio.............................  67
        Emerging Markets Value Portfolio.................................  68
        Emerging Markets Core Equity Portfolio...........................  69
    Statements of Assets and Liabilities.................................  74
    Statements of Operations.............................................  81
    Statements of Changes in Net Assets..................................  88
    Financial Highlights.................................................  97
    Notes to Financial Statements........................................ 113
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Disclosure of Fund Expenses.......................................... 140
    Disclosure of Portfolio Holdings..................................... 141
    Schedule of Investments..............................................
    Statement of Assets and Liabilities.................................. 148
    Statement of Operations.............................................. 149
    Statement of Changes in Net Assets................................... 150
    Financial Highlights................................................. 151
    Notes to Financial Statements........................................ 152

Table of Contents
Continued

                                                                        Page
                                                                        ----
   Dimensional Investment Group Inc.
      Disclosure of Fund Expenses...................................... 162
      Disclosure of Portfolio Holdings................................. 164
      Schedule of Investments/Summary Schedule of Portfolio Holdings...
          DFA International Value Portfolio............................ 165
          U.S. Large Company Portfolio................................. 166
      Statements of Assets and Liabilities............................. 169
      Statements of Operations......................................... 170
      Statements of Changes in Net Assets.............................. 171
      Financial Highlights............................................. 172
      Notes to Financial Statements.................................... 174
   The DFA Investment Trust Company
      Disclosure of Fund Expenses...................................... 186
      Disclosure of Portfolio Holdings................................. 188
      Schedules of Investments/Summary Schedules of Portfolio Holdings.
          The U.S. Large Cap Value Series.............................. 190
          The DFA International Value Series........................... 193
          The Japanese Small Company Series............................ 197
          The Asia Pacific Small Company Series........................ 200
          The United Kingdom Small Company Series...................... 203
          The Continental Small Company Series......................... 206
          The Canadian Small Company Series............................ 210
          The Emerging Markets Series.................................. 213
          The Emerging Markets Small Cap Series........................ 217
      Statements of Assets and Liabilities............................. 221
      Statements of Operations......................................... 223
      Statements of Changes in Net Assets.............................. 225
      Financial Highlights............................................. 228
      Notes to Financial Statements.................................... 233
   Dimensional Emerging Markets Value Fund
      Disclosure of Fund Expenses...................................... 243
      Disclosure of Portfolio Holdings................................. 244
      Summary Schedule of Portfolio Holdings........................... 245
      Statement of Assets and Liabilities.............................. 249
      Statement of Operations.......................................... 250
      Statements of Changes in Net Assets.............................. 251
      Financial Highlights............................................. 252
      Notes to Financial Statements.................................... 253
   Voting Proxies on Fund Portfolio Securities                          261
   Board Approval of Investment Advisory Agreements                     262

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
                 ADR       American Depositary Receipt
                 FNMA      Federal National Mortgage Association
                 GDR       Global Depositary Receipt
                 P.L.C.    Public Limited Company
                 REIT      Real Estate Investment Trust
                 SPDR      Standard & Poor's Depository Receipts

               Investment Footnotes
                 +         See Note B to Financial Statements.
                 ++        Securities have generally been fair
                           valued. See Note B to Financial
                           Statements.
                 **        Calculated as a percentage of total
                           net assets. Percentages shown
                           parenthetically next to the category
                           headings have been calculated as a
                           percentage of total investments.
                           "Other Securities" are those
                           securities that are not among the top
                           50 holdings of the Fund or do not
                           represent more than 1.0% of the net
                           assets of the Fund. Some of the
                           individual securities within this
                           category may Include Total or Partial
                           Securities on Loan and/or Non-Income
                           Producing Securities.
                 *         Non-Income Producing Securities.
                 #         Total or Partial Securities on Loan.
                 ^         Denominated in local currency or the
                           Euro, unless otherwise noted.
                 @         Security purchased with cash proceeds
                           from Securities on Loan.
                 (r)       The adjustable rate shown is
                           effective as of April 30, 2011.
                 (y)       The rate shown is the effective yield.
                 (g)       Face Amount denominated in British
                           Pounds.
                 (c)       Face Amount denominated in Canadian
                           Dollars.
                 (e)       Face Amount denominated in Euro.
                 (u)       Face Amount denominated in United
                           States Dollars.
                 ^^        Security segregated as collateral for
                           the Open Futures Contracts.
                 @@        Security segregated as collateral for
                           Swap Agreements.
                 (S)       Affiliated Fund.
                 ##        Par amount of collateral is a part of
                           a pooled collateral facility. Value
                           is indicative of the value allocated
                           to this Fund/Portfolio/Series as a
                           part of this facility.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Financial Highlights
  (A)    Computed using average shares outstanding.
  (B)    Annualized
  (C)    Non-Annualized
  (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

     All Statements, Schedules and Notes to Financial Statements
       --     Amounts designated as -- are either zero or rounded to zero.
       RIC    Registered Investment Company
       SEC    Securities and Exchange Commission
       (a)    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you Incur ongoing costs, which Include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross Income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/10  04/30/11    Ratio*   Period*
 -                                      --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 Actual Fund Return....................
  Institutional Class Shares........... $1,000.00 $1,163.95    0.27%    $1.45
 Hypothetical 5% Annual Return.........
  Institutional Class Shares........... $1,000.00 $1,023.46    0.27%    $1.35

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/10  04/30/11    Ratio*   Period*
   -                                 --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,219.97    0.28%    $1.54
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.41    0.28%    $1.40

   U.S. Targeted Value Portfolio
   Actual Fund Return...............
    Class R1 Shares................. $1,000.00 $1,247.72    0.48%    $2.68
    Class R2 Shares................. $1,000.00 $1,245.48    0.63%    $3.51
    Institutional Class Shares...... $1,000.00 $1,247.39    0.38%    $2.12
   Hypothetical 5% Annual Return....
    Class R1 Shares................. $1,000.00 $1,022.41    0.48%    $2.41
    Class R2 Shares................. $1,000.00 $1,021.67    0.63%    $3.16
    Institutional Class Shares...... $1,000.00 $1,022.91    0.38%    $1.91

   U.S. Small Cap Value Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,256.78    0.52%    $2.91
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,196.52    0.19%    $1.03
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Core Equity 2 Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,208.62    0.22%    $1.20
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.70    0.22%    $1.10

   U.S. Vector Equity Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,229.14    0.33%    $1.82
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.16    0.33%    $1.66

   U.S. Small Cap Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,252.58    0.38%    $2.12
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,022.91    0.38%    $1.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/10  04/30/11    Ratio*   Period*
-                                         --------- --------- ---------- --------
U.S. Micro Cap Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,239.93    0.53%    $2.94
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

DFA Real Estate Securities Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,156.94    0.33%    $1.76
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,023.16    0.33%    $1.66

Large Cap International Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,134.15    0.29%    $1.53
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,023.36    0.29%    $1.45

International Core Equity Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,155.09    0.39%    $2.08
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,022.86    0.39%    $1.96

International Small Company Portfolio***
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,176.36    0.55%    $2.97
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

Japanese Small Company Portfolio**
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,116.22    0.57%    $2.99
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,021.97    0.57%    $2.86

Asia Pacific Small Company Portfolio**
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,133.94    0.60%    $3.17
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,021.82    0.60%    $3.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/10  04/30/11    Ratio*   Period*
-                                                   --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,167.63    0.59%    $3.17
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

Continental Small Company Portfolio**
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,200.97    0.58%    $3.17
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.92    0.58%    $2.91

DFA International Real Estate Securities Portfolio
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,135.92    0.42%    $2.22
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,022.71    0.42%    $2.11

DFA Global Real Estate Securities Portfolio***
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,148.29    0.41%    $2.18
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,022.76    0.41%    $2.06

DFA International Small Cap Value Portfolio
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,201.65    0.70%    $3.82
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.32    0.70%    $3.51

International Vector Equity Portfolio
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,168.28    0.53%    $2.85
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,022.17    0.53%    $2.66

World ex U.S. Value Portfolio***
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,136.48    0.60%    $3.18
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

Emerging Markets Portfolio**
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,115.34    0.60%    $3.15
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/10  04/30/11    Ratio*   Period*
-                                       --------- --------- ---------- --------
Emerging Markets Small Cap Portfolio**
Actual Fund Return.....................
 Institutional Class Shares............ $1,000.00 $1,062.08    0.76%    $3.89
Hypothetical 5% Annual Return..........
 Institutional Class Shares............ $1,000.00 $1,021.03    0.76%    $3.81

Emerging Markets Value Portfolio**
Actual Fund Return.....................
 Class R2 Shares....................... $1,000.00 $1,089.27    0.85%    $4.40
 Institutional Class Shares............ $1,000.00 $1,093.01    0.59%    $3.06
Hypothetical 5% Annual Return..........
 Class R2 Shares....................... $1,000.00 $1,020.58    0.85%    $4.26
 Institutional Class Shares............ $1,000.00 $1,021.87    0.59%    $2.96

Emerging Markets Core Equity Portfolio
Actual Fund Return.....................
 Institutional Class Shares............ $1,000.00 $1,092.35    0.65%    $3.37
Hypothetical 5% Annual Return..........
 Institutional Class Shares............ $1,000.00 $1,021.57    0.65%    $3.26

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                             Affiliated Investment Companies
-                                            -------------------------------
U.S. Large Cap Value Portfolio..............              100.0%
Japanese Small Company Portfolio............              100.0%
Asia Pacific Small Company Portfolio........              100.0%
United Kingdom Small Company Portfolio......              100.0%
Continental Small Company Portfolio.........              100.0%
Emerging Markets Portfolio..................              100.0%
Emerging Markets Small Cap Portfolio........              100.0%
Emerging Markets Value Portfolio............              100.0%

FUND OF FUNDS

International Small Company Portfolio.......              100.0%
DFA Global Real Estate Securities Portfolio.              100.0%
World ex U.S. Value Portfolio...............              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                           FIXED INCOME PORTFOLIO

                           Enhanced U.S. Large Company Portfolio
                           Corporate................  24.6%
                           Government...............  15.9%
                           Foreign Corporate........  18.5%
                           Foreign Government.......  33.6%
                           Supranational............   7.4%
                                                        ------
                                                     100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Targeted Value Portfolio
                     Consumer Discretionary........  15.7%
                     Consumer Staples..............   3.9%
                     Energy........................  11.8%
                     Financials....................  22.3%
                     Health Care...................   7.2%
                     Industrials...................  15.8%
                     Information Technology........  13.9%
                     Materials.....................   7.7%
                     Other.........................     --
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   1.3%
                     Utilities.....................   0.4%
                                                    ------
                                                    100.0%

                        U.S. Small Cap Value Portfolio
                     Consumer Discretionary........  17.2%
                     Consumer Staples..............   3.0%
                     Energy........................  10.7%
                     Financials....................  20.4%
                     Health Care...................   6.5%
                     Industrials...................  18.9%
                     Information Technology........  14.9%
                     Materials.....................   7.8%
                     Other.........................     --
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   0.4%
                     Utilities.....................   0.2%
                                                    ------
                                                    100.0%

                         U.S. Core Equity 1 Portfolio
                       Consumer Discretionary.....  13.3%
                       Consumer Staples...........   7.6%
                       Energy.....................  11.2%
                       Financials.................  16.0%
                       Health Care................  10.8%
                       Industrials................  13.3%
                       Information Technology.....  16.5%
                       Materials..................   5.4%
                       Other......................     --
                       Telecommunication Services.   2.5%
                       Utilities..................   3.4%
                                                   ------
                                                   100.0%

                         U.S. Core Equity 2 Portfolio
                     Consumer Discretionary........  14.1%
                     Consumer Staples..............   6.3%
                     Energy........................  12.1%
                     Financials....................  18.3%
                     Health Care...................  10.2%
                     Industrials...................  14.1%
                     Information Technology........  14.0%
                     Materials.....................   5.5%
                     Other.........................     --
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   3.0%
                     Utilities.....................   2.4%
                                                    ------
                                                    100.0%

                           U.S. Micro Cap Portfolio
                     Consumer Discretionary........  15.3%
                     Consumer Staples..............   4.4%
                     Energy........................   5.1%
                     Financials....................  13.5%
                     Health Care...................  12.6%
                     Industrials...................  18.5%
                     Information Technology........  22.6%
                     Materials.....................   5.1%
                     Other.........................     --
                     Telecommunication Services....   1.4%
                     Utilities.....................   1.5%
                                                    ------
                                                    100.0%

                         U.S. Vector Equity Portfolio
                     Consumer Discretionary........  15.0%
                     Consumer Staples..............   5.1%
                     Energy........................  11.2%
                     Financials....................  23.5%
                     Health Care...................   8.4%
                     Industrials...................  14.1%
                     Information Technology........  12.9%
                     Materials.....................   5.9%
                     Other.........................     --
                     Telecommunication Services....   2.5%
                     Utilities.....................   1.4%
                                                    ------
                                                    100.0%

                     DFA Real Estate Securities Portfolio
                     Real Estate Investment Trusts. 100.0%
                                                    ------
                                                    100.0%

                           U.S. Small Cap Portfolio
                     Consumer Discretionary........  16.5%
                     Consumer Staples..............   3.6%
                     Energy........................   6.7%
                     Financials....................  13.2%
                     Health Care...................  10.6%
                     Industrials...................  18.3%
                     Information Technology........  21.4%
                     Materials.....................   6.0%
                     Other.........................     --
                     Telecommunication Services....   1.0%
                     Utilities.....................   2.7%
                                                    ------
                                                    100.0%

                      Large Cap International Portfolio
                     Consumer Discretionary........   9.6%
                     Consumer Staples..............   9.1%
                     Energy........................  10.2%
                     Financials....................  23.4%
                     Health Care...................   7.6%
                     Industrials...................  12.5%
                     Information Technology........   4.8%
                     Materials.....................  13.0%
                     Other.........................   0.1%
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   5.3%
                     Utilities.....................   4.4%
                                                    ------
                                                    100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       International Core Equity Portfolio
                       Consumer Discretionary......  13.0%
                       Consumer Staples............   6.4%
                       Energy......................   9.8%
                       Financials..................  24.3%
                       Health Care.................   4.4%
                       Industrials.................  16.6%
                       Information Technology......   5.7%
                       Materials...................  13.8%
                       Other.......................     --
                       Real Estate Investment
                        Trusts.....................     --
                       Telecommunication Services..   3.0%
                       Utilities...................   3.0%
                                                    ------
                                                    100.0%


                         DFA International Real Estate Securities
                               Portfolio
                         Financials...................   0.2%
                         Other........................   0.1%
                         Real Estate Investment
                          Trusts......................  99.7%
                                                         ------
                                                       100.0%


                     DFA International Small Cap Value Portfolio
                     Consumer Discretionary............  19.8%
                     Consumer Staples..................   5.0%
                     Energy............................   6.9%
                     Financials........................  17.2%
                     Health Care.......................   1.8%
                     Industrials.......................  23.7%
                     Information Technology............   5.1%
                     Materials.........................  19.6%
                     Other.............................     --
                     Real Estate Investment Trusts.....   0.1%
                     Telecommunication Services........   0.4%
                     Utilities.........................   0.4%
                                                         ------
                                                        100.0%

                       International Vector Equity Portfolio
                       Consumer Discretionary.......  14.8%
                       Consumer Staples.............   5.3%
                       Energy.......................   8.5%
                       Financials...................  22.8%
                       Health Care..................   4.0%
                       Industrials..................  18.7%
                       Information Technology.......   6.4%
                       Materials....................  15.5%
                       Other........................     --
                       Real Estate Investment
                        Trusts......................     --
                       Telecommunication Services...   2.2%
                       Utilities....................   1.8%
                                                      ------
                                                     100.0%

                       Emerging Markets Core Equity Portfolio
                       Consumer Discretionary........   9.9%
                       Consumer Staples..............   7.2%
                       Energy........................  11.5%
                       Financials....................  23.0%
                       Health Care...................   1.8%
                       Industrials...................  10.8%
                       Information Technology........  10.7%
                       Materials.....................  16.3%
                       Other.........................     --
                       Real Estate Investment
                        Trusts.......................   0.1%
                       Telecommunication Services....   5.1%
                       Utilities.....................   3.6%
                                                       ------
                                                      100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                 Face
                                                Amount^       Value+
                                                -------       -----

                                                 (000)
         BONDS -- (74.5%)
         AUSTRALIA -- (0.4%)
         BHP Billiton Finance USA, Ltd.
         (u)4.800%, 04/15/13                       600   $   643,855
                                                         -----------

         AUSTRIA -- (4.3%)
         Asfinag
         (u)2.000%, 10/22/12                     3,650     3,728,431
         Oesterreichische Volksbanken AG
         (e)3.000%, 02/09/12                     1,600     2,388,063
         Oesterreichische Kontrollbank AG
         (u)4.750%, 10/16/12                     1,500     1,591,466
                                                         -----------

         TOTAL AUSTRIA.........................            7,707,960
                                                         -----------

         CANADA -- (16.5%)
         Alberta Capital Finance Authority
          5.850%, 06/01/12                      2,000      2,211,742
         Bank of Nova Scotia
         (u)2.250%, 01/22/13                     4,300     4,405,844
         British Columbia, Province of Canada
          5.500%, 04/24/13                      4,000      4,504,571
         Canada Mortgage & Housing Corp.
          5.500%, 06/01/12                      3,700      4,077,567
         Canadian Government Bond
          1.750%, 03/01/13                      3,800      4,019,690
         Canadian National Railway Co.
         (u)4.400%, 03/15/13                       600       637,882
         Canadian Natural Resources, Ltd.
         (u)5.150%, 02/01/13                       600       640,684
         Ontario, Province of Canada
          5.500%, 04/17/13                      4,000      4,483,336
         Toronto-Dominion Bank (The)
          4.854%, 02/13/13                      4,000      4,418,919
                                                         -----------

         TOTAL CANADA..........................           29,400,235
                                                         -----------

         DENMARK -- (3.9%)
         Denmark Government International Bond
         (u)1.875%, 03/16/12                     3,000     3,040,350
         FIH Erhvervsbank A.S.
         (u)2.450%, 08/17/12                     3,800     3,886,796
                                                         -----------

         TOTAL DENMARK.........................            6,927,146
                                                         -----------

                                               Face
                                              Amount^        Value+
                                              -------        -----

                                               (000)

         FINLAND -- (0.3%)
         Nordea Bank Finland P.L.C. Floating
          Rate Note
         (r)(u)0.791%, 02/07/13..............    500    $   501,225
                                                        -----------

         FRANCE -- (7.1%)
         Agence Francaise de Developpement
         (u)2.250%, 05/22/12                   2,500      2,538,745
         Caisse d'Amortissement de la Dette
          Sociale
         (u)2.250%, 07/06/12                   3,500      3,564,981
         (u)5.375%, 07/17/12                     500        529,309
         Societe Financement del'Economie
          Francaise
         (u)2.250%, 06/11/12                   1,500      1,529,319
         Total Capital SA
         (g)5.500%, 01/29/13                   2,500      4,439,729
                                                        -----------

         TOTAL FRANCE........................            12,602,083
                                                        -----------

         GERMANY -- (5.3%)
         Deutsche Bank AG
         (u)2.375%, 01/11/13                     600        612,533
         IKB Deutsche Industriebank AG
          2.875%, 01/27/12                    1,500       2,240,782
         Kreditanstalt fuer Wiederaufbau
         (u)2.250%, 04/16/12                   2,500      2,545,778
         Landeskreditbank Baden-Wuerttemberg
          Foerderbank
         (u)2.000%, 10/01/12                   4,000      4,076,252
                                                        -----------

         TOTAL GERMANY.......................             9,475,345
                                                        -----------

         JAPAN -- (3.7%)
         Development Bank of Japan
         (e)5.625%, 08/02/11                   1,500      2,241,711
         Japan Finance Corp.
         (u)2.000%, 06/24/11                   1,000      1,002,084
         (u)1.500%, 07/06/12                   2,000      2,009,442
         (u)2.125%, 11/05/12                   1,300      1,324,916
                                                        -----------

         TOTAL JAPAN.........................             6,578,153
                                                        -----------

         NETHERLANDS -- (3.2%)
         Bank Nederlandse Gemeenten
         (g)5.750%, 03/07/12                     521        902,767
         (u)1.875%, 03/01/13                   3,000      3,064,470

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                  Face
                                                 Amount^      Value+
           -                                     ------- -----------

                                                  (000)

           NETHERLANDS -- (Continued)
           Rabobank Nederland
           (u)3.000%, 09/18/12                    1,700  $ 1,747,071
                                                         -----------
           TOTAL NETHERLANDS....................           5,714,308
                                                         -----------

           SUPRANATIONAL ORGANIZATION
            OBLIGATIONS -- (6.8%)
           African Development Bank
           (c)4.850%, 07/24/12                    4,000    4,390,213
           Eurofima
           (u)5.125%, 08/02/12                    1,000    1,055,006
           (c)4.875%, 12/04/12                    2,500    2,750,190
           European Investment Bank
           (u)3.250%, 10/14/11                      800      810,726
           (u)4.625%, 03/21/12                    3,100    3,217,667
                                                         -----------

           TOTAL SUPRANATIONAL
            ORGANIZATION OBLIGATIONS                      12,223,802
                                                         -----------

           SWEDEN -- (1.5%)
           Kommuninvest I Sverige AB
           (u) 5.375%, 07/03/12                   2,600    2,746,325
                                                         -----------

           UNITED KINGDOM -- (2.4%)
           Barclays Bank P.L.C.
           (u)5.450%, 09/12/12                    4,000    4,239,548
                                                         -----------

           UNITED STATES -- (19.1%)
           American Express Bank FSB
            5.550%, 10/17/12                     $  600      636,443
           Anheuser-Busch Cos., Inc.
            4.375%, 01/15/13                        700      737,988
           AT&T, Inc.
            4.950%, 01/15/13                        600      639,010
           Avery Dennison Corp.
            4.875%, 01/15/13                        600      631,136
           Bank of New York Mellon Corp. (The)
            4.500%, 04/01/13                      3,000    3,204,939
           BlackRock, Inc.
            2.250%, 12/10/12                        600      613,124
           Caterpillar Financial Services Corp.
            2.000%, 04/05/13                        250      255,473
           CenterPoint Energy Resources Corp.
            7.875%, 04/01/13                        600      670,798

                                                    Face
                                                   Amount     Value+
           -                                       ------ ----------

                                                   (000)

           UNITED STATES -- (Continued)
           Citigroup, Inc.
            5.300%, 10/17/12                       $1,400 $1,478,494
           Comcast Cable Communications Holdings,
            Inc.
            8.375%, 03/15/13                          600    676,558
           Computer Sciences Corp.
            5.000%, 02/15/13                          600    634,669
           Dominion Resources, Inc.
            5.000%, 03/15/13                          600    642,203
           Dow Chemical Co. (The)
            6.000%, 10/01/12                          385    410,740
           Enterprise Products Operating LLC
            6.375%, 02/01/13                          664    717,921
           General Electric Capital Corp.
            6.000%, 06/15/12                          800    845,952
            2.800%, 01/08/13                        2,000  2,053,090
           General Electric Co.
            5.000%, 02/01/13                        1,500  1,601,370
           Goldman Sachs Group, Inc.(The)
            5.450%, 11/01/12                        1,360  1,444,879
           Hewlett-Packard Co.
            4.500%, 03/01/13                          600    639,841
           Historic TW, Inc.
            9.125%, 01/15/13                          600    675,243
           HSBC Finance Corp.
            6.375%, 11/27/12                          600    645,965
           John Deere Capital Corp.
            4.500%, 04/03/13                          700    746,941
           JPMorgan Chase & Co.
            5.375%, 10/01/12                          800    848,847
           Kroger Co. (The)
            5.500%, 02/01/13                          600    642,325
           Merrill Lynch & Co., Inc.
            5.450%, 02/05/13                        1,400  1,490,093
           Morgan Stanley
            5.300%, 03/01/13                        1,400  1,493,828
           Nisource Finance Corp.
            6.150%, 03/01/13                          600    650,121
           Pitney Bowes, Inc.
            4.625%, 10/01/12                          600    628,284
           Prudential Financial, Inc.
            5.150%, 01/15/13                          600    635,201
           SunTrust Banks, Inc.
            5.250%, 11/05/12                          500    526,433
           TD Ameritrade Holding Corp.
            2.950%, 12/01/12                          700    715,869

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                Face
                                               Amount        Value+
                                               ------        -----

                                               (000)

             UNITED STATES -- (Continued)
             UnitedHealth Group, Inc.
              5.500%, 11/15/12                 $   250 $    267,442
             Verizon Communications, Inc.
              4.350%, 02/15/13                     600      634,029
             Wal-Mart Stores, Inc.
              4.250%, 04/15/13                   4,095    4,363,874
             Wells Fargo Bank & Co.
              4.375%, 01/31/13                     500      527,862
                                                       ------------

             TOTAL UNITED STATES..............           34,026,985
                                                       ------------
             TOTAL BONDS......................          132,786,970
                                                       ------------
             AGENCY OBLIGATIONS -- (11.8%)
             Federal Home Loan Bank
              1.500%, 01/16/13                   2,000    2,030,678
             Federal Home Loan Mortgage
              Corporation
              0.375%, 11/30/12                   2,000    1,995,108
              1.625%, 04/15/13                   3,000    3,056,226
             Federal Home Loan Mortgage
              Corporation Discount Notes
             (y)^^ 0.061%, 06/06/11...........   4,000    3,999,924
             (y)^^ 0.045%, 06/07/11...........  10,000    9,999,800
                                                       ------------

             TOTAL AGENCY OBLIGATIONS.........           21,081,736
                                                       ------------

             COMMERCIAL PAPER -- (7.0%)
             Caisse Cent Desjardins Du Quebec
              0.250%, 05/02/11                   3,000    2,999,979
             Eksportfinans ASA
              0.120%, 05/19/11                   3,500    3,499,790
             KFW International Finance, Inc.
              0.200%, 06/24/11                   2,000    1,999,560
             Nestle Capital Corp.
              0.170%, 06/30/11                   4,000    3,999,036
                                                       ------------

             TOTAL COMMERCIAL PAPER...........           12,498,365
                                                       ------------

                                                   Shares        Value+
         -                                         ------        -----
         EXCHANGE-TRADED FUND -- (3.4%)
         UNITED STATES -- (3.4%)
           SPDR Trust Series I.................    44,100    $6,021,414
                                                           ------------
         TEMPORARY CASH INVESTMENTS -- (3.3%)
           BlackRock Liquidity Funds Tempcash
            Portfolio - Institutional Shares... 5,938,000     5,938,000
                                                           ------------

         TOTAL INVESTMENTS -- (100.0%)
          (Cost $173,885,278)                              $178,326,485
                                                           ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                              Valuation Inputs
 -                             ----------------------------------------------

                                   Investment in Securities (Market Value)
 -                             ----------------------------------------------
                                 Level 1      Level 2    Level 3     Total
 -                             ----------- ------------  ------- ------------
 Bonds........................          -- $132,786,970    --    $132,786,970
 Agency Obligations...........          --   21,081,736    --      21,081,736
 Commercial Paper.............          --   12,498,365    --      12,498,365
 Exchange-Traded Fund......... $ 6,021,414           --    --       6,021,414
 Temporary Cash Investments...   5,938,000           --    --       5,938,000
 Forward Currency Contracts**.          --   (1,359,373)   --      (1,359,373)
 Futures Contracts**..........   5,421,825           --    --       5,421,825
                               ----------- ------------    --    ------------
 TOTAL........................ $17,381,239 $165,007,698    --    $182,388,937
                               =========== ============    ==    ============

 **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
     -                                                           -----

     AFFILIATED INVESTMENT COMPANY -- (100.0%)

     Investment in The U.S. Large Cap Value Series of
       The DFA Investment Trust Company                      $8,133,769,482
                                                             --------------

        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,528,588,546)............................. $8,133,769,482
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                            Shares       Value+ of Net Assets**
                                            ------       -----  ---------------
 COMMON STOCKS -- (89.4%)...............
 Consumer Discretionary -- (14.0%)......
   #Dillard's, Inc. Class A.............   240,649 $ 11,555,965       0.4%
   Foot Locker, Inc.....................   476,481   10,253,871       0.3%
  #*GameStop Corp. Class A..............   397,119   10,198,016       0.3%
   *Liberty Media Corp. Capital Class A.   139,435   11,471,317       0.4%
   *Mohawk Industries, Inc..............   210,899   12,662,376       0.4%
   *Toll Brothers, Inc..................   509,058   10,695,309       0.4%
   Other Securities.....................            408,675,956      13.5%
                                                   ------------      -----
 Total Consumer Discretionary...........            475,512,810      15.7%
                                                   ------------      -----

 Consumer Staples -- (3.5%).............
   *Constellation Brands, Inc. Class A..   572,827   12,825,597       0.4%
   *Ralcorp Holdings, Inc...............   166,665   12,966,537       0.4%
   *Smithfield Foods, Inc...............   512,700   12,079,212       0.4%
   Other Securities.....................             79,880,399       2.7%
                                                   ------------      -----
 Total Consumer Staples.................            117,751,745       3.9%
                                                   ------------      -----

 Energy -- (10.6%)......................
   *Complete Production Services, Inc...   293,989    9,977,987       0.3%
   Patterson-UTI Energy, Inc............   424,189   13,196,520       0.4%
   Pioneer Natural Resources Co.........   129,564   13,245,328       0.4%
   *Plains Exploration & Production Co..   372,012   14,151,336       0.5%
   *Rowan Cos., Inc.....................   419,159   17,478,930       0.6%
   Sunoco, Inc..........................   321,586   13,718,859       0.5%
   *Tesoro Petroleum Corp...............   480,279   13,025,166       0.4%
   #Tidewater, Inc......................   169,501   10,087,005       0.3%
   Other Securities.....................            253,287,715       8.4%
                                                   ------------      -----
 Total Energy...........................            358,168,846      11.8%
                                                   ------------      -----

 Financials -- (19.9%)..................
   *American Capital, Ltd............... 1,070,676   10,995,843       0.4%
   American Financial Group, Inc........   350,630   12,542,035       0.4%
   Assurant, Inc........................   305,492   12,128,032       0.4%
   Axis Capital Holdings, Ltd...........   403,451   14,266,027       0.5%
   *E*Trade Financial Corp..............   671,527   10,905,598       0.3%
   *NASDAQ OMX Group, Inc. (The)........   540,725   14,653,648       0.5%
   *Popular, Inc........................ 3,226,677   10,164,033       0.3%
   Reinsurance Group of America, Inc....   236,355   14,961,272       0.5%
   Transatlantic Holdings, Inc..........   204,165   10,063,293       0.3%
   Validus Holdings, Ltd................   344,953   11,224,771       0.4%
   #Zions Bancorporation................   446,096   10,907,047       0.4%
   Other Securities.....................            540,075,306      17.8%
                                                   ------------      -----
 Total Financials.......................            672,886,905      22.2%
                                                   ------------      -----

 Health Care -- (6.4%)..................
   *Coventry Health Care, Inc...........   467,075   15,072,510       0.5%
   *HealthSpring, Inc...................   272,795   11,318,265       0.4%
   *Hologic, Inc........................   462,432   10,182,753       0.3%
   #Omnicare, Inc.......................   365,815   11,493,907       0.4%
   Other Securities.....................            168,380,384       5.5%
                                                   ------------      -----
 Total Health Care......................            216,447,819       7.1%
                                                   ------------      -----

 Industrials -- (14.1%).................
  #*Avis Budget Group, Inc..............   578,582   10,969,915       0.4%
  #*General Cable Corp..................   211,820   10,273,270       0.3%
   *Owens Corning, Inc..................   350,045   13,245,703       0.4%
   #Trinity Industries, Inc.............   284,198   10,287,968       0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                 Percentage
                                                                                      Shares         Value+ of Net Assets**
                                                                                      ------         -----  ---------------
Industrials -- (Continued).....................................................
  Other Securities.............................................................              $  432,674,078      14.3%
                                                                                             --------------      ----
Total Industrials..............................................................                 477,450,934      15.8%
                                                                                             --------------      ----

Information Technology -- (12.4%)..............................................
  *Arrow Electronics, Inc......................................................      350,552     15,981,666       0.5%
  *Fairchild Semiconductor International, Inc..................................      551,477     11,564,473       0.4%
  *IAC/InterActiveCorp.........................................................      329,849     11,910,847       0.4%
  *Ingram Micro, Inc. Class A..................................................      529,613      9,919,651       0.3%
  *International Rectifier Corp................................................      300,671     10,391,190       0.3%
  *Tech Data Corp..............................................................      261,278     13,881,700       0.5%
  Other Securities.............................................................                 346,083,082      11.4%
                                                                                             --------------      ----
Total Information Technology...................................................                 419,732,609      13.8%
                                                                                             --------------      ----

Materials -- (6.9%)............................................................
  Ashland, Inc.................................................................      213,705     13,266,806       0.4%
  *Century Aluminum Co.........................................................      556,132     11,111,517       0.4%
  *Coeur d'Alene Mines Corp....................................................      329,341     10,443,403       0.3%
  Domtar Corp..................................................................      117,487     10,928,641       0.4%
  MeadWestavco Corp............................................................      402,152     13,548,501       0.4%
  Reliance Steel & Aluminum Co.................................................      209,025     11,832,905       0.4%
  Westlake Chemical Corp.......................................................      164,151     10,776,513       0.4%
  Other Securities.............................................................                 150,593,899       5.0%
                                                                                             --------------      ----
Total Materials................................................................                 232,502,185       7.7%
                                                                                             --------------      ----

Other -- (0.0%)................................................................
  Other Securities.............................................................                          --       0.0%
                                                                                             --------------      ----

Real Estate Investment Trusts -- (0.0%)........................................
  Other Securities.............................................................                         471       0.0%
                                                                                             --------------      ----
Telecommunication Services -- (1.2%)...........................................
  *MetroPCS Communications, Inc................................................      720,666     12,128,809       0.4%
  Other Securities.............................................................                  27,603,649       0.9%
                                                                                             --------------      ----
Total Telecommunication Services...............................................                  39,732,458       1.3%
                                                                                             --------------      ----

Utilities -- (0.4%)............................................................
  Other Securities.............................................................                  13,172,530       0.4%
                                                                                             --------------      ----
TOTAL COMMON STOCKS............................................................               3,023,359,312      99.7%
                                                                                             --------------      ----
RIGHTS/WARRANTS -- (0.0%)......................................................
  Other Securities.............................................................                      66,032       0.0%
                                                                                             --------------      ----

TEMPORARY CASH INVESTMENTS -- (0.2%)...........................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares..........    6,507,055      6,507,055       0.2%
                                                                                             --------------      ----

                                                                                  Shares/
                                                                                   Face
                                                                                  Amount
                                                                                  ------
                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (10.4%).......................................
(S)@DFA Short Term Investment Fund.............................................  352,488,661    352,488,661      11.6%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by
 $1,040,164 FNMA 3.500%, 02/01/26, valuedat $1,045,840) to be repurchased at
 $1,015,383.................................................................... $      1,015      1,015,378       0.1%
                                                                                             --------------      ----

TOTAL SECURITIES LENDING COLLATERAL............................................                 353,504,039      11.7%
                                                                                             --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $2,715,506,595)         $3,383,436,438     111.6%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  475,512,810           --   --    $  475,512,810
  Consumer Staples..............    117,663,397 $     88,348   --       117,751,745
  Energy........................    358,168,846           --   --       358,168,846
  Financials....................    672,886,905           --   --       672,886,905
  Health Care...................    216,447,819           --   --       216,447,819
  Industrials...................    477,272,288      178,646   --       477,450,934
  Information Technology........    419,732,609           --   --       419,732,609
  Materials.....................    232,502,185           --   --       232,502,185
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.            471           --   --               471
  Telecommunication Services....     39,732,458           --   --        39,732,458
  Utilities.....................     13,172,530           --   --        13,172,530
Rights/Warrants.................         35,727       30,305   --            66,032
Temporary Cash Investments......      6,507,055           --   --         6,507,055
Securities Lending Collateral...             --  353,504,039   --       353,504,039
                                 -------------- ------------   --    --------------
TOTAL........................... $3,029,635,100 $353,801,338   --    $3,383,436,438
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                             Shares         Value+ of Net Assets**
                                             ------         -----  ---------------
COMMON STOCKS -- (83.3%)
Consumer Discretionary -- (14.3%)
  #American Greetings Corp. Class A       1,790,470 $   44,045,562       0.6%
 #*Cabela's, Inc.                         1,608,803     41,088,829       0.5%
  #Dillard's, Inc. Class A                1,637,833     78,648,741       1.0%
 #*Gaylord Entertainment Co.              1,237,351     44,383,780       0.6%
 #*Iconix Brand Group, Inc.               1,499,001     36,710,534       0.5%
 #*Penske Automotive Group, Inc.          1,718,788     38,638,354       0.5%
  #Rent-A-Center, Inc.                    1,421,975     43,299,139       0.5%
 #*Saks, Inc.                             3,558,394     42,558,392       0.5%
  #Scholastic Corp.                       1,528,917     40,179,939       0.5%
  Other Securities                                     959,095,362      12.0%
                                                    --------------      -----
Total Consumer Discretionary                         1,368,648,632      17.2%
                                                    --------------      -----

Consumer Staples -- (2.5%)
  *Hain Celestial Group, Inc.             1,311,686     44,610,441       0.6%
  Other Securities                                     191,147,125       2.4%
                                                    --------------      -----
Total Consumer Staples                                 235,757,566       3.0%
                                                    --------------      -----

Energy -- (8.9%)
  *Bristow Group, Inc.                      994,046     46,123,734       0.6%
  *Complete Production Services, Inc.     1,711,791     58,098,187       0.7%
 #*Exterran Holdings, Inc.                1,702,183     36,954,393       0.5%
  #Frontier Oil Corp.                     1,949,845     54,478,669       0.7%
  *Helix Energy Solutions Group, Inc.     2,847,335     53,900,052       0.7%
  #SEACOR Holdings, Inc.                    362,962     35,871,534       0.4%
  Other Securities                                     569,182,547       7.1%
                                                    --------------      -----
Total Energy                                           854,609,116      10.7%
                                                    --------------      -----

Financials -- (17.0%)
  *American Capital, Ltd.                 5,107,942     52,458,564       0.7%
  *CNO Financial Group, Inc.              6,898,490     55,601,829       0.7%
  #Delphi Financial Group, Inc. Class A   1,255,156     40,102,234       0.5%
  #First Niagara Financial Group, Inc.    3,515,047     50,616,677       0.6%
 #*MBIA, Inc.                             3,747,338     38,672,528       0.5%
 #*PHH Corp.                              1,742,188     37,387,354       0.5%
  #Provident Financial Services, Inc.     2,445,306     35,505,843       0.4%
  Unitrin, Inc.                           1,286,803     38,912,923       0.5%
  #Webster Financial Corp.                1,739,823     37,440,991       0.5%
  Other Securities                                   1,242,110,408      15.6%
                                                    --------------      -----
Total Financials                                     1,628,809,351      20.5%
                                                    --------------      -----

Health Care -- (5.5%)
  Cooper Cos., Inc.                         613,518     45,952,498       0.6%
 #*HealthSpring, Inc.                       953,190     39,547,853       0.5%
 #*Kindred Healthcare, Inc.               1,507,380     38,016,124       0.5%
 #*LifePoint Hospitals, Inc.              1,678,385     69,837,600       0.9%
  #Universal American Corp.               1,561,190     36,063,489       0.4%
  *Viropharma, Inc.                       1,994,826     38,480,194       0.5%
  Other Securities                                     254,130,969       3.2%
                                                    --------------      -----
Total Health Care                                      522,028,727       6.6%
                                                    --------------      -----

Industrials -- (15.8%)
  #Alexander & Baldwin, Inc.              1,143,809     60,278,734       0.8%
  *Amerco, Inc.                             347,357     35,333,154       0.4%
 #*Avis Budget Group, Inc.                2,820,428     53,475,315       0.7%
  *Esterline Technologies Corp.           1,023,870     73,513,866       0.9%
  #GATX Corp.                             1,412,629     59,711,828       0.8%

U.S. SMALL CAP VALUE PORTFOLIO CONTINUED
CONTINUED

                                                                                                               Percentage
                                                                                    Shares         Value+ of Net Assets**
                                                                                    ------         -----  ---------------

Industrials -- (Continued)..................................................
 #*General Cable Corp.......................................................       824,297 $   39,978,404       0.5%
  Seaboard Corp.............................................................        18,889     45,088,043       0.6%
  #Trinity Industries, Inc..................................................     1,795,262     64,988,484       0.8%
  Other Securities..........................................................                1,078,663,576      13.5%
                                                                                           --------------     ------
Total Industrials...........................................................                1,511,031,404      19.0%
                                                                                           --------------     ------

Information Technology -- (12.4%)...........................................
  *Benchmark Electronics, Inc...............................................     2,751,881     46,506,789       0.6%
  *Coherent, Inc............................................................       834,432     52,160,344       0.7%
  *Convergys Corp...........................................................     2,652,794     38,465,513       0.5%
  *Fairchild Semiconductor International, Inc...............................     3,188,035     66,853,094       0.8%
  MKS Instruments, Inc......................................................     1,789,749     50,793,077       0.6%
 #*Skyworks Solutions, Inc..................................................     1,385,062     43,574,051       0.5%
 #*Vishay Intertechnology, Inc..............................................     3,162,160     60,334,013       0.8%
  Other Securities..........................................................                  831,777,509      10.4%
                                                                                           --------------     ------
Total Information Technology................................................                1,190,464,390      14.9%
                                                                                           --------------     ------

Materials -- (6.5%).........................................................
  *Century Aluminum Co......................................................     2,488,528     49,720,789       0.6%
  *Coeur d'Alene Mines Corp.................................................     1,879,971     59,613,880       0.8%
 #*Louisiana-Pacific Corp...................................................     3,774,683     35,104,552       0.4%
  #Westlake Chemical Corp...................................................     1,654,024    108,586,676       1.4%
  Other Securities..........................................................                  370,192,401       4.6%
                                                                                           --------------     ------
Total Materials.............................................................                  623,218,298       7.8%
                                                                                           --------------     ------

Other -- (0.0%).............................................................
  Other Securities..........................................................                        6,633       0.0%
                                                                                           --------------     ------

Real Estate Investment Trusts -- (0.0%).....................................
  Other Securities..........................................................                        2,061       0.0%
                                                                                           --------------     ------

Telecommunication Services -- (0.3%)........................................
  Other Securities..........................................................                   27,672,839       0.3%
                                                                                           --------------     ------

Utilities -- (0.1%).........................................................
  Other Securities..........................................................                   11,993,925       0.1%
                                                                                           --------------     ------
TOTAL COMMON STOCKS.........................................................                7,974,242,942     100.1%
                                                                                           --------------     ------
RIGHTS/WARRANTS -- (0.0%)...................................................
  Other Securities..........................................................                    1,007,772       0.0%
                                                                                           --------------     ------

TEMPORARY CASH INVESTMENTS -- (0.1%)........................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.......    10,913,076     10,913,076       0.1%
                                                                                           --------------     ------

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                ------
                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (16.6%)....................................
(S)@DFA Short Term Investment Fund.......................................... 1,584,011,499  1,584,011,499      19.9%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11..................
  (Collateralized by $4,674,280 FNMA 3.500%, 02/01/26, valuedat $4,699,788).
  to be repurchased at $4,562,923...........................................        $4,563      4,562,900       0.1%
                                                                                           --------------     ------
TOTAL SECURITIES LENDING COLLATERAL.........................................                1,588,574,399      20.0%
                                                                                           --------------     ------

U.S. SMALL CAP VALUE PORTFOLIO CONTINUED
CONTINUED

                                                         Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $7,993,881,748)         $9,574,738,189     120.2%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                   Valuation Inputs
                                 ----------------------------------------------------

                                       Investment in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks...................
  Consumer Discretionary........ $1,368,648,632             --   --    $1,368,648,632
  Consumer Staples..............    235,721,090 $       36,476   --       235,757,566
  Energy........................    854,609,116             --   --       854,609,116
  Financials....................  1,628,747,827         61,524   --     1,628,809,351
  Health Care...................    521,272,940        755,787   --       522,028,727
  Industrials...................  1,510,690,564        340,840   --     1,511,031,404
  Information Technology........  1,190,464,390             --   --     1,190,464,390
  Materials.....................    623,218,298             --   --       623,218,298
  Other.........................             --          6,633   --             6,633
  Real Estate Investment Trusts.          2,061             --   --             2,061
  Telecommunication Services....     27,672,839             --   --        27,672,839
  Utilities.....................     11,993,925             --   --        11,993,925
Rights/Warrants.................         95,033        912,739   --         1,007,772
Temporary Cash Investments......     10,913,076             --   --        10,913,076
Securities Lending Collateral...             --  1,588,574,399   --     1,588,574,399
                                 -------------- --------------   --    --------------
TOTAL........................... $7,984,049,791 $1,590,688,398   --    $9,574,738,189
                                 ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                   Percentage
                                          Shares       Value+ of Net Assets**
                                          ------       -----  ---------------
  COMMON STOCKS -- (92.2%)
  Consumer Discretionary -- (12.3%)
    *Amazon.com, Inc..................    55,780 $ 10,960,770       0.3%
    Comcast Corp. Class A.............   444,809   11,671,788       0.3%
    *DIRECTV Class A..................   220,510   10,714,581       0.3%
    Home Depot, Inc...................   244,063    9,064,500       0.2%
    McDonald's Corp...................   140,351   10,990,887       0.3%
    Time Warner, Inc..................   237,277    8,983,307       0.2%
    Walt Disney Co. (The).............   390,582   16,834,084       0.5%
    Other Securities..................            424,273,044      11.2%
                                                 ------------      -----
  Total Consumer Discretionary........            503,492,961      13.3%
                                                 ------------      -----

  Consumer Staples -- (7.0%)..........
    Coca-Cola Co. (The)...............   299,214   20,184,976       0.5%
    CVS Caremark Corp.................   290,603   10,531,453       0.3%
    Kraft Foods, Inc. Class A.........   365,426   12,271,005       0.3%
    PepsiCo, Inc......................   233,659   16,096,769       0.4%
    Philip Morris International, Inc..   257,447   17,877,120       0.5%
    Procter & Gamble Co. (The)........   378,459   24,561,989       0.7%
    Wal-Mart Stores, Inc..............   499,081   27,439,473       0.7%
    Other Securities..................            158,808,803       4.2%
                                                 ------------      -----
  Total Consumer Staples..............            287,771,588       7.6%
                                                 ------------      -----

  Energy -- (10.3%)...................
    Apache Corp.......................    77,286   10,307,634       0.3%
    Chevron Corp......................   428,110   46,852,358       1.2%
    ConocoPhillips....................   296,061   23,368,095       0.6%
    Devon Energy Corp.................   103,309    9,401,119       0.3%
    Exxon Mobil Corp..................   674,925   59,393,400       1.6%
    Occidental Petroleum Corp.........   113,741   12,999,459       0.3%
    Schlumberger, Ltd.................   204,389   18,343,913       0.5%
    Other Securities..................            240,800,932       6.3%
                                                 ------------      -----
  Total Energy........................            421,466,910      11.1%
                                                 ------------      -----

  Financials -- (14.7%)...............
    Bank of America Corp.............. 1,864,148   22,891,737       0.6%
    *Berkshire Hathaway, Inc..........   131,025   10,914,382       0.3%
    *Citigroup, Inc................... 5,989,288   27,490,832       0.7%
    Goldman Sachs Group, Inc. (The)...   103,629   15,649,015       0.4%
    JPMorgan Chase & Co...............   860,699   39,273,695       1.0%
    MetLife, Inc......................   211,259    9,884,809       0.3%
    U.S. Bancorp......................   434,986   11,231,339       0.3%
    Wells Fargo & Co.................. 1,073,360   31,245,510       0.8%
    Other Securities..................            434,107,137      11.5%
                                                 ------------      -----
  Total Financials....................            602,688,456      15.9%
                                                 ------------      -----

  Health Care -- (10.0%)..............
    Abbott Laboratories...............   203,058   10,567,138       0.3%
    Johnson & Johnson.................   372,316   24,468,608       0.6%
    Merck & Co., Inc..................   454,964   16,355,956       0.4%
    Pfizer, Inc....................... 1,749,123   36,661,618       1.0%
    UnitedHealth Group, Inc...........   235,483   11,592,828       0.3%
    Other Securities..................            307,942,221       8.1%
                                                 ------------      -----
  Total Health Care...................            407,588,369      10.7%
                                                 ------------      -----

  Industrials -- (12.3%)..............
    3M Co.............................   101,394    9,856,511       0.2%
    Caterpillar, Inc..................    93,176   10,753,442       0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED



                                                                                              Shares         Value+
                                                                                              ------         -----
Industrials -- (Continued)..............................................................
  General Electric Co...................................................................   2,341,740 $   47,888,583
  Union Pacific Corp....................................................................     107,688     11,142,477
  United Technologies Corp..............................................................     122,099     10,937,628
  Other Securities......................................................................                412,453,737
                                                                                                     --------------
Total Industrials.......................................................................                503,032,378
                                                                                                     --------------

Information Technology -- (15.2%).......................................................
  *Apple, Inc...........................................................................     118,753     41,353,357
  Cisco Sytems, Inc.....................................................................     718,867     12,623,305
  *Google, Inc..........................................................................      35,402     19,262,228
  Hewlett-Packard Co....................................................................     447,680     18,072,842
  Intel Corp............................................................................     963,439     22,342,150
  International Business Machines Corp..................................................     179,866     30,681,542
  Microsoft Corp........................................................................   1,104,256     28,732,741
  Oracle Corp...........................................................................     604,998     21,810,178
  QUALCOMM, Inc.........................................................................     237,807     13,516,950
  Other Securities......................................................................                414,037,331
                                                                                                     --------------
Total Information Technology............................................................                622,432,624
                                                                                                     --------------

Materials -- (4.9%).....................................................................
  Other Securities......................................................................                201,806,249
                                                                                                     --------------

Other -- (0.0%).........................................................................
  Other Securities......................................................................                         --
                                                                                                     --------------

Telecommunication Services -- (2.4%)....................................................
  AT&T, Inc.............................................................................   1,253,560     39,010,787
  Verizon Communications, Inc...........................................................     628,388     23,740,499
  Other Securities......................................................................                 33,142,543
                                                                                                     --------------
Total Telecommunication Services........................................................                 95,893,829
                                                                                                     --------------

Utilities -- (3.1%).....................................................................
  Other Securities......................................................................                128,337,436
                                                                                                     --------------
TOTAL COMMON STOCKS.....................................................................              3,774,510,800
                                                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)...............................................................
  Other Securities......................................................................                    171,559
                                                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares...................  31,671,641     31,671,641
                                                                                                     --------------

                                                                                           Shares/
                                                                                            Face
                                                                                           Amount
                                                                                            (000)
SECURITIES LENDING COLLATERAL -- (7.0%).................................................
(S)@DFA Short Term Investment Fund...................................................... 285,211,616    285,211,616
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $841,635
  FNMA 3.500%, 02/01/26, valued at $846,228) to be repurchased at $821,584..............        $822        821,580
                                                                                                     --------------

TOTAL SECURITIES LENDING COLLATERAL.....................................................                286,033,196
                                                                                                     --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,361,954,764)..................................................................             $4,092,387,196
                                                                                                     ==============

                                                                                              Percentage
                                                                                         of Net Assets**
                                                                                         ---------------
Industrials -- (Continued)..............................................................
  General Electric Co...................................................................       1.2%
  Union Pacific Corp....................................................................       0.3%
  United Technologies Corp..............................................................       0.3%
  Other Securities......................................................................      10.9%
                                                                                             ------
Total Industrials.......................................................................      13.2%
                                                                                             ------

Information Technology -- (15.2%).......................................................
  *Apple, Inc...........................................................................       1.1%
  Cisco Sytems, Inc.....................................................................       0.3%
  *Google, Inc..........................................................................       0.5%
  Hewlett-Packard Co....................................................................       0.5%
  Intel Corp............................................................................       0.6%
  International Business Machines Corp..................................................       0.8%
  Microsoft Corp........................................................................       0.8%
  Oracle Corp...........................................................................       0.6%
  QUALCOMM, Inc.........................................................................       0.3%
  Other Securities......................................................................      10.9%
                                                                                             ------
Total Information Technology............................................................      16.4%
                                                                                             ------

Materials -- (4.9%).....................................................................
  Other Securities......................................................................       5.3%
                                                                                             ------

Other -- (0.0%).........................................................................
  Other Securities......................................................................       0.0%
                                                                                             ------

Telecommunication Services -- (2.4%)....................................................
  AT&T, Inc.............................................................................       1.0%
  Verizon Communications, Inc...........................................................       0.6%
  Other Securities......................................................................       0.9%
                                                                                             ------
Total Telecommunication Services........................................................       2.5%
                                                                                             ------

Utilities -- (3.1%).....................................................................
  Other Securities......................................................................       3.4%
                                                                                             ------
TOTAL COMMON STOCKS.....................................................................      99.4%
                                                                                             ------
RIGHTS/WARRANTS -- (0.0%)...............................................................
  Other Securities......................................................................       0.0%
                                                                                             ------

TEMPORARY CASH INVESTMENTS -- (0.8%)....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares...................       0.8%
                                                                                             ------





SECURITIES LENDING COLLATERAL -- (7.0%).................................................
(S)@DFA Short Term Investment Fund......................................................       7.5%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $841,635
  FNMA 3.500%, 02/01/26, valued at $846,228) to be repurchased at $821,584..............       0.1%
                                                                                             ------

TOTAL SECURITIES LENDING COLLATERAL.....................................................       7.6%
                                                                                             ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,361,954,764)..................................................................     107.8%
                                                                                             ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  503,492,961           --   --    $  503,492,961
  Consumer Staples............    287,750,944 $     20,644   --       287,771,588
  Energy......................    421,466,910           --   --       421,466,910
  Financials..................    602,662,113       26,343   --       602,688,456
  Health Care.................    407,561,837       26,532   --       407,588,369
  Industrials.................    502,982,087       50,291   --       503,032,378
  Information Technology......    622,432,624           --   --       622,432,624
  Materials...................    201,806,249           --   --       201,806,249
  Other.......................             --           --   --                --
  Telecommunication Services..     95,893,829           --   --        95,893,829
  Utilities...................    128,337,436           --   --       128,337,436
Rights/Warrants...............        152,218       19,341   --           171,559
Temporary Cash Investments....     31,671,641           --   --        31,671,641
Securities Lending Collateral.             --  286,033,196   --       286,033,196
                               -------------- ------------   --    --------------

TOTAL......................... $3,806,210,849 $286,176,347   --    $4,092,387,196
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                          Shares         Value+ of Net Assets**
                                          ------         -----  ---------------

COMMON STOCKS -- (91.8%)..............
Consumer Discretionary -- (13.0%).....
  Comcast Corp. Class A...............   905,103 $   23,749,903       0.4%
  Lowe's Cos., Inc....................   606,612     15,923,565       0.3%
  News Corp. Class A..................   788,576     14,052,424       0.2%
  Time Warner, Inc....................   505,637     19,143,417       0.3%
  Walt Disney Co. (The)...............   796,924     34,347,424       0.6%
  Other Securities....................              758,912,127      12.3%
                                                 --------------      -----
Total Consumer Discretionary..........              866,128,860      14.1%
                                                 --------------      -----

Consumer Staples -- (5.7%)............
  CVS Caremark Corp...................   602,186     21,823,221       0.4%
  Kraft Foods, Inc. Class A...........   758,296     25,463,580       0.4%
  PepsiCo, Inc........................   187,890     12,943,742       0.2%
  Procter & Gamble Co. (The)..........   602,031     39,071,812       0.6%
  Wal-Mart Stores, Inc................   470,085     25,845,273       0.4%
  Other Securities....................              257,781,039       4.2%
                                                 --------------      -----
Total Consumer Staples................              382,928,667       6.2%
                                                 --------------      -----

Energy -- (11.1%).....................
  Anadarko Petroleum Corp.............   221,015     17,446,924       0.3%
  Apache Corp.........................   161,279     21,509,780       0.3%
  Chevron Corp........................   870,961     95,317,972       1.5%
  ConocoPhillips......................   621,821     49,080,332       0.8%
  Devon Energy Corp...................   179,429     16,328,039       0.3%
  Exxon Mobil Corp....................   865,623     76,174,824       1.2%
  Marathon Oil Corp...................   312,619     16,893,931       0.3%
  National-Oilwell, Inc...............   183,838     14,098,536       0.2%
  Occidental Petroleum Corp...........   173,068     19,779,942       0.3%
  Schlumberger, Ltd...................   177,195     15,903,251       0.3%
  Other Securities....................              398,747,462       6.5%
                                                 --------------      -----
Total Energy..........................              741,280,993      12.0%
                                                 --------------      -----

Financials -- (16.8%).................
  Bank of America Corp................ 4,072,969     50,016,059       0.8%
  Bank of New York Mellon Corp. (The).   547,488     15,855,252       0.3%
  *Citigroup, Inc..................... 6,270,597     28,782,040       0.5%
  Goldman Sachs Group, Inc. (The).....   215,233     32,502,335       0.5%
  JPMorgan Chase & Co................. 1,758,487     80,239,762       1.3%
  MetLife, Inc........................   417,085     19,515,407       0.3%
  Morgan Stanley......................   605,703     15,839,133       0.3%
  PNC Financial Services Group, Inc...   232,284     14,480,585       0.2%
  Prudential Financial, Inc...........   209,753     13,302,535       0.2%
  Travelers Cos., Inc. (The)..........   240,418     15,213,651       0.2%
  U.S. Bancorp........................   816,801     21,089,802       0.3%
  Wells Fargo & Co.................... 2,251,097     65,529,434       1.1%
  Other Securities....................              748,588,026      12.2%
                                                 --------------      -----
Total Financials......................            1,120,954,021      18.2%
                                                 --------------      -----

Health Care -- (9.3%).................
  Johnson & Johnson...................   334,716     21,997,536       0.3%
  Merck & Co., Inc....................   591,992     21,282,112       0.3%
  Pfizer, Inc......................... 3,406,208     71,394,120       1.2%
  UnitedHealth Group, Inc.............   491,713     24,207,031       0.4%
  WellPoint, Inc......................   211,328     16,227,877       0.3%
  Other Securities....................              470,071,433       7.6%
                                                 --------------      -----
Total Health Care.....................              625,180,109      10.1%
                                                 --------------      -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                Shares         Value+
                                                                                                ------         -----

Industrials -- (13.0%)....................................................................
  CSX Corp................................................................................     166,800 $   13,125,492
  General Electric Co.....................................................................   4,628,560     94,654,052
  Union Pacific Corp......................................................................     215,752     22,323,859
  Other Securities........................................................................                736,798,959
                                                                                                       --------------
Total Industrials.........................................................................                866,902,362
                                                                                                       --------------

Information Technology -- (12.9%).........................................................
  *Apple, Inc.............................................................................      73,982     25,762,752
  *Corning, Inc...........................................................................     683,540     14,313,328
  Hewlett-Packard Co......................................................................     667,594     26,950,770
  Intel Corp..............................................................................   1,282,072     29,731,250
  International Business Machines Corp....................................................      92,663     15,806,455
  Microsoft Corp..........................................................................     748,306     19,470,922
  Oracle Corp.............................................................................     457,669     16,498,967
  Other Securities........................................................................                710,912,390
                                                                                                       --------------
Total Information Technology..............................................................                859,446,834
                                                                                                       --------------

Materials -- (5.0%).......................................................................
  Dow Chemical Co. (The)..................................................................     381,147     15,623,216
  Other Securities........................................................................                318,471,350
                                                                                                       --------------
Total Materials...........................................................................                334,094,566
                                                                                                       --------------

Other -- (0.0%)...........................................................................
  Other Securities........................................................................                         --
                                                                                                       --------------

Real Estate Investment Trusts -- (0.0%)...................................................
  Other Securities........................................................................                        318
                                                                                                       --------------

Telecommunication Services -- (2.8%)......................................................
  AT&T, Inc...............................................................................   2,555,855     79,538,208
  Verizon Communications, Inc.............................................................   1,260,585     47,624,901
  Other Securities........................................................................                 58,625,363
                                                                                                       --------------
Total Telecommunication Services..........................................................                185,788,472
                                                                                                       --------------

Utilities -- (2.2%).......................................................................
  Other Securities........................................................................                146,077,301
                                                                                                       --------------
TOTAL COMMON STOCKS.......................................................................              6,128,782,503
                                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
  Other Securities........................................................................                    313,966
                                                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)......................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.....................  28,695,296     28,695,296
                                                                                                       --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.8%)...................................................
(S)@DFA Short Term Investment Fund........................................................ 521,669,261    521,669,261
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $1,539,401
  FNMA 3.500%, 02/01/26, valuedat $1,547,802) to be repurchased at $1,502,727.............      $1,503      1,502,719
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                523,171,980
                                                                                                       --------------

                                                                                                Percentage
                                                                                           of Net Assets**
                                                                                           ---------------

Industrials -- (13.0%)....................................................................
  CSX Corp................................................................................       0.2%
  General Electric Co.....................................................................       1.5%
  Union Pacific Corp......................................................................       0.4%
  Other Securities........................................................................      12.0%
                                                                                                -----
Total Industrials.........................................................................      14.1%
                                                                                                -----

Information Technology -- (12.9%).........................................................
  *Apple, Inc.............................................................................       0.4%
  *Corning, Inc...........................................................................       0.2%
  Hewlett-Packard Co......................................................................       0.4%
  Intel Corp..............................................................................       0.5%
  International Business Machines Corp....................................................       0.3%
  Microsoft Corp..........................................................................       0.3%
  Oracle Corp.............................................................................       0.3%
  Other Securities........................................................................      11.6%
                                                                                                -----
Total Information Technology..............................................................      14.0%
                                                                                                -----

Materials -- (5.0%).......................................................................
  Dow Chemical Co. (The)..................................................................       0.2%
  Other Securities........................................................................       5.2%
                                                                                                -----
Total Materials...........................................................................       5.4%
                                                                                                -----

Other -- (0.0%)...........................................................................
  Other Securities........................................................................       0.0%
                                                                                                -----

Real Estate Investment Trusts -- (0.0%)...................................................
  Other Securities........................................................................       0.0%
                                                                                                -----

Telecommunication Services -- (2.8%)......................................................
  AT&T, Inc...............................................................................       1.3%
  Verizon Communications, Inc.............................................................       0.8%
  Other Securities........................................................................       0.9%
                                                                                                -----
Total Telecommunication Services..........................................................       3.0%
                                                                                                -----

Utilities -- (2.2%).......................................................................
  Other Securities........................................................................       2.4%
                                                                                                -----
TOTAL COMMON STOCKS.......................................................................      99.5%
                                                                                                -----
RIGHTS/WARRANTS -- (0.0%).................................................................
  Other Securities........................................................................       0.0%
                                                                                                -----

TEMPORARY CASH INVESTMENTS -- (0.4%)......................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.....................       0.5%
                                                                                                -----





SECURITIES LENDING COLLATERAL -- (7.8%)...................................................
(S)@DFA Short Term Investment Fund........................................................       8.5%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $1,539,401
  FNMA 3.500%, 02/01/26, valuedat $1,547,802) to be repurchased at $1,502,727.............       0.0%
                                                                                                -----
TOTAL SECURITIES LENDING COLLATERAL.......................................................       8.5%
                                                                                                -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $5,595,588,154)........ $6,680,963,745     108.5%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Consumer Discretionary........ $  866,128,860           --   --    $  866,128,860
  Consumer Staples..............    382,887,718 $     40,949   --       382,928,667
  Energy........................    741,280,993           --   --       741,280,993
  Financials....................  1,120,870,698       83,323   --     1,120,954,021
  Health Care...................    625,108,602       71,507   --       625,180,109
  Industrials...................    866,846,381       55,981   --       866,902,362
  Information Technology........    859,446,834           --   --       859,446,834
  Materials.....................    334,094,566           --   --       334,094,566
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.            318           --   --               318
  Telecommunication Services....    185,788,472           --   --       185,788,472
  Utilities.....................    146,077,301           --   --       146,077,301
Rights/Warrants.................        262,899       51,067   --           313,966
Temporary Cash Investments......     28,695,296           --   --        28,695,296
Securities Lending Collateral...             --  523,171,980   --       523,171,980
                                 -------------- ------------   --    --------------

TOTAL........................... $6,157,488,938 $523,474,807   --    $6,680,963,745
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                        Percentage
                                                            Value+ of Net Assets**
                                               Shares       -----  ---------------
COMMON STOCKS -- (90.4%)...................
Consumer Discretionary -- (13.5%)..........
  CBS Corp. Class B........................   210,809 $  5,316,603       0.3%
  Comcast Corp. Class A....................   298,194    7,824,611       0.4%
  J.C. Penney Co., Inc.....................   113,950    4,381,378       0.2%
  *Liberty Media Corp. Capital Class A.....    92,738    7,629,555       0.4%
  *Liberty Media Corp. Interactive Class A.   286,008    4,999,420       0.2%
  *Royal Caribbean Cruises, Ltd............   102,220    4,070,400       0.2%
  Time Warner Cable, Inc...................    54,723    4,275,508       0.2%
  Time Warner, Inc.........................   198,927    7,531,376       0.4%
  Walt Disney Co. (The)....................   101,019    4,353,919       0.2%
  Other Securities.........................            249,318,013      12.4%
                                                      ------------      -----
Total Consumer Discretionary...............            299,700,783      14.9%
                                                      ------------      -----

Consumer Staples -- (4.6%).................
  Bunge, Ltd...............................    67,445    5,088,051       0.3%
  CVS Caremark Corp........................   152,409    5,523,302       0.3%
  J.M. Smucker Co..........................    58,872    4,419,521       0.2%
  Kraft Foods, Inc. Class A................   190,203    6,387,017       0.3%
  Procter & Gamble Co. (The)...............    97,417    6,322,363       0.3%
  Other Securities.........................             74,130,036       3.7%
                                                      ------------      -----
Total Consumer Staples.....................            101,870,290       5.1%
                                                      ------------      -----

Energy -- (10.1%)..........................
  Anadarko Petroleum Corp..................    68,323    5,393,418       0.3%
  Chevron Corp.............................   125,570   13,742,381       0.7%
  ConocoPhillips...........................   197,546   15,592,306       0.8%
  Exxon Mobil Corp.........................   176,810   15,559,280       0.8%
  Marathon Oil Corp........................    95,508    5,161,252       0.2%
  *Nabors Industries, Ltd..................   140,749    4,312,549       0.2%
  Pioneer Natural Resources Co.............    54,700    5,591,981       0.3%
  Other Securities.........................            159,090,394       7.9%
                                                      ------------      -----
Total Energy...............................            224,443,561      11.2%
                                                      ------------      -----

Financials -- (21.3%)......................
  American Financial Group, Inc............   129,237    4,622,808       0.2%
  Bank of America Corp..................... 1,228,804   15,089,713       0.8%
  Bank of New York Mellon Corp. (The)......   168,407    4,877,067       0.3%
  *Citigroup, Inc.......................... 1,768,967    8,119,559       0.4%
  CNA Financial Corp.......................   130,529    4,051,620       0.2%
  First Niagara Financial Group, Inc.......   287,675    4,142,520       0.2%
  Goldman Sachs Group, Inc. (The)..........    43,159    6,517,441       0.3%
  JPMorgan Chase & Co......................   539,281   24,607,392       1.2%
  LIncoln National Corp....................   152,570    4,764,761       0.2%
  MetLife, Inc.............................   123,995    5,801,726       0.3%
  Morgan Stanley...........................   185,483    4,850,380       0.2%
  NYSE Euronext, Inc.......................   132,257    5,296,893       0.3%
  PNC Financial Services Group, Inc........    67,378    4,200,345       0.2%
  Principal Financial Group, Inc...........   154,218    5,204,858       0.3%
  Regions Financial Corp...................   574,455    4,216,500       0.2%
  Travelers Cos., Inc. (The)...............    73,100    4,625,768       0.2%
  Unum Group...............................   203,475    5,388,018       0.3%
  Wells Fargo & Co.........................   363,213   10,573,130       0.5%
  Other Securities.........................            343,903,605      17.1%
                                                      ------------      -----
Total Financials...........................            470,854,104      23.4%
                                                      ------------      -----

Health Care -- (7.6%)......................
  Pfizer, Inc..............................   526,553   11,036,551       0.6%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                               Shares         Value+
                                                                                               ------         -----
Health Care -- (Continued)...............................................................
  WellPoint, Inc.........................................................................      62,400 $    4,791,696
  Other Securities.......................................................................                152,828,374
                                                                                                      --------------
Total Health Care........................................................................                168,656,621
                                                                                                      --------------

Industrials -- (12.8%)...................................................................
  General Electric Co....................................................................     741,335     15,160,301
  *Owens Corning, Inc....................................................................     107,808      4,079,455
  Other Securities.......................................................................                263,342,387
                                                                                                      --------------
Total Industrials........................................................................                282,582,143
                                                                                                      --------------

Information Technology -- (11.6%)........................................................
  *IAC/InterActiveCorp...................................................................     143,044      5,165,319
  Intel Corp.............................................................................     202,420      4,694,120
  *Vishay Intertechnology, Inc...........................................................     264,417      5,045,076
  Other Securities.......................................................................                242,877,607
                                                                                                      --------------
Total Information Technology.............................................................                257,782,122
                                                                                                      --------------

Materials -- (5.4%)......................................................................
  MeadWestavco Corp......................................................................     151,161      5,092,614
  Westlake Chemical Corp.................................................................      74,956      4,920,861
  Other Securities.......................................................................                108,800,479
                                                                                                      --------------
Total Materials..........................................................................                118,813,954
                                                                                                      --------------

Other -- (0.0%)..........................................................................
  Other Securities.......................................................................                         --
                                                                                                      --------------

Telecommunication Services -- (2.2%).....................................................
  AT&T, Inc..............................................................................     736,355     22,915,368
  Verizon Communications, Inc............................................................     201,388      7,608,439
  Other Securities.......................................................................                 19,328,739
                                                                                                      --------------
Total Telecommunication Services.........................................................                 49,852,546
                                                                                                      --------------

Utilities -- (1.3%)......................................................................
  Other Securities.......................................................................                 29,169,187
                                                                                                      --------------
TOTAL COMMON STOCKS......................................................................              2,003,725,311
                                                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)................................................................
  Other Securities.......................................................................                     86,679
                                                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.4%).....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................   8,471,773      8,471,773
                                                                                                      --------------
                                                                                              Shares/
                                                                                                 Face
                                                                                               Amount
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (9.2%)..................................................
(S)@DFA Short Term Investment Fund....................................................... 202,292,578    202,292,578
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $596,948,
  FNMA 3.500%, 02/01/26, valued at $600,206) to be repurchased at $582,726...............        $583        582,723
                                                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL......................................................                202,875,301
                                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,851,320,915)......................................             $2,215,159,064
                                                                                                      ==============

                                                                                               Percentage
                                                                                          of Net Assets**
                                                                                          ---------------
Health Care -- (Continued)...............................................................
  WellPoint, Inc.........................................................................       0.2%
  Other Securities.......................................................................       7.6%
                                                                                              ------
Total Health Care........................................................................       8.4%
                                                                                              ------

Industrials -- (12.8%)...................................................................
  General Electric Co....................................................................       0.8%
  *Owens Corning, Inc....................................................................       0.2%
  Other Securities.......................................................................      13.1%
                                                                                              ------
Total Industrials........................................................................      14.1%
                                                                                              ------

Information Technology -- (11.6%)........................................................
  *IAC/InterActiveCorp...................................................................       0.3%
  Intel Corp.............................................................................       0.2%
  *Vishay Intertechnology, Inc...........................................................       0.2%
  Other Securities.......................................................................      12.1%
                                                                                              ------
Total Information Technology.............................................................      12.8%
                                                                                              ------

Materials -- (5.4%)......................................................................
  MeadWestavco Corp......................................................................       0.3%
  Westlake Chemical Corp.................................................................       0.2%
  Other Securities.......................................................................       5.4%
                                                                                              ------
Total Materials..........................................................................       5.9%
                                                                                              ------

Other -- (0.0%)..........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

Telecommunication Services -- (2.2%).....................................................
  AT&T, Inc..............................................................................       1.1%
  Verizon Communications, Inc............................................................       0.4%
  Other Securities.......................................................................       1.0%
                                                                                              ------
Total Telecommunication Services.........................................................       2.5%
                                                                                              ------

Utilities -- (1.3%)......................................................................
  Other Securities.......................................................................       1.4%
                                                                                              ------
TOTAL COMMON STOCKS......................................................................      99.7%
                                                                                              ------
RIGHTS/WARRANTS -- (0.0%)................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------
TEMPORARY CASH INVESTMENTS -- (0.4%).....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................       0.4%
                                                                                              ------




SECURITIES LENDING COLLATERAL -- (9.2%)..................................................
(S)@DFA Short Term Investment Fund.......................................................      10.1%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $596,948,
  FNMA 3.500%, 02/01/26, valued at $600,206) to be repurchased at $582,726...............       0.0%
                                                                                              ------
TOTAL SECURITIES LENDING COLLATERAL......................................................      10.1%
                                                                                              ------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,851,320,915)......................................     110.2%
                                                                                              ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED



Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  299,700,783           --   --    $  299,700,783
  Consumer Staples............    101,825,093 $     45,197   --       101,870,290
  Energy......................    224,443,561           --   --       224,443,561
  Financials..................    470,778,965       75,139   --       470,854,104
  Health Care.................    168,632,609       24,012   --       168,656,621
  Industrials.................    282,570,415       11,728   --       282,582,143
  Information Technology......    257,782,122           --   --       257,782,122
  Materials...................    118,813,954           --   --       118,813,954
  Other.......................             --           --   --                --
  Telecommunication Services..     49,852,546           --   --        49,852,546
  Utilities...................     29,169,187           --   --        29,169,187
Rights/Warrants...............         41,615       45,064   --            86,679
Temporary Cash Investments....      8,471,773           --   --         8,471,773
Securities Lending Collateral.             --  202,875,301   --       202,875,301
                               -------------- ------------   --    --------------

TOTAL......................... $2,012,082,623 $203,076,441   --    $2,215,159,064
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                      Percentage
                                             Shares       Value+ of Net Assets**
                                             ------       -----  ---------------
COMMON STOCKS -- (79.9%)...................
Consumer Discretionary -- (13.1%)..........
  #Aaron's, Inc............................ 282,237 $  8,125,603       0.2%
  #Buckle, Inc............................. 177,650    8,081,298       0.2%
 #*Deckers Outdoor Corp.................... 107,700    9,139,422       0.2%
  #Dillard's, Inc. Class A................. 187,213    8,989,968       0.2%
 #*Pier 1 Imports, Inc..................... 682,993    8,318,855       0.2%
  *Tenneco, Inc............................ 167,225    7,727,467       0.1%
  *Ulta Salon Cosmetics & Fragrance, Inc... 169,958    9,040,066       0.2%
  *WABCO Holdings, Inc..................... 140,934   10,407,976       0.2%
  Other Securities.........................          673,888,454      14.9%
                                                    ------------      -----
Total Consumer Discretionary...............          743,719,109      16.4%
                                                    ------------      -----

Consumer Staples -- (2.9%).................
  #Nu Skin Enterprises, Inc. Class A....... 299,624    9,614,934       0.2%
  Other Securities.........................          155,333,021       3.4%
                                                    ------------      -----
Total Consumer Staples.....................          164,947,955       3.6%
                                                    ------------      -----

Energy -- (5.3%)...........................
  *Complete Production Services, Inc....... 223,760    7,594,414       0.2%
  Frontier Oil Corp........................ 338,166    9,448,358       0.2%
  *Helix Energy Solutions Group, Inc....... 411,246    7,784,887       0.2%
  #Holly Corp.............................. 154,285    8,933,102       0.2%
  *International Coal Group, Inc........... 713,310    7,867,809       0.2%
 #*Key Energy Services, Inc................ 480,044    8,736,801       0.2%
  Lufkin Industries, Inc...................  95,925    8,856,755       0.2%
  *Rosetta Resources, Inc.................. 169,847    7,801,073       0.2%
  #RPC, Inc................................ 397,165   10,743,313       0.2%
  Other Securities.........................          224,231,371       4.9%
                                                    ------------      -----
Total Energy...............................          301,997,883       6.7%
                                                    ------------      -----

Financials -- (10.6%)......................
  *American Capital, Ltd................... 882,842    9,066,787       0.2%
  *CNO Financial Group, Inc................ 953,964    7,688,950       0.2%
  Other Securities.........................          580,800,781      12.8%
                                                    ------------      -----
Total Financials...........................          597,556,518      13.2%
                                                    ------------      -----

Health Care -- (8.5%)......................
 #*American Medical Systems Holdings, Inc.. 268,775    7,928,862       0.2%
  *HealthSpring, Inc....................... 211,823    8,788,536       0.2%
  Medicis Pharmaceutical Corp. Class A..... 212,145    7,522,662       0.2%
  Other Securities.........................          455,126,868      10.0%
                                                    ------------      -----
Total Health Care..........................          479,366,928      10.6%
                                                    ------------      -----

Industrials -- (14.6%).....................
  #Actuant Corp. Class A................... 273,540    7,593,470       0.1%
  Alexander & Baldwin, Inc................. 145,501    7,667,903       0.2%
 #*Avis Budget Group, Inc.................. 411,404    7,800,220       0.2%
 #*General Cable Corp...................... 189,054    9,169,119       0.2%
  *Hexcel Corp............................. 356,681    7,679,342       0.2%
  #Manitowoc Co., Inc. (The)............... 459,749   10,201,830       0.2%
  *Old Dominion Freight Line, Inc.......... 201,306    7,532,871       0.1%
  *Sauer-Danfoss, Inc...................... 130,532    7,705,304       0.2%
  Other Securities.........................          760,157,910      16.8%
                                                    ------------      -----
Total Industrials..........................          825,507,969      18.2%
                                                    ------------      -----

Information Technology -- (17.1%)..........
 #*Acme Packet, Inc........................ 161,675   13,355,972       0.3%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                               Percentage
                                                                                       Shares         Value+ of Net Assets**
                                                                                       ------         -----  ---------------
Information Technology -- (Continued)
 #*Ancestry.com, Inc.                                                                 163,751 $    7,483,421       0.1%
  *Ariba, Inc.                                                                        262,753      9,135,922       0.2%
 #*Aruba Networks, Inc.                                                               263,829      9,479,376       0.2%
  *Fairchild Semiconductor International, Inc.                                        398,681      8,360,341       0.2%
  *Hypercom Corp.                                                                     918,056     10,989,130       0.2%
  *International Rectifier Corp.                                                      225,033      7,777,140       0.2%
 #*IPG Photonics Corp.                                                                204,333     14,192,970       0.3%
  *Loral Space & Communications, Inc.                                                 128,378      8,973,622       0.2%
 #*Riverbed Technology, Inc.                                                          293,942     10,329,122       0.2%
  *TIBCO Software, Inc.                                                               474,473     14,229,445       0.3%
 #*Veeco Instruments, Inc.                                                            155,644      7,958,078       0.2%
 #*VeriFone Systems, Inc.                                                             226,455     12,414,263       0.3%
  *Vishay Intertechnology, Inc.                                                       427,738      8,161,241       0.2%
  Other Securities                                                                               823,002,278      18.2%
                                                                                              --------------      -----
Total Information Technology                                                                     965,842,321      21.3%
                                                                                              --------------      -----

Materials -- (4.8%)
  Carpenter Technology Corp.                                                          165,007      8,458,259       0.2%
  *Coeur d'Alene Mines Corp.                                                          254,520      8,070,829       0.2%
  #NewMarket Corp.............................................................         43,500      8,017,920       0.1%
  *Rockwood Holdings, Inc.                                                            141,834      8,047,661       0.2%
  Westlake Chemical Corp.                                                             127,313      8,358,098       0.2%
  Other Securities                                                                               230,284,691       5.1%
                                                                                              --------------      -----
Total Materials                                                                                  271,237,458       6.0%
                                                                                              --------------      -----

Other -- (0.0%)
  Other Securities                                                                                       454       0.0%
                                                                                              --------------      -----

Telecommunication Services -- (0.8%)
  Other Securities                                                                                46,650,648       1.0%
                                                                                              --------------      -----

Utilities -- (2.2%)
  Other Securities                                                                               121,962,992       2.7%
                                                                                              --------------      -----
TOTAL COMMON STOCKS                                                                            4,518,790,235      99.7%
                                                                                              --------------      -----

RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                   137,432       0.0%
                                                                                              --------------      -----

TEMPORARY CASH INVESTMENTS -- (0.4%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares              22,078,495     22,078,495       0.5%
                                                                                              --------------      -----

                                                                                  Shares/
                                                                                   Face
                                                                                  Amount
                                                                                  ------
                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (19.7%)
(S)@DFA Short Term Investment Fund                                              1,110,010,185  1,110,010,185      24.5%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by
  $3,275,544 FNMA 3.500%, 02/01/26, valuedat $3,293,419) to be repurchased
  at $3,197,509                                                                $        3,197      3,197,493       0.1%
                                                                                              --------------      -----
TOTAL SECURITIES LENDING COLLATERAL                                                            1,113,207,678      24.6%
                                                                                              --------------      -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         Percentage
                                                Value+ of Net Assets**
                                                ------ ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $4,434,531,322)........ $5,654,213,840     124.8%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  743,719,109             --   --    $  743,719,109
  Consumer Staples............    164,850,813 $       97,142   --       164,947,955
  Energy......................    301,997,883             --   --       301,997,883
  Financials..................    597,511,724         44,794   --       597,556,518
  Health Care.................    479,220,303        146,625   --       479,366,928
  Industrials.................    825,302,926        205,043   --       825,507,969
  Information Technology......    965,842,321             --   --       965,842,321
  Materials...................    271,237,458             --   --       271,237,458
  Other.......................             --            454   --               454
  Telecommunication Services..     46,650,648             --   --        46,650,648
  Utilities...................    121,962,992             --   --       121,962,992
Rights/Warrants...............         44,910         92,522   --           137,432
Temporary Cash Investments....     22,078,495             --   --        22,078,495
Securities Lending Collateral.             --  1,113,207,678   --     1,113,207,678
                               -------------- --------------   --    --------------
TOTAL......................... $4,540,419,582 $1,113,794,258   --    $5,654,213,840
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                  Percentage
                                            Shares       Value+ of Net Assets**
                                            ------       -----  ---------------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (13.4%)
 #*BJ's Restaurants, Inc.                  218,820 $ 10,273,599       0.3%
  *Buffalo Wild Wings, Inc.                149,089    9,109,338       0.2%
  Finish Line, Inc. Class A                400,378    8,604,123       0.2%
  *Hibbett Sporting Goods, Inc.            213,043    8,048,765       0.2%
  #Monro Muffler Brake, Inc.               271,069    8,235,076       0.2%
  Other Securities                                  535,484,716      14.2%
                                                   ------------      -----
Total Consumer Discretionary                        579,755,617      15.3%
                                                   ------------      -----

Consumer Staples -- (3.9%)
  Andersons, Inc. (The)                    164,550    8,169,908       0.2%
  *Darling International, Inc.             608,047    9,832,120       0.3%
  J & J Snack Foods Corp.                  180,997    9,198,268       0.2%
  #PriceSmart, Inc.                        296,100   12,329,604       0.3%
  Other Securities                                  126,673,134       3.4%
                                                   ------------      -----
Total Consumer Staples                              166,203,034       4.4%
                                                   ------------      -----

Energy -- (4.5%)
  *Clayton Williams Energy, Inc.           110,880   10,042,402       0.3%
  Other Securities                                  183,923,312       4.8%
                                                   ------------      -----
Total Energy                                        193,965,714       5.1%
                                                   ------------      -----

Financials -- (11.8%)
  #FBL Financial Group, Inc. Class A       289,468    8,828,774       0.3%
  *First Cash Financial Services, Inc.     294,883   11,571,209       0.3%
  Infinity Property & Casualty Corp.       144,873    8,561,994       0.2%
 #*World Acceptance Corp.                  156,911   10,662,102       0.3%
  Other Securities                                  469,644,144      12.4%
                                                   ------------      -----
Total Financials                                    509,268,223      13.5%
                                                   ------------      -----

Health Care -- (11.0%)
  *Cyberonics, Inc.                        225,257    8,012,392       0.2%
  *Hanger Orthopedic Group, Inc.           308,862    8,391,781       0.2%
  Invacare Corp.                           248,109    8,162,786       0.2%
  *Neogen Corp.                            203,656    8,533,186       0.2%
  *Zoll Medical Corp.                      170,789    9,680,321       0.3%
  Other Securities                                  431,886,417      11.4%
                                                   ------------      -----
Total Health Care                                   474,666,883      12.5%
                                                   ------------      -----

Industrials -- (16.3%)
  *Acacia Technologies Group               346,464   14,243,135       0.4%
  *Dollar Thrifty Automotive Group, Inc.   133,851    9,226,349       0.2%
  Kaman Corp. Class A                      236,632    8,802,710       0.2%
  Raven Industries, Inc.                   178,996    9,730,223       0.2%
  #Titan International, Inc.               319,702    9,875,595       0.3%
 #*United Rentals, Inc.                    353,280   10,393,498       0.3%
  Other Securities                                  638,569,237      16.9%
                                                   ------------      -----
Total Industrials                                   700,840,747      18.5%
                                                   ------------      -----

Information Technology -- (19.8%)
  *Acme Packet, Inc.                       124,480   10,283,293       0.3%
  *Cabot Microelectronics Corp.            230,045   11,237,698       0.3%
  *Coherent, Inc.                          132,487    8,281,762       0.2%
  *Entegris, Inc.                          947,226    8,174,560       0.2%
  Forrester Research, Inc.                 223,549    8,832,421       0.2%
  iGATE Corp.                              521,424    8,843,351       0.2%
  *IPG Photonics Corp.                     458,850   31,871,721       0.8%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                    Shares         Value+
                                                                                                    ------         -----
Information Technology -- (Continued)
 #*L-1 Identity Solutions, Inc.                                                                    785,607 $    9,215,170
  *Loral Space & Communications, Inc.                                                              158,091     11,050,561
  *Manhattan Associates, Inc.                                                                      238,948      8,637,970
  *NetScout Systems, Inc.                                                                          317,575      8,126,744
  OPNET Technologies, Inc.                                                                         203,834      7,982,139
 #*RightNow Technologies, Inc.                                                                     262,553      9,499,168
  *ScanSource, Inc.                                                                                236,107      8,445,547
 #*STEC, Inc.                                                                                      446,325      9,337,119
 #*Stratasys, Inc.                                                                                 197,122     10,615,020
 #*Travelzoo, Inc.                                                                                 131,842     10,797,860
 #*Tyler Technologies, Inc.                                                                        364,519      9,036,426
 #*Ultimate Software Group, Inc.                                                                   179,380     10,045,280
 #*Universal Display Corp.                                                                         307,402     16,888,666
  Other Securities                                                                                            638,901,505
                                                                                                           --------------
Total Information Technology                                                                                  856,103,981
                                                                                                           --------------

Materials -- (4.4%)
  #AMCOL International Corp.                                                                       263,102      9,792,656
  Arch Chemicals, Inc.                                                                             218,955      8,466,990
  Balchem Corp.                                                                                    235,675      9,353,941
  Deltic Timber Corp.                                                                              123,009      8,340,010
  Other Securities                                                                                            155,180,485
                                                                                                           --------------
Total Materials                                                                                               191,134,082
                                                                                                           --------------

Other -- (0.0%)
  Other Securities                                                                                                  2,444
                                                                                                           --------------

Telecommunication Services -- (1.2%)
  Other Securities                                                                                             52,177,910
                                                                                                           --------------

Utilities -- (1.4%)
  MGE Energy, Inc.                                                                                 196,967      8,274,584
  Other Securities                                                                                             49,734,183
                                                                                                           --------------
Total Utilities                                                                                                58,008,767
                                                                                                           --------------
TOTAL COMMON STOCKS                                                                                         3,782,127,402
                                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                                422,907
                                                                                                           --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares                            4,712,372      4,712,372
                                                                                                           --------------

                                                                                                   Shares/
                                                                                                      Face
                                                                                                    Amount
                                                                                                    ------
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (12.2%)
(S)@DFA Short Term Investment Fund                                                             526,244,270    526,244,270
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
 (Collateralized by $1,552,901 FNMA 3.500%, 02/01/26, valued at $1,561,376) to be repurchased
 at $1,515,906                                                                                      $1,516      1,515,898
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                           527,760,168
                                                                                                           --------------

                                                                                                    Percentage
                                                                                               of Net Assets**
                                                                                               ---------------
Information Technology -- (Continued)
 #*L-1 Identity Solutions, Inc.                                                                      0.2%
  *Loral Space & Communications, Inc.                                                                0.3%
  *Manhattan Associates, Inc.                                                                        0.2%
  *NetScout Systems, Inc.                                                                            0.2%
  OPNET Technologies, Inc.                                                                           0.2%
 #*RightNow Technologies, Inc.                                                                       0.3%
  *ScanSource, Inc.                                                                                  0.2%
 #*STEC, Inc.                                                                                        0.3%
 #*Stratasys, Inc.                                                                                   0.3%
 #*Travelzoo, Inc.                                                                                   0.3%
 #*Tyler Technologies, Inc.                                                                          0.2%
 #*Ultimate Software Group, Inc.                                                                     0.3%
 #*Universal Display Corp.                                                                           0.5%
  Other Securities                                                                                  16.9%
                                                                                                    -----
Total Information Technology                                                                        22.6%
                                                                                                    -----

Materials -- (4.4%)
  #AMCOL International Corp.                                                                         0.3%
  Arch Chemicals, Inc.                                                                               0.2%
  Balchem Corp.                                                                                      0.3%
  Deltic Timber Corp.                                                                                0.2%
  Other Securities                                                                                   4.1%
                                                                                                    -----
Total Materials                                                                                      5.1%
                                                                                                    -----

Other -- (0.0%)
  Other Securities                                                                                   0.0%
                                                                                                    -----

Telecommunication Services -- (1.2%)
  Other Securities                                                                                   1.4%
                                                                                                    -----

Utilities -- (1.4%)
  MGE Energy, Inc.                                                                                   0.2%
  Other Securities                                                                                   1.3%
                                                                                                    -----
Total Utilities                                                                                      1.5%
                                                                                                    -----
TOTAL COMMON STOCKS                                                                                 99.9%
                                                                                                    -----
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                   0.0%
                                                                                                    -----

TEMPORARY CASH INVESTMENTS -- (0.1%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares                                0.1%
                                                                                                    -----






SECURITIES LENDING COLLATERAL -- (12.2%)
(S)@DFA Short Term Investment Fund                                                                  13.9%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
 (Collateralized by $1,552,901 FNMA 3.500%, 02/01/26, valued at $1,561,376) to be repurchased
 at $1,515,906                                                                                       0.1%
                                                                                                    -----
TOTAL SECURITIES LENDING COLLATERAL                                                                 14.0%
                                                                                                    -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $3,386,789,027)........ $4,315,022,849     114.0%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  579,755,617           --   --    $  579,755,617
  Consumer Staples............    166,065,165 $    137,869   --       166,203,034
  Energy......................    193,965,714           --   --       193,965,714
  Financials..................    509,006,441      261,782   --       509,268,223
  Health Care.................    474,442,602      224,281   --       474,666,883
  Industrials.................    700,800,010       40,737   --       700,840,747
  Information Technology......    856,103,981           --   --       856,103,981
  Materials...................    191,134,082           --   --       191,134,082
  Other.......................             --        2,444   --             2,444
  Telecommunication Services..     52,177,910           --   --        52,177,910
  Utilities...................     58,008,767           --   --        58,008,767
Rights/Warrants...............         61,485      361,422   --           422,907
Temporary Cash Investments....      4,712,372           --   --         4,712,372
Securities Lending Collateral.             --  527,760,168   --       527,760,168
                               -------------- ------------   --    --------------
TOTAL......................... $3,786,234,146 $528,788,703   --    $4,315,022,849
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                                       Percentage
                                                                            Shares         Value+ of Net Assets**
                                                                            ------         -----  ---------------
COMMON STOCKS -- (82.0%)
Real Estate Investment Trusts -- (82.0%)
  Alexander's, Inc.                                                         48,795 $   21,435,156       0.7%
  #Alexandria Real Estate Equities, Inc.                                   461,058     37,875,915       1.2%
  AMB Property Corp.                                                     1,439,681     52,404,388       1.7%
  American Campus Communites, Inc.                                         561,680     19,743,052       0.6%
  #Apartment Investment & Management Co. Class A                         1,070,880     28,870,925       0.9%
  #AvalonBay Communities, Inc.                                             778,009     98,503,719       3.1%
  #BioMed Realty Trust, Inc.                                             1,091,810     21,661,510       0.7%
  #Boston Properties, Inc.                                               1,282,000    134,007,460       4.2%
  BRE Properties, Inc. Class A                                             551,733     27,983,898       0.9%
  Camden Property Trust                                                    616,784     38,703,196       1.2%
  #CBL & Associates Properties, Inc.                                     1,200,256     22,288,754       0.7%
  #Corporate Office Properties Trust                                       547,500     19,277,475       0.6%
  #Developers Diversified Realty Corp.                                   1,945,090     28,670,627       0.9%
  #Digital Realty Trust, Inc.                                              773,347     46,663,758       1.5%
  #Douglas Emmett, Inc.                                                  1,017,007     21,163,916       0.7%
  Duke Realty Corp.                                                      2,155,660     32,873,815       1.0%
  #Entertainment Properties Trust                                          398,314     18,963,730       0.6%
  #Equity Residential                                                    2,602,656    155,430,616       4.9%
  #Essex Property Trust, Inc.                                              276,971     37,524,031       1.2%
  Federal Realty Investment Trust                                          562,878     49,285,598       1.6%
  *General Growth Properties, Inc.                                       3,463,216     57,835,707       1.8%
  #HCP, Inc.                                                             3,226,720    127,842,646       4.1%
  #Health Care REIT, Inc.                                                1,407,963     75,706,170       2.4%
  #Highwood Properties, Inc.                                               655,670     24,194,223       0.8%
  #Home Properties, Inc.                                                   335,680     21,282,112       0.7%
  Hospitality Properties Trust                                           1,129,465     27,276,580       0.9%
  #Host Marriott Corp.                                                   6,093,286    108,399,558       3.4%
  #Kimco Realty Corp.                                                    3,714,442     72,580,197       2.3%
  #Liberty Property Trust                                                1,044,979     36,751,911       1.2%
  #Macerich Co. (The)                                                    1,112,431     58,758,605       1.9%
  Mack-Cali Realty Corp.                                                   727,684     25,701,799       0.8%
  #Mid-America Apartment Communities, Inc.                                 289,230     19,335,025       0.6%
  #National Retail Properties, Inc.                                        763,832     20,119,335       0.6%
  Nationwide Health Properties, Inc.                                     1,102,624     48,294,931       1.5%
  #Omega Healthcare Investors, Inc.                                        839,612     19,277,492       0.6%
  #Piedmont Office Realty Trust, Inc.                                    1,116,017     22,208,738       0.7%
  ProLogis                                                               4,811,917     78,386,128       2.5%
  Public Storage REIT                                                    1,324,670    155,397,038       4.9%
  #Realty Income Corp.                                                   1,005,558     35,747,587       1.1%
  Regency Centers Corp.                                                    749,077     35,251,564       1.1%
  Senior Housing Properties Trust                                        1,166,432     27,667,767       0.9%
  Simon Property Group, Inc.                                             2,680,150    306,984,381       9.7%
  #SL Green Realty Corp.                                                   716,070     59,097,257       1.9%
  #Tanger Factory Outlet Centers, Inc.                                     740,796     20,468,193       0.6%
  Taubman Centers, Inc.                                                    501,718     29,174,902       0.9%
  UDR, Inc.                                                              1,552,746     40,200,594       1.3%
  #Ventas, Inc.                                                          1,441,328     80,613,475       2.6%
  Vornado Realty Trust                                                   1,508,390    145,831,145       4.6%
  #Washington REIT                                                         570,992     18,500,141       0.6%
  #Weingarten Realty Investors                                           1,049,531     27,718,114       0.9%
  Other Securities                                                                    412,120,778      13.1%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 3,152,055,632      99.9%
                                                                                   --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.5%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares   19,467,014     19,467,014       0.6%
                                                                                   --------------      -----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                   Shares/
                                                                                                      Face
                                                                                                    Amount         Value+
                                                                                                    ------         -----
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (17.5%)......................................................
(S)@DFA Short Term Investment Fund............................................................ 672,941,132 $  672,941,132
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11
 (Collateralized by $1,985,791 FNMA 3.500%, 02/01/26, valued at $1,996,627) to be repurchased
 at $1,938,483................................................................................      $1,938      1,938,473
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL...........................................................                674,879,605
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,988,706,483)........................................................................             $3,846,402,251
                                                                                                           ==============

                                                                                                   Percentage
                                                                                               of Net Assets*
                                                                                               --------------

SECURITIES LENDING COLLATERAL -- (17.5%)......................................................
(S)@DFA Short Term Investment Fund............................................................      21.3%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11
 (Collateralized by $1,985,791 FNMA 3.500%, 02/01/26, valued at $1,996,627) to be repurchased
 at $1,938,483................................................................................       0.1%
                                                                                                   ------
TOTAL SECURITIES LENDING COLLATERAL...........................................................      21.4%
                                                                                                   ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,988,706,483)........................................................................     121.9%
                                                                                                   ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Real Estate Investment Trusts. $3,152,055,632           --   --    $3,152,055,632
Temporary Cash Investments......     19,467,014           --   --        19,467,014
Securities Lending Collateral...             -- $674,879,605   --       674,879,605
                                 -------------- ------------   --    --------------

TOTAL........................... $3,171,522,646 $674,879,605   --    $3,846,402,251
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.
                                      38

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                 Shares      Value++ of Net Assets**
                                                 ------      -----   ---------------
COMMON STOCKS -- (83.4%)
AUSTRALIA -- (6.5%)
  Australia & New Zealand Banking Group, Ltd.   360,926 $  9,614,045       0.5%
  BHP Billiton, Ltd.                            294,474   14,909,034       0.8%
  #BHP Billiton, Ltd. Sponsored ADR              94,000    9,516,560       0.5%
  Commonwealth Bank of Australia                213,538   12,605,691       0.7%
  National Australia Bank, Ltd.                 299,123    8,905,685       0.5%
  Westpac Banking Corp.                         319,640    8,726,176       0.4%
  Other Securities                                        83,610,273       4.3%
                                                        ------------      -----
TOTAL AUSTRALIA                                          147,887,464       7.7%
                                                        ------------      -----

AUSTRIA -- (0.2%)
  Other Securities                                         5,427,621       0.3%
                                                        ------------      -----

BELGIUM -- (0.7%)
  Other Securities.............................           15,732,757       0.8%
                                                        ------------      -----

CANADA -- (8.6%)
  #Bank of Nova Scotia                          146,827    8,952,544       0.5%
  Barrick Gold Corp.                            140,200    7,160,032       0.4%
  Canadian National Resources, Ltd.             152,300    7,164,692       0.4%
  Potash Corp. of Saskatchewan, Inc.            127,800    7,219,690       0.4%
  #Royal Bank of Canada                         200,737   12,644,850       0.7%
  Suncor Energy, Inc.                           218,807   10,085,265       0.5%
  #Toronto Dominion Bank                        123,084   10,656,916       0.5%
  Other Securities                                       133,758,149       6.9%
                                                        ------------      -----
TOTAL CANADA                                             197,642,138      10.3%
                                                        ------------      -----

DENMARK -- (0.9%)
  Other Securities                                        20,572,746       1.1%
                                                        ------------      -----

FINLAND -- (0.8%)
  Other Securities                                        18,003,222       0.9%
                                                        ------------      -----

FRANCE -- (7.6%)
  BNP Paribas SA............................... 126,565   10,005,549       0.5%
  GDF Suez SA                                   173,524    7,095,282       0.4%
  *Sanofi-Aventis SA                            104,729    8,285,859       0.4%
  Total SA                                      162,680   10,418,270       0.6%
  Total SA Sponsored ADR                        144,707    9,294,531       0.5%
  Other Securities                                       129,448,352       6.7%
                                                        ------------      -----
TOTAL FRANCE                                             174,547,843       9.1%
                                                        ------------      -----

GERMANY -- (6.5%)
  #BASF SE                                      123,751   12,707,259       0.7%
  #Bayer AG                                      85,355    7,493,717       0.4%
  *Daimler AG.................................. 130,227   10,064,788       0.5%
  #Deutsche Bank AG                             130,617    8,531,902       0.4%
  Siemens AG                                     51,634    7,510,630       0.4%
  Siemens AG Sponsored ADR                       67,650    9,872,841       0.5%
  Other Securities                                        93,190,865       4.9%
                                                        ------------      -----
TOTAL GERMANY                                            149,372,002       7.8%
                                                        ------------      -----

GREECE -- (0.2%)
  Other Securities                                         3,844,224       0.2%
                                                        ------------      -----

HONG KONG -- (1.9%)
  Other Securities                                        43,331,088       2.2%
                                                        ------------      -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                         Percentage
                                                Shares      Value++ of Net Assets**
                                                ------      -----   ---------------
IRELAND -- (0.2%)
  Other Securities                                     $  4,082,158       0.2%
                                                       ------------      -----

ISRAEL -- (0.5%)
  Other Securities                                       11,432,145       0.6%
                                                       ------------      -----

ITALY -- (2.1%)
  Other Securities                                       48,149,705       2.5%
                                                       ------------      -----

JAPAN -- (14.8%)
  Mitsubishi UFJ Financial Group, Inc. ADR   1,455,897    6,944,629       0.3%
  #Toyota Motor Corp.                          228,700    9,123,105       0.5%
  Other Securities                                      323,263,338      16.8%
                                                       ------------      -----
TOTAL JAPAN                                             339,331,072      17.6%
                                                       ------------      -----

NETHERLANDS -- (2.2%)
  Unilever NV                                  224,122    7,378,251       0.4%
  Other Securities                                       42,597,423       2.2%
                                                       ------------      -----
TOTAL NETHERLANDS                                        49,975,674       2.6%
                                                       ------------      -----

NEW ZEALAND -- (0.1%)
  Other Securities                                        1,698,547       0.1%
                                                       ------------      -----

NORWAY -- (0.9%)
  Other Securities                                       20,271,357       1.1%
                                                       ------------      -----

PORTUGAL -- (0.2%)
  Other Securities                                        4,532,011       0.2%
                                                       ------------      -----

SINGAPORE -- (1.3%)
  Other Securities                                       28,831,474       1.5%
                                                       ------------      -----

SPAIN -- (2.7%)
  #Banco Santander SA Sponsored ADR            866,699   10,747,068       0.6%
  Telefonica SA Sponsored ADR                  407,889   10,996,687       0.6%
  Other Securities                                       40,976,001       2.1%
                                                       ------------      -----
TOTAL SPAIN                                              62,719,756       3.3%
                                                       ------------      -----

SWEDEN -- (2.5%)
  Other Securities                                       57,366,495       3.0%
                                                       ------------      -----

SWITZERLAND -- (5.9%)
  Nestle SA                                    471,890   29,289,453       1.5%
  Novartis AG                                  164,651    9,763,834       0.5%
  Novartis AG ADR                              147,100    8,703,907       0.5%
  Roche Holding AG Genusschein                  97,207   15,778,632       0.8%
  *UBS AG...................................   493,094    9,868,077       0.5%
  Other Securities                                       61,966,459       3.2%
                                                       ------------      -----
TOTAL SWITZERLAND                                       135,370,362       7.0%
                                                       ------------      -----

UNITED KINGDOM -- (16.1%)
  Anglo American P.L.C.                        198,028   10,380,384       0.5%
  Barclays P.L.C. Sponsored ADR                365,409    6,961,041       0.4%
  BG Group P.L.C.                              453,969   11,690,371       0.6%
  #BHP Billiton P.L.C. ADR                     109,908    9,252,055       0.5%
  BP P.L.C. Sponsored ADR                      359,546   16,589,452       0.9%
  British American Tobacco P.L.C.              251,484   10,989,063       0.6%
  GlaxoSmithKline P.L.C.                       478,323   10,448,929       0.5%
  HSBC Holdings P.L.C.                       1,109,174   12,098,699       0.6%
  HSBC Holdings P.L.C. Sponsored ADR           309,839   16,876,930       0.9%
  Rio Tinto P.L.C.                             168,948   12,327,278       0.6%
  Royal Dutch Shell P.L.C. ADR                 267,024   20,924,001       1.1%

LARGE CAP INTERNATIONAL PORTFOLIO


                                                                                                 Shares        Value++
                                                                                                 ------        -----
UNITED KINGDOM -- (Continued)
  Standard Chartered P.L.C.                                                                     301,949 $    8,391,685
  Tesco P.L.C.                                                                                1,120,021      7,551,039
  Vodafone Group P.L.C.                                                                       3,189,133      9,219,106
  Vodafone Group P.L.C. Sponsored ADR                                                           468,720     13,649,126
  Xstrata P.L.C.                                                                                320,577      8,222,480
  Other Securities                                                                                         182,568,640
                                                                                                        --------------
TOTAL UNITED KINGDOM                                                                                       368,140,279
                                                                                                        --------------
TOTAL COMMON STOCKS                                                                                      1,908,262,140
                                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities                                                                                                   4
                                                                                                        --------------

GREECE -- (0.0%)
  Other Securities                                                                                                  --
                                                                                                        --------------

PORTUGAL -- (0.0%)
  Other Securities                                                                                              10,160
                                                                                                        --------------

SPAIN -- (0.0%)
  Other Securities                                                                                              11,217
                                                                                                        --------------
TOTAL RIGHTS/WARRANTS                                                                                           21,381
                                                                                                        --------------

                                                                                                   Face
                                                                                                 Amount         Value+
                                                                                                 ------         -----
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $5,715,000 FNMA 2.24%, 07/06/15, valued at $5,857,875) to be repurchased at $5,770,091        $5,770      5,770,000
                                                                                                        --------------

                                                                                                Shares/
                                                                                                   Face
                                                                                                 Amount
                                                                                                 ------
                                                                                                  (000)
SECURITIES LENDING COLLATERAL -- (16.3%)
(S)@DFA Short Term Investment Fund                                                          372,837,984    372,837,984
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,
  05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35,
  valued at $1,274,196)## to be repurchased at $1,249,216                                        $1,249      1,249,212
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                        374,087,196
                                                                                                        --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,864,424,975)                                                                                 $2,288,140,717
                                                                                                        ==============

                                                                                                 Percentage
                                                                                            of Net Assets**
                                                                                            ---------------
UNITED KINGDOM -- (Continued)
  Standard Chartered P.L.C.                                                                       0.4%
  Tesco P.L.C.                                                                                    0.4%
  Vodafone Group P.L.C.                                                                           0.5%
  Vodafone Group P.L.C. Sponsored ADR                                                             0.7%
  Xstrata P.L.C.                                                                                  0.4%
  Other Securities                                                                                9.5%
                                                                                                ------
TOTAL UNITED KINGDOM                                                                             19.1%
                                                                                                ------
TOTAL COMMON STOCKS                                                                              99.2%
                                                                                                ------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------

GREECE -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------

PORTUGAL -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------

SPAIN -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------
TOTAL RIGHTS/WARRANTS                                                                             0.0%
                                                                                                ------





TEMPORARY CASH INVESTMENTS -- (0.3%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $5,715,000 FNMA 2.24%, 07/06/15, valued at $5,857,875) to be repurchased at $5,770,091         0.3%
                                                                                                ------






SECURITIES LENDING COLLATERAL -- (16.3%)
(S)@DFA Short Term Investment Fund                                                               19.4%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,
  05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35,
  valued at $1,274,196)## to be repurchased at $1,249,216                                         0.0%
                                                                                                ------
TOTAL SECURITIES LENDING COLLATERAL                                                              19.4%
                                                                                                ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,864,424,975)                                                                         118.9%
                                                                                                ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Australia................... $ 12,572,182 $  135,315,282   --    $  147,887,464
  Austria.....................       74,448      5,353,173   --         5,427,621
  Belgium.....................    2,328,554     13,404,203   --        15,732,757
  Canada......................  197,642,138             --   --       197,642,138
  Denmark.....................    3,379,784     17,192,962   --        20,572,746
  Finland.....................    2,420,304     15,582,918   --        18,003,222
  France......................   18,967,224    155,580,619   --       174,547,843
  Germany.....................   33,655,736    115,716,266   --       149,372,002
  Greece......................      336,995      3,507,229   --         3,844,224
  Hong Kong...................           --     43,331,088   --        43,331,088
  Ireland.....................    1,705,001      2,377,157   --         4,082,158
  Israel......................    6,286,680      5,145,465   --        11,432,145
  Italy.......................    8,177,121     39,972,584   --        48,149,705
  Japan.......................   36,004,576    303,326,496   --       339,331,072
  Netherlands.................    5,703,962     44,271,712   --        49,975,674
  New Zealand.................           --      1,698,547   --         1,698,547
  Norway Corp.................    1,437,969     18,833,388   --        20,271,357
  Portugal....................      249,487      4,282,524   --         4,532,011
  Singapore...................           --     28,831,474   --        28,831,474
  Spain.......................   34,980,971     27,738,785   --        62,719,756
  Sweden......................      983,980     56,382,515   --        57,366,495
  Switzerland.................   19,369,083    116,001,279   --       135,370,362
  United Kingdom..............  125,455,392    242,684,887   --       368,140,279
Rights/Warrants...............
  Belgium.....................           --              4   --                 4
  Greece......................           --             --   --                --
  Portugal....................       10,160             --   --            10,160
  Spain.......................       11,206             11   --            11,217
Temporary Cash Investments....           --      5,770,000   --         5,770,000
Securities Lending Collateral.           --    374,087,196   --       374,087,196
                               ------------ --------------   --    --------------
TOTAL......................... $511,752,953 $1,776,387,764   --    $2,288,140,717
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                 Shares      Value++ of Net Assets**
                                                 ------      -----   ---------------
COMMON STOCKS -- (82.8%).......................
AUSTRALIA -- (5.5%)............................
  #Australia & New Zealand Banking Group, Ltd.. 658,301 $ 17,535,271       0.3%
  #Commonwealth Bank of Australia.............. 254,892   15,046,923       0.2%
  National Australia Bank, Ltd................. 788,988   23,490,265       0.4%
  Other Securities.............................          344,372,946       5.7%
                                                        ------------      -----
TOTAL AUSTRALIA................................          400,445,405       6.6%
                                                        ------------      -----

AUSTRIA -- (0.5%)..............................
  Other Securities.............................           36,119,996       0.6%
                                                        ------------      -----

BELGIUM -- (1.1%)..............................
  Other Securities.............................           75,263,041       1.2%
                                                        ------------      -----

CANADA -- (9.6%)...............................
  #Royal Bank of Canada........................ 230,274   14,505,449       0.2%
  Suncor Energy, Inc........................... 578,166   26,648,860       0.4%
  Teck Resources, Ltd. Class B................. 279,087   15,170,369       0.3%
  #Toronto Dominion Bank....................... 309,560   26,802,468       0.4%
  Other Securities.............................          615,692,351      10.2%
                                                        ------------      -----
TOTAL CANADA...................................          698,819,497      11.5%
                                                        ------------      -----

DENMARK -- (0.8%)..............................
  Other Securities.............................           60,031,083       1.0%
                                                        ------------      -----

FINLAND -- (1.4%)..............................
  Other Securities.............................          102,499,034       1.7%
                                                        ------------      -----

FRANCE -- (7.0%)...............................
  BNP Paribas SA............................... 331,407   26,199,257       0.4%
  Cie de Saint-Gobain SA....................... 217,607   15,014,819       0.3%
  GDF Suez SA.................................. 448,650   18,345,003       0.3%
 #*Sanofi-Aventis SA ADR....................... 530,172   20,952,397       0.4%
  #Schneider Electric SA.......................  88,768   15,682,922       0.3%
  Societe Generale Paris SA.................... 219,316   14,656,429       0.2%
  #Total SA Sponsored ADR...................... 448,384   28,799,704       0.5%
  Vivendi SA................................... 445,349   13,963,902       0.2%
  Other Securities.............................          352,527,039       5.8%
                                                        ------------      -----
TOTAL FRANCE...................................          506,141,472       8.4%
                                                        ------------      -----

GERMANY -- (5.4%)..............................
  Allianz SE Sponsored ADR..................... 984,886   15,511,954       0.3%
  Bayerische Motoren Werke AG.................. 146,243   13,768,599       0.2%
 #*Daimler AG.................................. 304,129   23,505,063       0.4%
  Deutsche Bank AG............................. 242,074   15,766,133       0.3%
  #E.ON AG..................................... 401,016   13,706,397       0.2%
  Munchener Rueckversicherungs-Gesellschaft AG.  86,672   14,296,967       0.2%
  #Siemens AG Sponsored ADR.................... 125,474   18,311,676       0.3%
  Other Securities.............................          278,606,306       4.6%
                                                        ------------      -----
TOTAL GERMANY..................................          393,473,095       6.5%
                                                        ------------      -----

GREECE -- (0.5%)...............................
  Other Securities.............................           36,920,143       0.6%
                                                        ------------      -----

HONG KONG -- (2.0%)............................
  Other Securities.............................          144,842,905       2.4%
                                                        ------------      -----

IRELAND -- (0.5%)..............................
  Other Securities.............................           34,018,708       0.6%
                                                        ------------      -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     Percentage
                                                          Shares        Value++ of Net Assets**
                                                          ------        -----   ---------------
ISRAEL -- (0.7%)
  Teva Pharmaceutical Industries, Ltd. Sponsored ADR     368,163 $   16,836,094       0.3%
  Other Securities                                                   32,613,073       0.5%
                                                                 --------------      -----
TOTAL ISRAEL                                                         49,449,167       0.8%
                                                                 --------------      -----

ITALY -- (2.1%)
  UniCredit SpA                                        5,518,028     14,210,670       0.2%
  Other Securities                                                  139,654,035       2.3%
                                                                 --------------      -----
TOTAL ITALY                                                         153,864,705       2.5%
                                                                 --------------      -----

JAPAN -- (14.4%)
  #Honda Motor Co., Ltd. Sponsored ADR                   409,732     15,713,222       0.3%
  Sumitomo Mitsui Financial Group, Inc.                  484,058     15,035,748       0.2%
  Toyota Motor Corp. Sponsored ADR                       312,041     24,863,427       0.4%
  Other Securities                                                  992,497,451      16.4%
                                                                 --------------      -----
TOTAL JAPAN                                                       1,048,109,848      17.3%
                                                                 --------------      -----

NETHERLANDS -- (2.3%)
 #*ING Groep NV Sponsored ADR                          1,565,969     20,655,131       0.4%
  Other Securities                                                  141,771,543       2.3%
                                                                 --------------      -----
TOTAL NETHERLANDS                                                   162,426,674       2.7%
                                                                 --------------      -----

NEW ZEALAND -- (0.2%)
  Other Securities                                                   13,206,300       0.2%
                                                                 --------------      -----

NORWAY -- (1.0%)
  Other Securities                                                   75,220,457       1.2%
                                                                 --------------      -----

PORTUGAL -- (0.3%)
  Other Securities                                                   23,016,664       0.4%
                                                                 --------------      -----

SINGAPORE -- (1.3%)
  Other Securities                                                   94,534,651       1.6%
                                                                 --------------      -----

SPAIN -- (2.1%)
  #Banco Santander SA Sponsored ADR                    2,184,692     27,090,181       0.4%
  Other Securities                                                  125,362,027       2.1%
                                                                 --------------      -----
TOTAL SPAIN                                                         152,452,208       2.5%
                                                                 --------------      -----

SWEDEN -- (2.5%)
  Nordea Bank AB                                       1,205,520     13,744,737       0.2%
  Other Securities                                                  168,306,819       2.8%
                                                                 --------------      -----
TOTAL SWEDEN                                                        182,051,556       3.0%
                                                                 --------------      -----

SWITZERLAND -- (5.6%)
  Compagnie Financiere Richemont SA Series A             232,579     15,043,012       0.2%
  Credit Suisse Group AG Sponsored ADR                   405,680     18,454,383       0.3%
  Holcim, Ltd. AG                                        196,366     17,109,769       0.3%
  Nestle SA                                              546,164     33,899,521       0.6%
  #Novartis AG ADR                                       490,226     29,006,672       0.5%
  *UBS AG                                              1,301,013     26,036,610       0.4%
  Zurich Financial Services AG                            91,736     25,794,204       0.4%
  Other Securities                                                  242,367,281       4.0%
                                                                 --------------      -----
TOTAL SWITZERLAND                                                   407,711,452       6.7%
                                                                 --------------      -----

UNITED KINGDOM -- (16.0%)
  Anglo American P.L.C.                                  536,326     28,113,548       0.5%
  #Barclays P.L.C. Sponsored ADR                       1,016,357     19,361,601       0.3%
  BG Group P.L.C.                                        598,458     15,411,176       0.3%
  BP P.L.C. Sponsored ADR                              1,170,156     53,990,998       0.9%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED



                                                                      Percentage
                                           Shares        Value++ of Net Assets**
                                           ------        -----   ---------------
UNITED KINGDOM -- (Continued)
  #HSBC Holdings P.L.C. Sponsored ADR   1,280,305 $   69,738,213       1.2%
  Imperial Tobacco Group P.L.C.           400,030     14,109,950       0.2%
  #Prudential P.L.C. ADR                  545,150     14,086,676       0.2%
  #Rio Tinto P.L.C. Sponsored ADR         257,107     18,822,803       0.3%
  Royal Dutch Shell P.L.C. ADR          1,131,506     88,664,810       1.5%
  SABmiller P.L.C.                        396,880     14,826,541       0.3%
  Standard Chartered P.L.C.               941,963     26,178,780       0.4%
  Vodafone Group P.L.C. Sponsored ADR   1,875,431     54,612,551       0.9%
  Xstrata P.L.C.                          782,713     20,075,808       0.3%
  Other Securities                                   724,002,047      11.9%
                                                  --------------      -----
TOTAL UNITED KINGDOM                               1,161,995,502      19.2%
                                                  --------------      -----

UNITED STATES -- (0.0%)
  Other Securities                                       655,387       0.0%
                                                  --------------      -----
TOTAL COMMON STOCKS                                6,013,268,950      99.2%
                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  Other Securities                                            41       0.0%
                                                  --------------      -----

BELGIUM -- (0.0%)
  Other Securities                                         2,953       0.0%
                                                  --------------      -----

DENMARK -- (0.0%)
  Other Securities                                           966       0.0%
                                                  --------------      -----

FRANCE -- (0.0%)
  Other Securities                                           522       0.0%
                                                  --------------      -----

GERMANY -- (0.0%)
  Other Securities                                       122,789       0.0%
                                                  --------------      -----

GREECE -- (0.0%)
  Other Securities                                         2,086       0.0%
                                                  --------------      -----

ITALY -- (0.0%)
  Other Securities                                           465       0.0%
                                                  --------------      -----

JAPAN -- (0.0%)
  Other Securities                                            --       0.0%
                                                  --------------      -----

NORWAY -- (0.0%)
  Other Securities                                           184       0.0%
                                                  --------------      -----

PORTUGAL -- (0.0%)
  Other Securities                                       113,710       0.0%
                                                  --------------      -----

SINGAPORE -- (0.0%)
  Other Securities                                       147,547       0.0%
                                                  --------------      -----

SPAIN -- (0.0%)
  Other Securities                                        79,898       0.0%
                                                  --------------      -----

SWITZERLAND -- (0.0%)
  Other Securities                                           519       0.0%
                                                  --------------      -----

UNITED KINGDOM -- (0.0%)
  Other Securities                                         2,894       0.0%
                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                    474,574       0.0%
                                                  --------------      -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED



                                                                                                    Face
                                                                                                  Amount         Value+
                                                                                                  ------         -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $28,475,000 FNMA 2.24%, 07/06/15, valued at $29,186,875) to be repurchased at
   $28,753,455............................................................................       $28,753    $28,753,000
                                                                                                         --------------

                                                                                                 Shares/
                                                                                                    Face
                                                                                                  Amount
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (16.8%)..................................................
(S)@DFA Short Term Investment Fund........................................................ 1,218,052,611  1,218,052,611
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,590,437)## to be repurchased at
 $1,559,257...............................................................................        $1,559      1,559,252
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                1,219,611,863
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,506,851,776)....................................................................               $7,262,108,387
                                                                                                         ==============

                                                                                                Percentage
                                                                                           of Net Assets**
                                                                                           ---------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $28,475,000 FNMA 2.24%, 07/06/15, valued at $29,186,875) to be repurchased at
   $28,753,455............................................................................       0.5%
                                                                                               ------





SECURITIES LENDING COLLATERAL -- (16.8%)..................................................
(S)@DFA Short Term Investment Fund........................................................      20.1%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,590,437)## to be repurchased at
 $1,559,257...............................................................................       0.0%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL.......................................................      20.1%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,506,851,776)....................................................................     119.8%
                                                                                               ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $   27,480,405 $  372,965,000   --    $  400,445,405
  Austria.....................        130,284     35,989,712   --        36,119,996
  Belgium.....................      5,627,093     69,635,948   --        75,263,041
  Canada......................    698,819,030            467   --       698,819,497
  Denmark.....................      3,041,786     56,989,297   --        60,031,083
  Finland.....................      5,008,899     97,490,135   --       102,499,034
  France......................     93,482,704    412,658,768   --       506,141,472
  Germany.....................     72,283,916    321,189,179   --       393,473,095
  Greece......................      3,845,305     33,074,838   --        36,920,143
  Hong Kong...................        547,361    144,295,544   --       144,842,905
  Ireland.....................     10,180,098     23,838,610   --        34,018,708
  Israel......................     19,618,978     29,830,189   --        49,449,167
  Italy.......................     18,107,930    135,756,775   --       153,864,705
  Japan.......................     90,055,804    958,054,044   --     1,048,109,848
  Netherlands.................     39,540,218    122,886,456   --       162,426,674
  New Zealand.................        457,775     12,748,525   --        13,206,300
  Norway......................      5,357,302     69,863,155   --        75,220,457
  Portugal....................        300,030     22,716,634   --        23,016,664
  Singapore...................         13,302     94,521,349   --        94,534,651
  Spain.......................     59,757,395     92,694,813   --       152,452,208
  Sweden......................     11,241,760    170,809,796   --       182,051,556
  Switzerland.................     69,419,090    338,292,362   --       407,711,452
  United Kingdom..............    406,138,257    755,857,245   --     1,161,995,502
  United States...............        655,387             --   --           655,387
Rights/Warrants...............
  Australia...................             --             41   --                41
  Belgium.....................          1,678          1,275   --             2,953
  Denmark.....................            962              4   --               966
  France......................            522             --   --               522
  Germany.....................        122,789             --   --           122,789
  Greece......................             --          2,086   --             2,086
  Italy.......................            465             --   --               465
  Japan.......................             --             --   --                --
  Norway......................             --            184   --               184
  Portugal....................        113,710             --   --           113,710
  Singapore...................        147,547             --   --           147,547
  Spain.......................         79,898             --   --            79,898
  Switzerland.................            519             --   --               519
  United Kingdom..............             --          2,894   --             2,894
Temporary Cash Investments....             --     28,753,000   --        28,753,000
Securities Lending Collateral.             --  1,219,611,863   --     1,219,611,863
                               -------------- --------------   --    --------------
TOTAL......................... $1,641,578,199 $5,620,530,188   --    $7,262,108,387
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                                Value+
                                                                                                -----

AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in The Continental Small Company Series of The DFA Investment Trust
  Company..........................................................................         $2,554,907,215
Investment in The Japanese Small Company Series of The DFA Investment Trust
  Company..........................................................................          1,308,562,165
Investment in The United Kingdom Small Company Series of The DFA Investment Trust
  Company..........................................................................          1,236,071,806
Investment in The Canadian Small Company Series of The DFA Investment Trust
  Company..........................................................................            957,603,123
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust
  Company..........................................................................            929,252,329
                                                                                            --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost
     $5,617,598,557)...............................................................         $6,986,396,638
                                                                                            ==============

                                                                                     Face
                                                                                    Amount
                                                                                    (000)
                                                                                    -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
  $10,975,000 FNMA 2.24%, 07/06/15, valued at $11,249,375) to be repurchased at
  $11,083,175 (Cost $11,083,000)................................................... $11,083     11,083,000
                                                                                            --------------
   TOTAL INVESTMENTS - (100.0%) (Cost $5,628,681,557)..............................         $6,997,479,638
                                                                                            ==============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                                 -------------------------------------------------

                                      Investment in Securities (Market Value)
                                 -------------------------------------------------
                                    Level 1       Level 2   Level 3     Total
                                 -------------- ----------- ------- --------------
Affiliated Investment Companies. $6,986,396,638          --   --    $6,986,396,638
Temporary Cash Investments......             -- $11,083,000   --        11,083,000
                                 -------------- -----------   --    --------------
TOTAL........................... $6,986,396,638 $11,083,000   --    $6,997,479,638
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                        Value+
                                                                                        -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company. $169,096,348
                                                                                     ------------

    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $228,036,350)............................................................ $169,096,348
                                                                                     ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                                            Value+
                                                                                            -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company. $169,658,381
                                                                                         ------------

  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $131,164,746).................................................................. $169,658,381
                                                                                         ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                             Value+
                                                                                             -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company. $39,416,049
                                                                                           -----------

    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $30,882,561)................................................................... $39,416,049
                                                                                           ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).


                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                                           Value+
                                                                                           -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company  $157,927,445
                                                                                        ------------

    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $116,394,338)............................................................... $157,927,445
                                                                                        ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                                  Percentage
                                                                          Shares      Value++ of Net Assets**
                                                                          ------      -----   ---------------
COMMON STOCKS -- (84.5%).............................................
AUSTRALIA -- (23.1%).................................................
  CFS Retail Property Trust..........................................  9,140,519 $ 17,945,434      1.6%
  Charter Hall Office REIT...........................................  2,029,254    7,830,793      0.7%
  #Commonwealth Property Office Fund.................................  9,463,351    9,515,454      0.9%
  Dexus Property Group............................................... 21,215,870   20,516,558      1.8%
  Goodman Group...................................................... 30,284,299   23,624,671      2.1%
  GPT Group..........................................................  7,962,846   27,661,126      2.5%
  Investa Office Fund................................................ 11,534,168    7,985,411      0.7%
  Stockland Trust Group.............................................. 10,460,501   43,428,076      3.9%
  Westfield Group....................................................  8,715,464   86,367,676      7.8%
  Westfield Retail Trust............................................. 11,453,758   33,269,167      3.0%
  Other Securities...................................................              23,098,132      2.1%
                                                                                 ------------     ------
TOTAL AUSTRALIA......................................................             301,242,498     27.1%
                                                                                 ------------     ------

BELGIUM -- (1.5%)....................................................
  Befimmo SCA........................................................     58,642    5,439,713      0.5%
  #Cofinimmo SA......................................................     53,750    8,271,881      0.7%
  Other Securities...................................................               6,055,414      0.6%
                                                                                 ------------     ------
TOTAL BELGIUM........................................................              19,767,008      1.8%
                                                                                 ------------     ------

CANADA -- (5.9%).....................................................
  #Calloway REIT.....................................................    214,454    5,673,290      0.5%
  #H&R REIT..........................................................    524,846   12,148,314      1.1%
  #Riocan REIT.......................................................    561,572   15,046,082      1.4%
  Other Securities...................................................              43,857,641      3.9%
                                                                                 ------------     ------
TOTAL CANADA.........................................................              76,725,327      6.9%
                                                                                 ------------     ------

CHINA -- (0.1%)......................................................
  Other Securities...................................................               1,404,452      0.1%
                                                                                 ------------     ------
FRANCE -- (12.9%)....................................................
  Fonciere des Regions SA............................................    111,672   12,672,837      1.2%
  Gecina SA..........................................................     90,375   13,025,699      1.2%
  #Icade SA..........................................................     98,453   12,621,398      1.1%
  Klepierre SA.......................................................    427,257   17,558,008      1.6%
  Societe Immobiliere de Location pour l'Industrie et le Commerce SA.     60,179    9,020,480      0.8%
  #Unibail-Rodamco SE................................................    394,586   92,315,610      8.3%
  Other Securities...................................................              11,462,563      1.0%
                                                                                 ------------     ------
TOTAL FRANCE.........................................................             168,676,595     15.2%
                                                                                 ------------     ------

GERMANY -- (0.2%)....................................................
  Other Securities...................................................               2,042,909      0.2%
                                                                                 ------------     ------

GREECE -- (0.0%).....................................................
  Other Securities...................................................                 408,221      0.0%
                                                                                 ------------     ------

HONG KONG -- (3.2%)..................................................
  #Champion REIT..................................................... 10,989,012    6,342,098      0.6%
  Link REIT (The)....................................................  9,715,472   30,619,562      2.7%
  Other Securities...................................................               4,132,109      0.4%
                                                                                 ------------     ------
TOTAL HONG KONG......................................................              41,093,769      3.7%
                                                                                 ------------     ------

ISRAEL -- (0.0%).....................................................
  Other Securities...................................................                 391,909      0.0%
                                                                                 ------------     ------

ITALY -- (0.3%)......................................................
  Other Securities...................................................               3,456,857      0.3%
                                                                                 ------------     ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares        Value++ of Net Assets**
                                             ------        -----   ---------------
JAPAN -- (12.9%).........................
  Advance Residence Investment Corp......     4,254 $    8,909,709      0.8%
  #Frontier Real Estate Investment Corp..       766      7,101,739      0.6%
  Japan Logistics Fund, Inc..............       620      5,318,468      0.5%
  Japan Prime Realty Investment Corp.....     2,950      8,388,541      0.7%
  Japan Real Estate Investment Corp......     2,177     21,550,137      1.9%
  Japan Retail Fund Investment...........     6,713     10,852,974      1.0%
  #MORI TRUST Sogo REIT, Inc.............       744      7,557,169      0.7%
  #Nippon Building Fund, Inc.............     2,395     24,104,622      2.2%
  #Nomura Real Estate Office Fund, Inc...     1,192      8,630,683      0.8%
  #Orix Jreit, Inc.......................     1,057      5,770,286      0.5%
  United Urban Investment Corp...........     6,016      7,634,530      0.7%
  Other Securities.......................               52,289,100      4.7%
                                                    --------------     ------
TOTAL JAPAN..............................              168,107,958     15.1%
                                                    --------------     ------

MALAYSIA -- (0.1%).......................
  Other Securities.......................                1,006,452      0.1%
                                                    --------------     ------

NETHERLANDS -- (3.4%)....................
  #Corio NV..............................   237,525     16,818,292      1.5%
  Eurocommercial Properties NV...........   152,188      7,821,339      0.7%
  VastNed Retail NV......................    72,402      5,548,018      0.5%
  #Wereldhave NV.........................    89,009      9,303,423      0.8%
  Other Securities.......................                4,893,949      0.5%
                                                    --------------     ------
TOTAL NETHERLANDS........................               44,385,021      4.0%
                                                    --------------     ------

NEW ZEALAND -- (0.7%)....................
  Other Securities.......................                9,456,462      0.9%
                                                    --------------     ------

SINGAPORE -- (5.8%)......................
  Ascendas REIT.......................... 6,612,000     10,981,499      1.0%
  #CapitaCommercial Trust................ 8,802,000     10,368,716      0.9%
  CapitaMall Trust....................... 9,910,300     15,329,499      1.4%
  #Suntec REIT........................... 8,802,000     10,941,764      1.0%
  Other Securities.......................               28,356,345      2.6%
                                                    --------------     ------
TOTAL SINGAPORE..........................               75,977,823      6.9%
                                                    --------------     ------

SOUTH AFRICA -- (1.2%)...................
  Other Securities.......................               15,209,380      1.4%
                                                    --------------     ------

TAIWAN -- (0.4%).........................
  Other Securities.......................                5,165,341      0.5%
                                                    --------------     ------
TURKEY -- (0.3%).........................
  Other Securities.......................                3,721,065      0.3%
                                                    --------------     ------

UNITED KINGDOM -- (12.5%)................
  British Land Co. P.L.C................. 3,468,090     34,918,778      3.1%
  Capital Shopping Centres Group P.L.C... 2,010,281     13,661,937      1.2%
  Derwent London P.L.C...................   424,026     12,721,129      1.1%
  Great Portland Estates P.L.C........... 1,205,759      8,495,301      0.8%
  Hammerson P.L.C........................ 2,892,433     22,739,690      2.1%
  Land Securities Group P.L.C............ 3,045,575     40,033,426      3.6%
  Segro P.L.C............................ 2,834,726     15,428,138      1.4%
  Shaftesbury P.L.C......................   822,648      7,070,992      0.6%
  Other Securities.......................                7,270,088      0.7%
                                                    --------------     ------
TOTAL UNITED KINGDOM.....................              162,339,479     14.6%
                                                    --------------     ------
TOTAL COMMON STOCKS......................            1,100,578,526     99.1%
                                                    --------------     ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                               Value++
                                                                                                               -----
RIGHTS/WARRANTS -- (0.0%).................................................................
UNITED KINGDOM -- (0.0%)..................................................................
  Other Securities........................................................................                      $1,078
                                                                                                        --------------

                                                                                                   Face
                                                                                                 Amount         Value+
                                                                                                 ------         -----
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $2,390,000 FNMA 2.24%, 07/06/15, valued at $2,449,750) to be repurchased at
   $2,412,038.............................................................................       $2,412      2,412,000
                                                                                                        --------------

                                                                                                Shares/
                                                                                                   Face
                                                                                                 Amount
                                                                                                 ------
                                                                                                  (000)
SECURITIES LENDING COLLATERAL -- (15.3%)..................................................
(S)@DFA Short Term Investment Fund........................................................  199,193,000    199,193,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $403,316)## to be repurchased at
 $395,409................................................................................. $        395        395,408
                                                                                                        --------------

TOTAL SECURITIES LENDING COLLATERAL.......................................................                 199,588,408
                                                                                                        --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,216,461,623)....................................................................              $1,302,580,012
                                                                                                        ==============

                                                                                               Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%).................................................................
UNITED KINGDOM -- (0.0%)..................................................................
  Other Securities........................................................................       0.0%
                                                                                               -------





TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $2,390,000 FNMA 2.24%, 07/06/15, valued at $2,449,750) to be repurchased at
   $2,412,038.............................................................................       0.2%
                                                                                               -------






SECURITIES LENDING COLLATERAL -- (15.3%)..................................................
(S)@DFA Short Term Investment Fund........................................................      18.0%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $403,316)## to be repurchased at
 $395,409.................................................................................       0.0%
                                                                                               -------

TOTAL SECURITIES LENDING COLLATERAL.......................................................      18.0%
                                                                                               -------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,216,461,623)....................................................................     117.3%
                                                                                               =======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Australia................... $ 33,269,167 $  267,973,331   --    $  301,242,498
  Belgium.....................           --     19,767,008   --        19,767,008
  Canada......................   76,725,327             --   --        76,725,327
  China.......................           --      1,404,452   --         1,404,452
  France......................           --    168,676,595   --       168,676,595
  Germany.....................           --      2,042,909   --         2,042,909
  Greece......................           --        408,221   --           408,221
  Hong Kong...................           --     41,093,769   --        41,093,769
  Israel......................           --        391,909   --           391,909
  Italy.......................           --      3,456,857   --         3,456,857
  Japan.......................           --    168,107,958   --       168,107,958
  Malaysia....................           --      1,006,452   --         1,006,452
  Netherlands.................           --     44,385,021   --        44,385,021
  New Zealand.................           --      9,456,462   --         9,456,462
  Singapore...................           --     75,977,823   --        75,977,823
  South Africa................           --     15,209,380   --        15,209,380
  Taiwan......................           --      5,165,341   --         5,165,341
  Turkey......................           --      3,721,065   --         3,721,065
  United Kingdom..............           --    162,339,479   --       162,339,479
Rights/Warrants...............
  United Kingdom..............           --          1,078   --             1,078
Temporary Cash Investments....           --      2,412,000   --         2,412,000
Securities Lending Collateral.           --    199,588,408   --       199,588,408
                               ------------ --------------   --    --------------

TOTAL......................... $109,994,494 $1,192,585,518   --    $1,302,580,012
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                         Shares      Value+
                                                                                         ------      -----
AFFILIATED INVESTMENT COMPANIES -- (99.8%)............................................
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group
  Inc................................................................................. 18,806,804 $457,193,405
Investment in DFA International Real Estate Securities Portfolio of DFA Investment
  Dimensions Group Inc................................................................ 64,031,023  357,933,419
                                                                                                  ------------
 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $583,053,221)................................................................             815,126,824
                                                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)..................................................
 BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares
   (Cost $1,244,145)..................................................................  1,244,145    1,244,145
                                                                                                  ------------
 TOTAL INVESTMENTS - (100.0%)
   (Cost $584,297,366)................................................................            $816,370,969
                                                                                                  ============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                    -----------------------------------------

                                     Investment in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $815,126,824   --      --    $815,126,824
   Temporary Cash Investments......    1,244,145   --      --       1,244,145
                                    ------------   --      --    ------------
   TOTAL........................... $816,370,969   --      --    $816,370,969
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                               Percentage
                                       Shares        Value++ of Net Assets**
                                       ------        -----   ---------------
   COMMON STOCKS -- (89.8%)
   AUSTRALIA -- (6.3%)
     Iluka Resources, Ltd.          4,434,577 $   61,017,166       0.7%
     #Primary Health Care, Ltd.     9,855,016     37,590,969       0.4%
     Other Securities                            542,533,643       5.8%
                                              --------------      -----
   TOTAL AUSTRALIA                               641,141,778       6.9%
                                              --------------      -----

   AUSTRIA -- (1.0%)
    #*Wienerberger AG               2,057,496     43,996,875       0.5%
     Other Securities                             53,208,936       0.6%
                                              --------------      -----
   TOTAL AUSTRIA                                  97,205,811       1.1%
                                              --------------      -----

   BELGIUM -- (1.0%)
     Other Securities                            104,713,305       1.1%
                                              --------------      -----

   CANADA -- (12.5%)
     *Advantage Oil & Gas, Ltd.     4,505,065     38,282,220       0.4%
    #*Canfor Corp.                  2,910,053     38,322,951       0.4%
     *Celestica, Inc.               4,421,197     48,924,518       0.5%
     Groupe Aeroplan, Inc.          3,926,331     53,822,875       0.6%
     #HudBay Minerals, Inc.         2,684,176     42,837,877       0.5%
     #Laurentian Bank of Canada       707,853     37,609,016       0.4%
     *Precision Drilling Corp.      2,895,326     43,851,421       0.5%
     *Quadra FNX Mining, Ltd.       2,985,672     49,006,485       0.5%
     RONA, Inc.                     3,264,600     47,719,091       0.5%
     Sherritt International Corp.   6,945,583     58,727,119       0.7%
     Trinidad Drilling, Ltd.        2,991,070     34,268,561       0.4%
     West Fraser Timber Co., Ltd.     702,774     39,961,149       0.4%
     Other Securities                            742,229,393       8.0%
                                              --------------      -----
   TOTAL CANADA                                1,275,562,676      13.8%
                                              --------------      -----

   DENMARK -- (0.6%)
     Other Securities                             62,421,321       0.7%
                                              --------------      -----

   FINLAND -- (2.7%)
     #Outokumpu Oyj                 2,864,481     47,719,423       0.5%
     Pohjola Bank P.L.C.            3,363,010     49,908,623       0.5%
     #Rautaruukki Oyj Series K      1,412,365     36,648,035       0.4%
     Other Securities                            142,781,002       1.6%
                                              --------------      -----
   TOTAL FINLAND                                 277,057,083       3.0%
                                              --------------      -----

   FRANCE -- (5.6%)
     Arkema SA                      1,028,400    107,107,988       1.1%
     Havas SA                       7,563,593     43,105,077       0.5%
     Nexans SA                        601,472     63,746,160       0.7%
     *Valeo SA                        714,880     45,535,881       0.5%
     Other Securities                            316,492,574       3.4%
                                              --------------      -----
   TOTAL FRANCE                                  575,987,680       6.2%
                                              --------------      -----

   GERMANY -- (5.6%)
     Aurubis AG                     1,045,010     61,760,912       0.7%
     Bilfinger Berger SE              956,696     92,099,623       1.0%
     *Kloeckner & Co. SE              915,483     32,871,228       0.3%
     Lanxess AG                       368,686     33,732,718       0.4%
     Other Securities                            355,941,336       3.8%
                                              --------------      -----
   TOTAL GERMANY                                 576,405,817       6.2%
                                              --------------      -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                         Shares        Value++ of Net Assets**
                                         ------        -----   ---------------
  GREECE -- (0.4%)..................
    Other Securities................            $   35,765,352       0.4%
                                                --------------      -----

  HONG KONG -- (2.6%)...............
    Other Securities................               263,549,990       2.8%
                                                --------------      -----

  IRELAND -- (0.3%).................
    Other Securities................                26,014,346       0.3%
                                                --------------      -----

  ISRAEL -- (0.8%)..................
    Other Securities................                78,095,573       0.8%
                                                --------------      -----

  ITALY -- (2.7%)...................
    #Banca Popolare di Milano Scarl. 10,151,010     34,739,939       0.4%
    Pirelli & Co. SpA...............  3,574,378     37,211,793       0.4%
    Other Securities................               205,399,170       2.2%
                                                --------------      -----
  TOTAL ITALY.......................               277,350,902       3.0%
                                                --------------      -----

  JAPAN -- (17.8%)..................
    Other Securities................             1,816,312,875      19.6%
                                                --------------      -----

  MALAYSIA -- (0.0%)................
    Other Securities................                     6,394       0.0%
                                                --------------      -----

  NETHERLANDS -- (1.7%).............
    Nutreco NV......................    431,492     33,580,770       0.4%
    Other Securities................               142,473,330       1.5%
                                                --------------      -----
  TOTAL NETHERLANDS.................               176,054,100       1.9%
                                                --------------      -----

  NEW ZEALAND -- (0.5%).............
    Other Securities................                49,469,411       0.5%
                                                --------------      -----

  NORWAY -- (1.3%)..................
    Other Securities................               137,888,398       1.5%
                                                --------------      -----

  PORTUGAL -- (0.2%)................
    Other Securities................                20,439,559       0.2%
                                                --------------      -----

  SINGAPORE -- (1.2%)...............
    Other Securities................               126,692,555       1.4%
                                                --------------      -----

  SPAIN -- (1.8%)...................
    Other Securities................               187,694,635       2.0%
                                                --------------      -----

  SWEDEN -- (2.8%)..................
    #Holmen AB......................    961,774     35,492,447       0.4%
    #Trelleborg AB Series B.........  6,786,568     82,129,373       0.9%
    Other Securities................               169,836,262       1.8%
                                                --------------      -----
  TOTAL SWEDEN......................               287,458,082       3.1%
                                                --------------      -----

  SWITZERLAND -- (4.7%).............
    *Clariant AG....................  2,390,569     49,628,051       0.5%
    Helvetia Holding AG.............    106,929     50,204,609       0.5%
    Other Securities................               385,301,936       4.2%
                                                --------------      -----
  TOTAL SWITZERLAND.................               485,134,596       5.2%
                                                --------------      -----

  UNITED KINGDOM -- (15.7%).........
    Amlin P.L.C.....................  9,801,581     68,556,359       0.7%
    Ashtead Group P.L.C............. 12,335,561     41,763,815       0.5%
    Bellway P.L.C...................  3,481,205     41,217,610       0.4%
    Bodycote P.L.C..................  5,826,032     37,957,217       0.4%
    Catlin Group, Ltd. P.L.C........  8,969,846     59,310,615       0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                   Shares        Value++
                                                                                                   ------        -----
UNITED KINGDOM -- (Continued)
  *Cookson Group P.L.C........................................................................  4,807,085 $   57,670,897
  DS Smith P.L.C.............................................................................. 12,895,987     46,743,560
  Greene King P.L.C...........................................................................  5,490,066     44,989,536
  Hiscox, Ltd. P.L.C.......................................................................... 10,648,017     73,489,439
  Logica P.L.C................................................................................ 15,376,104     34,834,857
  Meggitt P.L.C............................................................................... 12,486,050     75,124,743
  Millennium & Copthorne Hotels P.L.C.........................................................  5,091,746     45,031,189
  Mondi P.L.C.................................................................................  7,958,099     79,094,767
  Persimmon P.L.C.............................................................................  7,337,098     59,353,298
  *Taylor Wimpey P.L.C........................................................................ 57,929,451     37,855,708
  Thomas Cook Group P.L.C..................................................................... 12,134,733     34,817,238
  Travis Perkins P.L.C........................................................................  4,262,775     76,778,817
  Other Securities............................................................................               691,068,734
                                                                                                          --------------
TOTAL UNITED KINGDOM                                                                                       1,605,658,399
                                                                                                          --------------
TOTAL COMMON STOCKS                                                                                        9,184,080,638
                                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities............................................................................                    20,259
                                                                                                          --------------

DENMARK -- (0.0%)
  Other Securities............................................................................                       263
                                                                                                          --------------

GREECE -- (0.0%)
  Other Securities............................................................................                    14,527
                                                                                                          --------------

ITALY -- (0.0%)
  Other Securities............................................................................                    15,572
                                                                                                          --------------

PORTUGAL -- (0.0%)
  Other Securities............................................................................                    50,610
                                                                                                          --------------

SPAIN -- (0.0%)
  Other Securities............................................................................                    50,395
                                                                                                          --------------

SWITZERLAND -- (0.0%)
  Other Securities............................................................................                     2,572
                                                                                                          --------------

UNITED KINGDOM -- (0.0%)
  Other Securities............................................................................                    32,443
                                                                                                          --------------
TOTAL RIGHTS/WARRANTS.........................................................................                   186,641
                                                                                                          --------------

                                                                                                  Face
                                                                                                 Amount           Value+
                                                                                                 ------           -----
                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $14,260,000 FNMA 2.24%, 07/06/15, valued at $14,616,500) to be repurchased at $14,399,228      $14,399     14,399,000
                                                                                                          --------------

                                                                                                 Percentage
                                                                                               of Net Assets**
                                                                                               ---------------
UNITED KINGDOM -- (Continued)
  *Cookson Group P.L.C........................................................................       0.6%
  DS Smith P.L.C..............................................................................       0.5%
  Greene King P.L.C...........................................................................       0.5%
  Hiscox, Ltd. P.L.C..........................................................................       0.8%
  Logica P.L.C................................................................................       0.4%
  Meggitt P.L.C...............................................................................       0.8%
  Millennium & Copthorne Hotels P.L.C.........................................................       0.5%
  Mondi P.L.C.................................................................................       0.9%
  Persimmon P.L.C.............................................................................       0.6%
  *Taylor Wimpey P.L.C........................................................................       0.4%
  Thomas Cook Group P.L.C.....................................................................       0.4%
  Travis Perkins P.L.C........................................................................       0.8%
  Other Securities............................................................................       7.5%
                                                                                                    -----
TOTAL UNITED KINGDOM                                                                                17.3%
                                                                                                    -----
TOTAL COMMON STOCKS                                                                                 99.0%
                                                                                                    -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

DENMARK -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

GREECE -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

ITALY -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

PORTUGAL -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

SPAIN -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

SWITZERLAND -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

UNITED KINGDOM -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----
TOTAL RIGHTS/WARRANTS.........................................................................       0.0%
                                                                                                    -----





TEMPORARY CASH INVESTMENTS -- (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $14,260,000 FNMA 2.24%, 07/06/15, valued at $14,616,500) to be repurchased at $14,399,228         0.2%
                                                                                                    -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         Shares/
                                                                                            Face                   Percentage
                                                                                          Amount          Value+ of Net Assets**
                                                                                          ------          -----  ---------------
                                                                                           (000)
SECURITIES LENDING COLLATERAL -- (10.1%).........................................
(S)@DFA Short Term Investment Fund...............................................  1,027,360,170 $ 1,027,360,170      11.1%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
  (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,496,682)
  ## to be repurchased at $1,467,340............................................. $        1,467       1,467,335       0.0%
                                                                                                 ---------------     ------

TOTAL SECURITIES LENDING COLLATERAL..............................................                  1,028,827,505      11.1%
                                                                                                 ---------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $9,260,297,229)...........................................................                $10,227,493,784     110.3%
                                                                                                 ===============     ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               -----------------------------------------------------

                                      Investment in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks.................
  Australia................... $    7,231,943 $  633,909,835   --    $   641,141,778
  Austria.....................         22,093     97,183,718   --         97,205,811
  Belgium.....................             --    104,713,305   --        104,713,305
  Canada......................  1,275,562,676             --   --      1,275,562,676
  Denmark.....................        412,499     62,008,822   --         62,421,321
  Finland.....................             --    277,057,083   --        277,057,083
  France......................             --    575,987,680   --        575,987,680
  Germany.....................      2,170,706    574,235,111   --        576,405,817
  Greece......................         24,812     35,740,540   --         35,765,352
  Hong Kong...................         90,999    263,458,991   --        263,549,990
  Ireland.....................        483,959     25,530,387   --         26,014,346
  Israel......................             --     78,095,573   --         78,095,573
  Italy.......................             --    277,350,902   --        277,350,902
  Japan.......................             --  1,816,312,875   --      1,816,312,875
  Malaysia....................             --          6,394   --              6,394
  Netherlands.................             --    176,054,100   --        176,054,100
  New Zealand.................             --     49,469,411   --         49,469,411
  Norway......................             --    137,888,398   --        137,888,398
  Portugal....................             --     20,439,559   --         20,439,559
  Singapore...................         93,379    126,599,176   --        126,692,555
  Spain.......................             --    187,694,635   --        187,694,635
  Sweden......................          4,780    287,453,302   --        287,458,082
  Switzerland.................             --    485,134,596   --        485,134,596
  United Kingdom..............      6,728,943  1,598,929,456   --      1,605,658,399
Rights/Warrants...............
  Belgium.....................         20,259             --   --             20,259
  Denmark.....................            263             --   --                263
  Greece......................             --         14,527   --             14,527
  Italy.......................         15,572             --   --             15,572
  Portugal....................         50,610             --   --             50,610
  Spain.......................         42,509          7,886   --             50,395
  Switzerland.................          2,572             --   --              2,572
  United Kingdom..............             --         32,443   --             32,443
Temporary Cash Investments....             --     14,399,000   --         14,399,000
Securities Lending Collateral.             --  1,028,827,505   --      1,028,827,505
                               -------------- --------------   --    ---------------
TOTAL......................... $1,292,958,574 $8,934,535,210   --    $10,227,493,784
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                  Percentage
                                                          Shares     Value++ of Net Assets**
                                                          ------     -----   ---------------
COMMON STOCKS -- (85.1%)
AUSTRALIA -- (5.6%)
  Macquarie Group, Ltd.                                   21,994 $   850,309       0.2%
  National Australia Bank, Ltd.                           44,894   1,336,613       0.3%
  Origin Energy, Ltd.                                     53,648     962,392       0.2%
  Other Securities                                                28,294,300       5.8%
                                                                 -----------      -----
TOTAL AUSTRALIA                                                   31,443,614       6.5%
                                                                 -----------      -----

AUSTRIA -- (0.6%)
  Other Securities                                                 3,417,932       0.7%
                                                                 -----------      -----

BELGIUM -- (1.3%)
  Solvay SA                                                5,891     849,360       0.2%
  Other Securities                                                 6,618,078       1.4%
                                                                 -----------      -----
TOTAL BELGIUM                                                      7,467,438       1.6%
                                                                 -----------      -----

CANADA -- (10.4%)
  #Bank of Montreal                                       13,100     860,365       0.2%
  First Quantum Minerals, Ltd.                             5,800     826,522       0.2%
  Magna International, Inc.                               18,560     953,746       0.2%
  Nexen, Inc.                                             34,506     912,842       0.2%
  Suncor Energy, Inc.                                     34,672   1,598,104       0.3%
  Talisman Energy, Inc.                                   45,748   1,104,837       0.2%
  Teck Resources, Ltd. Class B                            17,000     924,071       0.2%
  #Toronto Dominion Bank                                  15,429   1,335,881       0.3%
  *Valeant Pharmaceuticals International, Inc.            16,500     870,211       0.2%
  Other Securities                                                48,790,414      10.1%
                                                                 -----------      -----
TOTAL CANADA                                                      58,176,993      12.1%
                                                                 -----------      -----

DENMARK -- (0.9%)
  Other Securities                                                 5,341,956       1.1%
                                                                 -----------      -----

FINLAND -- (1.7%)
  *UPM-Kymmene Oyj                                        49,028   1,005,627       0.2%
  Other Securities                                                 8,467,264       1.8%
                                                                 -----------      -----
TOTAL FINLAND                                                      9,472,891       2.0%
                                                                 -----------      -----

FRANCE -- (6.4%)
  BNP Paribas SA                                          18,185   1,437,608       0.3%
  Cie de Saint-Gobain SA                                  16,388   1,130,767       0.2%
  Cie Generale des Establissements Michelin SA Series B    9,428     945,008       0.2%
  GDF Suez SA                                             23,661     967,483       0.2%
  *Sanofi-Aventis SA                                      20,001   1,582,422       0.3%
  Other Securities                                                30,062,780       6.3%
                                                                 -----------      -----
TOTAL FRANCE                                                      36,126,068       7.5%
                                                                 -----------      -----

GERMANY -- (5.0%)
  *Daimler AG                                             16,806   1,298,877       0.3%
  #Deutsche Bank AG                                       30,792   2,011,333       0.4%
  *Deutsche Post AG                                       41,651     823,175       0.2%
  E.ON AG                                                 33,461   1,143,669       0.2%
  Other Securities                                                22,755,153       4.7%
                                                                 -----------      -----
TOTAL GERMANY                                                     28,032,207       5.8%
                                                                 -----------      -----

GREECE -- (0.8%)
  Other Securities                                                 4,692,478       1.0%
                                                                 -----------      -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++ of Net Assets**
                                            ------     -----   ---------------
  HONG KONG -- (2.3%)
    Other Securities                               $12,972,311       2.7%
                                                   -----------      -----

  IRELAND -- (0.7%)
    Other Securities                                 3,833,136       0.8%
                                                   -----------      -----

  ISRAEL -- (0.7%)
    Other Securities                                 3,719,316       0.8%
                                                   -----------      -----

  ITALY -- (2.3%)
    Other Securities                                12,723,410       2.6%
                                                   -----------      -----

  JAPAN -- (15.2%)
    Mitsubishi UFJ Financial Group, Inc.   224,300   1,076,548       0.2%
    Other Securities                                84,223,479      17.5%
                                                   -----------      -----
  TOTAL JAPAN                                       85,300,027      17.7%
                                                   -----------      -----

  NETHERLANDS -- (2.3%)
    #Akzo Nobel NV                          13,662   1,059,328       0.2%
    *ING Groep NV Sponsored ADR             72,426     955,299       0.2%
    Koninklijke DSM NV                      11,964     824,641       0.2%
    Other Securities                                 9,925,690       2.1%
                                                   -----------      -----
  TOTAL NETHERLANDS                                 12,764,958       2.7%
                                                   -----------      -----

  NEW ZEALAND -- (0.2%)
    Other Securities                                 1,255,637       0.3%
                                                   -----------      -----

  NORWAY -- (1.1%)
    Other Securities                                 6,139,477       1.3%
                                                   -----------      -----

  PORTUGAL -- (0.4%)
    Other Securities                                 1,985,837       0.4%
                                                   -----------      -----

  SINGAPORE -- (1.4%)
    Other Securities                                 7,772,316       1.6%
                                                   -----------      -----

  SPAIN -- (1.8%)
    Other Securities                                10,177,258       2.1%
                                                   -----------      -----

  SWEDEN -- (2.7%)
    Swedbank AB Series A                    43,200     819,311       0.2%
    Other Securities                                14,099,857       2.9%
                                                   -----------      -----
  TOTAL SWEDEN                                      14,919,168       3.1%
                                                   -----------      -----

  SWITZERLAND -- (5.7%)
    Aryzta AG                               14,609     814,869       0.2%
    Credit Suisse Group AG                  22,184   1,009,742       0.2%
    Holcim, Ltd. AG                         21,970   1,914,291       0.4%
    Swiss Reinsurance Co., Ltd. AG          23,898   1,425,910       0.3%
    *UBS AG                                 52,017   1,040,994       0.2%
    Zurich Financial Services AG            10,024   2,818,535       0.6%
    Other Securities                                22,809,783       4.7%
                                                   -----------      -----
  TOTAL SWITZERLAND                                 31,834,124       6.6%
                                                   -----------      -----

  UNITED KINGDOM -- (15.6%)
    Anglo American P.L.C.                   48,414   2,537,802       0.5%
    Aviva P.L.C.                           128,562     962,152       0.2%
    BP P.L.C. Sponsored ADR                 65,797   3,035,874       0.6%
    #HSBC Holdings P.L.C. Sponsored ADR     70,495   3,839,863       0.8%
    International Power P.L.C.             155,255     859,297       0.2%
    Kingfisher P.L.C.                      232,192   1,066,819       0.2%
    Legal & General Group P.L.C.           594,171   1,222,089       0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                          Shares      Value++ of Net Assets**
                                          ------      -----   ---------------
  UNITED KINGDOM -- (Continued).........
    Old Mutual P.L.C.................... 503,063 $  1,172,695       0.2%
    Prudential P.L.C....................  68,348      884,242       0.2%
    #Royal Dutch Shell P.L.C. ADR.......  62,698    4,913,015       1.0%
    RSA Insurance Group P.L.C........... 370,215      853,156       0.2%
    Standard Chartered P.L.C............  30,336      843,090       0.2%
    Standard Life P.L.C................. 230,654      874,064       0.2%
    Vodafone Group P.L.C. Sponsored ADR. 135,396    3,942,732       0.8%
    *Wolseley P.L.C.....................  25,895      940,606       0.2%
    Xstrata P.L.C.......................  77,287    1,982,334       0.4%
    Other Securities....................           57,875,148      12.0%
                                                 ------------      -----
  TOTAL UNITED KINGDOM..................           87,804,978      18.2%
                                                 ------------      -----

  UNITED STATES -- (0.0%)...............
    Other Securities....................               17,944       0.0%
                                                 ------------      -----
  TOTAL COMMON STOCKS...................          477,391,474      99.2%
                                                 ------------      -----
  RIGHTS/WARRANTS -- (0.0%).............
  AUSTRALIA -- (0.0%)...................
    Other Securities....................                   12       0.0%
                                                 ------------      -----

  BELGIUM -- (0.0%).....................
    Other Securities....................                  225       0.0%
                                                 ------------      -----

  DENMARK -- (0.0%).....................
    Other Securities....................                    2       0.0%
                                                 ------------      -----

  FRANCE -- (0.0%)......................
    Other Securities....................                2,361       0.0%
                                                 ------------      -----

  GERMANY -- (0.0%).....................
    Other Securities....................               15,191       0.0%
                                                 ------------      -----

  GREECE -- (0.0%)......................
    Other Securities....................                  195       0.0%
                                                 ------------      -----

  NORWAY -- (0.0%)......................
    Other Securities....................                   36       0.0%
                                                 ------------      -----

  PORTUGAL -- (0.0%)....................
    Other Securities....................               11,720       0.0%
                                                 ------------      -----

  SINGAPORE -- (0.0%)...................
    Other Securities....................                8,940       0.0%
                                                 ------------      -----

  SPAIN -- (0.0%).......................
    Other Securities....................                5,350       0.0%
                                                 ------------      -----

  SWITZERLAND -- (0.0%).................
    Other Securities....................                   68       0.0%
                                                 ------------      -----

  UNITED KINGDOM -- (0.0%)..............
    Other Securities....................                  318       0.0%
                                                 ------------      -----
  TOTAL RIGHTS/WARRANTS.................               44,418       0.0%
                                                 ------------      -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                        Face
                                                                                                      Amount       Value+
                                                                                                      ------       -----
                                                                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.5%).............................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $2,775,000
   FNMA 2.24%, 07/06/15, valued at $2,844,375) to be repurchased at $2,801,044...................     $2,801   $2,801,000
                                                                                                             ------------

                                                                                                     Shares/
                                                                                                        Face
                                                                                                      Amount
                                                                                                      ------
                                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (14.4%).........................................................
(S)@DFA Short Term Investment Fund............................................................... 79,086,676   79,086,676
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,010,124)## to be repurchased at
 $1,970,717......................................................................................     $1,971    1,970,710
                                                                                                             ------------
TOTAL SECURITIES LENDING COLLATERAL..............................................................              81,057,386
                                                                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $424,677,400).............................................................................            $561,294,278
                                                                                                             ============

                                                                                                       Percentage
                                                                                                  of Net Assets**
                                                                                                  ---------------

TEMPORARY CASH INVESTMENTS -- (0.5%).............................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $2,775,000
   FNMA 2.24%, 07/06/15, valued at $2,844,375) to be repurchased at $2,801,044...................       0.6%
                                                                                                      ------






SECURITIES LENDING COLLATERAL -- (14.4%).........................................................
(S)@DFA Short Term Investment Fund...............................................................      16.4%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,010,124)## to be repurchased at
 $1,970,717......................................................................................        0.4%
                                                                                                      ------
TOTAL SECURITIES LENDING COLLATERAL..............................................................      16.8%
                                                                                                      ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $424,677,400).............................................................................     116.6%
                                                                                                      ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                 ---------------------------------------------

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks.................
    Australia................... $   821,980 $ 30,621,634   --    $ 31,443,614
    Austria.....................          --    3,417,932   --       3,417,932
    Belgium.....................     362,291    7,105,147   --       7,467,438
    Canada......................  58,176,993           --   --      58,176,993
    Denmark.....................      10,744    5,331,212   --       5,341,956
    Finland.....................          --    9,472,891   --       9,472,891
    France......................   1,980,666   34,145,402   --      36,126,068
    Germany.....................   3,580,706   24,451,501   --      28,032,207
    Greece......................     211,209    4,481,269   --       4,692,478
    Hong Kong...................      19,817   12,952,494   --      12,972,311
    Ireland.....................     923,673    2,909,463   --       3,833,136
    Israel......................     717,726    3,001,590   --       3,719,316
    Italy.......................     832,132   11,891,278   --      12,723,410
    Japan.......................   2,649,433   82,650,594   --      85,300,027
    Netherlands.................   2,459,639   10,305,319   --      12,764,958
    New Zealand.................      34,047    1,221,590   --       1,255,637
    Norway......................     157,600    5,981,877   --       6,139,477
    Portugal....................          --    1,985,837   --       1,985,837
    Singapore...................          --    7,772,316   --       7,772,316
    Spain.......................   2,209,295    7,967,963   --      10,177,258
    Sweden......................     346,091   14,573,077   --      14,919,168
    Switzerland.................   2,102,949   29,731,175   --      31,834,124
    United Kingdom..............  19,132,476   68,672,502   --      87,804,978
    United States...............      17,944           --   --          17,944
  Rights/Warrants...............
    Australia...................          12           --   --              12
    Belgium.....................         225           --   --             225
    Denmark.....................          --            2   --               2
    France......................       2,361           --   --           2,361
    Germany.....................      15,191           --   --          15,191
    Greece......................          --          195   --             195
    Norway......................          --           36   --              36
    Portugal....................      11,720           --   --          11,720
    Singapore...................       8,940           --   --           8,940
    Spain.......................       5,338           12   --           5,350
    Switzerland.................          68           --   --              68
    United Kingdom..............          --          318   --             318
  Temporary Cash Investments....          --    2,801,000   --       2,801,000
  Securities Lending Collateral.          --   81,057,386   --      81,057,386
                                 ----------- ------------   --    ------------
  TOTAL......................... $96,791,266 $464,503,012   --    $561,294,278
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                April 30, 2011
                                  (Unaudited)

                                                                                                            Shares    Value+
                                                                                                            ------    -----
AFFILIATED INVESTMENT COMPANIES -- (99.8%)................................................................
Investment in The DFA International Value Series of
 The DFA Investment Trust Company.........................................................................          $28,922,083
Investment in Dimensional Emerging Markets Value Fund.....................................................           10,384,488
Investment in DFA International Small Cap Value Portfolio of
 DFA Investment Dimensions Group Inc......................................................................  200,714   3,801,524
                                                                                                                    -----------

   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $35,668,328)....................................................................................           43,108,095
                                                                                                                    -----------

                                                                                                             Face
                                                                                                            Amount
                                                                                                            ------
                                                                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11
    (Collateralized by $110,000 FNMA 2.24%, 07/06/15, valued at $112,750) to be repurchased at $107,002
    (Cost $107,000)....................................................................................... $    107     107,000
                                                                                                                    -----------
   TOTAL INVESTMENTS - (100.0%)
    (Cost $35,775,328)....................................................................................          $43,215,095
                                                                                                                    ===========

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                    ----------------------------------------

                                    Investment in Securities (Market Value)
                                    ----------------------------------------
                                      Level 1   Level 2  Level 3    Total
                                    ----------- -------- ------- -----------
   Affiliated Investment Companies. $43,108,095       --   --    $43,108,095
   Temporary Cash Investments......          -- $107,000   --        107,000
                                    ----------- --------   --    -----------
   TOTAL........................... $43,108,095 $107,000   --    $43,215,095
                                    =========== ========   ==    ===========

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
                                                                 -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $2,575,286,113
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,178,839,212)............................. $2,575,286,113
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).


                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                                 -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $2,135,948,868
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,438,988,909)............................. $2,135,948,868
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                Value+
                                                                -----
    AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
    Investment in Dimensional Emerging Markets Value Fund.. $15,403,053,850
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $11,251,655,584)............................ $15,403,053,850
                                                            ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                      Percentage
                                                             Shares      Value++ of Net Assets**
                                                             ------      -----   ---------------
COMMON STOCKS -- (85.7%)
BRAZIL -- (7.2%)
  Banco Bradesco SA                                         971,274 $ 16,194,074       0.3%
  Banco Santander Brasil SA ADR                           1,248,063   14,490,011       0.3%
  BM&F Bovespa SA                                         3,107,183   23,325,598       0.4%
  Petroleo Brasileiro SA ADR                              1,487,967   55,545,808       1.0%
  Vale SA Sponsored ADR                                   1,207,490   40,330,166       0.8%
  Other Securities                                                   272,478,395       5.0%
                                                                    ------------      -----
TOTAL BRAZIL                                                         422,364,052       7.8%
                                                                    ------------      -----

CHILE -- (2.1%)
  Other Securities                                                   122,462,468       2.3%
                                                                    ------------      -----

CHINA -- (12.9%)
  Bank of China, Ltd.                                    52,690,702   29,231,423       0.5%
  China Construction Bank Corp.                          38,800,302   36,790,921       0.7%
  China Life Insurance Co., Ltd. ADR                        258,099   13,857,335       0.3%
  China Mobile, Ltd. Sponsored ADR                          967,519   44,592,951       0.8%
  China Unicom Hong Kong, Ltd. ADR                          756,217   15,472,200       0.3%
  #CNOOC, Ltd. ADR                                          116,476   29,054,938       0.5%
  Industrial & Commercial Bank of China, Ltd. Series H   49,025,940   41,584,448       0.8%
  #PetroChina Co., Ltd. ADR                                 160,254   23,329,777       0.4%
  Other Securities                                                   523,814,466       9.7%
                                                                    ------------      -----
TOTAL CHINA                                                          757,728,459      14.0%
                                                                    ------------      -----

COLOMBIA -- (0.2%)
  Other Securities                                                    12,825,683       0.2%
                                                                    ------------      -----

CZECH REPUBLIC -- (0.4%)
  Other Securities                                                    23,889,730       0.4%
                                                                    ------------      -----

EGYPT -- (0.1%)
  Other Securities                                                     4,088,398       0.1%
                                                                    ------------      -----

HUNGARY -- (0.6%)
 #*OTP Bank P.L.C.                                          488,536   17,344,184       0.3%
  Other Securities                                                    14,272,506       0.3%
                                                                    ------------      -----
TOTAL HUNGARY                                                         31,616,690       0.6%
                                                                    ------------      -----

INDIA -- (8.7%)
  ICICI Bank, Ltd. Sponsored ADR                            396,338   19,975,435       0.4%
  Infosys Technologies, Ltd.                                225,217   14,804,567       0.3%
  Reliance Industries, Ltd.                               1,381,092   30,655,817       0.5%
  Other Securities                                                   444,381,246       8.2%
                                                                    ------------      -----
TOTAL INDIA                                                          509,817,065       9.4%
                                                                    ------------      -----

INDONESIA -- (3.0%)
  PT Bumi Resources Tbk                                  37,385,000   15,022,342       0.3%
  Other Securities                                                   159,723,433       2.9%
                                                                    ------------      -----
TOTAL INDONESIA                                                      174,745,775       3.2%
                                                                    ------------      -----

ISRAEL -- (0.0%)
  Other Securities                                                       353,828       0.0%
                                                                    ------------      -----

MALAYSIA -- (3.2%)
  Other Securities                                                   188,531,371       3.5%
                                                                    ------------      -----

MEXICO -- (4.1%)
  America Movil S.A.B. de C.V. Series L ADR                 443,009   25,340,115       0.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                               Shares      Value++ of Net Assets**
                                                               ------      -----   ---------------
MEXICO -- (Continued).....................................
  *Cemex S.A.B. de C.V. Sponsored ADR.....................  1,983,179 $ 17,213,994       0.3%
  Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.    308,192   19,385,277       0.4%
  #Grupo Financiero Banorte S.A.B. de C.V.................  2,809,943   14,035,435       0.3%
  Grupo Mexico S.A.B. de C.V. Series B....................  5,000,219   17,313,579       0.3%
  Other Securities........................................             148,633,801       2.7%
                                                                      ------------      -----
TOTAL MEXICO..............................................             241,922,201       4.5%
                                                                      ------------      -----

NETHERLANDS -- (0.0%).....................................
  Other Securities........................................                 201,157       0.0%
                                                                      ------------      -----

PERU -- (0.2%)............................................
  Other Securities........................................              10,985,899       0.2%
                                                                      ------------      -----

PHILIPPINES -- (0.9%).....................................
  Other Securities........................................              54,067,027       1.0%
                                                                      ------------      -----

POLAND -- (1.7%)..........................................
  KGHM Polska Miedz SA....................................    192,817   14,183,564       0.3%
  Other Securities........................................              87,550,328       1.6%
                                                                      ------------      -----
TOTAL POLAND..............................................             101,733,892       1.9%
                                                                      ------------      -----

RUSSIA -- (3.7%)..........................................
  Gazprom OAO Sponsored ADR...............................  5,628,350   95,365,320       1.8%
  Lukoil OAO Sponsored ADR................................    502,859   34,949,662       0.6%
  Other Securities........................................              87,526,636       1.6%
                                                                      ------------      -----
TOTAL RUSSIA..............................................             217,841,618       4.0%
                                                                      ------------      -----

SOUTH AFRICA -- (7.3%)....................................
  Gold Fields, Ltd. Sponsored ADR.........................  1,024,815   18,282,700       0.3%
  Impala Platinum Holdings, Ltd...........................    449,434   14,055,082       0.3%
  MTN Group, Ltd..........................................  1,237,163   27,180,020       0.5%
  Naspers, Ltd. Series N..................................    378,717   22,445,136       0.4%
  Sanlam, Ltd.............................................  3,530,404   15,143,360       0.3%
  Sasol, Ltd. Sponsored ADR...............................    530,207   30,656,569       0.6%
  Standard Bank Group, Ltd................................  1,236,663   19,422,451       0.4%
  Other Securities........................................             282,648,121       5.2%
                                                                      ------------      -----
TOTAL SOUTH AFRICA........................................             429,833,439       8.0%
                                                                      ------------      -----

SOUTH KOREA -- (13.8%)....................................
  Hana Financial Group, Inc...............................    380,692   16,152,278       0.3%
  Hyundai Motor Co., Ltd..................................    142,857   32,949,852       0.6%
 #*KB Financial Group, Inc. ADR...........................    311,778   16,614,650       0.3%
  Kia Motors Corp.........................................    230,180   16,558,829       0.3%
  LG Chemical, Ltd........................................     28,574   14,196,081       0.3%
  LG Corp.................................................    150,925   13,894,952       0.2%
  #POSCO ADR..............................................    230,201   25,391,170       0.5%
  Samsung Corp............................................    200,144   14,498,955       0.3%
  Samsung Electronics Co., Ltd............................    110,442   92,250,080       1.7%
  Shinhan Financial Group Co., Ltd. ADR...................    142,576   13,832,724       0.2%
  Other Securities........................................             555,225,578      10.3%
                                                                      ------------      -----
TOTAL SOUTH KOREA.........................................             811,565,149      15.0%
                                                                      ------------      -----

TAIWAN -- (11.6%).........................................
  Hon Hai Precision Industry Co., Ltd.....................  5,597,352   21,256,074       0.4%
  HTC Corp................................................    340,780   15,511,175       0.3%
  #Taiwan Semiconductor Manufacturing Co., Ltd............ 11,817,652   30,566,194       0.5%
  Other Securities........................................             614,977,280      11.4%
                                                                      ------------      -----
TOTAL TAIWAN..............................................             682,310,723      12.6%
                                                                      ------------      -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         Percentage
                                                              Shares        Value++ of Net Assets**
THAILAND -- (2.1%)
  Other Securities........................................           $  124,055,930       2.3%
                                                                     --------------      -----

TURKEY -- (1.9%)
  Other Securities........................................              109,419,987       2.0%
                                                                     --------------      -----

UNITED STATES -- (0.0%)
  Other Securities........................................                  677,036       0.0%
                                                                     --------------      -----
TOTAL COMMON STOCKS.......................................            5,033,037,577      93.0%
                                                                     --------------      -----
PREFERRED STOCKS -- (6.0%)
BRAZIL -- (6.0%)
  Banco Bradesco SA Sponsored ADR......................... 2,298,063     46,489,814       0.9%
  #Itau Unibanco Holding SA ADR........................... 1,648,537     39,152,754       0.7%
  Petroleo Brasileiro SA ADR.............................. 2,049,785     68,401,325       1.3%
  Vale SA Sponsored ADR................................... 1,564,909     46,790,779       0.9%
  Other Securities........................................              148,946,084       2.7%
                                                                     --------------      -----
TOTAL BRAZIL..............................................              349,780,756       6.5%
                                                                     --------------      -----

CHILE -- (0.0%)
  Other Securities........................................                  565,581       0.0%
                                                                     --------------      -----

INDIA -- (0.0%)
  Other Securities........................................                   17,951       0.0%
                                                                     --------------      -----
TOTAL PREFERRED STOCKS....................................              350,364,288       6.5%
                                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  Other Securities........................................                      395       0.0%
                                                                     --------------      -----

HONG KONG -- (0.0%)
  Other Securities........................................                       --       0.0%
                                                                     --------------      -----

POLAND -- (0.0%)
  Other Securities........................................                  430,289       0.0%
                                                                     --------------      -----

TAIWAN -- (0.0%)
  Other Securities........................................                  103,079       0.0%
                                                                     --------------      -----

THAILAND -- (0.0%)
  Other Securities........................................                  378,050       0.0%
                                                                     --------------      -----

TURKEY -- (0.0%)
  Other Securities........................................                   74,300       0.0%
                                                                     --------------      -----
TOTAL RIGHTS/WARRANTS.....................................                  986,113       0.0%
                                                                     --------------      -----

                                                             Face
                                                            Amount           Value+
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)......................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%,
   05/02/11 (Collateralized by $17,760,000 FNMA 2.24%,
   07/06/15, valued at $18,204,000) to be repurchased at
   $17,934,284............................................   $17,934     17,934,000       0.3%
                                                                     --------------      -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 Shares/
                                                                  Face                      Percentage
                                                                 Amount            Value+ of Net Assets**
                                                                 -------           ------ ---------------
                                                                  (000)
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@DFA Short Term Investment Fund............................ 469,495,000 $  469,495,000       8.7%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,
 05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r),
 06/01/35, valued at $670,749)## to be repurchased at
 $657,599.....................................................        $658        657,597       0.0%
                                                                           --------------     ------
TOTAL SECURITIES LENDING COLLATERAL...........................                470,152,597       8.7%
                                                                           --------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,226,970,070)........................................             $5,872,474,575     108.5%
                                                                           ==============     ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  422,364,052             --   --    $  422,364,052
  Chile.......................    122,462,468             --   --       122,462,468
  China.......................    164,834,829 $  592,893,630   --       757,728,459
  Colombia....................     12,825,683             --   --        12,825,683
  Czech Republic..............             --     23,889,730   --        23,889,730
  Egypt.......................             --      4,088,398   --         4,088,398
  Hungary.....................        661,066     30,955,624   --        31,616,690
  India.......................     31,139,064    478,678,001   --       509,817,065
  Indonesia...................      6,011,338    168,734,437   --       174,745,775
  Israel......................             --        353,828   --           353,828
  Malaysia....................      3,519,661    185,011,710   --       188,531,371
  Mexico......................    241,922,201             --   --       241,922,201
  Netherlands.................             --        201,157   --           201,157
  Peru........................     10,985,899             --   --        10,985,899
  Philippines.................      4,214,878     49,852,149   --        54,067,027
  Poland......................             --    101,733,892   --       101,733,892
  Russia......................      6,867,584    210,974,034   --       217,841,618
  South Africa................     71,318,377    358,515,062   --       429,833,439
  South Korea.................     79,595,937    731,969,212   --       811,565,149
  Taiwan......................     19,811,037    662,499,686   --       682,310,723
  Thailand....................    123,903,228        152,702   --       124,055,930
  Turkey......................      2,726,209    106,693,778   --       109,419,987
  United States...............        677,036             --   --           677,036
Preferred Stocks..............
  Brazil......................    349,780,756             --   --       349,780,756
  Chile.......................        565,581             --   --           565,581
  India.......................             --         17,951   --            17,951
Rights/Warrants...............
  Brazil......................            395             --   --               395
  Hong Kong...................             --             --   --                --
  Poland......................             --        430,289   --           430,289
  Taiwan......................             --        103,079   --           103,079
  Thailand....................          2,004        376,046   --           378,050
  Turkey......................         74,300             --   --            74,300
Temporary Cash Investments....             --     17,934,000   --        17,934,000
Securities Lending Collateral.             --    470,152,597   --       470,152,597
                               -------------- --------------   --    --------------
TOTAL......................... $1,676,263,583 $4,196,210,992   --    $5,872,474,575
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                             Enhanced         U.S.
                                                                                            U.S. Large      Large Cap
                                                                                             Company          Value
                                                                                            Portfolio       Portfolio
                                                                                           ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...................................           --  $    8,133,769
Investments at Value (including $0, $0, $338,434 and $1,515,298 of securities on loan,
 respectively)............................................................................ $    172,388              --
Temporary Cash Investments at Value & Cost................................................        5,938              --
Collateral Received from Securities on Loan at Value & Cost...............................           --              --
Affiliated Collateral Received from Securities on Loan at Value & Cost....................           --              --
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................           --              --
  Dividends and Interest..................................................................        1,401              --
  Securities Lending Income...............................................................           --              --
  Fund Shares Sold........................................................................           94           5,093
  Futures Margin Variation................................................................          587              --
Unrealized Gain on Forward Currency Contracts.............................................          474              --
Unrealized Gain on Foreign Currency Contracts.............................................           26              --
Prepaid Expenses and Other Assets.........................................................           20              64
                                                                                           ------------  --------------
   Total Assets...........................................................................      180,928       8,138,926
                                                                                           ------------  --------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................           --              --
  Investment Securities/Affiliated Investment Companies Purchased.........................        5,866             686
  Fund Shares Redeemed....................................................................          195           4,407
  Due to Advisor..........................................................................           28             991
Unrealized Loss on Forward Currency Contracts.............................................        1,833              --
Accrued Expenses and Other Liabilities....................................................           16             308
                                                                                           ------------  --------------
   Total Liabilities......................................................................        7,938           6,392
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    172,990  $    8,132,534
                                                                                           ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $53,925 and $0 and shares outstanding
 of 0; 0; 2,945,829 and 0, respectively...................................................          N/A             N/A
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................          N/A             N/A
                                                                                           ============  ==============
Class R2 Shares -- based on net assets of $0; $0; $9,351 and $0 and shares outstanding
 of 0; 0; 510,883 and 0, respectively.....................................................          N/A             N/A
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................          N/A             N/A
                                                                                           ============  ==============
Institutional Class Shares -- based on net assets of $172,990; $8,132,534; $2,968,313 and
 $7,964,497 and shares outstanding of 19,768,793; 361,812,850; 162,104,303 and
 282,695,488, respectively ............................................................... $       8.75  $        22.48
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................  300,000,000   2,000,000,000
                                                                                           ============  ==============
Investments in Affiliated Investment Companies at Cost.................................... $         --  $    5,528,588
                                                                                           ------------  --------------
Investments at Cost....................................................................... $    167,948  $           --
                                                                                           ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    229,031  $    7,245,437
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....          664          12,921
Accumulated Net Realized Gain (Loss)......................................................      (65,256)     (1,731,005)
Net Unrealized Foreign Exchange Gain (Loss)...............................................       (1,311)             --
Net Unrealized Appreciation (Depreciation)................................................        9,862       2,605,181
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    172,990  $    8,132,534
                                                                                           ============  ==============

                                                                                                               U.S.
                                                                                                U.S.         Small Cap
                                                                                              Targeted         Value
                                                                                           Value Portfolio   Portfolio
                                                                                           --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...................................            --               --
Investments at Value (including $0, $0, $338,434 and $1,515,298 of securities on loan,
 respectively)............................................................................  $  3,023,425   $    7,975,251
Temporary Cash Investments at Value & Cost................................................         6,507           10,913
Collateral Received from Securities on Loan at Value & Cost...............................         1,015            4,563
Affiliated Collateral Received from Securities on Loan at Value & Cost....................       352,489        1,584,011
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................         3,493           30,152
  Dividends and Interest..................................................................           737            2,031
  Securities Lending Income...............................................................           198              711
  Fund Shares Sold........................................................................         2,339            4,591
  Futures Margin Variation................................................................            --               --
Unrealized Gain on Forward Currency Contracts.............................................            --               --
Unrealized Gain on Foreign Currency Contracts.............................................            --               --
Prepaid Expenses and Other Assets.........................................................            66               62
                                                                                            ------------   --------------
   Total Assets...........................................................................     3,390,269        9,612,285
                                                                                            ------------   --------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................       353,504        1,588,574
  Investment Securities/Affiliated Investment Companies Purchased.........................         2,455              561
  Fund Shares Redeemed....................................................................         1,708           54,962
  Due to Advisor..........................................................................           866            3,283
Unrealized Loss on Forward Currency Contracts.............................................            --               --
Accrued Expenses and Other Liabilities....................................................           147              408
                                                                                            ------------   --------------
   Total Liabilities......................................................................       358,680        1,647,788
                                                                                            ------------   --------------
NET ASSETS................................................................................  $  3,031,589   $    7,964,497
                                                                                            ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $53,925 and $0 and shares outstanding
 of 0; 0; 2,945,829 and 0, respectively...................................................  $      18.31              N/A
                                                                                            ============   ==============
NUMBER OF SHARES AUTHORIZED...............................................................   100,000,000              N/A
                                                                                            ============   ==============
Class R2 Shares -- based on net assets of $0; $0; $9,351 and $0 and shares outstanding
 of 0; 0; 510,883 and 0, respectively.....................................................  $      18.30              N/A
                                                                                            ============   ==============
NUMBER OF SHARES AUTHORIZED...............................................................   100,000,000              N/A
                                                                                            ============   ==============
Institutional Class Shares -- based on net assets of $172,990; $8,132,534; $2,968,313 and
 $7,964,497 and shares outstanding of 19,768,793; 361,812,850; 162,104,303 and
 282,695,488, respectively ...............................................................  $      18.31   $        28.17
                                                                                            ============   ==============
NUMBER OF SHARES AUTHORIZED...............................................................   700,000,000    1,700,000,000
                                                                                            ============   ==============
Investments in Affiliated Investment Companies at Cost....................................  $         --   $           --
                                                                                            ------------   --------------
Investments at Cost.......................................................................  $  2,355,495   $    6,394,395
                                                                                            ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital...........................................................................  $  2,267,547   $    6,300,449
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         2,124            1,744
Accumulated Net Realized Gain (Loss)......................................................        93,988           81,448
Net Unrealized Foreign Exchange Gain (Loss)...............................................            --               --
Net Unrealized Appreciation (Depreciation)................................................       667,930        1,580,856
                                                                                            ------------   --------------
NET ASSETS................................................................................  $  3,031,589   $    7,964,497
                                                                                            ============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                              U.S.            U.S.
                                                                                              Core            Core
                                                                                            Equity 1        Equity 2
                                                                                            Portfolio       Portfolio
                                                                                         --------------  --------------
ASSETS:
Investments at Value (including $275,950, $504,448, $194,968 and $1,066,975 of
 securities on loan, respectively)...................................................... $    3,774,682  $    6,129,097
Temporary Cash Investments at Value & Cost..............................................         31,672          28,695
Collateral Received from Securities on Loan at Value & Cost.............................            821           1,503
Affiliated Collateral Received from Securities on Loan at Value & Cost..................        285,212         521,669
Receivables:............................................................................
  Investment Securities Sold............................................................            163             351
  Dividends and Interest................................................................          2,830           4,754
  Securities Lending Income.............................................................            136             306
  Fund Shares Sold......................................................................          5,712           7,766
Prepaid Expenses and Other Assets.......................................................             95              87
                                                                                         --------------  --------------
   Total Assets.........................................................................      4,101,323       6,694,228
                                                                                         --------------  --------------
LIABILITIES:
Payables:...............................................................................
  Upon Return of Securities Loaned......................................................        286,033         523,172
  Investment Securities Purchased.......................................................         17,382           8,246
  Fund Shares Redeemed..................................................................          1,117           3,892
  Due to Advisor........................................................................            519           1,000
Accrued Expenses and Other Liabilities..................................................            167             298
                                                                                         --------------  --------------
   Total Liabilities....................................................................        305,218         536,608
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    3,796,105  $    6,157,620
                                                                                         ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $3,796,105; $6,157,620; $2,010,219 and $4,529,855 and shares outstanding of 314,101,011; 509,958,439; 167,450,522 and
 190,610,819, respectively.............................................................. $        12.09  $        12.07
                                                                                         ==============  ==============
NUMBER OF SHARES AUTHORIZED.............................................................  1,500,000,000   2,300,000,000
                                                                                         ==============  ==============

Investments at Cost..................................................................... $    3,044,250  $    5,043,721
                                                                                         ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................................................... $    3,129,457  $    5,112,004
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)................................................................................          6,237           9,634
Accumulated Net Realized Gain (Loss)....................................................        (70,021)        (49,394)
Net Unrealized Appreciation (Depreciation)..............................................        730,432       1,085,376
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    3,796,105  $    6,157,620
                                                                                         ==============  ==============

                                                                                              U.S.            U.S.
                                                                                             Vector           Small
                                                                                             Equity            Cap
                                                                                            Portfolio       Portfolio
                                                                                         --------------  --------------
ASSETS:
Investments at Value (including $275,950, $504,448, $194,968 and $1,066,975 of
 securities on loan, respectively)...................................................... $    2,003,812  $    4,518,928
Temporary Cash Investments at Value & Cost..............................................          8,472          22,078
Collateral Received from Securities on Loan at Value & Cost.............................            583           3,197
Affiliated Collateral Received from Securities on Loan at Value & Cost..................        202,292       1,110,010
Receivables:............................................................................
  Investment Securities Sold............................................................            171           2,885
  Dividends and Interest................................................................          1,211           1,054
  Securities Lending Income.............................................................            114             596
  Fund Shares Sold......................................................................          1,982           2,137
Prepaid Expenses and Other Assets.......................................................             42              61
                                                                                         --------------  --------------
   Total Assets.........................................................................      2,218,679       5,660,946
                                                                                         --------------  --------------
LIABILITIES:
Payables:...............................................................................
  Upon Return of Securities Loaned......................................................        202,875       1,113,207
  Investment Securities Purchased.......................................................          3,911          14,152
  Fund Shares Redeemed..................................................................          1,096           2,249
  Due to Advisor........................................................................            490           1,282
Accrued Expenses and Other Liabilities..................................................             88             201
                                                                                         --------------  --------------
   Total Liabilities....................................................................        208,460       1,131,091
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    2,010,219  $    4,529,855
                                                                                         ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $3,796,105; $6,157,620; $2,010,219 and $4,529,855 and shares outstanding of 314,101,011; 509,958,439; 167,450,522 and
 190,610,819, respectively.............................................................. $        12.00  $        23.76
                                                                                         ==============  ==============
NUMBER OF SHARES AUTHORIZED.............................................................  1,000,000,000   1,000,000,000
                                                                                         ==============  ==============

Investments at Cost..................................................................... $    1,639,974  $    3,299,245
                                                                                         ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................................................... $    1,706,262  $    3,412,304
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)................................................................................          2,410           3,718
Accumulated Net Realized Gain (Loss)....................................................        (62,291)       (105,850)
Net Unrealized Appreciation (Depreciation)..............................................        363,838       1,219,683
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    2,010,219  $    4,529,855
                                                                                         ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                             U.S.            DFA          Large
                                                                             Micro       Real Estate       Cap
                                                                              Cap        Securities   International
                                                                           Portfolio      Portfolio     Portfolio
                                                                        --------------  ------------  -------------
ASSETS:
Investments at Value (including $498,632, $647,227, $351,234 and
 $1,131,113 of securities on loan, respectively)....................... $    3,782,550  $  3,152,056  $  1,908,284
Temporary Cash Investments at Value & Cost.............................          4,712        19,467         5,770
Collateral Received from Securities on Loan at Value & Cost............          1,516         1,938         1,249
Affiliated Collateral Received from Securities on Loan at Value & Cost.        526,244       672,941       372,838
Foreign Currencies at Value............................................             --            --         3,389
Cash...................................................................             --            --            15
Receivables:...........................................................
  Investment Securities Sold...........................................          2,299            --           505
  Dividends, Interest and Tax Reclaims.................................          1,061         2,605         9,145
  Securities Lending Income............................................            532            92           478
  Fund Shares Sold.....................................................          1,315         1,661         1,434
Unrealized Gain on Foreign Currency Contracts..........................             --            --            29
Prepaid Expenses and Other Assets......................................             32            41            34
                                                                        --------------  ------------  ------------
    Total Assets.......................................................      4,320,261     3,850,801     2,303,170
                                                                        --------------  ------------  ------------
LIABILITIES:
Payables:..............................................................
  Upon Return of Securities Loaned.....................................        527,760       674,879       374,087
  Investment Securities Purchased......................................          1,334        16,648         3,869
  Fund Shares Redeemed.................................................          2,887         1,971           926
  Due to Advisor.......................................................          1,547           751           384
Accrued Expenses and Other Liabilities.................................            188           145           127
                                                                        --------------  ------------  ------------
    Total Liabilities..................................................        533,716       694,394       379,393
                                                                        --------------  ------------  ------------
NET ASSETS............................................................. $    3,786,545  $  3,156,407  $  1,923,777
                                                                        ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $3,786,545;
 $3,156,407; $1,923,777 and $6,063,718 and shares outstanding of
 250,225,113; 129,852,728; 88,252,834 and 491,945,902, respectively.... $        15.13  $      24.31  $      21.80
                                                                        ==============  ============  ============
NUMBER OF SHARES AUTHORIZED............................................  1,500,000,000   700,000,000   500,000,000
                                                                        ==============  ============  ============
Investments at Cost.................................................... $    2,854,316  $  2,294,360  $  1,484,568
                                                                        ==============  ============  ============
Foreign Currencies at Cost............................................. $           --  $         --  $      3,309
                                                                        ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................ $    3,019,546  $  2,549,319  $  1,676,916
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)....................................................          2,635         4,294        12,129
Accumulated Net Realized Gain (Loss)...................................       (163,870)     (254,902)     (189,293)
Net Unrealized Foreign Exchange Gain (Loss)............................             --            --           229
Net Unrealized Appreciation (Depreciation).............................        928,234       857,696       423,796
                                                                        --------------  ------------  ------------
NET ASSETS............................................................. $    3,786,545  $  3,156,407  $  1,923,777
                                                                        ==============  ============  ============

                                                                         International
                                                                             Core
                                                                            Equity
                                                                           Portfolio
                                                                        --------------
ASSETS:
Investments at Value (including $498,632, $647,227, $351,234 and
 $1,131,113 of securities on loan, respectively)....................... $    6,013,743
Temporary Cash Investments at Value & Cost.............................         28,753
Collateral Received from Securities on Loan at Value & Cost............          1,559
Affiliated Collateral Received from Securities on Loan at Value & Cost.      1,218,053
Foreign Currencies at Value............................................         13,734
Cash...................................................................             15
Receivables:...........................................................
  Investment Securities Sold...........................................            763
  Dividends, Interest and Tax Reclaims.................................         27,057
  Securities Lending Income............................................          1,739
  Fund Shares Sold.....................................................          6,304
Unrealized Gain on Foreign Currency Contracts..........................             62
Prepaid Expenses and Other Assets......................................            110
                                                                        --------------
    Total Assets.......................................................      7,311,892
                                                                        --------------
LIABILITIES:
Payables:..............................................................
  Upon Return of Securities Loaned.....................................      1,219,612
  Investment Securities Purchased......................................         24,200
  Fund Shares Redeemed.................................................          2,263
  Due to Advisor.......................................................          1,693
Accrued Expenses and Other Liabilities.................................            406
                                                                        --------------
    Total Liabilities..................................................      1,248,174
                                                                        --------------
NET ASSETS............................................................. $    6,063,718
                                                                        ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $3,786,545;
 $3,156,407; $1,923,777 and $6,063,718 and shares outstanding of
 250,225,113; 129,852,728; 88,252,834 and 491,945,902, respectively.... $        12.33
                                                                        ==============
NUMBER OF SHARES AUTHORIZED............................................  2,000,000,000
                                                                        ==============
Investments at Cost.................................................... $    5,258,487
                                                                        ==============
Foreign Currencies at Cost............................................. $       13,060
                                                                        ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................ $    5,333,846
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)....................................................         35,717
Accumulated Net Realized Gain (Loss)...................................        (62,355)
Net Unrealized Foreign Exchange Gain (Loss)............................            580
Net Unrealized Appreciation (Depreciation).............................        755,930
                                                                        --------------
NET ASSETS............................................................. $    6,063,718
                                                                        ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                   Asia         United
                                                                  International    Japanese       Pacific       Kingdom
                                                                      Small          Small         Small         Small
                                                                     Company        Company       Company       Company
                                                                    Portfolio      Portfolio     Portfolio     Portfolio
                                                                  -------------- ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......... $    6,986,397 $    169,096  $    169,658  $     39,416
Temporary Cash Investments at Value & Cost.......................         11,083           --            --            --
Cash.............................................................             15           --            --            --
Receivables:.....................................................
 Affiliated Investment Companies Sold............................             --        1,382           155            26
 Fund Shares Sold................................................         12,901           --            25            --
Prepaid Expenses and Other Assets................................             52            9            19            10
                                                                  -------------- ------------  ------------  ------------
   Total Assets..................................................      7,010,448      170,487       169,857        39,452
                                                                  -------------- ------------  ------------  ------------
LIABILITIES:
Payables:........................................................
 Fund Shares Redeemed............................................          2,437        1,382           180            26
 Due to Advisor..................................................          2,251           53            56            12
Accrued Expenses and Other Liabilities...........................            225           22            19             7
                                                                  -------------- ------------  ------------  ------------
   Total Liabilities.............................................          4,913        1,457           255            45
                                                                  -------------- ------------  ------------  ------------
NET ASSETS....................................................... $    7,005,535 $    169,030  $    169,602  $     39,407
                                                                  ============== ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets of $7,005,535;
  $169,030; $169,602 and $39,407 and shares outstanding of
  373,955,745; 10,764,061; 6,048,087 and 1,400,854,
  respectively................................................... $        18.73 $      15.70  $      28.04  $      28.13
                                                                  ============== ============  ============  ============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000  100,000,000   100,000,000   100,000,000
                                                                  ============== ============  ============  ============
Investments in Affiliated Investment Companies at Cost........... $    5,617,599 $    228,036  $    131,164  $     30,883
                                                                  ============== ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    5,590,694 $    319,921  $    162,119  $     33,260
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................         13,826        1,350        (2,357)          207
Accumulated Net Realized Gain (Loss).............................         31,616      (93,338)      (28,659)       (2,602)
Net Unrealized Foreign Exchange Gain (Loss)......................            601           37             5             9
Net Unrealized Appreciation (Depreciation).......................      1,368,798      (58,940)       38,494         8,533
                                                                  -------------- ------------  ------------  ------------
NET ASSETS....................................................... $    7,005,535 $    169,030  $    169,602  $     39,407
                                                                  ============== ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                              DFA
                                                                                            Continental  International
                                                                                               Small      Real Estate
                                                                                              Company     Securities
                                                                                             Portfolio     Portfolio
                                                                                           ------------  -------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................... $    157,927            --
Investments at Value (including $0, $174,537, $0 and $943,209 of securities on loan,
 respectively)............................................................................           --  $  1,100,580
Temporary Cash Investments at Value & Cost................................................           --         2,412
Collateral Received from Securities on Loan at Value & Cost...............................           --           395
Affiliated Collateral Received from Securities on Loan at Value & Cost....................           --       199,193
Foreign Currencies at Value...............................................................           --         1,666
Cash......................................................................................           --            16
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................           67            45
  Dividends, Interest and Tax Reclaims....................................................           --         5,741
  Securities Lending Income...............................................................           --           220
  Fund Shares Sold........................................................................           25         1,010
Unrealized Gain on Foreign Currency Contracts.............................................           --             2
Prepaid Expenses and Other Assets.........................................................           11           267
                                                                                           ------------  ------------
   Total Assets...........................................................................      158,030     1,311,547
                                                                                           ------------  ------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................           --       199,588
  Investment Securities/Affiliated Investment Companies...................................
  Purchased...............................................................................           --           933
  Fund Shares Redeemed....................................................................           92           396
  Due to Advisor..........................................................................           51           308
Accrued Expenses and Other Liabilities....................................................           19            98
                                                                                           ------------  ------------
   Total Liabilities......................................................................          162       201,323
                                                                                           ------------  ------------
NET ASSETS................................................................................ $    157,868  $  1,110,224
                                                                                           ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares -- based on net assets of $157,868; $1,110,224; $816,819 and
 $9,275,519 and shares outstanding of 7,806,496; 198,726,765; 91,994,628 and 489,608,697,
 respectively............................................................................. $      20.22  $       5.59
                                                                                           ============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  100,000,000   700,000,000
                                                                                           ============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    116,394  $         --
                                                                                           ------------  ------------
Investments at Cost....................................................................... $         --  $  1,014,462
                                                                                           ============  ============
Foreign Currencies at Cost................................................................ $         --  $      1,616
                                                                                           ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    143,379  $  1,266,359
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....          961       (72,834)
Accumulated Net Realized Gain (Loss)......................................................      (28,061)     (169,545)
Net Unrealized Foreign Exchange Gain (Loss)...............................................           56            76
Net Unrealized Appreciation (Depreciation)................................................       41,533        86,168
                                                                                           ------------  ------------
NET ASSETS................................................................................ $    157,868  $  1,110,224
                                                                                           ============  ============

                                                                                                DFA           DFA
                                                                                              Global     International
                                                                                            Real Estate    Small Cap
                                                                                            Securities       Value
                                                                                             Portfolio     Portfolio
                                                                                           ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................... $    815,127              --
Investments at Value (including $0, $174,537, $0 and $943,209 of securities on loan,
 respectively)............................................................................           --  $    9,184,267
Temporary Cash Investments at Value & Cost................................................        1,244          14,399
Collateral Received from Securities on Loan at Value & Cost...............................           --           1,467
Affiliated Collateral Received from Securities on Loan at Value & Cost....................           --       1,027,360
Foreign Currencies at Value...............................................................           --          48,278
Cash......................................................................................           --              16
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................           --          19,111
  Dividends, Interest and Tax Reclaims....................................................           --          43,980
  Securities Lending Income...............................................................           --           2,006
  Fund Shares Sold........................................................................        1,666           3,746
Unrealized Gain on Foreign Currency Contracts.............................................           --             168
Prepaid Expenses and Other Assets.........................................................           24             122
                                                                                           ------------  --------------
   Total Assets...........................................................................      818,061      10,344,920
                                                                                           ------------  --------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................           --       1,028,827
  Investment Securities/Affiliated Investment Companies...................................
  Purchased...............................................................................          807          31,607
  Fund Shares Redeemed....................................................................          396           3,617
  Due to Advisor..........................................................................           17           4,863
Accrued Expenses and Other Liabilities....................................................           22             487
                                                                                           ------------  --------------
   Total Liabilities......................................................................        1,242       1,069,401
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    816,819  $    9,275,519
                                                                                           ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares -- based on net assets of $157,868; $1,110,224; $816,819 and
 $9,275,519 and shares outstanding of 7,806,496; 198,726,765; 91,994,628 and 489,608,697,
 respectively............................................................................. $       8.88  $        18.94
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................  500,000,000   2,300,000,000
                                                                                           ============  ==============
Investments in Affiliated Investment Companies at Cost.................................... $    583,053  $           --
                                                                                           ------------  --------------
Investments at Cost....................................................................... $         --  $    8,217,071
                                                                                           ============  ==============
Foreign Currencies at Cost................................................................ $         --  $       46,927
                                                                                           ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    612,813  $    7,987,652
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         (134)         49,219
Accumulated Net Realized Gain (Loss)......................................................      (27,934)        268,947
Net Unrealized Foreign Exchange Gain (Loss)...............................................           --           1,154
Net Unrealized Appreciation (Depreciation)................................................      232,074         968,547
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    816,819  $    9,275,519
                                                                                           ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                  International
                                                                                                     Vector       World ex
                                                                                                     Equity      U.S. Value
                                                                                                    Portfolio    Portfolio
                                                                                                  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......................................... $         --  $     43,108
Investments at Value (including $73,942, $0 and $0 of securities on loan, respectively)..........      477,436            --
Temporary Cash Investments at Value & Cost.......................................................        2,801           107
Collateral Received from Securities on Loan at Value & Cost......................................        1,971            --
Affiliated Collateral Received from Securities on Loan at Value & Cost...........................       79,087            --
Foreign Currencies at Value......................................................................        1,331            --
Cash.............................................................................................           15            16
Receivables:.....................................................................................
  Investment Securities/Affiliated Investment Companies Sold.....................................           97            --
  Dividends, Interest and Tax Reclaims...........................................................        2,096            --
  Securities Lending Income......................................................................          134            --
  Fund Shares Sold...............................................................................          480           199
Unrealized Gain on Foreign Currency Contracts....................................................            2            --
Prepaid Expenses and Other Assets................................................................           11            25
Deferred Offering Costs..........................................................................           --             7
                                                                                                  ------------  ------------
   Total Assets..................................................................................      565,461        43,462
                                                                                                  ------------  ------------
LIABILITIES:
Payables:........................................................................................
  Upon Return of Securities Loaned...............................................................       81,058            --
  Investment Securities/Affiliated Investment Companies Purchased................................        2,561            73
  Fund Shares Redeemed...........................................................................          129            --
  Due to Advisor.................................................................................          173             3
Accrued Expenses and Other Liabilities...........................................................           11             5
                                                                                                  ------------  ------------
   Total Liabilities.............................................................................       83,932            81
                                                                                                  ------------  ------------
NET ASSETS....................................................................................... $    481,529  $     43,381
                                                                                                  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $481,529; $43,381 and $2,574,363 and shares
 outstanding of 40,698,238; 3,406,642 and 79,539,745, respectively............................... $      11.83  $      12.73
                                                                                                  ============  ============
NUMBER OF SHARES AUTHORIZED......................................................................  500,000,000   100,000,000
                                                                                                  ============  ============
Investments in Affiliated Investment Companies at Cost........................................... $         --  $     35,669
                                                                                                  ------------  ------------
Investments at Cost.............................................................................. $    340,819  $         --
                                                                                                  ============  ============
Foreign Currencies at Cost....................................................................... $      1,300  $         --
                                                                                                  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $    335,390  $     35,392
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........        2,354           223
Accumulated Net Realized Gain (Loss).............................................................        7,088           335
Deferred Thailand Capital Gains Tax..............................................................           --            (7)
Net Unrealized Foreign Exchange Gain (Loss)......................................................           49            (1)
Net Unrealized Appreciation (Depreciation).......................................................      136,648         7,439
                                                                                                  ------------  ------------
NET ASSETS....................................................................................... $    481,529  $     43,381
                                                                                                  ============  ============

                                                                                                    Emerging
                                                                                                     Markets
                                                                                                    Portfolio
                                                                                                  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......................................... $  2,575,286
Investments at Value (including $73,942, $0 and $0 of securities on loan, respectively)..........           --
Temporary Cash Investments at Value & Cost.......................................................           --
Collateral Received from Securities on Loan at Value & Cost......................................           --
Affiliated Collateral Received from Securities on Loan at Value & Cost...........................           --
Foreign Currencies at Value......................................................................           --
Cash.............................................................................................           --
Receivables:.....................................................................................
  Investment Securities/Affiliated Investment Companies Sold.....................................           --
  Dividends, Interest and Tax Reclaims...........................................................           --
  Securities Lending Income......................................................................           --
  Fund Shares Sold...............................................................................        2,146
Unrealized Gain on Foreign Currency Contracts....................................................           --
Prepaid Expenses and Other Assets................................................................           25
Deferred Offering Costs..........................................................................           --
                                                                                                  ------------
   Total Assets..................................................................................    2,577,457
                                                                                                  ------------
LIABILITIES:
Payables:........................................................................................
  Upon Return of Securities Loaned...............................................................           --
  Investment Securities/Affiliated Investment Companies Purchased................................        1,007
  Fund Shares Redeemed...........................................................................        1,139
  Due to Advisor.................................................................................          842
Accrued Expenses and Other Liabilities...........................................................          106
                                                                                                  ------------
   Total Liabilities.............................................................................        3,094
                                                                                                  ------------
NET ASSETS....................................................................................... $  2,574,363
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $481,529; $43,381 and $2,574,363 and shares
 outstanding of 40,698,238; 3,406,642 and 79,539,745, respectively............................... $      32.37
                                                                                                  ============
NUMBER OF SHARES AUTHORIZED......................................................................  500,000,000
                                                                                                  ============
Investments in Affiliated Investment Companies at Cost........................................... $  1,178,839
                                                                                                  ------------
Investments at Cost.............................................................................. $         --
                                                                                                  ============
Foreign Currencies at Cost....................................................................... $         --
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $  1,047,522
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........        7,859
Accumulated Net Realized Gain (Loss).............................................................      127,169
Deferred Thailand Capital Gains Tax..............................................................       (4,691)
Net Unrealized Foreign Exchange Gain (Loss)......................................................           57
Net Unrealized Appreciation (Depreciation).......................................................    1,396,447
                                                                                                  ------------
NET ASSETS....................................................................................... $  2,574,363
                                                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                   Emerging       Emerging
                                                                                                    Markets        Markets
                                                                                                   Small Cap        Value
                                                                                                   Portfolio      Portfolio
                                                                                                 ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value......................................... $  2,135,949  $   15,403,054
Investments at Value (including $0, $0 and $442,358 of securities on loan, respectively)........           --              --
Temporary Cash Investments at Value & Cost......................................................           --              --
Collateral Received from Securities on Loan at Value & Cost.....................................           --              --
Affiliated Collateral Received from Securities on Loan at Value & Cost..........................           --              --
Foreign Currencies at Value.....................................................................           --              --
Cash............................................................................................           --              --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold....................................           --              --
  Dividends, Interest and Tax Reclaims..........................................................           --              --
  Securities Lending Income.....................................................................           --              --
  Fund Shares Sold..............................................................................        1,733          20,913
Unrealized Gain on Foreign Currency Contracts...................................................           --              --
Prepaid Expenses and Other Assets...............................................................           36             130
                                                                                                 ------------  --------------
   Total Assets.................................................................................    2,137,718      15,424,097
                                                                                                 ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................................................           --              --
  Investment Securities/Affiliated Investment Companies Purchased...............................          860          18,440
  Fund Shares Redeemed..........................................................................          873           2,473
  Due to Advisor................................................................................          786           4,997
Deferred Thailand Capital Gains Tax.............................................................           --              --
Accrued Expenses and Other Liabilities..........................................................           60             429
                                                                                                 ------------  --------------
   Total Liabilities............................................................................        2,579          26,339
                                                                                                 ------------  --------------
NET ASSETS                                                                                       $  2,135,139  $   15,397,758
                                                                                                 ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $45,012 and $0 and shares outstanding of 0;
 1,193,853 and 0, respectively..................................................................          N/A  $        37.70
                                                                                                 ============  ==============
NUMBER OF SHARES AUTHORIZED.....................................................................          N/A     100,000,000
                                                                                                 ============  ==============
Institutional Class Shares -- based on net assets of $2,135,139; $15,352,746 and $5,410,193 and
 shares outstanding of 85,966,761; 407,030,979 and 233,522,337, respectively                     $      24.84  $        37.72
                                                                                                 ============  ==============
NUMBER OF SHARES AUTHORIZED.....................................................................  500,000,000   1,500,000,000
                                                                                                 ============  ==============
Investments in Affiliated Investment Companies at Cost.......................................... $  1,438,989  $   11,251,655
                                                                                                 ------------  --------------
Investments at Cost............................................................................. $         --  $           --
                                                                                                 ============  ==============
Foreign Currencies at Cost...................................................................... $         --  $           --
                                                                                                 ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................................. $  1,362,549  $   11,064,980
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)                  5,803          27,637
Accumulated Net Realized Gain (Loss)............................................................       73,718         175,841
Deferred Thailand Capital Gains Tax.............................................................       (3,961)        (22,443)
Net Unrealized Foreign Exchange Gain (Loss).....................................................           70             344
Net Unrealized Appreciation (Depreciation)......................................................      696,960       4,151,399
                                                                                                 ------------  --------------
NET ASSETS                                                                                       $  2,135,139  $   15,397,758
                                                                                                 ============  ==============

                                                                                                    Emerging
                                                                                                     Markets
                                                                                                   Core Equity
                                                                                                    Portfolio
                                                                                                 --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.........................................             --
Investments at Value (including $0, $0 and $442,358 of securities on loan, respectively)........ $    5,384,388
Temporary Cash Investments at Value & Cost......................................................         17,934
Collateral Received from Securities on Loan at Value & Cost.....................................            658
Affiliated Collateral Received from Securities on Loan at Value & Cost..........................        469,495
Foreign Currencies at Value.....................................................................          3,794
Cash............................................................................................         11,206
Receivables:
  Investment Securities/Affiliated Investment Companies Sold....................................             87
  Dividends, Interest and Tax Reclaims..........................................................         13,348
  Securities Lending Income.....................................................................            524
  Fund Shares Sold..............................................................................          6,242
Unrealized Gain on Foreign Currency Contracts...................................................              7
Prepaid Expenses and Other Assets...............................................................             92
                                                                                                 --------------
   Total Assets.................................................................................      5,907,775
                                                                                                 --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................................................        470,153
  Investment Securities/Affiliated Investment Companies Purchased...............................         14,326
  Fund Shares Redeemed..........................................................................          2,825
  Due to Advisor................................................................................          2,401
Deferred Thailand Capital Gains Tax.............................................................          7,576
Accrued Expenses and Other Liabilities..........................................................            301
                                                                                                 --------------
   Total Liabilities............................................................................        497,582
                                                                                                 --------------
NET ASSETS                                                                                       $    5,410,193
                                                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $45,012 and $0 and shares outstanding of 0;
 1,193,853 and 0, respectively..................................................................            N/A
                                                                                                 ==============
NUMBER OF SHARES AUTHORIZED.....................................................................            N/A
                                                                                                 ==============
Institutional Class Shares -- based on net assets of $2,135,139; $15,352,746 and $5,410,193 and
 shares outstanding of 85,966,761; 407,030,979 and 233,522,337, respectively                     $        23.17
                                                                                                 ==============
NUMBER OF SHARES AUTHORIZED.....................................................................  1,000,000,000
                                                                                                 ==============
Investments in Affiliated Investment Companies at Cost.......................................... $           --
                                                                                                 --------------
Investments at Cost............................................................................. $    3,738,884
                                                                                                 ==============
Foreign Currencies at Cost...................................................................... $        3,758
                                                                                                 ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................................. $    3,809,933
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)                   16,003
Accumulated Net Realized Gain (Loss)............................................................        (53,903)
Deferred Thailand Capital Gains Tax.............................................................         (7,576)
Net Unrealized Foreign Exchange Gain (Loss).....................................................            196
Net Unrealized Appreciation (Depreciation)......................................................      1,645,540
                                                                                                 --------------
NET ASSETS                                                                                       $    5,410,193
                                                                                                 ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                         Enhanced     U.S.       U.S.      U.S.
                                                        U.S. Large Large Cap   Targeted  Small Cap
                                                         Company     Value       Value     Value
                                                        Portfolio  Portfolio*  Portfolio Portfolio
                                                        ---------- ----------  --------- ----------
Investment Income
 Dividends.............................................  $    53   $   62,551  $ 12,857  $   37,356
 Interest..............................................      874           11         8          15
 Income from Securities Lending........................       --        2,287     1,122       4,142
 Expenses Allocated from Affiliated Investment Company.       --       (4,245)       --          --
                                                         -------   ----------  --------  ----------
     Total Investment Income...........................      927       60,604    13,987      41,513
                                                         -------   ----------  --------  ----------
Expenses
 Investment Advisory Services Fees.....................       42           --     1,351       7,430
 Administrative Services Fees..........................      125        5,541     3,377      11,145
 Accounting & Transfer Agent Fees......................       19           50       152         398
 S&P 500(R) Fees.......................................        3           --        --          --
 Shareholder Servicing Fees --.........................
   Class R1 Shares.....................................       --           --        24          --
   Class R2 Shares.....................................       --           --        10          --
 Custodian Fees........................................        7           --        28          59
 Filing Fees...........................................       16           63        56          25
 Shareholders' Reports.................................        3           96        48          92
 Directors'/Trustees' Fees & Expenses..................        1           46        15          46
 Professional Fees.....................................        2           45        28          87
 Other.................................................        3           29        15          47
                                                         -------   ----------  --------  ----------
     Total Expenses....................................      221        5,870     5,104      19,329
                                                         -------   ----------  --------  ----------
 Net Investment Income (Loss)..........................      706       54,734     8,883      22,184
                                                         -------   ----------  --------  ----------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:..........................
   Investment Securities Sold..........................      176      222,001    94,913     203,550
   Futures.............................................   28,921       (9,927)        9          --
   Foreign Currency Transactions.......................     (791)          --        --          --
 Change in Unrealized Appreciation.....................
   (Depreciation) of:..................................
   Investment Securities...............................    2,424    1,166,305   468,304   1,430,498
   Futures.............................................   (4,985)          --        --          --
   Translation of Foreign Currency Denominated Amounts.   (1,179)          --        --          --
                                                         -------   ----------  --------  ----------
 Net Realized and Unrealized Gain (Loss)...............   24,566    1,378,379   563,226   1,634,048
                                                         -------   ----------  --------  ----------
Net Increase (Decrease) in Net Assets Resulting from
  Operations...........................................  $25,272   $1,433,113  $572,109  $1,656,232
                                                         =======   ==========  ========  ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                   U.S.      U.S.       U.S.      U.S.
                                                                   Core      Core      Vector     Small
                                                                 Equity 1  Equity 2    Equity      Cap
                                                                 Portfolio Portfolio  Portfolio Portfolio
                                                                 --------- ---------- --------- ---------
Investment Income
 Dividends...................................................... $ 26,563  $   42,188 $ 11,870  $ 21,210
 Interest.......................................................       11          13        5        13
 Income from Securities Lending.................................      699       1,655      665     3,630
                                                                 --------  ---------- --------  --------
     Total Investment Income....................................   27,273      43,856   12,540    24,853
                                                                 --------  ---------- --------  --------
Expenses
 Investment Advisory Services Fees..............................    2,846       5,635    2,717       602
 Administrative Services Fees...................................       --          --       --     6,421
 Accounting & Transfer Agent Fees...............................      183         302      104       218
 Custodian Fees.................................................       36          44       24        48
 Filing Fees....................................................       61          61       23        37
 Shareholders' Reports..........................................       22          48       22        45
 Directors'/Trustees' Fees & Expenses...........................       19          33       10        22
 Professional Fees..............................................       38          60       19        46
 Other..........................................................       18          32       12        24
                                                                 --------  ---------- --------  --------
     Total Expenses.............................................    3,223       6,215    2,931     7,463
                                                                 --------  ---------- --------  --------
 Net Investment Income (Loss)...................................   24,050      37,641    9,609    17,390
                                                                 --------  ---------- --------  --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................   11,682      37,688   21,681   126,594
   Futures......................................................       --          --       --       930
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities........................................  553,180     979,420  335,386   738,366
                                                                 --------  ---------- --------  --------
 Net Realized and Unrealized Gain (Loss)........................  564,862   1,017,108  357,067   865,890
                                                                 --------  ---------- --------  --------
Net Increase (Decrease) in Net Assets Resulting from Operations. $588,912  $1,054,749 $366,676  $883,280
                                                                 ========  ========== ========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                   U.S.        DFA
                                                                   Micro   Real Estate   Large Cap   International
                                                                    Cap    Securities  International  Core Equity
                                                                 Portfolio  Portfolio    Portfolio     Portfolio
                                                                 --------- ----------- ------------- -------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $1, $0, $2,251 and
   $6,016, respectively)........................................ $ 19,182   $ 23,715     $ 26,697      $ 76,089
 Interest.......................................................        8          8            5            19
 Income from Securities Lending.................................    2,953        461        1,181         4,690
                                                                 --------   --------     --------      --------
     Total Investment Income....................................   22,143     24,184       27,883        80,798
                                                                 --------   --------     --------      --------
Expenses
 Investment Advisory Services Fees..............................    1,764      4,222        2,164         9,409
 Administrative Services Fees...................................    7,056         --           --            --
 Accounting & Transfer Agent Fees...............................      195        157          103           291
 Custodian Fees.................................................       34         14          150           522
 Filing Fees....................................................       19         32           15            58
 Shareholders' Reports..........................................       48         55           38            55
 Directors'/Trustees' Fees & Expenses...........................       22         18           11            31
 Professional Fees..............................................       43         32           24            61
 Other..........................................................       27         17           21            60
                                                                 --------   --------     --------      --------
     Total Expenses.............................................    9,208      4,547        2,526        10,487
                                                                 --------   --------     --------      --------
 Net Investment Income (Loss)...................................   12,935     19,637       25,357        70,311
                                                                 --------   --------     --------      --------
Realized and Unrealized Gain (Loss)
 Capital Gain Distributions Received from Investment Securities.       --      7,319           --            --
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................  109,951    (16,475)      (1,912)       17,177
   Foreign Currency Transactions................................       --         --          231           143
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities and Foreign Currency...................  623,901    412,942      198,433       696,997
   Translation of Foreign Currency Denominated Amounts..........       --         --           54           205
                                                                 --------   --------     --------      --------
 Net Realized and Unrealized Gain (Loss)........................  733,852    403,786      196,806       714,522
                                                                 --------   --------     --------      --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations.................................................... $746,787   $423,423     $222,163      $784,833
                                                                 ========   ========     ========      ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)


                                                                                        International  Japanese  Asia Pacific
                                                                                            Small       Small       Small
                                                                                           Company     Company     Company
                                                                                         Portfolio*   Portfolio*  Portfolio*
                                                                                        ------------- ---------- ------------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies:.................
  Dividends (Net of Foreign Taxes Withheld of $5,774, $136, $63, and $0, respectively).  $   69,613    $ 1,805     $ 2,174
  Interest.............................................................................          18          1          --
  Income from Securities Lending.......................................................       7,048         99         187
  Expenses Allocated from Affiliated Investment Companies .............................      (4,242)       (92)       (116)
                                                                                         ----------    -------     -------
    Total Net Investment Income Received from Affiliated Investment Companies..........      72,437      1,813       2,245
                                                                                         ----------    -------     -------
Fund Investment Income
  Interest.............................................................................           9         --          --
                                                                                         ----------    -------     -------
    Total Fund Investment Income.......................................................           9         --          --
                                                                                         ----------    -------     -------
Fund Expenses
  Administrative Services Fees.........................................................      12,321        274         296
  Accounting & Transfer Agent Fees.....................................................          42          7           7
  Filing Fees..........................................................................          42          9          11
  Shareholders' Reports................................................................          72          1           2
  Directors'/Trustees' Fees & Expenses.................................................          35          1           1
  Professional Fees....................................................................          34          2           2
  Other................................................................................          20          2           3
                                                                                         ----------    -------     -------
    Total Expenses.....................................................................      12,566        296         322
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)....................................................................          --         --          --
                                                                                         ----------    -------     -------
  Net Expenses.........................................................................      12,566        296         322
                                                                                         ----------    -------     -------
  Net Investment Income (Loss).........................................................      59,880      1,517       1,923
                                                                                         ----------    -------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:.........................................................
   Investment Securities Sold..........................................................     114,761     (4,303)      5,308
   Futures.............................................................................        (271)        --          --
   Foreign Currency Transactions.......................................................         551        (25)         34
  Change in Unrealized Appreciation (Depreciation) of:.................................
   Investment Securities and Foreign Currency..........................................     832,723     17,018      11,477
   Translation of Foreign Currency Denominated Amounts ................................         152        (10)          7
                                                                                         ----------    -------     -------
  Net Realized and Unrealized Gain (Loss)..............................................     947,916     12,680      16,826
                                                                                         ----------    -------     -------
Net Increase (Decrease) in Net Assets Resulting from Operations........................  $1,007,796    $14,197     $18,749
                                                                                         ==========    =======     =======

                                                                                          United
                                                                                         Kingdom
                                                                                          Small
                                                                                         Company
                                                                                        Portfolio*
                                                                                        ----------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies:.................
  Dividends (Net of Foreign Taxes Withheld of $5,774, $136, $63, and $0, respectively).   $  508
  Interest.............................................................................       --
  Income from Securities Lending.......................................................        5
  Expenses Allocated from Affiliated Investment Companies .............................      (22)
                                                                                          ------
    Total Net Investment Income Received from Affiliated Investment Companies..........      491
                                                                                          ------
Fund Investment Income
  Interest.............................................................................       --
                                                                                          ------
    Total Fund Investment Income.......................................................       --
                                                                                          ------
Fund Expenses
  Administrative Services Fees.........................................................       71
  Accounting & Transfer Agent Fees.....................................................        7
  Filing Fees..........................................................................        8
  Shareholders' Reports................................................................        1
  Directors'/Trustees' Fees & Expenses.................................................       --
  Professional Fees....................................................................        1
  Other................................................................................        1
                                                                                          ------
    Total Expenses.....................................................................       89
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)....................................................................       (6)
                                                                                          ------
  Net Expenses.........................................................................       83
                                                                                          ------
  Net Investment Income (Loss).........................................................      408
                                                                                          ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:.........................................................
   Investment Securities Sold..........................................................      444
   Futures.............................................................................       --
   Foreign Currency Transactions.......................................................        6
  Change in Unrealized Appreciation (Depreciation) of:.................................
   Investment Securities and Foreign Currency..........................................    4,994
   Translation of Foreign Currency Denominated Amounts ................................        5
                                                                                          ------
  Net Realized and Unrealized Gain (Loss)..............................................    5,449
                                                                                          ------
Net Increase (Decrease) in Net Assets Resulting from Operations........................   $5,857
                                                                                          ======

---------
*Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                   DFA
                                                                                  Continental International DFA Global
                                                                                     Small     Real Estate  Real Estate
                                                                                    Company    Securities   Securities
                                                                                  Portfolio*    Portfolio    Portfolio
                                                                                  ----------- ------------- -----------
Investment Income................................................................
  Net Investment Income Received from Affiliated Investment Companies:...........
  Dividends (Net of Foreign Taxes Withheld of $194, $0, $0 and $0, respectively).   $ 1,239           --           --
  Income Distributions Received from Affiliated Investment Company...............        --           --      $36,425
  Interest.......................................................................         1           --           --
  Income from Securities Lending.................................................       231           --           --
  Expenses Allocated from Affiliated Investment Company..........................       (98)          --           --
                                                                                    -------     --------      -------
    Total Net Investment Income Received from Affiliated Investment Companies....     1,373           --       36,425
                                                                                    -------     --------      -------
Fund Investment Income...........................................................
  Dividends (Net of Foreign Taxes Withheld of $0, $1,913, $0 and $7,543,
   respectively).................................................................        --     $ 38,416           --
  Interest.......................................................................        --            4            1
  Income from Securities Lending.................................................        --          629           --
                                                                                    -------     --------      -------
    Total Fund Investment Income.................................................        --       39,049            1
                                                                                    -------     --------      -------
Fund Expenses....................................................................
  Investment Advisory Services Fees..............................................        --        1,692        1,215
  Administrative Services Fees...................................................       276           --           --
  Accounting & Transfer Agent Fees...............................................         7           63           10
  Custodian Fees.................................................................        --           91           --
  Filing Fees....................................................................         8           25           15
  Shareholders' Reports..........................................................         2           25            9
  Directors'/Trustees' Fees & Expenses...........................................         1            6            4
  Professional Fees..............................................................         2           14            6
  Other..........................................................................         2           87            6
                                                                                    -------     --------      -------
    Total Expenses...............................................................       298        2,003        1,265
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)..............................................................        --           --       (1,117)
                                                                                    -------     --------      -------
  Net Expenses...................................................................       298        2,003          148
                                                                                    -------     --------      -------
  Net Investment Income (Loss)...................................................     1,075       37,046       36,278
                                                                                    -------     --------      -------
Realized and Unrealized Gain (Loss)..............................................
  Net Realized Gain (Loss) on:...................................................
   Investment Securities Sold....................................................     1,452      (66,439)      (4,507)
   Futures.......................................................................       (16)          --           --
   Foreign Currency Transactions.................................................        19           90           --
  Change in Unrealized Appreciation (Depreciation) of:...........................
   Investment Securities and Foreign Currency....................................    23,688      155,357       65,666
   Translation of Foreign Currency Denominated Amounts...........................         9          (15)          --
                                                                                    -------     --------      -------
  Net Realized and Unrealized Gain (Loss)........................................    25,152       88,993       61,159
                                                                                    -------     --------      -------
Net Increase (Decrease) in Net Assets Resulting from Operations..................   $26,227     $126,039      $97,437
                                                                                    =======     ========      =======

                                                                                       DFA
                                                                                  International
                                                                                    Small Cap
                                                                                      Value
                                                                                    Portfolio
                                                                                  -------------
Investment Income................................................................
  Net Investment Income Received from Affiliated Investment Companies:...........
  Dividends (Net of Foreign Taxes Withheld of $194, $0, $0 and $0, respectively).          --
  Income Distributions Received from Affiliated Investment Company...............          --
  Interest.......................................................................          --
  Income from Securities Lending.................................................          --
  Expenses Allocated from Affiliated Investment Company..........................          --
                                                                                   ----------
    Total Net Investment Income Received from Affiliated Investment Companies....          --
                                                                                   ----------
Fund Investment Income...........................................................
  Dividends (Net of Foreign Taxes Withheld of $0, $1,913, $0 and $7,543,
   respectively).................................................................  $   93,595
  Interest.......................................................................          17
  Income from Securities Lending.................................................       6,636
                                                                                   ----------
    Total Fund Investment Income.................................................     100,248
                                                                                   ----------
Fund Expenses....................................................................
  Investment Advisory Services Fees..............................................      27,431
  Administrative Services Fees...................................................          --
  Accounting & Transfer Agent Fees...............................................         452
  Custodian Fees.................................................................         957
  Filing Fees....................................................................          56
  Shareholders' Reports..........................................................         105
  Directors'/Trustees' Fees & Expenses...........................................          52
  Professional Fees..............................................................         105
  Other..........................................................................          97
                                                                                   ----------
    Total Expenses...............................................................      29,255
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)..............................................................          --
                                                                                   ----------
  Net Expenses...................................................................      29,255
                                                                                   ----------
  Net Investment Income (Loss)...................................................      70,993
                                                                                   ----------
Realized and Unrealized Gain (Loss)..............................................
  Net Realized Gain (Loss) on:...................................................
   Investment Securities Sold....................................................     267,626
   Futures.......................................................................          --
   Foreign Currency Transactions.................................................       2,222
  Change in Unrealized Appreciation (Depreciation) of:...........................
   Investment Securities and Foreign Currency....................................   1,217,712
   Translation of Foreign Currency Denominated Amounts...........................         468
                                                                                   ----------
  Net Realized and Unrealized Gain (Loss)........................................   1,488,028
                                                                                   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..................  $1,559,021
                                                                                   ==========

--------
*Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                 International
                                                                                                    Vector       World ex
                                                                                                    Equity      U.S. Value
                                                                                                   Portfolio   Portfolio***
                                                                                                 ------------- ------------
Investment Income...............................................................................
  Net Investment Income Received from Affiliated Investment Companies:..........................
  Dividends (Net of Foreign Taxes Withheld of $0, $35 and $1,710, respectively).................         --       $  436
  Income Distributions Received from Affiliated Investment Companies............................         --           21
  Interest......................................................................................         --           --
  Income from Securities Lending................................................................         --           22
  Expenses Allocated from Affiliated Investment Companies.......................................         --          (35)
                                                                                                    -------       ------
    Total Investment Income.....................................................................         --          444
                                                                                                    -------       ------
Fund Investment Income..........................................................................
  Dividends (Net of Foreign Taxes Withheld of $404, $0 and $0, respectively)....................    $ 5,474           --
  Interest......................................................................................          2           --
  Income from Securities Lending................................................................        387           --
                                                                                                    -------       ------
    Total Fund Investment Income................................................................      5,863           --
                                                                                                    -------       ------
Fund Expenses...................................................................................
  Investment Advisory Services Fees.............................................................        942           85
  Administrative Services Fees..................................................................         --           --
  Accounting & Transfer Agent Fees..............................................................         34            6
  Custodian Fees................................................................................         92           --
  Filing Fees...................................................................................         14            7
  Shareholders' Reports.........................................................................          4            1
  Directors'/Trustees' Fees & Expenses..........................................................          2           --
  Audit Fees....................................................................................          2            3
  Legal Fees....................................................................................          3            4
  Organizational & Offering Costs...............................................................         --           10
  Other.........................................................................................          6           --
                                                                                                    -------       ------
    Total Expenses..............................................................................      1,099          116
                                                                                                    -------       ------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C).         --          (55)
                                                                                                    -------       ------
  Net Expenses..................................................................................      1,099           61
                                                                                                    -------       ------
  Net Investment Income (Loss)..................................................................      4,764          383
                                                                                                    -------       ------
Realized and Unrealized Gain (Loss).............................................................
  Capital Gain Distributions Received from Affiliated Investment Companies......................         --           48
  Net Realized Gain (Loss) on:..................................................................
   Investment Securities Sold...................................................................      7,432          286
   Foreign Currency Transactions**..............................................................         96            3
  Change in Unrealized Appreciation (Depreciation) of:..........................................
   Investment Securities and Foreign Currency...................................................     53,317        4,037
   Translation of Foreign Currency Denominated Amounts..........................................         18            2
  Change in Deferred Thailand Capital Gains Tax.................................................         --           (4)
                                                                                                    -------       ------
  Net Realized and Unrealized Gain (Loss).......................................................     60,863        4,372
                                                                                                    -------       ------
Net Increase (Decrease) in Net Assets Resulting from Operations.................................    $65,627       $4,755
                                                                                                    =======       ======

                                                                                                  Emerging
                                                                                                  Markets
                                                                                                 Portfolio*
                                                                                                 ----------
Investment Income...............................................................................
  Net Investment Income Received from Affiliated Investment Companies:..........................
  Dividends (Net of Foreign Taxes Withheld of $0, $35 and $1,710, respectively).................  $ 21,526
  Income Distributions Received from Affiliated Investment Companies............................        --
  Interest......................................................................................         7
  Income from Securities Lending................................................................     1,253
  Expenses Allocated from Affiliated Investment Companies.......................................    (2,287)
                                                                                                  --------
    Total Investment Income.....................................................................    20,499
                                                                                                  --------
Fund Investment Income..........................................................................
  Dividends (Net of Foreign Taxes Withheld of $404, $0 and $0, respectively)....................        --
  Interest......................................................................................        --
  Income from Securities Lending................................................................        --
                                                                                                  --------
    Total Fund Investment Income................................................................        --
                                                                                                  --------
Fund Expenses...................................................................................
  Investment Advisory Services Fees.............................................................        --
  Administrative Services Fees..................................................................     4,852
  Accounting & Transfer Agent Fees..............................................................        21
  Custodian Fees................................................................................        --
  Filing Fees...................................................................................        21
  Shareholders' Reports.........................................................................        47
  Directors'/Trustees' Fees & Expenses..........................................................        15
  Audit Fees....................................................................................         3
  Legal Fees....................................................................................        13
  Organizational & Offering Costs...............................................................        --
  Other.........................................................................................        10
                                                                                                  --------
    Total Expenses..............................................................................     4,982
                                                                                                  --------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C).        --
                                                                                                  --------
  Net Expenses..................................................................................     4,982
                                                                                                  --------
  Net Investment Income (Loss)..................................................................    15,517
                                                                                                  --------
Realized and Unrealized Gain (Loss).............................................................
  Capital Gain Distributions Received from Affiliated Investment Companies......................        --
  Net Realized Gain (Loss) on:..................................................................
   Investment Securities Sold...................................................................   126,905
   Foreign Currency Transactions**..............................................................       344
  Change in Unrealized Appreciation (Depreciation) of:..........................................
   Investment Securities and Foreign Currency...................................................   123,764
   Translation of Foreign Currency Denominated Amounts..........................................        (1)
  Change in Deferred Thailand Capital Gains Tax.................................................      (476)
                                                                                                  --------
  Net Realized and Unrealized Gain (Loss).......................................................   250,536
                                                                                                  --------
Net Increase (Decrease) in Net Assets Resulting from Operations.................................  $266,053
                                                                                                  ========

--------
 * Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $0, $0, and $199, respectively. ***Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment
   Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                          Emerging   Emerging    Emerging
                                                                          Markets    Markets      Markets
                                                                         Small Cap    Value     Core Equity
                                                                         Portfolio* Portfolio*   Portfolio
                                                                         ---------- ----------  -----------
Investment Income.......................................................
 Dividends (Net of Foreign Taxes Withheld of $1,309, $8,028 and $3,619,
   respectively)........................................................  $ 16,061  $   93,343   $ 40,258
 Interest...............................................................         9          53         20
 Income from Securities Lending.........................................     1,709       4,293      2,323
 Expenses Allocated from Affiliated Investment Companies................    (2,803)    (11,971)        --
                                                                          --------  ----------   --------
     Total Investment Income............................................    14,976      85,718     42,601
                                                                          --------  ----------   --------
Expenses
 Investment Advisory Services Fees......................................        --          --     12,779
 Administrative Services Fees...........................................     4,304      26,473         --
 Accounting & Transfer Agent Fees.......................................        18          83        253
 Shareholder Servicing Fees -- Class R2 Shares..........................        --          51         --
 Custodian Fees.........................................................        --          --      1,681
 Filing Fees............................................................        30         183         80
 Shareholders' Reports..................................................        21          96         60
 Directors'/Trustees' Fees & Expenses...................................        11          69         24
 Professional Fees......................................................        10          62         64
 Other..................................................................         6          34         40
                                                                          --------  ----------   --------
     Total Expenses.....................................................     4,400      27,051     14,981
                                                                          --------  ----------   --------
 Net Investment Income (Loss)...........................................    10,576      58,667     27,620
                                                                          --------  ----------   --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...........................................
   Investment Securities Sold...........................................    74,460     187,988      3,271
   Foreign Currency Transactions**......................................      (266)     (1,476)    (2,186)
 Change in Unrealized Appreciation (Depreciation) of:...................
   Investment Securities and Foreign Currency...........................    43,846   1,005,623    407,434
   Translation of Foreign Currency Denominated Amounts..................        67         223        139
 Change in Deferred Thailand Capital Gains Tax..........................      (428)     (6,364)    (1,611)
                                                                          --------  ----------   --------
 Net Realized and Unrealized Gain (Loss)................................   117,679   1,185,994    407,047
                                                                          --------  ----------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations           $128,255  $1,244,661   $434,667
                                                                          ========  ==========   ========

--------
 * Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $163, $669 and $1,842, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                      Enhanced               U.S. Large
                                                                 U.S. Large Company           Cap Value
                                                                      Portfolio               Portfolio
                                                                --------------------  ------------------------
                                                                Six Months    Year    Six Months       Year
                                                                   Ended     Ended       Ended        Ended
                                                                 April 30,  Oct. 31,   April 30,     Oct. 31,
                                                                   2011       2010       2011          2010
                                                                ----------- --------  -----------  -----------
                                                                (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                   $    706   $  1,547  $    54,734  $   120,445
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                         176      1,013      222,001      498,315
   Futures                                                         28,921     15,127       (9,927)          --
   Foreign Currency Transactions                                     (791)       (51)          --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                            2,424        143    1,166,305      533,400
   Futures                                                         (4,985)     8,702           --           --
   Translation of Foreign Currency Denominated Amounts             (1,179)      (171)          --           --
                                                                 --------   --------  -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    25,272     26,310    1,433,113    1,152,160
                                                                 --------   --------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares                                                     --         --           --           --
   Class R2 Shares                                                     --         --           --           --
   Institutional Class Shares                                        (270)    (1,589)     (59,199)    (116,599)
  Net Long-Term Gains:
   Class R1 Shares                                                     --         --           --           --
   Class R2 Shares                                                     --         --           --           --
   Institutional Class Shares                                          --         --           --           --
                                                                 --------   --------  -----------  -----------
    Total Distributions                                              (270)    (1,589)     (59,199)    (116,599)
                                                                 --------   --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued                                                    11,775     15,684    1,005,771    1,304,022
  Shares Issued in Lieu of Cash Distributions                         259      1,525       55,585      108,979
  Shares Redeemed                                                 (21,776)   (49,431)  (1,223,772)  (1,391,178)
                                                                 --------   --------  -----------  -----------
    Net Increase (Decrease) from Capital Share Transactions        (9,742)   (32,222)    (162,416)      21,823
                                                                 --------   --------  -----------  -----------
    Total Increase (Decrease) in Net Assets                        15,260     (7,501)   1,211,498    1,057,384
Net Assets
  Beginning of Period                                             157,730    165,231    6,921,036    5,863,652
                                                                 --------   --------  -----------  -----------
  End of Period                                                  $172,990   $157,730  $ 8,132,534  $ 6,921,036
                                                                 ========   ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     1,449      2,221       48,311       74,182
  Shares Issued in Lieu of Cash Distributions                          33        224        2,749        6,369
  Shares Redeemed                                                  (2,666)    (6,983)     (61,685)     (79,010)
  Shares Reduced by Reverse Stock Split (Note G)                       --         --           --           --
                                                                 --------   --------  -----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                      (1,184)    (4,538)     (10,625)       1,541
                                                                 ========   ========  ===========  ===========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                                $    664   $    228  $    12,921  $    17,386

                                                                     U.S. Targeted
                                                                    Value Portfolio
                                                                ----------------------
                                                                Six Months     Year
                                                                   Ended      Ended
                                                                 April 30,   Oct. 31,
                                                                   2011        2010
                                                                ----------- ----------
                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                  $    8,883  $   13,743
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                       94,913      87,567
   Futures                                                               9        (256)
   Foreign Currency Transactions                                        --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                           468,304     298,035
   Futures                                                              --          --
   Translation of Foreign Currency Denominated Amounts                  --          --
                                                                ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    572,109     399,089
                                                                ----------  ----------
Distributions From:
  Net Investment Income:
   Class R1 Shares                                                    (152)       (312)
   Class R2 Shares                                                     (20)        (29)
   Institutional Class Shares                                       (8,884)    (12,213)
  Net Long-Term Gains:
   Class R1 Shares                                                     (87)         --
   Class R2 Shares                                                     (14)         --
   Institutional Class Shares                                       (4,668)         --
                                                                ----------  ----------
    Total Distributions                                            (13,825)    (12,554)
                                                                ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                    553,051     911,104
  Shares Issued in Lieu of Cash Distributions                       13,036      11,528
  Shares Redeemed                                                 (364,047)   (521,662)
                                                                ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions        202,040     400,970
                                                                ----------  ----------
    Total Increase (Decrease) in Net Assets                        760,324     787,505
Net Assets
  Beginning of Period                                            2,271,265   1,483,760
                                                                ----------  ----------
  End of Period                                                 $3,031,589  $2,271,265
                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     32,530      65,207
  Shares Issued in Lieu of Cash Distributions                          803         900
  Shares Redeemed                                                  (21,609)    (38,952)
  Shares Reduced by Reverse Stock Split (Note G)                        (9)     (1,473)
                                                                ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                       11,715      25,682
                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                               $    2,124  $    2,297

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                    U.S. Small                U.S. Core
                                                                Cap Value Portfolio      Equity 1 Portfolio
                                                             -----------------------   ----------------------
                                                             Six Months      Year      Six Months     Year
                                                                Ended       Ended         Ended      Ended
                                                              April 30,    Oct. 31,     April 30,   Oct. 31,
                                                                2011         2010         2011        2010
                                                             ----------- -----------   ----------- ----------
                                                             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   22,184  $    26,885   $   24,050  $   37,162
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................    203,550      464,145       11,682         848
   In-Kind Redemptions......................................         --       56,505*          --          --
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities....................................  1,430,498      929,717      553,180     406,078
                                                             ----------  -----------   ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................  1,656,232    1,477,252      588,912     444,088
                                                             ----------  -----------   ----------  ----------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (24,108)     (25,747)     (24,006)    (31,326)
                                                             ----------  -----------   ----------  ----------
    Total Distributions.....................................    (24,108)     (25,747)     (24,006)    (31,326)
                                                             ----------  -----------   ----------  ----------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    635,054    1,005,684      559,157     935,366
  Shares Issued in Lieu of Cash Distributions...............     22,833       24,638       21,848      28,011
  Shares Redeemed...........................................   (880,791)  (1,596,209)*   (247,215)   (468,313)
                                                             ----------  -----------   ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................   (222,904)    (565,887)     333,790     495,064
                                                             ----------  -----------   ----------  ----------
    Total Increase (Decrease) in Net Assets.................  1,409,220      885,618      898,696     907,826
Net Assets
  Beginning of Period.......................................  6,555,277    5,669,659    2,897,409   1,989,583
                                                             ----------  -----------   ----------  ----------
  End of Period............................................. $7,964,497  $ 6,555,277   $3,796,105  $2,897,409
                                                             ==========  ===========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     24,264       48,187       49,654      97,948
  Shares Issued in Lieu of Cash Distributions...............        916        1,272        1,991       3,032
  Shares Redeemed...........................................    (33,970)     (78,455)     (22,083)    (49,368)
                                                             ----------  -----------   ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     (8,790)     (28,996)      29,562      51,612
                                                             ==========  ===========   ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    1,744  $     3,668   $    6,237  $    6,193

                                                                    U.S. Core
                                                               Equity 2 Portfolio
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   37,641  $   65,265
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     37,688       9,966
   In-Kind Redemptions......................................         --          --
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities....................................    979,420     767,061
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................  1,054,749     842,292
                                                             ----------  ----------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (39,987)    (53,941)
                                                             ----------  ----------
    Total Distributions.....................................    (39,987)    (53,941)
                                                             ----------  ----------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    710,112   1,032,528
  Shares Issued in Lieu of Cash Distributions...............     39,067      52,914
  Shares Redeemed...........................................   (596,688)   (687,751)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    152,491     397,691
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................  1,167,253   1,186,042
Net Assets
  Beginning of Period.......................................  4,990,367   3,804,325
                                                             ----------  ----------
  End of Period............................................. $6,157,620  $4,990,367
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     63,138     110,280
  Shares Issued in Lieu of Cash Distributions...............      3,583       5,795
  Shares Redeemed...........................................    (53,050)    (73,302)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     13,671      42,773
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    9,634  $   11,980

--------
*See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   U.S. Vector             U.S. Small
                                                                Equity Portfolio          Cap Portfolio
                                                             ----------------------  ----------------------
                                                             Six Months     Year     Six Months     Year
                                                                Ended      Ended        Ended      Ended
                                                              April 30,   Oct. 31,    April 30,   Oct. 31,
                                                                2011        2010        2011        2010
                                                             ----------- ----------  ----------- ----------
                                                             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $    9,609  $   15,896  $   17,390  $   22,549
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                    21,681      11,302     126,594     186,403
   Futures                                                           --          --         930          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                        335,386     260,530     738,366     519,280
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 366,676     287,728     883,280     728,232
                                                             ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (10,167)    (14,799)    (18,329)    (21,528)
                                                             ----------  ----------  ----------  ----------
    Total Distributions                                         (10,167)    (14,799)    (18,329)    (21,528)
                                                             ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 275,465     375,571     698,089     754,050
  Shares Issued in Lieu of Cash Distributions                    10,001      14,588      16,860      20,104
  Shares Redeemed                                              (190,179)   (282,779)   (441,502)   (611,402)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                                95,287     107,380     273,447     162,752
                                                             ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets                     451,796     380,309   1,138,398     869,456
Net Assets
  Beginning of Period                                         1,558,423   1,178,114   3,391,457   2,522,001
                                                             ----------  ----------  ----------  ----------
  End of Period                                              $2,010,219  $1,558,423  $4,529,855  $3,391,457
                                                             ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  24,855      41,113      32,093      42,652
  Shares Issued in Lieu of Cash Distributions                       928       1,659         795       1,220
  Shares Redeemed                                               (17,053)    (30,825)    (20,249)    (35,288)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                     8,730      11,947      12,639       8,584
                                                             ==========  ==========  ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    2,410  $    2,968  $    3,718  $    4,657

                                                                   U.S. Micro
                                                                  Cap Portfolio
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   12,935  $   17,911
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                   109,951     246,080
   Futures                                                           --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                        623,901     507,946
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 746,787     771,937
                                                             ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (13,527)    (17,526)
                                                             ----------  ----------
    Total Distributions                                         (13,527)    (17,526)
                                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 278,787     291,712
  Shares Issued in Lieu of Cash Distributions                    12,942      16,858
  Shares Redeemed                                              (416,730)   (703,060)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                              (125,001)   (394,490)
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets                     608,259     359,921
Net Assets
  Beginning of Period                                         3,178,286   2,818,365
                                                             ----------  ----------
  End of Period                                              $3,786,545  $3,178,286
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  19,794      26,534
  Shares Issued in Lieu of Cash Distributions                       951       1,594
  Shares Redeemed                                               (29,867)    (63,240)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                    (9,122)    (35,112)
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    2,635  $    3,227

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 DFA Real Estate            Large Cap
                                                                   Securities             International
                                                                    Portfolio               Portfolio
                                                             ----------------------  ----------------------
                                                             Six Months     Year     Six Months     Year
                                                                Ended      Ended        Ended      Ended
                                                              April 30,   Oct. 31,    April 30,   Oct. 31,
                                                                2011        2010        2011        2010
                                                             ----------- ----------  ----------- ----------
                                                             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   19,637  $   75,701  $   25,357  $   38,398
  Capital Gain Distributions Received from Investment
   Securities                                                     7,319       3,056          --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                   (16,475)    (57,195)     (1,912)    (16,990)
   Foreign Currency Transactions                                     --          --         231         383
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                   412,942     825,263     198,433     134,897
   Translation of Foreign Currency Denominated Amounts               --          --          54         134
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 423,423     846,825     222,163     156,822
                                                             ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (28,337)    (70,908)    (17,212)    (40,390)
                                                             ----------  ----------  ----------  ----------
    Total Distributions                                         (28,337)    (70,908)    (17,212)    (40,390)
                                                             ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 349,648     469,431     217,296     380,265
  Shares Issued in Lieu of Cash Distributions                    27,455      68,782      16,602      39,047
  Shares Redeemed                                              (305,334)   (643,137)   (131,758)   (283,409)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                                71,769    (104,924)    102,140     135,903
                                                             ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets                     466,855     670,993     307,091     252,335
Net Assets
  Beginning of Period                                         2,689,552   2,018,559   1,616,686   1,364,351
                                                             ----------  ----------  ----------  ----------
  End of Period                                              $3,156,407  $2,689,552  $1,923,777  $1,616,686
                                                             ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  15,858      25,336      10,687      20,917
  Shares Issued in Lieu of Cash Distributions                     1,317       3,862         838       2,285
  Shares Redeemed                                               (13,976)    (34,560)     (6,508)    (15,664)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                     3,199      (5,362)      5,017       7,538
                                                             ==========  ==========  ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    4,294  $   12,994  $   12,129  $    3,984

                                                                  International
                                                                   Core Equity
                                                                    Portfolio
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   70,311  $   96,219
  Capital Gain Distributions Received from Investment
   Securities                                                        --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                    17,177      19,341
   Foreign Currency Transactions                                    143         299
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                   696,997     410,019
   Translation of Foreign Currency Denominated Amounts              205         333
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 784,833     526,211
                                                             ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (50,759)    (83,173)
                                                             ----------  ----------
    Total Distributions                                         (50,759)    (83,173)
                                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 742,455   1,275,823
  Shares Issued in Lieu of Cash Distributions                    48,718      79,558
  Shares Redeemed                                              (328,518)   (631,272)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                               462,655     724,109
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets                   1,196,729   1,167,147
Net Assets
  Beginning of Period                                         4,866,989   3,699,842
                                                             ----------  ----------
  End of Period                                              $6,063,718  $4,866,989
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  64,861     128,031
  Shares Issued in Lieu of Cash Distributions                     4,363       8,624
  Shares Redeemed                                               (28,801)    (63,215)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                    40,423      73,440
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $   35,717  $   16,165

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     International            Japanese
                                                                     Small Company          Small Company
                                                                       Portfolio              Portfolio
                                                                ----------------------  --------------------
                                                                Six Months     Year     Six Months    Year
                                                                   Ended      Ended        Ended     Ended
                                                                 April 30,   Oct. 31,    April 30,  Oct. 31,
                                                                   2011        2010        2011       2010
                                                                ----------- ----------  ----------- --------
                                                                (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                  $   59,880  $   90,630   $  1,517   $  1,730
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                      114,761     157,743     (4,303)   (12,297)
   Futures                                                            (271)         --         --         --
   Foreign Currency Transactions                                       551       1,622        (25)        76
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                      832,723     551,254     17,018     10,741
   Translation of Foreign Currency Denominated Amounts                 152         210        (10)        31
                                                                ----------  ----------   --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                  1,007,796     801,459     14,197        281
                                                                ----------  ----------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                      (78,027)    (84,604)      (798)    (1,845)
                                                                ----------  ----------   --------   --------
    Total Distributions                                            (78,027)    (84,604)      (798)    (1,845)
                                                                ----------  ----------   --------   --------
Capital Share Transactions (1):
  Shares Issued                                                    851,082   1,099,327     54,332     11,290
  Shares Issued in Lieu of Cash Distributions                       74,050      80,737        688      1,609
  Shares Redeemed                                                 (360,960)   (655,189)   (14,322)   (10,460)
                                                                ----------  ----------   --------   --------
    Net Increase (Decrease) from Capital Share Transactions        564,172     524,875     40,698      2,439
                                                                ----------  ----------   --------   --------
    Total Increase (Decrease) in Net Assets                      1,493,941   1,241,730     54,097        875
Net Assets
  Beginning of Period                                            5,511,594   4,269,864    114,933    114,058
                                                                ----------  ----------   --------   --------
  End of Period                                                 $7,005,535  $5,511,594   $169,030   $114,933
                                                                ==========  ==========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     49,024      75,592      3,496        793
  Shares Issued in Lieu of Cash Distributions                        4,478       5,955         46        116
  Shares Redeemed                                                  (21,119)    (45,123)      (911)      (742)
                                                                ----------  ----------   --------   --------
    Net Increase (Decrease) from Shares Issued and Redeemed         32,383      36,424      2,631        167
                                                                ==========  ==========   ========   ========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)                                      $   13,826  $   31,973   $  1,350   $    631

                                                                    Asia Pacific
                                                                    Small Company
                                                                      Portfolio
                                                                --------------------
                                                                Six Months    Year
                                                                   Ended     Ended
                                                                 April 30,  Oct. 31,
                                                                   2011       2010
                                                                ----------- --------
                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                   $  1,923   $  3,468
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                       5,308      5,129
   Futures                                                             --         --
   Foreign Currency Transactions                                       34         (4)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                      11,477     19,235
   Translation of Foreign Currency Denominated Amounts                  7        (12)
                                                                 --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    18,749     27,816
                                                                 --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                      (4,932)    (3,162)
                                                                 --------   --------
    Total Distributions                                            (4,932)    (3,162)
                                                                 --------   --------
Capital Share Transactions (1):
  Shares Issued                                                    35,594     28,331
  Shares Issued in Lieu of Cash Distributions                       4,505      2,788
  Shares Redeemed                                                 (15,825)   (26,115)
                                                                 --------   --------
    Net Increase (Decrease) from Capital Share Transactions        24,274      5,004
                                                                 --------   --------
    Total Increase (Decrease) in Net Assets                        38,091     29,658
Net Assets
  Beginning of Period                                             131,511    101,853
                                                                 --------   --------
  End of Period                                                  $169,602   $131,511
                                                                 ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     1,340      1,254
  Shares Issued in Lieu of Cash Distributions                         177        135
  Shares Redeemed                                                    (598)    (1,206)
                                                                 --------   --------
    Net Increase (Decrease) from Shares Issued and Redeemed           919        183
                                                                 ========   ========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)                                       $ (2,357)  $    652

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                    United Kingdom         Continental
                                                                    Small Company         Small Company
                                                                      Portfolio             Portfolio
                                                                 -------------------  --------------------
                                                                 Six Months    Year   Six Months    Year
                                                                    Ended     Ended      Ended     Ended
                                                                  April 30,  Oct. 31,  April 30,  Oct. 31,
                                                                    2011       2010      2011       2010
                                                                 ----------- -------- ----------- --------
                                                                 (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                     $   408   $   693   $  1,075   $  1,996
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                          444        86      1,452     (5,002)
   Futures                                                              --        --        (16)        --
   Foreign Currency Transactions                                         6         3         19         51
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                        4,994     6,121     23,688     19,653
   Translation of Foreign Currency Denominated Amounts                   5        (1)         9          1
                                                                   -------   -------   --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                      5,857     6,902     26,227     16,699
                                                                   -------   -------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                         (404)     (694)      (711)    (1,863)
                                                                   -------   -------   --------   --------
    Total Distributions                                               (404)     (694)      (711)    (1,863)
                                                                   -------   -------   --------   --------
Capital Share Transactions (1):
  Shares Issued                                                      1,516     2,343      9,801     15,385
  Shares Issued in Lieu of Cash Distributions                          308       537        577      1,577
  Shares Redeemed                                                   (1,621)   (3,200)    (6,132)   (14,618)
                                                                   -------   -------   --------   --------
    Net Increase (Decrease) from Capital Share Transactions            203      (320)     4,246      2,344
                                                                   -------   -------   --------   --------
    Total Increase (Decrease) in Net Assets                          5,656     5,888     29,762     17,180
Net Assets
  Beginning of Period                                               33,751    27,863    128,106    110,926
                                                                   -------   -------   --------   --------
  End of Period                                                    $39,407   $33,751   $157,868   $128,106
                                                                   =======   =======   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued                                                         60       115        550      1,040
  Shares Issued in Lieu of Cash Distributions                           13        27         34        118
  Shares Redeemed                                                      (64)     (155)      (343)      (978)
                                                                   -------   -------   --------   --------
    Net Increase (Decrease) from Shares Issued and Redeemed              9       (13)       241        180
                                                                   =======   =======   ========   ========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)                                            $   207   $   203   $    961   $    597

                                                                   DFA International
                                                                 Real Estate Securities
                                                                       Portfolio
                                                                 ---------------------
                                                                 Six Months     Year
                                                                    Ended      Ended
                                                                  April 30,   Oct. 31,
                                                                    2011        2010
                                                                 ----------- ---------
                                                                 (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                   $   37,046  $  51,453
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                       (66,439)   (52,532)
   Futures                                                               --         --
   Foreign Currency Transactions                                         90        253
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                       155,357    149,959
   Translation of Foreign Currency Denominated Amounts                  (15)        (8)
                                                                 ----------  ---------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                     126,039    149,125
                                                                 ----------  ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                      (107,338)   (78,863)
                                                                 ----------  ---------
    Total Distributions                                            (107,338)   (78,863)
                                                                 ----------  ---------
Capital Share Transactions (1):
  Shares Issued                                                     163,873    236,837
  Shares Issued in Lieu of Cash Distributions                       106,188     78,275
  Shares Redeemed                                                  (137,092)  (169,149)
                                                                 ----------  ---------
    Net Increase (Decrease) from Capital Share Transactions         132,969    145,963
                                                                 ----------  ---------
    Total Increase (Decrease) in Net Assets                         151,670    216,225
Net Assets
  Beginning of Period                                               958,554    742,329
                                                                 ----------  ---------
  End of Period                                                  $1,110,224  $ 958,554
                                                                 ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued                                                      31,839     48,350
  Shares Issued in Lieu of Cash Distributions                        21,940     16,761
  Shares Redeemed                                                   (26,685)   (35,159)
                                                                 ----------  ---------
    Net Increase (Decrease) from Shares Issued and Redeemed          27,094     29,952
                                                                 ==========  =========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)                                          $  (72,834) $  (2,542)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   DFA Global          DFA International
                                                             Real Estate Securities     Small Cap Value
                                                                   Portfolio               Portfolio
                                                             ---------------------  -----------------------
                                                             Six Months     Year    Six Months      Year
                                                                Ended      Ended       Ended       Ended
                                                              April 30,   Oct. 31,   April 30,    Oct. 31,
                                                                2011        2010       2011         2010
                                                             ----------- ---------  ----------- -----------
                                                             (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss)..............................  $  36,278  $  31,064  $   70,993  $   111,256
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     (4,507)   (16,221)    267,626      198,099
   Foreign Currency Transactions............................         --         --       2,222        2,837
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............     65,666    134,183   1,217,712      395,701
   Translation of Foreign Currency Denominated Amounts......         --         --         468          688
                                                              ---------  ---------  ----------  -----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................     97,437    149,026   1,559,021      708,581
                                                              ---------  ---------  ----------  -----------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (41,423)   (30,870)    (59,714)    (101,689)
  Net Long-Term Gains:......................................
   Institutional Class Shares...............................         --         --    (138,537)          --
                                                              ---------  ---------  ----------  -----------
    Total Distributions.....................................    (41,423)   (30,870)   (198,251)    (101,689)
                                                              ---------  ---------  ----------  -----------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    188,648    291,090     701,180    1,457,097
  Shares Issued in Lieu of Cash Distributions...............     40,672     30,424     187,635       94,455
  Shares Redeemed...........................................   (163,976)  (176,711)   (629,384)  (1,363,083)
                                                              ---------  ---------  ----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................     65,344    144,803     259,431      188,469
                                                              ---------  ---------  ----------  -----------
    Total Increase (Decrease) in Net Assets.................    121,358    262,959   1,620,201      795,361
Net Assets
  Beginning of Period.......................................    695,461    432,502   7,655,318    6,859,957
                                                              ---------  ---------  ----------  -----------
  End of Period.............................................  $ 816,819  $ 695,461  $9,275,519  $ 7,655,318
                                                              =========  =========  ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     23,132     40,187      40,684       96,841
  Shares Issued in Lieu of Cash Distributions...............      5,345      4,617      11,427        6,841
  Shares Redeemed...........................................    (20,440)   (24,880)    (36,343)     (89,769)
                                                              ---------  ---------  ----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................      8,037     19,924      15,768       13,913
                                                              =========  =========  ==========  ===========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                             $    (134) $   5,011  $   49,219  $    37,940

                                                                 International
                                                                 Vector Equity
                                                                   Portfolio
                                                             --------------------
                                                             Six Months    Year
                                                                Ended     Ended
                                                              April 30,  Oct. 31,
                                                                2011       2010
                                                             ----------- --------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss)..............................  $  4,764   $  5,813
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     7,432      5,866
   Foreign Currency Transactions............................        96         77
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............    53,317     28,748
   Translation of Foreign Currency Denominated Amounts......        18         27
                                                              --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    65,627     40,531
                                                              --------   --------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (3,496)    (5,380)
  Net Long-Term Gains:......................................
   Institutional Class Shares...............................    (2,419)        --
                                                              --------   --------
    Total Distributions.....................................    (5,915)    (5,380)
                                                              --------   --------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    80,294    109,333
  Shares Issued in Lieu of Cash Distributions...............     5,629      5,137
  Shares Redeemed...........................................   (27,229)   (49,042)
                                                              --------   --------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    58,694     65,428
                                                              --------   --------
    Total Increase (Decrease) in Net Assets.................   118,406    100,579
Net Assets
  Beginning of Period.......................................   363,123    262,544
                                                              --------   --------
  End of Period.............................................  $481,529   $363,123
                                                              ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     7,316     11,526
  Shares Issued in Lieu of Cash Distributions...............       534        590
  Shares Redeemed...........................................    (2,481)    (5,261)
                                                              --------   --------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     5,369      6,855
                                                              ========   ========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                             $  2,354   $  1,086

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                              World ex U.S.           Emerging Markets
                                                             Value Portfolio              Portfolio
                                                        -------------------------  ----------------------
                                                                    For the Period
                                                        Six Months     Aug. 23,    Six Months     Year
                                                           Ended      2010(a) to      Ended      Ended
                                                         April 30,     Oct. 31,     April 30,   Oct. 31,
                                                           2011          2010         2011        2010
                                                        ----------- -------------- ----------- ----------
                                                        (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:............................................
  Net Investment Income (Loss).........................   $   383      $    40     $   15,517  $   37,045
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................        48           --             --          --
  Net Realized Gain (Loss) on:.........................
   Investment Securities Sold..........................       286          212        126,905     148,805
   Foreign Currency Transactions*......................         3            2            344         506
  Change in Unrealized Appreciation (Depreciation) of:.
   Investment Securities and Foreign Currency..........     4,037        3,256        123,764     317,270
   Translation of Foreign Currency Denominated
    Amounts............................................         2           (3)            (1)         (6)
  Change in Deferred Thailand Capital Gains Tax........        (4)          (3)          (476)     (2,143)
                                                          -------      -------     ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................     4,755        3,504        266,053     501,477
                                                          -------      -------     ----------  ----------
Distributions From:....................................
  Net Investment Income:...............................
   Institutional Class Shares..........................      (206)          --        (10,928)    (34,414)
  Net Short-Term Gains:................................
   Institutional Class Shares..........................       (19)          --            (77)     (2,485)
  Net Long-Term Gains:.................................
   Institutional Class Shares..........................      (195)          --       (136,141)    (29,814)
                                                          -------      -------     ----------  ----------
    Total Distributions................................      (420)          --       (147,146)    (66,713)
                                                          -------      -------     ----------  ----------
Capital Share Transactions (1):........................
  Shares Issued........................................     9,508       28,812        296,651     464,965
  Shares Issued in Lieu of Cash Distributions..........       420           --        134,996      60,045
  Shares Redeemed......................................      (498)      (2,700)      (348,689)   (553,564)
                                                          -------      -------     ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................     9,430       26,112         82,958     (28,554)
                                                          -------      -------     ----------  ----------
    Total Increase (Decrease) in Net Assets............    13,765       29,616        201,865     406,210
Net Assets
  Beginning of Period..................................    29,616           --      2,372,498   1,966,288
                                                          -------      -------     ----------  ----------
  End of Period........................................   $43,381      $29,616     $2,574,363  $2,372,498
                                                          =======      =======     ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................       804        2,860          9,668      16,688
  Shares Issued in Lieu of Cash Distributions..........        37           --          4,568       2,260
  Shares Redeemed......................................       (42)        (252)       (11,486)    (20,100)
                                                          -------      -------     ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed..........................................       799        2,608          2,750      (1,152)
                                                          =======      =======     ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                         $   223      $    46     $    7,859  $    3,270

                                                           Emerging Markets
                                                               Small Cap
                                                               Portfolio
                                                        ----------------------

                                                        Six Months     Year
                                                           Ended      Ended
                                                         April 30,   Oct. 31,
                                                           2011        2010
                                                        ----------- ----------
                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:............................................
  Net Investment Income (Loss)......................... $   10,576  $   23,479
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --          --
  Net Realized Gain (Loss) on:.........................
   Investment Securities Sold..........................     74,460      97,897
   Foreign Currency Transactions*......................       (266)         76
  Change in Unrealized Appreciation (Depreciation) of:.
   Investment Securities and Foreign Currency..........     43,846     373,644
   Translation of Foreign Currency Denominated
    Amounts............................................         67         (72)
  Change in Deferred Thailand Capital Gains Tax........       (428)     (2,963)
                                                        ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................    128,255     492,061
                                                        ----------  ----------
Distributions From:....................................
  Net Investment Income:...............................
   Institutional Class Shares..........................     (7,986)    (22,294)
  Net Short-Term Gains:................................
   Institutional Class Shares..........................         --          --
  Net Long-Term Gains:.................................
   Institutional Class Shares..........................    (58,359)         --
                                                        ----------  ----------
    Total Distributions................................    (66,345)    (22,294)
                                                        ----------  ----------
Capital Share Transactions (1):........................
  Shares Issued........................................    295,802     468,984
  Shares Issued in Lieu of Cash Distributions..........     53,551      18,296
  Shares Redeemed......................................   (109,162)   (257,967)
                                                        ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    240,191     229,313
                                                        ----------  ----------
    Total Increase (Decrease) in Net Assets............    302,101     699,080
Net Assets
  Beginning of Period..................................  1,833,038   1,133,958
                                                        ----------  ----------
  End of Period........................................ $2,135,139  $1,833,038
                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     12,716      22,700
  Shares Issued in Lieu of Cash Distributions..........      2,310         933
  Shares Redeemed......................................     (4,623)    (13,059)
                                                        ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed..........................................     10,403      10,574
                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                       $    5,803  $    3,213

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
*Net of foreign capital gain taxes withheld of $0, $0, $199, $0, $163 and $179, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                                                    Emerging Markets
                                                                                     Value Portfolio
                                                                                ------------------------
                                                                                Six Months       Year
                                                                                   Ended        Ended
                                                                                 April 30,     Oct. 31,
                                                                                   2011          2010
                                                                                -----------  -----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets..............................................
Operations:....................................................................
  Net Investment Income (Loss)................................................. $    58,667  $   125,933
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................     187,988      577,480
   Foreign Currency Transactions*..............................................      (1,476)      (3,090)
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................   1,005,623    1,724,116
   Translation of Foreign Currency Denominated Amounts.........................         223            2
  Change in Deferred Thailand Capital Gains Tax................................      (6,364)      (9,879)
                                                                                -----------  -----------

    Net Increase (Decrease) in Net Assets Resulting from Operations............   1,244,661    2,414,562
                                                                                -----------  -----------

Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................        (113)      (5,375)
   Institutional Class Shares..................................................     (43,731)    (109,197)
  Net Short-Term Gains:........................................................
   Class R2 Shares.............................................................        (224)        (513)
   Institutional Class Shares..................................................     (67,767)     (65,356)
  Net Long-Term Gains:.........................................................
   Class R2 Shares.............................................................      (1,580)        (909)
   Institutional Class Shares..................................................    (477,706)    (115,729)
                                                                                -----------  -----------

    Total Distributions........................................................    (591,121)    (297,079)
                                                                                -----------  -----------

Capital Share Transactions (1):................................................
  Shares Issued................................................................   3,477,054    3,348,220
  Shares Issued in Lieu of Cash Distributions..................................     547,866      272,770
  Shares Redeemed..............................................................    (863,240)  (1,562,283)
                                                                                -----------  -----------

    Net Increase (Decrease) from Capital Share Transactions....................   3,161,680    2,058,707
                                                                                -----------  -----------

    Total Increase (Decrease) in Net Assets....................................   3,815,220    4,176,190
Net Assets.....................................................................
  Beginning of Period..........................................................  11,582,538    7,406,348
                                                                                -----------  -----------
  End of Period................................................................ $15,397,758  $11,582,538
                                                                                ===========  ===========

(1) Shares Issued and Redeemed:................................................
  Shares Issued................................................................      97,725      121,548
  Shares Issued in Lieu of Cash Distributions..................................      15,834       12,712
  Shares Redeemed..............................................................     (24,474)     (53,662)
  Shares Reduced by Conversion of Shares (Note G)..............................     (19,608)          --
                                                                                -----------  -----------

    Net Increase (Decrease) from Shares Issued and Redeemed....................      69,477       80,598
                                                                                ===========  ===========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $    27,637  $    12,814

                                                                                   Emerging Markets
                                                                                      Core Equity
                                                                                       Portfolio
                                                                                ----------------------
                                                                                Six Months     Year
                                                                                   Ended      Ended
                                                                                 April 30,   Oct. 31,
                                                                                   2011        2010
                                                                                ----------- ----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets..............................................
Operations:....................................................................
  Net Investment Income (Loss)................................................. $   27,620  $   51,443
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................      3,271      35,721
   Foreign Currency Transactions*..............................................     (2,186)       (776)
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................    407,434     789,087
   Translation of Foreign Currency Denominated Amounts.........................        139         (19)
  Change in Deferred Thailand Capital Gains Tax................................     (1,611)     (4,133)
                                                                                ----------  ----------

    Net Increase (Decrease) in Net Assets Resulting from Operations............    434,667     871,323
                                                                                ----------  ----------

Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................    (20,180)    (48,768)
  Net Short-Term Gains:........................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................         --          --
  Net Long-Term Gains:.........................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................         --          --
                                                                                ----------  ----------

    Total Distributions........................................................    (20,180)    (48,768)
                                                                                ----------  ----------

Capital Share Transactions (1):................................................
  Shares Issued................................................................  1,116,553   1,458,158
  Shares Issued in Lieu of Cash Distributions..................................     18,058      43,732
  Shares Redeemed..............................................................   (318,787)   (599,598)
                                                                                ----------  ----------

    Net Increase (Decrease) from Capital Share Transactions....................    815,824     902,292
                                                                                ----------  ----------

    Total Increase (Decrease) in Net Assets....................................  1,230,311   1,724,847
Net Assets.....................................................................
  Beginning of Period..........................................................  4,179,882   2,455,035
                                                                                ----------  ----------
  End of Period................................................................ $5,410,193  $4,179,882
                                                                                ==========  ==========

(1) Shares Issued and Redeemed:................................................
  Shares Issued................................................................     51,130      77,138
  Shares Issued in Lieu of Cash Distributions..................................        842       2,449
  Shares Redeemed..............................................................    (14,631)    (32,331)
  Shares Reduced by Conversion of Shares (Note G)..............................         --          --
                                                                                ----------  ----------

    Net Increase (Decrease) from Shares Issued and Redeemed....................     37,341      47,256
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $   16,003  $    8,563

--------
*Net of foreign capital gain taxes withheld of $669, $1,720, $1,842 and $982, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              Enhanced U.S. Large Company Portfolio
                                         ---------------------------------------------------------------------------------
                                                                                              Period
                                            Six Months          Year           Year          Dec. 1,            Year
                                               Ended           Ended          Ended          2007 to           Ended
                                             April 30,        Oct. 31,       Oct. 31,        Oct. 31,         Nov. 30,
                                               2011             2010           2009            2008             2007
--------------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period.... $     7.53        $     6.48     $     6.47     $    10.91        $    10.95
                                         ---------------------------------------------------------------------------------
Income From Investment Operations.......
 Net Investment Income (Loss)...........       0.03(A)           0.07(A)        0.05(A)        0.39(A)           0.30(A)
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       1.20              1.05           0.61          (3.74)             0.45
                                         ---------------------------------------------------------------------------------
   Total From Investment Operations.....       1.23              1.12           0.66          (3.35)             0.75
--------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................      (0.01)            (0.07)         (0.59)         (0.36)            (0.36)
 Net Realized Gains.....................         --                --          (0.06)         (0.73)            (0.43)
                                         ----------        ----------     ----------     ----------        ----------
   Total Distributions..................      (0.01)            (0.07)         (0.65)         (1.09)            (0.79)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     8.75        $     7.53     $     6.48     $     6.47        $    10.91
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return............................      16.40%(C)         17.40%         12.23%        (33.89)%(C)         7.13%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $  172,990        $  157,730     $  165,231     $  200,331        $  337,050
Ratio of Expenses to Average Net Assets.       0.27%(B)          0.26%          0.29%**        0.25%(B)(D)       0.25%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................       0.85%(B)          0.98%          0.86%          4.74%(B)          2.67%
Portfolio Turnover Rate.................         72%(C)            78%            46%*          N/A               N/A
--------------------------------------------------------------------------------------------------------------------------


                                                                  U.S. Large Cap Value Portfolio
                                         ---------------------------------------------------------------------------------
                                                                                              Period
                                            Six Months          Year           Year          Dec. 1,            Year
                                               Ended           Ended          Ended          2007 to           Ended
                                             April 30,        Oct. 31,       Oct. 31,        Oct. 31,         Nov. 30,
                                               2011             2010           2009            2008             2007
--------------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period.... $    18.58        $    15.81     $    14.58     $    24.44        $    25.40
                                         ----------        ----------     ----------     ----------        ----------
Income From Investment Operations.......
 Net Investment Income (Loss)...........       0.15(A)           0.33(A)        0.31(A)        0.36(A)           0.33(A)
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       3.92              2.76           1.28          (8.83)            (0.43)
                                         ----------        ----------     ----------     ----------        ----------
   Total From Investment Operations.....       4.07              3.09           1.59          (8.47)            (0.10)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................      (0.17)            (0.32)         (0.34)         (0.35)            (0.32)
 Net Realized Gains.....................         --                --          (0.02)         (1.04)            (0.54)
                                         ----------        ----------     ----------     ----------        ----------
   Total Distributions..................      (0.17)            (0.32)         (0.36)         (1.39)            (0.86)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    22.48        $    18.58     $    15.81     $    14.58        $    24.44
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return............................      22.00%(C)         19.72%         11.76%        (36.63)%(C)        (0.49)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $8,132,534        $6,921,036     $5,863,652     $5,330,448        $7,535,552
Ratio of Expenses to Average Net Assets.       0.28%(B)(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................       1.50%(B)          1.86%          2.26%          1.86%(B)          1.28%
Portfolio Turnover Rate.................        N/A               N/A            N/A            N/A               N/A
--------------------------------------------------------------------------------------------------------------------------

                                         Enhanced U.S. Large Company Portfolio
                                         --------------------------------


                                                                  Year
                                             Year                Ended
                                             Ended              Nov. 30,
                                         Nov. 30, 2006            2005
------------------------------------------------------------------------------

Net Asset Value, Beginning of Period....  $     9.82         $     9.35
                                         -------------------------------------
Income From Investment Operations.......
 Net Investment Income (Loss)...........        0.12(A)            0.29
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        1.19               0.37
                                         -------------------------------------
   Total From Investment Operations.....        1.31               0.66
------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................       (0.18)             (0.19)
 Net Realized Gains.....................          --                 --
                                          ----------          ----------
   Total Distributions..................       (0.18)             (0.19)
------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    10.95         $     9.82
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return............................       13.52%              7.08%
------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $  347,216         $  313,543
Ratio of Expenses to Average Net Assets.        0.26%(D)           0.34%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................        1.19%              3.11%
Portfolio Turnover Rate.................         N/A                N/A
------------------------------------------------------------------------------

                                         U.S. Large Cap Value Portfolio
                                         --------------------------------


                                             Year                 Year
                                             Ended               Ended
                                           Nov. 30,             Nov. 30,
                                             2006                 2005
------------------------------------------------------------------------------

Net Asset Value, Beginning of Period....  $    21.93         $    19.37
                                          ----------          ----------
Income From Investment Operations.......
 Net Investment Income (Loss)...........        0.38(A)            0.30
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        3.50               2.49
                                          ----------          ----------
   Total From Investment Operations.....        3.88               2.79
------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................       (0.35)             (0.23)
 Net Realized Gains.....................       (0.06)                --
                                          ----------          ----------
   Total Distributions..................       (0.41)             (0.23)
------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    25.40         $    21.93
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return............................       17.97%             14.49%
------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $6,410,086         $4,046,083
Ratio of Expenses to Average Net Assets.        0.28%(D)           0.30%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................        1.64%              1.48%
Portfolio Turnover Rate.................         N/A                N/A
------------------------------------------------------------------------------

*For the period February 28, 2009 through October 31, 2009. Effective
 February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              -----------------------------------------
                                                                                                 Period
                                                              Six Months      Year     Year     Jan. 31,
                                                                 Ended       Ended    Ended      2008(a)
                                                               April 30,    Oct. 31, Oct. 31,  to Oct. 31,
                                                                 2011         2010     2009       2008
-----------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 14.75     $ 11.73  $ 10.92    $ 14.69
                                                                -------     -------  -------    -------
Income From Investment Operations............................
  Net Investment Income (Loss)(A)............................      0.05        0.07     0.12       0.13
  Net Gains (Losses) on Securities (Realized and Unrealized).      3.59        3.07     0.87      (3.76)
                                                                -------     -------  -------    -------
   Total From Investment Operations..........................      3.64        3.14     0.99      (3.63)
-----------------------------------------------------------------------------------------------------------------
Less Distributions...........................................
  Net Investment Income......................................     (0.05)      (0.12)   (0.18)     (0.14)
  Net Realized Gains.........................................     (0.03)         --       --         --
                                                                -------     -------  -------    -------
   Total Distributions.......................................     (0.08)      (0.12)   (0.18)     (0.14)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 18.31     $ 14.75  $ 11.73    $ 10.92
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Return.................................................     24.77%(C)   26.93%    9.36%    (24.96)%(C)
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $53,925     $41,316  $31,393    $25,599
Ratio of Expenses to Average Net Assets......................      0.48%(B)    0.49%    0.52%      0.50%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........      0.57%(B)    0.59%    1.12%      1.24%(B)(E)
Portfolio Turnover Rate......................................        10%(C)      20%      17%        20%(C)
-----------------------------------------------------------------------------------------------------------------

                                                              U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              ----------------------------------------
                                                                                                Period
                                                              Six Months     Year     Year     June 30,
                                                                 Ended      Ended    Ended      2008(a)
                                                               April 30,   Oct. 31, Oct. 31,  to Oct. 31,
                                                                 2011        2010     2009       2008
-------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $14.76      $11.74   $10.91    $ 13.94
                                                                ------      ------   ------    -------
Income From Investment Operations............................
  Net Investment Income (Loss)(A)............................     0.03        0.05     0.10       0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).     3.59        3.07     0.88      (3.02)
                                                                ------      ------   ------    -------
   Total From Investment Operations..........................     3.62        3.12     0.98      (2.97)
-------------------------------------------------------------------------------------------------------------
Less Distributions...........................................
  Net Investment Income......................................    (0.05)      (0.10)   (0.15)     (0.06)
  Net Realized Gains.........................................    (0.03)         --       --         --
                                                                ------      ------   ------    -------
   Total Distributions.......................................    (0.08)      (0.10)   (0.15)     (0.06)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $18.30      $14.76   $11.74    $ 10.91
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Return.................................................    24.55%(C)   26.66%    9.23%    (21.40)%(C)
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $9,351      $5,967   $2,930    $ 1,715
Ratio of Expenses to Average Net Assets......................     0.63%(B)    0.64%    0.67%      0.66%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........     0.38%(B)    0.44%    0.91%      1.35%(B)(E)
Portfolio Turnover Rate......................................       10%(C)      20%      17%        20%(C)
-------------------------------------------------------------------------------------------------------------

+All per share amounts and net assets values have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                               U.S. Targeted Value Portfolio-Institutional Class Shares
                      -----------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,             Year            Year           Year
                          Ended         Ended         Ended          2007 to            Ended           Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,          Nov. 30,        Nov. 30,       Nov. 30,
                          2011           2010          2009            2008              2007            2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
Beginning of Period.. $    14.76     $    11.70    $    10.84    $    15.89        $    18.69       $    17.33     $    17.09
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.06(A)        0.09(A)       0.12(A)       0.18(A)           0.20(A)          0.21(A)        0.32
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       3.58           3.06          0.88         (4.68)            (1.32)            2.84           1.59
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total From
    Investment
    Operations.......       3.64           3.15          1.00         (4.50)            (1.12)            3.05           1.91
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.06)         (0.09)        (0.14)        (0.15)            (0.20)           (0.25)         (0.23)
 Net Realized Gains..      (0.03)            --            --         (0.40)            (1.48)           (1.44)         (1.44)
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total
    Distributions....      (0.09)         (0.09)        (0.14)        (0.55)            (1.68)           (1.69)         (1.67)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    18.31     $    14.76    $    11.70    $    10.84        $    15.89       $    18.69     $    17.33
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return.........      24.74%(C)      27.02%         9.47%       (29.27)%(C)        (6.59)%          19.48%         12.17%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $2,968,313     $2,223,982    $1,449,437    $  855,448        $  554,805       $  215,338     $  172,595
Ratio of Expenses
 to Average Net
 Assets..............       0.38%(B)       0.38%         0.41%         0.40%(B)          0.41%(D)**       0.46%(D)       0.47%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.67%(B)       0.69%         1.19%         1.39%(B)          1.12%            1.19%          1.91%
Portfolio Turnover
 Rate................         10%(C)         20%           17%           20%(C)             9%(C)*         N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------

                                                            U.S. Small Cap Value Portfolio
                      -----------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,             Year            Year           Year
                          Ended         Ended         Ended          2007 to            Ended           Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,          Nov. 30,        Nov. 30,       Nov. 30,
                          2011           2010          2009            2008              2007            2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
Beginning of Period.. $    22.49     $    17.69    $    16.32    $    26.49        $    31.59       $    28.74     $    27.71
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.08(A)        0.09(A)       0.04(A)       0.18(A)           0.30(A)          0.28(A)        0.29
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       5.68           4.79          1.54         (7.86)            (2.72)            5.06           2.66
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total From
    Investment
    Operations.......       5.76           4.88          1.58         (7.68)            (2.42)            5.34           2.95
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.08)         (0.08)        (0.21)        (0.22)            (0.28)           (0.23)         (0.26)
 Net Realized Gains..         --             --            --         (2.27)            (2.40)           (2.26)         (1.66)
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total
    Distributions....      (0.08)         (0.08)        (0.21)        (2.49)            (2.68)           (2.49)         (1.92)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    28.17     $    22.49    $    17.69    $    16.32        $    26.49       $    31.59     $    28.74
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return.........      25.68%(C)      27.69%         9.97%       (31.80)%(C)        (8.41)%          20.29%         11.32%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $7,964,497     $6,555,277    $5,669,659    $5,503,945        $8,802,846       $8,738,278     $6,924,234
Ratio of Expenses
 to Average Net
 Assets..............       0.52%(B)       0.52%         0.54%++       0.52%(B)(D)       0.52%(D)         0.53%(D)       0.55%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.60%(B)       0.43%         0.27%         0.86%(B)          0.98%            0.94%          1.04%
Portfolio Turnover
 Rate................          6%(C)         19%           21%+         N/A               N/A              N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------

* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                U.S. Core Equity 1 Portfolio
                           ------------------------------------------------------------------------------------------------------
                                                                                                                      Period
                                                                          Period                                     Sept. 15,
                            Six Months        Year          Year         Dec. 1,          Year          Year          2005(a)
                               Ended         Ended         Ended         2007 to         Ended         Ended            to
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,       Nov. 30,
                               2011           2010          2009           2008           2007          2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    10.18     $     8.54    $     7.81    $    11.83      $    11.50    $    10.22    $  10.00
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
Income From Investment
 Operations...............
 Net Investment Income
   (Loss).................       0.08(A)        0.15(A)       0.15(A)       0.17(A)         0.19(A)       0.17(A)     0.03
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.91           1.61          0.73         (4.03)           0.35          1.28        0.19
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total From Investment
    Operations............       1.99           1.76          0.88         (3.86)           0.54          1.45        0.22
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions........
 Net Investment Income....      (0.08)         (0.12)        (0.15)        (0.16)          (0.18)        (0.17)         --
 Net Realized Gains.......         --             --            --            --           (0.03)           --          --
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total Distributions....       0.08)         (0.12)        (0.15)        (0.16)          (0.21)        (0.17)         --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    12.09     $    10.18    $     8.54    $     7.81      $    11.83    $    11.50    $  10.22
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return..............      19.65%(C)      20.80%        11.64%       (32.85)%(C)       4.68%        14.35%       2.20%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $3,796,105     $2,897,409    $1,989,583    $1,320,562      $1,210,031    $  652,270    $123,591
Ratio of Expenses to
 Average Net Assets.......       0.19%(B)       0.20%         0.22%         0.20%(B)        0.20%         0.23%       0.23%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees)..       0.19%(B)       0.20%         0.22%         0.20%(B)        0.20%         0.23%       0.37%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.45%(B)       1.53%         2.02%         1.78%(B)        1.53%         1.52%       1.85%(B)(E)
Portfolio Turnover Rate...          2%(C)          4%            7%            5%(C)          10%            6%          0%(C)
---------------------------------------------------------------------------------------------------------------------------------

                                                                U.S. Core Equity 2 Portfolio
                           ------------------------------------------------------------------------------------------------------
                                                                                                                      Period
                                                                          Period                                     Sept. 15,
                            Six Months        Year          Year         Dec. 1,          Year          Year          2005(a)
                               Ended         Ended         Ended         2007 to         Ended         Ended            to
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,       Nov. 30,
                               2011           2010          2009           2008           2007          2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    10.06     $     8.39    $     7.73    $    11.77      $    11.65    $    10.24    $  10.00
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
Income From Investment
 Operations...............
 Net Investment Income
   (Loss).................       0.07(A)        0.14(A)       0.14(A)       0.17(A)         0.19(A)       0.17(A)     0.03
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       2.02           1.64          0.66         (4.04)           0.13          1.40        0.21
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total From Investment
    Operations............       2.09           1.78          0.80         (3.87)           0.32          1.57        0.24
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions........
 Net Investment Income....      (0.08)         (0.11)        (0.14)        (0.17)          (0.17)        (0.16)         --
 Net Realized Gains.......         --             --            --            --           (0.03)           --          --
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total Distributions....      (0.08)         (0.11)        (0.14)        (0.17)          (0.20)        (0.16)         --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    12.07     $    10.06    $     8.39    $     7.73      $    11.77    $    11.65    $  10.24
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return..............      20.86%(C)      21.41%        10.66%       (33.16)%(C)       2.78%        15.50%       2.40%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $6,157,620     $4,990,367    $3,804,325    $2,501,028      $2,939,420    $1,216,310    $182,078
Ratio of Expenses to
 Average Net Assets.......       0.22%(B)       0.23%         0.24%         0.23%(B)        0.23%         0.26%       0.26%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees)..       0.22%(B)       0.23%         0.24%         0.23%(B)        0.23%         0.26%       0.38%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.35%(B)       1.47%         1.89%         1.77%(B)        1.55%         1.55%       1.92%(B)(E)
Portfolio Turnover Rate...          4%(C)          7%            4%            8%(C)           7%            5%          0%(C)
---------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     U.S. Vector Equity Portfolio
                                                    ----------------------------------------------------------------
                                                                                              Period
                                                     Six Months       Year        Year       Dec. 1,        Year
                                                        Ended        Ended       Ended       2007 to       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                                        2011          2010        2009         2008         2007
--------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $     9.82     $     8.03  $     7.48  $  11.38      $  11.79
                                                    ----------     ----------  ----------  --------      --------
Income From Investment Operations..................
  Net Investment Income (Loss)(A)..................       0.06           0.10        0.11      0.15          0.16
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       2.18           1.79        0.57     (3.89)        (0.25)
                                                    ----------     ----------  ----------  --------      --------
   Total From Investment Operations................       2.24           1.89        0.68     (3.74)        (0.09)
--------------------------------------------------------------------------------------------------------------------
Less Distributions.................................
  Net Investment Income............................      (0.06)         (0.10)      (0.13)    (0.16)        (0.14)
  Net Realized Gains...............................         --             --          --        --         (0.18)
                                                    ----------     ----------  ----------  --------      --------
   Total Distributions.............................      (0.06)         (0.10)      (0.13)    (0.16)        (0.32)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    12.00     $     9.82  $     8.03  $   7.48      $  11.38
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return.......................................      22.91%(C)      23.65%       9.47%   (33.29)%(C)    (0.87)%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,010,219     $1,558,423  $1,178,114  $850,623      $959,742
Ratio of Expenses to Average Net Assets............       0.33%(B)       0.33%       0.35%     0.34%(B)      0.34%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees)...............       0.33%(B)       0.33%       0.35%     0.34%(B)      0.33%
Ratio of Net Investment Income to Average Net
 Assets............................................       1.07%(B)       1.13%       1.60%     1.66%(B)      1.29%
Portfolio Turnover Rate............................          5%(C)         11%         11%       11%(C)        14%
--------------------------------------------------------------------------------------------------------------------

                                                    U.S. Vector Equity Portfolio
                                                    ----------------------------
                                                               Period
                                                              Dec. 30,
                                                             2005(a) to
                                                              Nov. 30,
                                                                2006
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period...............           $  10.00
                                                              --------
Income From Investment Operations..................
  Net Investment Income (Loss)(A)..................               0.13
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................               1.73
                                                              --------
   Total From Investment Operations................               1.86
--------------------------------------------------------------------------------
Less Distributions.................................
  Net Investment Income............................              (0.07)
  Net Realized Gains...............................                 --
                                                              --------
   Total Distributions.............................              (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period.....................           $  11.79
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return.......................................              18.65%(C)
--------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............           $403,312
Ratio of Expenses to Average Net Assets............               0.36%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees)...............               0.39%(B)(E)
Ratio of Net Investment Income to Average Net
 Assets............................................               1.24%(B)(E)
Portfolio Turnover Rate............................                 24%(C)
--------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Small Cap Portfolio
                      ---------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,            Year           Year           Year
                          Ended         Ended         Ended          2007 to           Ended          Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,         Nov. 30,       Nov. 30,       Nov. 30,
                          2011           2010          2009            2008             2007           2006           2005
-------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
 Beginning of Period. $    19.06     $    14.89    $    13.35    $    20.64        $    22.46     $    20.75     $    19.13
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.09(A)        0.13(A)       0.06(A)       0.14(A)           0.21(A)        0.17(A)        0.15
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       4.71           4.17          1.65         (6.08)            (0.66)          2.84           1.75
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total From
    Investment
    Operations.......       4.80           4.30          1.71         (5.94)            (0.45)          3.01           1.90
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.10)         (0.13)        (0.17)        (0.17)            (0.21)         (0.13)         (0.13)
 Net Realized Gains..         --             --            --         (1.18)            (1.16)         (1.17)         (0.15)
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total
    Distributions....      (0.10)         (0.13)        (0.17)        (1.35)            (1.37)         (1.30)         (0.28)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    23.76     $    19.06    $    14.89    $    13.35        $    20.64     $    22.46     $    20.75
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return.........      25.26%(C)      28.99%        13.08%       (30.67)%(C)        (2.17)%        15.49%         10.04%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $4,529,855     $3,391,457    $2,522,001    $2,066,849        $3,285,093     $3,297,199     $2,641,670
Ratio of Expenses
 to Average Net
 Assets..............       0.38%(B)       0.37%         0.40%**       0.38%(B)(D)       0.38%(D)       0.38%(D)       0.40%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.87%(B)       0.76%         0.50%         0.86%(B)          0.95%          0.82%          0.78%
Portfolio Turnover
 Rate................          8%(C)         19%           17%*         N/A               N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                              U.S. Micro Cap Portfolio
                      ---------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,            Year           Year           Year
                          Ended         Ended         Ended          2007 to           Ended          Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,         Nov. 30,       Nov. 30,       Nov. 30,
                          2011           2010          2009            2008             2007           2006           2005
-------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
 Beginning of Period. $    12.25     $     9.57    $     9.19    $    14.80        $    16.83     $    15.91     $    15.06
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.05(A)        0.06(A)       0.03(A)       0.10(A)           0.14(A)        0.10(A)        0.07
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       2.88           2.68          0.54         (4.32)            (0.69)          2.04           1.43
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total From
    Investment
    Operations.......       2.93           2.74          0.57         (4.22)            (0.55)          2.14           1.50
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.05)         (0.06)        (0.19)        (0.13)            (0.13)         (0.08)         (0.06)
 Net Realized Gains..         --             --            --         (1.26)            (1.35)         (1.14)         (0.59)
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total
    Distributions....      (0.05)         (0.06)        (0.19)        (1.39)            (1.48)         (1.22)         (0.65)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    15.13     $    12.25    $     9.57    $     9.19        $    14.80     $    16.83     $    15.91
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return.........      23.99%(C)      28.77%         6.61%       (31.33)%(C)        (3.63)%        14.52%         10.33%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $3,786,545     $3,178,286    $2,818,365    $2,924,225        $4,700,371     $4,824,003     $3,949,511
Ratio of Expenses
 to Average Net
 Assets..............       0.53%(B)       0.52%         0.54%**       0.53%(B)(D)       0.52%(D)       0.53%(D)       0.55%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.74%(B)       0.58%         0.38%         0.91%(B)          0.89%          0.64%          0.48%
Portfolio Turnover
 Rate................          6%(C)          9%           12%*         N/A               N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            DFA Real Estate Securities Portfolio
                             --------------------------------------------------------------------------------------------------
                                                                            Period
                              Six Months        Year          Year         Dec. 1,          Year          Year         Year
                                 Ended         Ended         Ended         2007 to         Ended         Ended        Ended
                               April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                                 2011           2010          2009           2008           2007          2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period.................. $    21.24     $    15.29    $    16.16    $    27.20      $    33.80    $    25.75    $    23.02
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
Income From Investment
 Operations.................
 Net Investment Income
   (Loss)...................       0.15(A)        0.58(A)       0.58(A)       0.64(A)         0.62(A)       0.64(A)       0.82
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       3.15           5.92         (0.62)        (9.28)          (5.64)         8.84          3.33
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total From Investment
    Operations..............       3.30           6.50         (0.04)        (8.64)          (5.02)         9.48          4.15
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions..........
 Net Investment Income......      (0.23)         (0.55)        (0.83)        (0.30)          (0.70)        (1.02)        (0.86)
 Net Realized Gains.........         --             --            --         (2.10)          (0.88)        (0.41)        (0.56)
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions......      (0.23)         (0.55)        (0.83)        (2.40)          (1.58)        (1.43)        (1.42)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period..................... $    24.31     $    21.24    $    15.29    $    16.16      $    27.20    $    33.80    $    25.75
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return................      15.69%(C)      43.21%         0.98%       (34.46)%(C)     (15.45)%       38.23%        18.81%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................ $3,156,407     $2,689,552    $2,018,559    $1,746,961      $2,671,457    $2,837,026    $1,836,650
Ratio of Expenses to
 Average Net Assets.........       0.33%(B)       0.33%         0.36%         0.33%(B)        0.33%         0.33%         0.37%
Ratio of Net Investment
 Income to Average Net
 Assets.....................       1.41%(B)       3.13%         4.54%         3.01%(B)        1.99%         2.25%         3.11%
Portfolio Turnover Rate.....          2%(C)          2%            2%           13%(C)          17%           10%            3%
-------------------------------------------------------------------------------------------------------------------------------

                                                             Large Cap International Portfolio
                             --------------------------------------------------------------------------------------------------
                                                                            Period
                              Six Months        Year          Year         Dec. 1,          Year          Year         Year
                                 Ended         Ended         Ended         2007 to         Ended         Ended        Ended
                               April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                                 2011           2010          2009           2008           2007          2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period.................. $    19.42     $    18.02    $    14.81    $    27.18      $    23.60    $    19.00    $    17.31
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
Income From Investment
 Operations.................
 Net Investment Income
   (Loss)...................       0.30(A)        0.48(A)       0.48(A)       0.68(A)         0.68(A)       0.55(A)       0.44
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       2.28           1.43          3.16        (12.06)           3.57          4.68          1.72
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total From Investment
    Operations..............       2.58           1.91          3.64        (11.38)           4.25          5.23          2.16
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions..........
 Net Investment Income......      (0.20)         (0.51)        (0.43)        (0.64)          (0.67)        (0.63)        (0.47)
 Net Realized Gains.........         --             --            --         (0.35)             --            --            --
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions......      (0.20)         (0.51)        (0.43)        (0.99)          (0.67)        (0.63)        (0.47)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period..................... $    21.80     $    19.42    $    18.02    $    14.81      $    27.18    $    23.60    $    19.00
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return................      13.42%(C)      10.99%        25.20%       (43.14)%(C)      18.18%        28.00%        12.73%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................ $1,923,777     $1,616,686    $1,364,351    $1,206,860      $2,224,180    $1,673,239    $1,125,455
Ratio of Expenses to
 Average Net Assets.........       0.29%(B)       0.30%         0.32%         0.29%(B)        0.29%         0.29%         0.37%
Ratio of Net Investment
 Income to Average Net
 Assets.....................       2.96%(B)       2.65%         3.14%         3.18%(B)        2.62%         2.56%         2.41%
Portfolio Turnover Rate.....          2%(C)          7%           12%           12%(C)           5%            4%            4%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            International Core Equity Portfolio
                                --------------------------------------------------------------------------------------------
                                                                                                                 Period
                                                                           Period                               Sept. 15,
                                 Six Months       Year        Year        Dec. 1,         Year       Year        2005(a)
                                    Ended        Ended       Ended        2007 to        Ended      Ended          to
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,   Nov. 30,     Nov. 30,
                                    2011          2010        2009          2008          2007       2006         2005
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.78     $     9.79  $     7.46  $    14.35      $    12.82  $  10.07  $  10.00
                                ----------     ----------  ----------  ----------      ----------  --------  --------
Income From Investment
 Operations....................
 Net Investment Income
   (Loss)(A)...................       0.15           0.23        0.23        0.37            0.35      0.28      0.04
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.51           0.96        2.32       (6.76)           1.54      2.71      0.03
                                ----------     ----------  ----------  ----------      ----------  --------  --------
   Total From Investment
    Operations.................       1.66           1.19        2.55       (6.39)           1.89      2.99      0.07
----------------------------------------------------------------------------------------------------------------------------
Less Distributions.............
 Net Investment Income.........      (0.11)         (0.20)      (0.22)      (0.35)          (0.32)    (0.24)       --
 Net Realized Gains............         --             --          --       (0.15)          (0.04)       --        --
                                ----------     ----------  ----------  ----------      ----------  --------  --------
   Total Distributions.........      (0.11)         (0.20)      (0.22)      (0.50)          (0.36)    (0.24)       --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    12.33     $    10.78  $     9.79  $     7.46      $    14.35  $  12.82  $  10.07
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return...................      15.51%(C)      12.48%      34.81%     (45.76)%(C)      14.83%    30.06%     0.70%(C)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $6,063,718     $4,866,989  $3,699,842  $1,981,049      $2,342,187  $851,077  $121,249
Ratio of Expenses to Average
 Net Assets....................       0.39%(B)       0.40%       0.41%       0.41%(B)        0.41%     0.48%     0.49%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waiversand Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees).......       0.39%(B)       0.40%       0.41%       0.41%(B)        0.41%     0.46%     0.90%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..       2.64%(B)       2.31%       2.84%       3.39%(B)        2.49%     2.35%     1.89%(B)(E)
Portfolio Turnover Rate........          2%(C)          2%          5%          4%(C)           4%        2%        0%(C)
----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           International Small Company Portfolio
                                --------------------------------------------------------------------------------------------
                                                                           Period
                                 Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                    Ended        Ended       Ended        2007 to         Ended        Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                    2011          2010        2009          2008           2007         2006        2005
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    16.14     $    13.99  $    10.07  $    20.80      $    19.43   $    16.19   $    14.12
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)...................       0.17           0.28        0.28        0.44            0.43         0.36         0.31
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       2.65           2.13        3.91       (9.55)           2.07         4.02         2.38
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total From Investment
    Operations.................       2.82           2.41        4.19       (9.11)           2.50         4.38         2.69
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........      (0.23)         (0.26)      (0.27)      (0.45)          (0.46)       (0.36)       (0.29)
 Net Realized Gains............         --             --          --       (1.17)          (0.67)       (0.78)       (0.33)
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total Distributions.........      (0.23)         (0.26)      (0.27)      (1.62)          (1.13)       (1.14)       (0.62)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    18.73     $    16.14  $    13.99  $    10.07      $    20.80   $    19.43   $    16.19
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return...................      17.64%(C)      17.61%      42.34%     (47.13)%(C)      13.29%       28.51%       19.74%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $7,005,535     $5,511,594  $4,269,864  $3,084,373      $5,597,209   $4,546,071   $2,725,231
Ratio of Expenses to Average
 Net Assets (D)                       0.55%(B)       0.56%       0.57%       0.55%(B)        0.55%        0.56%        0.64%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)          0.55%(B)       0.56%       0.57%       0.55%(B)        0.55%        0.56%        0.64%
Ratio of Net Investment
 Income to Average Net Assets         1.96%(B)       1.94%       2.48%       2.90%(B)        2.03%        2.04%        2.05%
----------------------------------------------------------------------------------------------------------------------------

                                                              Japanese Small Company Portfolio
                                --------------------------------------------------------------------------------------------
                                                                           Period
                                 Six Months       Year        Year        Dec. 1,          Year
                                    Ended        Ended       Ended        2007 to         Ended      Year Ended  Year Ended
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                    2011          2010        2009          2008           2007         2006        2005
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    14.13     $    14.32  $    11.97  $    16.75      $    17.23   $    17.97   $    13.99
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)...................       0.17           0.22        0.22        0.29            0.27         0.22         0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.50          (0.18)       2.39       (4.78)          (0.52)       (0.73)        4.00
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total From Investment
    Operations.................       1.67           0.04        2.61       (4.49)          (0.25)       (0.51)        4.16
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........      (0.10)         (0.23)      (0.26)      (0.29)          (0.23)       (0.23)       (0.18)
 Net Realized Gains............         --             --          --          --              --           --           --
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total Distributions.........      (0.10)         (0.23)      (0.26)      (0.29)          (0.23)       (0.23)       (0.18)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    15.70     $    14.13  $    14.32  $    11.97      $    16.75   $    17.23   $    17.97
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return...................      11.62%(C)       0.33%      22.08%     (27.16)%(C)      (1.51)%      (2.94)%      30.13%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $  169,030     $  114,933  $  114,058  $  133,373      $  199,080   $  168,957   $  169,995
Ratio of Expenses to Average
 Net Assets (D)                       0.57%(B)       0.57%       0.59%       0.58%(B)        0.56%        0.61%        0.68%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)          0.57%(B)       0.57%       0.59%       0.58%(B)        0.56%        0.58%        0.68%
Ratio of Net Investment
 Income to Average Net Assets         2.23%(B)       1.52%       1.68%       2.18%(B)        1.51%        1.19%        1.03%
----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 Asia Pacific Small Company Portfolio
                                         ------------------------------------------------------------------------------------
                                                                                  Period
                                         Six Months       Year        Year       Dec. 1,       Year        Year       Year
                                            Ended        Ended       Ended       2007 to      Ended       Ended      Ended
                                          April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                            2011          2010        2009         2008        2007        2006       2005
-----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  25.64     $  20.59    $  11.67    $ 28.73      $  20.26    $ 15.28    $ 14.54
                                          --------     --------    --------    -------      --------    -------    -------
Income From Investment Operations.......
 Net Investment Income (Loss)...........      0.34(A)      0.69(A)     0.50(A)    0.83(A)       0.79(A)    0.64(A)    0.70
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      3.00         4.99        8.95     (17.04)         8.43       4.92       0.54
                                          --------     --------    --------    -------      --------    -------    -------
   Total From Investment Operations.....      3.34         5.68        9.45     (16.21)         9.22       5.56       1.24
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.94)       (0.63)      (0.53)     (0.85)        (0.75)     (0.58)     (0.50)
 Net Realized Gains.....................        --           --          --         --            --         --         --
 Return of Capital......................        --           --          --         --            --         --         --
                                          --------     --------    --------    -------      --------    -------    -------
   Total Distributions..................     (0.94)       (0.63)      (0.53)     (0.85)        (0.75)     (0.58)     (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  28.04     $  25.64    $  20.59    $ 11.67      $  28.73    $ 20.26    $ 15.28
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return............................     13.39%(C)    28.36%      84.11%    (57.94)%(C)    46.55%     37.52%      8.81%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $169,602     $131,511    $101,853    $64,044      $146,307    $71,537    $38,927
Ratio of Expenses to Average Net
 Assets(D)..............................      0.60%(B)     0.63%       0.65%      0.62%(B)      0.62%      0.64%      0.74%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Expenses)(D)....................      0.60%(B)     0.61%       0.65%      0.61%(B)      0.59%      0.64%      0.86%
Ratio of Net Investment Income to
 Average Net Assets.....................      2.62%(B)     3.14%       3.53%      3.85%(B)      3.13%      3.68%      3.89%
-----------------------------------------------------------------------------------------------------------------------------

                                                                United Kingdom Small Company Portfolio
                                         ------------------------------------------------------------------------------------
                                                                                  Period
                                         Six Months       Year        Year       Dec. 1,       Year        Year       Year
                                            Ended        Ended       Ended       2007 to      Ended       Ended      Ended
                                          April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                            2011          2010        2009         2008        2007        2006       2005
-----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  24.24     $  19.83    $  14.27    $ 31.29      $  32.97    $ 24.65    $ 23.47
                                          --------     --------    --------    -------      --------    -------    -------
Income From Investment Operations.......
 Net Investment Income (Loss)...........      0.29(A)      0.50(A)     0.55(A)    0.77(A)       0.78(A)    0.61(A)    0.64(A)
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      3.89         4.41        5.44     (15.84)        (0.08)      9.61       2.15
                                          --------     --------    --------    -------      --------    -------    -------
   Total From Investment Operations.....      4.18         4.91        5.99     (15.07)         0.70      10.22       2.79
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.29)       (0.50)      (0.43)     (0.72)        (1.03)     (0.68)     (0.59)
 Net Realized Gains.....................        --           --          --      (1.22)        (1.35)     (1.22)     (1.02)
 Return of Capital......................        --           --          --      (0.01)           --         --         --
                                          --------     --------    --------    -------      --------    -------    -------
   Total Distributions..................     (0.29)       (0.50)      (0.43)     (1.95)        (2.38)     (1.90)     (1.61)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  28.13     $  24.24    $  19.83    $ 14.27      $  31.29    $ 32.97    $ 24.65
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return............................     16.76%(C)    25.37%      42.81%    (50.97)%(C)     1.94%     44.15%     12.35%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $ 39,407     $ 33,751    $ 27,863    $25,883      $ 37,139    $31,808    $20,578
Ratio of Expenses to Average Net
 Assets(D)..............................      0.59%(B)     0.60%       0.61%      0.59%(B)      0.59%      0.60%      0.70%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Expenses)(D)....................      0.63%(B)     0.64%       0.70%      0.65%(B)      0.62%      0.67%      0.89%
Ratio of Net Investment Income to
 Average Net Assets.....................      2.31%(B)     2.39%       3.62%      3.41%(B)      2.28%      2.20%      2.70%
-----------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                             Continental Small Company Portfolio
                                ----------------------------------------------------------------------------------------------
                                                                               Period
                                  Six Months         Year         Year        Dec. 1,         Year        Year        Year
                                     Ended          Ended        Ended        2007 to        Ended       Ended       Ended
                                   April 30,       Oct. 31,     Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                     2011            2010         2009          2008          2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period                          $  16.93        $  15.02     $  10.73     $ 22.95        $  20.47     $ 15.78     $ 14.12
                                 --------        --------     --------     -------        --------     -------     -------
Income From Investment
 Operations
 Net Investment Income (Loss)        0.14(A)         0.27(A)      0.28(A)     0.52(A)         0.40(A)     0.31(A)     0.21
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)                       3.24            1.89         4.29      (11.32)           3.00        6.28        2.28
                                 --------        --------     --------     -------        --------     -------     -------
   Total From Investment
    Operations                       3.38            2.16         4.57      (10.80)           3.40        6.59        2.49
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Net Investment Income               (0.09)          (0.25)       (0.28)      (0.45)          (0.38)      (0.34)      (0.30)
 Net Realized Gains                    --              --           --       (0.96)          (0.54)      (1.56)      (0.53)
 Return of Capital                     --              --           --       (0.01)             --          --          --
                                 --------        --------     --------     -------        --------     -------     -------
   Total Distributions              (0.09)          (0.25)       (0.28)      (1.42)          (0.92)      (1.90)      (0.83)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $  20.22        $  16.93     $  15.02     $ 10.73        $  22.95     $ 20.47     $ 15.78
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return                        20.10%(C)       14.85%       43.12%     (49.89)%(C)      16.99%      46.33%      18.42%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                     $157,868        $128,106     $110,926     $93,988        $170,909     $90,261     $52,061
Ratio of Expenses to Average
 Net Assets                          0.58%(B)(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)     0.61%(D)    0.62%(D)    0.71%(D)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)             0.58%(B)(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)     0.57%(D)    0.61%(D)    0.78%(D)
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                              1.57%(B)        1.78%        2.39%       3.04%(B)        1.70%       1.78%       1.77%
Portfolio Turnover Rate               N/A             N/A          N/A         N/A             N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------

                                           DFA International Real Estate Securities Portfolio
                                ------------------------------------------------------------------------
                                                                          Period
                                 Six Months       Year        Year       Dec. 1,          Period
                                    Ended        Ended       Ended       2007 to     March 1, 2007(a)
                                  April 30,     Oct. 31,    Oct. 31,     Oct. 31,           to
                                    2011          2010        2009         2008       Nov. 30, 2007
--------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period                         $     5.58     $   5.24    $   4.18    $   9.35          $  10.00
                                ----------     --------    --------    --------          --------
Income From Investment
 Operations
 Net Investment Income (Loss)         0.20(A)      0.31(A)     0.26(A)     0.34(A)           0.23(A)
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)                        0.46         0.58        0.91       (5.08)            (0.76)
                                ----------     --------    --------    --------          --------
   Total Fr\om Investment
    Operations                        0.66         0.89        1.17       (4.74)            (0.53)
--------------------------------------------------------------------------------------------------------
Less Distributions
Net Investment Income                (0.65)       (0.55)      (0.11)      (0.43)            (0.12)
 Net Realized Gains                     --           --          --          --                --
 Return of Capital                      --           --          --          --                --
                                ----------     --------    --------    --------          --------
   Total Distributions               (0.65)       (0.55)      (0.11)      (0.43)            (0.12)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $     5.59     $   5.58    $   5.24    $   4.18          $   9.35
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Total Return                         13.59%(C)    18.96%      29.25%     (52.85)%(C)        (5.38)%(C)
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $1,110,224     $958,554    $742,329    $394,480          $336,840
Ratio of Expenses to Average
 Net Assets                           0.42%(B)     0.41%       0.43%       0.44%(B)          0.48%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/ or Recovery of
 Previously Waived Fees)              0.42%(B)     0.41%       0.43%       0.44%(B)          0.48%(B)(E)
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                               7.73%(B)     6.42%       6.40%       5.20%(B)          3.50%(B)(E)
Portfolio Turnover Rate                  7%(C)        6%          5%          1%(C)             2%(C)
--------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA Global Real Estate Securities Portfolio
                                ---------------------------------------------------
                                                                                Period
                                  Six Months         Year         Year         June 4,
                                     Ended          Ended        Ended        2008(a) to
                                   April 30,       Oct. 31,     Oct. 31,       Oct. 31,
                                     2011            2010         2009           2008
---------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period                          $   8.28        $   6.75     $   6.04      $ 10.00
                                 --------        --------     --------      -------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)                         0.43            0.40         0.19           --
 Net Gains (Losses) on
   Securities (Realizedand
   Unrealized)                       0.71            1.60         0.62        (3.96)
                                 --------        --------     --------      -------
   Total From Investment
    Operations.................      1.14            2.00         0.81        (3.96)
---------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income              (0.54)          (0.47)       (0.10)          --
 Net Realized Gains                    --              --           --           --
                                 --------        --------     --------      -------
   Total Distributions              (0.54)          (0.47)       (0.10)          --
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $   8.88        $   8.28     $   6.75      $  6.04
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Total Return                        14.83%(C)       31.38%       13.81%      (39.60)%(C)
---------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                     $816,819        $695,461     $432,502      $90,672
Ratio of Expenses to Average
 Net Assets                          0.41%(B)(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)             0.73%(B)(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment
 Income to Average Net Assets       10.55%(B)        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate               N/A             N/A          N/A          N/A
---------------------------------------------------------------------------------------------

                                                       DFA International Small Cap Value Portfolio
                                -----------------------------------------------------------------------------------------
                                                                           Period
                                 Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                    Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                    2011          2010        2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period                         $    16.16     $    14.92  $    10.82  $    22.05      $    21.71  $    17.57  $    15.16
                                ----------     ----------  ----------  ----------      ----------  ----------  ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)                          0.15           0.24        0.26        0.52            0.46        0.36        0.40
 Net Gains (Losses) on
   Securities (Realizedand
   Unrealized)                        3.05           1.22        4.14       (9.60)           1.66        4.95        2.77
                                ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total From Investment
    Operations.................       3.20           1.46        4.40       (9.08)           2.12        5.31        3.17
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income               (0.13)         (0.22)      (0.24)      (0.58)          (0.53)      (0.38)      (0.36)
 Net Realized Gains                  (0.29)            --       (0.06)      (1.57)          (1.25)      (0.79)      (0.40)
                                ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total Distributions               (0.42)         (0.22)      (0.30)      (2.15)          (1.78)      (1.17)      (0.76)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $    18.94     $    16.16  $    14.92  $    10.82      $    22.05  $    21.71  $    17.57
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Total Return                         20.17%(C)      10.01%      41.42%     (45.17)%(C)      10.25%      31.73%      21.75%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $9,275,519     $7,655,318  $6,859,957  $4,799,748      $8,180,859  $6,733,067  $4,128,428
Ratio of Expenses to Average
 Net Assets                           0.70%(B)       0.70%       0.71%       0.69%(B)        0.69%       0.70%       0.75%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)              0.70%(B)       0.70%       0.71%       0.69%(B)        0.69%       0.70%       0.75%
Ratio of Net Investment
 Income to Average Net Assets         1.70%(B)       1.57%       2.19%       3.22%(B)        2.03%       1.85%       2.44%
Portfolio Turnover Rate                 10%(C)         18%         22%         16%(C)          18%         14%         13%
--------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.........................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                            International Vector Equity Portfolio           World ex U.S. Value Portfolio
                                      ------------------------------------------        ----------------------------
                                                                            Period
                                      Six Months      Year      Year      August 14,     Six Months           Period
                                         Ended       Ended     Ended      2008(a) to        Ended        Aug. 23, 2010(a)
                                       April 30,    Oct. 31,  Oct. 31,     Oct. 31,       April 30,             to
                                         2011         2010      2009         2008           2011          Oct. 31, 2010
------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                        (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $  10.28     $   9.22  $   6.74   $ 10.00          $ 11.35            $ 10.00
                                       --------     --------  --------   -------          -------            -------
Income From Investment Operations....
 Net Investment Income (Loss) (A)....      0.12         0.18      0.17      0.06             0.13               0.02
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      1.59         1.05      2.46     (3.32)            1.40               1.33
                                       --------     --------  --------   -------          -------            -------
   Total From Investment Operations..      1.71         1.23      2.63     (3.26)            1.53               1.35
------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............     (0.09)       (0.17)    (0.15)       --            (0.07)                --
 Net Realized Gains..................     (0.07)          --        --        --            (0.08)                --
                                       --------     --------  --------   -------          -------            -------
   Total Distributions...............     (0.16)       (0.17)    (0.15)       --            (0.15)                --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  11.83     $  10.28  $   9.22   $  6.74          $ 12.73            $ 11.35
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return.........................     16.83%(C)    13.62%    39.52%   (32.60)%(C)       13.65%(C)          13.50%(C)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $481,529     $363,123  $262,544   $66,774          $43,381            $29,616
Ratio of Expenses to Average Net
 Assets..............................      0.53%(B)     0.54%     0.60%     0.60%(B)(E)      0.60%(B)(D)        0.90%(B)(D)(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees)...............................      0.53%(B)     0.53%     0.59%     1.15%(B)(E)      0.91%(B)(D)        1.37%(B)(D)(E)
Ratio of Net Investment Income to
 Average Net Assets..................      2.30%(B)     1.91%     2.31%     3.01%(B)(E)      2.14%(B)           0.76%(B)(E)
Portfolio Turnover Rate..............         4%(C)        5%        8%        0%(C)          N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      Emerging Markets Portfolio
                                      -----------------------------------------------------------------------------------------
                                                                                 Period
                                       Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                          Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                        April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                          2011          2010        2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period.............................. $    30.90     $    25.23  $    17.05  $    35.23      $    25.40  $    19.89  $    15.61
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
Income From Investment Operations....
 Net Investment Income (Loss)(A).....       0.20           0.48        0.42        0.70            0.64        0.48        0.58
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       3.18           6.07        8.42      (16.85)           9.88        5.61        4.13
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total From Investment Operations..       3.38           6.55        8.84      (16.15)          10.52        6.09        4.71
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............      (0.14)         (0.46)      (0.41)      (0.69)          (0.53)      (0.58)      (0.43)
 Net Realized Gains..................      (1.77)         (0.42)      (0.25)      (1.34)          (0.16)         --          --
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total Distributions...............      (1.91)         (0.88)      (0.66)      (2.03)          (0.69)      (0.58)      (0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    32.37     $    30.90  $    25.23  $    17.05      $    35.23  $    25.40  $    19.89
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Total Return.........................      11.53%(C)      26.53%      53.39%     (48.37)%(C)      42.08%      31.31%      30.65%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,574,363     $2,372,498  $1,966,288  $1,508,260      $3,388,442  $2,344,990  $1,805,186
Ratio of Expenses to Average Net
 Assets(D)...........................       0.60%(B)       0.60%       0.62%       0.60%(B)        0.60%       0.61%       0.69%
Ratio of Net Investment Income to
 Average Net Assets..................       1.29%(B)       1.76%       2.15%       2.59%(B)        2.12%       2.13%       3.28%
--------------------------------------------------------------------------------------------------------------------------------

                                                                 Emerging Markets Small Cap Portfolio
                                      -----------------------------------------------------------------------------------------
                                                                                 Period
                                       Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                          Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                        April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                          2011          2010        2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period.............................. $    24.26     $    17.45  $     9.33  $    23.74      $    17.96  $    13.37  $    11.44
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
Income From Investment Operations....
 Net Investment Income (Loss)(A).....       0.13           0.34        0.26        0.44            0.31        0.30        0.27
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       1.31           6.79        8.14      (12.95)           6.86        4.86        2.37
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total From Investment Operations..       1.44           7.13        8.40      (12.51)           7.17        5.16        2.64
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............      (0.10)         (0.32)      (0.28)      (0.41)          (0.26)      (0.26)      (0.22)
 Net Realized Gains..................      (0.76)            --          --       (1.49)          (1.13)      (0.31)      (0.49)
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total Distributions...............      (0.86)         (0.32)      (0.28)      (1.90)          (1.39)      (0.57)      (0.71)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    24.84     $    24.26  $    17.45  $     9.33      $    23.74  $    17.96  $    13.37
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Total Return.........................       6.21%(C)      41.33%      91.35%     (57.00)%(C)      42.58%      39.95%      24.27%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,135,139     $1,833,038  $1,133,958  $  547,329      $1,458,152  $  838,948  $  482,378
Ratio of Expenses to Average Net
 Assets(D)...........................       0.76%(B)       0.78%       0.80%       0.77%(B)        0.78%       0.81%       0.97%
Ratio of Net Investment Income to
 Average Net Assets..................       1.11%(B)       1.70%       2.05%       2.61%(B)        1.48%       1.92%       2.21%
--------------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes...............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                     Emerging
                                                                                      Markets
                                                                                       Value
                                                                                    Portfolio-
                                                                                   Institutional
                                                                                       Class
                               Emerging Markets Value Portfolio-Class R2 Shares +     Shares
                               -------------------------------------------        -------------
                                                                       Period
                                                                      Jan. 29,          Six
                               Six Months       Year       Year       2008(a)         Months
                                  Ended        Ended      Ended          to            Ended
                                April 30,     Oct. 31,   Oct. 31,     Oct. 31,       April 30,
                                  2011          2010       2009         2008           2011
---------------------------------------------------------------------------------------------------
                               (Unaudited)                                          (Unaudited)
Net Asset Value, Beginning of
 Period.......................   $ 36.35     $ 46.84    $ 85.43    $187.35         $     36.27
                                 -------     -------    -------    -------         -----------
Income from Investment
 Operations...................
 Net Investment Income (Loss).      0.11(A)     0.56(A)    0.56(A)    3.93(A)             0.16(A)
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................      2.97        9.18      21.36     (92.36)               3.05
                                 -------     -------    -------    -------         -----------
 Total from Investment
   Operations.................      3.08        9.74      21.92     (88.43)               3.21
---------------------------------------------------------------------------------------------------
Less Distributions............
 Net Investment Income........     (0.10)      (7.12)     (6.00)    (13.49)              (0.13)
 Net Realized Gains...........     (1.63)     (13.11)    (54.52)        --               (1.63)
                                 -------     -------    -------    -------         -----------
   Total Distributions........     (1.73)     (20.23)    (60.52)    (13.49)              (1.76)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $ 37.70     $ 36.35    $ 46.83    $ 85.43         $     37.72
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return..................      8.93%(C)   29.71%     78.29%    (50.51)%(C)           9.30%(C)
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................   $45,012     $39,668    $ 5,082    $ 1,799         $15,352,746
Ratio of Expenses to Average
 Net Assets (D)...............      0.85%(B)    0.86%      0.90%      0.92%(B)(E)         0.59%(B)
Ratio of Net Investment
 Income to Average Net Assets.      0.62%(B)    1.39%      1.39%      3.35%(B)(E)         0.89%(B)
---------------------------------------------------------------------------------------------------






                                           Emerging Markets Value Portfolio-Institutional Class Shares
                               -----------------------------------------------------------------------------------

                                                                Period
                                    Year          Year         Dec. 1,          Year          Year         Year
                                   Ended         Ended         2007 to         Ended         Ended        Ended
                                  Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                                    2010          2009           2008           2007          2006         2005
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period....................... $     28.90    $    19.36    $    45.85      $    31.26    $    22.86    $    17.93
                               -----------    ----------    ----------      ----------    ----------    ----------
Income from Investment
 Operations...................
 Net Investment Income (Loss).        0.45(A)       0.38(A)       0.98(A)         0.78(A)       0.60(A)       0.50
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................        8.01         12.41        (25.48)          14.82          8.65          4.96
                               -----------    ----------    ----------      ----------    ----------    ----------
 Total from Investment
   Operations.................        8.46         12.79        (24.50)          15.60          9.25          5.46
-------------------------------------------------------------------------------------------------------------------
Less Distributions............
 Net Investment Income........       (0.39)        (0.34)        (1.00)          (0.63)        (0.60)        (0.44)
 Net Realized Gains...........       (0.70)        (2.91)        (0.99)          (0.38)        (0.25)        (0.09)
                               -----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions........       (1.09)        (3.25)        (1.99)          (1.01)        (0.85)        (0.53)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $     36.27    $    28.90    $    19.36      $    45.85    $    31.26    $    22.86
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return..................       30.04%        78.59%       (55.65)%(C)      50.98%        41.55%        31.06%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $11,542,870    $7,401,266    $3,735,580      $7,485,802    $4,283,696    $2,077,480
Ratio of Expenses to Average
 Net Assets (D)...............        0.60%         0.62%         0.60%(B)        0.60%         0.63%         0.70%
Ratio of Net Investment
 Income to Average Net Assets.        1.40%         1.76%         2.82%(B)        2.00%         2.22%         2.45%
-------------------------------------------------------------------------------------------------------------------

+At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          Emerging Markets Core Equity Portfolio
                           ---------------------------------------------------------------------------------------------
                                                                                                                    Period
                                                                          Period                                   April 5,
                            Six Months        Year          Year         Dec. 1,          Year         Year        2005(a)
                               Ended         Ended         Ended         2007 to         Ended        Ended           to
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,     Nov. 30,      Nov. 30,
                               2011           2010          2009           2008           2007         2006          2005
-------------------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    21.31     $    16.49    $     9.88    $    21.20      $    15.13    $  11.54    $  10.00
                           ----------     ----------    ----------    ----------      ----------    --------    --------
Income From Investment
 Operations...............
 Net Investment Income
   (Loss).................       0.13(A)        0.30(A)       0.25(A)       0.43(A)         0.35(A)     0.27(A)     0.10
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.83           4.81          6.56        (11.27)           6.10        3.54        1.51
                           ----------     ----------    ----------    ----------      ----------    --------    --------
   Total From Investment
    Operations............       1.96           5.11          6.81        (10.84)           6.45        3.81        1.61
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions........
 Net Investment Income....      (0.10)         (0.29)        (0.20)        (0.40)          (0.32)      (0.22)      (0.07)
 Net Realized Gains.......         --             --            --         (0.08)          (0.06)         --          --
                           ----------     ----------    ----------    ----------      ----------    --------    --------
   Total Distributions....      (0.10)         (0.29)        (0.20)        (0.48)          (0.38)      (0.22)      (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    23.17     $    21.31    $    16.49    $     9.88      $    21.20    $  15.13    $  11.54
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Total Return..............       9.24%(C)      31.30%        69.47%       (51.93)%(C)      43.20%      33.39%      16.12%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $5,410,193     $4,179,882    $2,455,035    $1,155,526      $1,829,466    $822,136    $218,563
Ratio of Expenses to
 Average Net Assets.......       0.65%(B)       0.65%         0.67%         0.65%(B)        0.65%       0.74%       1.00%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees)..       0.65%(B)       0.65%         0.67%         0.65%(B)        0.65%       0.72%       1.09%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.20%(B)       1.63%         2.03%         2.62%(B)        1.87%       2.02%       1.79%(B)(E)
Portfolio Turnover Rate...          0%(C)          4%            6%            3%(C)           2%          6%          2%(C)
-------------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes..............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, of which twenty-six (the "Portfolios") are included in this report and the remaining thirty-four are presented in separate reports.

   Of the Portfolios, eight invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund.

                                                                                                 Percentage
                                                                                                 Ownership
Feeder Funds                                 Master Funds                                        at 04/30/11
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         78%
Japanese Small Company Portfolio             The Japanese Small Company Series                       11%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   15%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  3%
Continental Small Company Portfolio          The Continental Small Company Series                     6%
Emerging Markets Portfolio                   The Emerging Markets Series                             94%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   98%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 98%

Fund of Funds
-------------
International Small Company Portfolio        The Japanese Small Company Series                       89%
                                             The Asia Pacific Small Company Series                   85%
                                             The United Kingdom Small Company Series                 97%
                                             The Continental Small Company Series                    94%
                                             The Canadian Small Company Series                      100%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    14%
                                             DFA International Real Estate Securities Portfolio      32%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       --

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio also invest in short-term temporary cash investments.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S.Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses or Other Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method.

Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio each accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor and Administrator:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

   For the six months ended April 30, 2011, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio*............. 0.05%
           U.S. Targeted Value Portfolio*..................... 0.10%
           U.S. Small Cap Value Portfolio*.................... 0.20%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.30%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.35%

               DFA International Small Cap Value Portfolio. 0.65%
               International Vector Equity Portfolio....... 0.45%
               World ex U.S. Value Portfolio............... 0.47%
               Emerging Markets Core Equity Portfolio...... 0.55%

   For the six months ended April 30, 2011, the Feeder Funds' and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

   * Effective March 30, 2007, U.S. Targeted Value Portfolio, and on
February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                Previously
                                                Recovery       Waived Fees/
                                             of Previously   Expenses Assumed
                                    Expense   Waived Fees/   Subject to Future
 Institutional Class Shares         Limits  Expenses Assumed     Recovery
 --------------------------         ------- ---------------- -----------------
 U.S. Targeted Value Portfolio (1).  0.50%         --               --
 U.S. Core Equity 1 Portfolio (2)..  0.23%         --               --
 U.S. Core Equity 2 Portfolio (2)..  0.26%         --               --

                                                                                    Previously
                                                                    Recovery       Waived Fees/
                                                                 of Previously   Expenses Assumed
                                                        Expense   Waived Fees/   Subject to Future
Institutional Class Shares                              Limits  Expenses Assumed     Recovery
--------------------------                              ------- ---------------- -----------------
U.S. Vector Equity Portfolio (2).......................  0.36%         --                 --
International Core Equity Portfolio (2)................  0.49%         --                 --
International Small Company Portfolio (3)..............  0.45%         --                 --
Japanese Small Company Portfolio (3)...................  0.47%         --                 --
Asia Pacific Small Company Portfolio (3)...............  0.47%         --                 --
United Kingdom Small Company Portfolio (3).............  0.47%         --              $  54
Continental Small Company Portfolio (3)................  0.47%         --                 --
DFA International Real Estate Securities Portfolio (2).  0.65%         --                 --
DFA Global Real Estate Securities Portfolio (4)........  0.55%         --              3,697
International Vector Equity Portfolio (2)..............  0.60%         --                 --
World ex U.S. Value Portfolio (8)......................  0.60%         --                 80
Emerging Markets Core Equity Portfolio (2).............  0.85%         --                 --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (5)......................  0.62%         --                 --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (6)......................  0.77%         --                 --
Emerging Markets Value Portfolio (7)...................  0.96%         --                 --

   (1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolios Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses (not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (4) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (5) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (6) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (7) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets, as listed above.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset the ("Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  6
            U.S. Large Cap Value Portfolio.....................  199
            U.S. Targeted Value Portfolio......................   51
            U.S. Small Cap Value Portfolio.....................  197
            U.S. Core Equity 1 Portfolio.......................   68
            U.S. Core Equity 2 Portfolio.......................  123
            U.S. Vector Equity Portfolio.......................   39
            U.S. Small Cap Portfolio...........................   87
            U.S. Micro Cap Portfolio...........................   99
            DFA Real Estate Securities Portfolio...............   65
            Large Cap International Portfolio..................   46
            International Core Equity Portfolio................  116
            International Small Company Portfolio..............  139
            Japanese Small Company Portfolio...................    4
            Asia Pacific Small Company Portfolio...............    3
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    4
            DFA International Real Estate Securities Portfolio.   21
            DFA Global Real Estate Securities Portfolio........   11
            DFA International Small Cap Value Portfolio........  217
            International Vector Equity Portfolio..............    8
            World ex U.S. Value Portfolio......................   --
            Emerging Markets Portfolio.........................   63
            Emerging Markets Small Cap Portfolio...............   35
            Emerging Markets Value Portfolio...................  232
            Emerging Markets Core Equity Portfolio.............   81

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                          U.S. Government   Other Investment
                                            Securities         Securities
                                         ----------------- ------------------
                                         Purchases  Sales  Purchases  Sales
                                         --------- ------- --------- --------
  Enhanced U.S. Large Company Portfolio.  $35,060  $36,437 $ 88,870  $ 73,339
  U.S. Targeted Value Portfolio.........       --       --  473,318   273,305
  U.S. Small Cap Value Portfolio........       --       --  473,768   657,133

                                                     U.S. Government   Other Investment
                                                       Securities         Securities
                                                    ----------------- ------------------
                                                    Purchases   Sales Purchases  Sales
                                                    --------- ------- --------- --------
U.S. Core Equity 1 Portfolio.......................    --       --    $385,254  $ 64,858
U.S. Core Equity 2 Portfolio.......................    --       --     342,363   206,758
U.S. Vector Equity Portfolio.......................    --       --     187,487    93,928
U.S. Small Cap Portfolio...........................    --       --     601,020   321,897
U.S. Micro Cap Portfolio...........................    --       --     220,298   336,831
DFA Real Estate Securities Portfolio...............    --       --     150,846    60,299
Large Cap International Portfolio..................    --       --     130,669    30,612
International Core Equity Portfolio................    --       --     529,912    82,929
DFA International Real Estate Securities Portfolio.    --       --     112,312    72,054
DFA International Small Cap Value Portfolio........    --       --     864,586   804,411
International Vector Equity Portfolio..............    --       --      70,757    14,972
Emerging Markets Core Equity Portfolio.............    --       --     832,943    19,988

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.          --        $   (15)       $     15
U.S. Large Cap Value Portfolio........          --             --              --
U.S. Targeted Value Portfolio.........     $    30           (200)            170
U.S. Small Cap Value Portfolio........      55,514           (388)        (55,126)
U.S. Core Equity 1 Portfolio..........          --            (16)             16
U.S. Core Equity 2 Portfolio..........          --            (42)             42
U.S. Vector Equity Portfolio..........          --            (24)             24
U.S. Small Cap Portfolio..............        (104)          (144)            248
U.S. Micro Cap Portfolio..............          --           (258)            258
DFA Real Estate Securities Portfolio..          --              4              (4)
Large Cap International Portfolio.....          --            383            (383)
International Core Equity Portfolio...         (13)           971            (958)
International Small Company Portfolio.      (8,877)        11,998          (3,121)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Japanese Small Company Portfolio...................      $(4,574)      $    81        $  4,493
Asia Pacific Small Company Portfolio...............         (259)          100             159
United Kingdom Small Company Portfolio.............          (74)           33              41
Continental Small Company Portfolio................         (195)          476            (281)
DFA International Real Estate Securities Portfolio.          136           790            (926)
DFA Global Real Estate Securities Portfolio........          101          (101)             --
DFA International Small Cap Value Portfolio........       13,148        16,536         (29,684)
International Vector Equity Portfolio..............          207           (62)           (145)
World ex U.S. Value Portfolio......................           (4)            6              (2)
Emerging Markets Portfolio.........................       15,558        (2,642)        (12,916)
Emerging Markets Small Cap Portfolio...............        2,294          (295)         (1,999)
Emerging Markets Value Portfolio...................       48,632       (11,121)        (37,511)
Emerging Markets Core Equity Portfolio.............           --          (776)            776

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2009 and the year ended October 31, 2010 were as follows (amounts in thousands):

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------

  Enhanced U.S. Large Company Portfolio
  2009..................................    $ 19,564          --      $ 19,564
  2010..................................       1,589          --         1,589

  U.S. Large Cap Value Portfolio
  2009..................................     130,238          --       130,238
  2010..................................     116,599          --       116,599

  U.S. Targeted Value Portfolio
  2009..................................      14,179          --        14,179
  2010..................................      12,576         $ 7        12,583

  U.S. Small Cap Value Portfolio
  2009..................................      69,882          --        69,882
  2010..................................      25,747          --        25,747

  U.S. Core Equity 1 Portfolio
  2009..................................      31,598          --        31,598
  2010..................................      31,326          --        31,326

  U.S. Core Equity 2 Portfolio
  2009..................................      55,009          --        55,009
  2010..................................      53,941          --        53,941

                                                    Net Investment
                                                        Income
                                                    and Short-Term   Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- -------

U.S. Vector Equity Portfolio
2009...............................................    $16,454          --       $16,454
2010...............................................     14,799          --        14,799

U.S. Small Cap Portfolio
2009...............................................     26,412          --        26,412
2010...............................................     21,528          --        21,528

U.S. Micro Cap Portfolio
2009...............................................     57,816          --        57,816
2010...............................................     17,526          --        17,526

DFA Real Estate Securities Portfolio
2009...............................................     95,934          --        95,934
2010...............................................     70,908          --        70,908

Large Cap International Portfolio
2009...............................................     32,286          --        32,286
2010...............................................     40,390          --        40,390

International Core Equity Portfolio
2009...............................................     77,469          --        77,469
2010...............................................     83,173          --        83,173

International Small Company Portfolio
2009...............................................     81,118          --        81,118
2010...............................................     84,604          --        84,604

Japanese Small Company Portfolio
2009...............................................      2,426          --         2,426
2010...............................................      1,845          --         1,845

Asia Pacific Small Company Portfolio
2009...............................................      2,724          --         2,724
2010...............................................      3,162          --         3,162

United Kingdom Small Company Portfolio
2009...............................................        658          --           658
2010...............................................        694          --           694

Continental Small Company Portfolio
2009...............................................      2,087          --         2,087
2010...............................................      1,863          --         1,863

DFA International Real Estate Securities Portfolio
2009...............................................     11,227          --        11,227
2010...............................................     79,025          --        79,025

                                             Net Investment
                                                 Income
                                             and Short-Term   Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- --------

DFA Global Real Estate Securities Portfolio
2009........................................    $  2,370            --    $  2,370
2010........................................      30,971            --      30,971

DFA International Small Cap Value Portfolio
2009........................................     108,717      $ 25,188     133,905
2010........................................     108,095         6,990     115,085

International Vector Equity Portfolio
2009........................................       3,671            --       3,671
2010........................................       5,534            54       5,588

Emerging Markets Portfolio
2009........................................      36,673        23,932      60,605
2010........................................      40,081        42,220      82,301

Emerging Markets Small Cap Portfolio
2009........................................      16,832            --      16,832
2010........................................      22,951         1,637      24,588

Emerging Markets Value Portfolio
2009........................................     114,611       518,510     633,121
2010........................................     190,697       142,234     332,931

Emerging Markets Core Equity Portfolio
2009........................................      29,028            --      29,028
2010........................................      48,768            --      48,768

   World ex U.S. Value Portfolio commenced operations on August 23, 2010 and did not pay any distributions for the year ended October 31, 2010.

   At October 31, 2010, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                        Income
                                                    and Short-Term   Long-Term
                                                    Capital Gains  Capital Gains  Total
-                                                   -------------- ------------- -------
U.S. Targeted Value Portfolio......................    $    22        $     7    $    29
DFA International Real Estate Securities Portfolio.        162             --        162
DFA Global Real Estate Securities Portfolio........        101             --        101
DFA International Small Cap Value Portfolio........      6,406          6,990     13,396
International Vector Equity Portfolio..............        154             54        208
Emerging Markets Portfolio.........................      3,182         12,406     15,588
Emerging Markets Small Cap Portfolio...............        657          1,637      2,294
Emerging Markets Value Portfolio...................     10,256         25,596     35,852

   At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                    Undistributed                               Total Net
                                                    Net Investment                            Distributable
                                                      Income and   Undistributed   Capital      Earnings
                                                      Short-Term     Long-Term       Loss     (Accumulated
                                                    Capital Gains  Capital Gains Carryforward    Losses)
                                                    -------------- ------------- ------------ -------------
Enhanced U.S. Large Company Portfolio..............    $    60             --    $   (83,155)  $   (83,095)
U.S. Large Cap Value Portfolio.....................     17,615             --     (1,943,065)   (1,925,450)
U.S. Targeted Value Portfolio......................      2,337       $  4,739             --         7,076
U.S. Small Cap Value Portfolio.....................      3,841             --       (111,515)     (107,674)
U.S. Core Equity 1 Portfolio.......................      6,246             --        (81,149)      (74,903)
U.S. Core Equity 2 Portfolio.......................     12,077             --        (84,843)      (72,766)
U.S. Vector Equity Portfolio.......................      2,999             --        (83,542)      (80,543)
U.S. Small Cap Portfolio...........................      4,727             --       (202,569)     (197,842)
U.S. Micro Cap Portfolio...........................      3,313             --       (269,190)     (265,877)
DFA Real Estate Securities Portfolio...............     13,051             --       (190,348)     (177,297)
Large Cap International Portfolio..................      6,285             --       (168,708)     (162,423)
International Core Equity Portfolio................     23,835             --        (79,551)      (55,716)
International Small Company Portfolio..............     62,669             --        (75,782)      (13,113)
Japanese Small Company Portfolio...................        746             --        (86,440)      (85,694)
Asia Pacific Small Company Portfolio...............      4,232             --        (33,364)      (29,132)
United Kingdom Small Company Portfolio.............        216             --         (2,879)       (2,663)
Continental Small Company Portfolio................        655             --        (29,435)      (28,780)
DFA International Real Estate Securities Portfolio.     99,500             --        (86,757)       12,743
DFA Global Real Estate Securities Portfolio........      5,020             --         (2,755)        2,265
DFA International Small Cap Value Portfolio........     52,524        138,419             --       190,943
International Vector Equity Portfolio..............      2,022          2,417             --         4,439
World ex U.S. Value Portfolio......................         78            194            272           544
Emerging Markets Portfolio.........................      3,780        136,068             --       139,848
Emerging Markets Small Cap Portfolio...............      3,840         58,346             --        62,186
Emerging Markets Value Portfolio...................     82,579        479,238             --       561,817
Emerging Markets Core Equity Portfolio.............      9,681             --        (53,657)      (43,976)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                       2011 2012 2013 2014  2015    2016      2017     2018     Total
-                                      ---- ---- ---- ---- ------ -------- ---------- ------- ----------
Enhanced U.S. Large Company Portfolio.  --   --   --   --      -- $ 83,155         --      -- $   83,155
U.S. Large Cap Value Portfolio........  --   --   --   --      --       -- $1,943,065      --  1,943,065
U.S. Small Cap Value Portfolio........  --   --   --   --      --       --    111,515      --    111,515
U.S. Core Equity 1 Portfolio..........  --   --   --   --  $2,284   18,644     60,221      --     81,149
U.S. Core Equity 2 Portfolio..........  --   --   --   --   5,654   42,181     37,008      --     84,843
U.S. Vector Equity Portfolio..........  --   --   --   --      --    3,326     80,216      --     83,542
U.S. Small Cap Portfolio..............  --   --   --   --      --  202,067        502      --    202,569
U.S. Micro Cap Portfolio..............  --   --   --   --      --  207,930     61,260      --    269,190
DFA Real Estate Securities Portfolio..  --   --   --   --      --   82,044     62,969 $45,335    190,348
Large Cap International Portfolio.....  --   --   --   --      --   19,004    135,393  14,311    168,708
International Core Equity Portfolio...  --   --   --   --      --       --     79,551      --     79,551
International Small Company Portfolio.  --   --   --   --      --       --     75,782      --     75,782

                                                     2011    2012   2013   2014   2015   2016    2017    2018    Total
                                                    ------- ------ ------ ------ ------ ------- ------- ------- -------
Japanese Small Company Portfolio................... $19,912 $3,801 $3,055 $2,451 $8,004 $23,057 $13,952 $12,208 $86,440
Asia Pacific Small Company Portfolio...............     501  1,151    907    864     --  21,680   8,261      --  33,364
United Kingdom Small Company Portfolio.............      --     --     --     --     --     892   1,987      --   2,879
Continental Small Company Portfolio................      --     --     --     --     --  16,959   7,224   5,252  29,435
DFA International Real Estate Securities Portfolio       --     --     --     --     46  13,446  34,576  38,689  86,757
DFA Global Real Estate Securities Portfolio........      --     --     --     --     --      --      --   2,755   2,755
Emerging Markets Core Equity Portfolio.............      --     --     --     --     --  27,213  26,444      --  53,657

   During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Enhanced U.S. Large Company Portfolio....... $ 24,806
             U.S. Large Cap Value Portfolio..............  498,328
             U.S. Targeted Value Portfolio...............   82,599
             U.S. Small Cap Value Portfolio..............  462,423
             U.S. Core Equity 1 Portfolio................      981
             U.S. Core Equity 2 Portfolio................    9,909
             U.S. Vector Equity Portfolio................   11,136
             U.S. Small Cap Portfolio....................  178,052
             U.S. Micro Cap Portfolio....................  245,602
             International Core Equity Portfolio.........   18,702
             International Small Company Portfolio.......  155,578
             Asia Pacific Small Company Portfolio........    5,335
             United Kingdom Small Company Portfolio......      129
             DFA International Small Cap Value Portfolio.   32,601
             International Vector Equity Portfolio.......    3,383
             Emerging Markets Small Cap Portfolio........   37,102
             Emerging Markets Core Equity Portfolio......   35,738

   For the year ended October 31, 2010, Japanese Small Company Portfolio had capital loss carryforward expirations of $4,453 (in thousands).

   Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

                                                    Mark to Market Realized Gains
                                                    -------------- --------------
Large Cap International Portfolio..................    $  1,994            --
International Core Equity Portfolio................       6,636       $   660
International Small Company Portfolio..............      30,541         9,481
Japanese Small Company Portfolio...................         109             3
Asia Pacific Small Company Portfolio...............       3,577            44
United Kingdom Small Company Portfolio.............          12            --
Continental Small Company Portfolio................          54           425
DFA International Real Estate Securities Portfolio.     102,024           688
DFA International Small Cap Value Portfolio........      14,397        19,367
International Vector Equity Portfolio..............         929            15
World ex U.S. Value Portfolio......................          --            --
Emerging Markets Portfolio.........................         434            --
Emerging Markets Small Cap Portfolio...............         590           285
Emerging Markets Value Portfolio...................         292             4
Emerging Markets Core Equity Portfolio.............       1,040            --

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                Net
                                                                                             Unrealized
                                                     Federal    Unrealized    Unrealized    Appreciation
                                                     Tax Cost  Appreciation (Depreciation) (Depreciation)
                                                    ---------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio.............. $  173,885  $    4,562   $      (121)    $    4,441
U.S. Large Cap Value Portfolio.....................  5,528,601   2,639,034       (33,865)     2,605,169
U.S. Targeted Value Portfolio......................  2,716,433     795,479      (128,476)       667,003
U.S. Small Cap Value Portfolio.....................  8,004,369   2,577,087    (1,006,718)     1,570,369
U.S. Core Equity 1 Portfolio.......................  3,362,560     889,724      (159,897)       729,827
U.S. Core Equity 2 Portfolio.......................  5,598,062   1,508,983      (426,081)     1,082,902
U.S. Vector Equity Portfolio.......................  1,851,902     518,586      (155,329)       363,257
U.S. Small Cap Portfolio...........................  4,461,462   1,540,902      (348,151)     1,192,751
U.S. Micro Cap Portfolio...........................  3,391,506   1,460,307      (536,791)       923,516
DFA Real Estate Securities Portfolio...............  2,994,218   1,009,048      (156,864)       852,184
Large Cap International Portfolio..................  1,884,007     568,336      (164,202)       404,134
International Core Equity Portfolio................  6,507,005   1,288,195      (533,092)       755,103
International Small Company Portfolio..............  5,639,000   1,905,064      (546,584)     1,358,480
Japanese Small Company Portfolio...................    228,185      70,225      (129,314)       (59,089)
Asia Pacific Small Company Portfolio...............    131,801      89,080       (51,223)        37,857
United Kingdom Small Company Portfolio.............     31,024      29,728       (21,336)         8,392
Continental Small Company Portfolio................    116,471     101,096       (59,640)        41,456
DFA International Real Estate Securities Portfolio   1,240,003     146,570       (83,993)        62,577
DFA Global Real Estate Securities Portfolio........    611,140     232,074       (26,843)       205,231
DFA International Small Cap Value Portfolio........  9,261,087   2,374,337    (1,407,931)       966,406
International Vector Equity Portfolio..............    425,115     151,474       (15,294)       136,180
World ex U.S. Value Portfolio......................     35,783       6,860           572          7,432
Emerging Markets Portfolio.........................  1,179,239   1,473,244       (77,197)     1,396,047

                                                                                     Net
                                                                                  Unrealized
                                         Federal     Unrealized    Unrealized    Appreciation
                                         Tax Cost   Appreciation (Depreciation) (Depreciation)
                                        ----------- ------------ -------------- --------------
Emerging Markets Small Cap Portfolio... $ 1,439,542  $  770,701    $ (74,294)     $  696,407
Emerging Markets Value Portfolio.......  11,261,434   4,735,469     (593,849)      4,141,620
Emerging Markets Core Equity Portfolio.   4,228,409   1,796,793     (152,727)      1,644,066

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code (S)337(a), each of the master funds recognizes no gain or loss and, pursuant to Code (S)332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code
(S)334(b)(1) and (S)1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code (S)337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code (S)332(a), the

Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio has recognized the Master Fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code (S)334(b)(1) and (S)1223, the Portfolio will maintain its respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

   Certain prior year balances have been reclassified to conform with current year presentation. Such reclassifications impacted the paid-in capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statements of assets and liabilities of International Small Company Portfolio and Emerging Markets Value Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            Six Months              Year
                                                              Ended                 Ended
                                                          April 30, 2011        Oct. 31, 2010
                                                       -------------------  --------------------
                                                         Amount     Shares     Amount     Shares
                                                       ----------  -------  -----------  -------

U.S. Targeted Value Portfolio

Class R1 Shares
 Shares Issued........................................ $    6,540      391  $     7,401      778
 Shares Issued in Lieu of Cash Distributions..........        239       15          312       35
 Shares Redeemed......................................     (4,337)    (257)      (5,936)    (632)
 Shares Reduced by Reverse Stock Split................         --       (2)          --   (1,314)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $    2,442      147  $     1,777   (1,133)
                                                       ==========  =======  ===========  =======

Class R2 Shares
 Shares Issued........................................ $    4,897      303  $     5,859      572
 Shares Issued in Lieu of Cash Distributions..........         34        2           29        3
 Shares Redeemed......................................     (3,133)    (192)      (3,559)    (360)
 Shares Reduced by Reverse Stock Split................         --       (7)          --     (159)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    1,798      106  $     2,329       56
                                                       ==========  =======  ===========  =======

Institutional Class Shares
 Shares Issued........................................ $  541,614   31,836  $   897,844   63,857
 Shares Issued in Lieu of Cash Distributions..........     12,763      786       11,187      862
 Shares Redeemed......................................   (356,577) (21,160)    (512,167) (37,960)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  197,800   11,462  $   396,864   26,759
                                                       ==========  =======  ===========  =======

Emerging Markets Value Portfolio

Class R2 Shares
 Shares Issued........................................ $   47,533    1,733  $    34,637   18,214
 Shares Issued in Lieu of Cash Distributions..........      1,917       55        6,798    3,947
 Shares Redeemed......................................    (45,863)  (1,458)      (6,985)  (3,724)
 Shares Reduced by Conversion of Shares...............         --  (19,608)          --       --
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    3,587  (19,278) $    34,450   18,437
                                                       ==========  =======  ===========  =======

Institutional Class Shares
 Shares Issued........................................ $3,429,521   95,992  $ 3,313,583  103,334
 Shares Issued in Lieu of Cash Distributions..........    545,949   15,779      265,972    8,765
 Shares Redeemed......................................   (817,377) (23,016)  (1,555,298) (49,938)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $3,158,093   88,755  $ 2,024,257   62,161
                                                       ==========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors/Trustees of DFA Investment Dimensions Group Inc. authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares has a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the six-month period ended April 30, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At April 30, 2011, Enhanced U.S. Large Company Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                  Unrealized
                                                                    Foreign
   Settlement Currency                   Contract     Value at     Exchange
      Date     Amount   Currency Sold     Amount   April 30, 2011 Gain (Loss)
   ---------- -------- ----------------- --------  -------------- -----------
    05/04/11.   29,539 Canadian Dollars  $ 30,967     $ 31,216      $   249
    05/04/11.  (4,322) Canadian Dollars    (4,541)      (4,567)         (26)
    05/04/11. (25,217) Canadian Dollars   (25,898)     (26,649)        (751)
    06/01/11. (29,627) Canadian Dollars   (31,040)     (31,289)        (249)
    05/04/11.          UK Pound
                 3,236 Sterling             5,347        5,405           58
    05/04/11.          UK Pound
               (3,236) Sterling            (5,194)      (5,405)        (211)
    06/01/11.          UK Pound
               (3,255) Sterling            (5,377)      (5,434)         (57)
    05/04/11.    4,726 Euro                 6,926        6,998           72
    05/04/11.    2,884 Euro                 4,177        4,272           95
    05/04/11.  (7,610) Euro               (10,803)     (11,270)        (467)
    06/01/11.  (4,730) Euro                (6,928)      (7,000)         (72)
                                         --------     --------      -------
                                         $(42,364)    $(43,723)     $(1,359)
                                         ========     ========      =======

*During the six months ended April 30, 2011, the Portfolio's average cost of forward currency contracts was $(49,600) (in thousands).

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities' prices in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2011, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                        Expiration Number of  Contract Unrealized
                                         Description       Date    Contracts*  Value   Gain (Loss)
                                       -------------    ---------- ---------- -------- -----------
Enhanced U.S. Large Company Portfolio. S&P 500 Index(R) 06/17/2011    489     $166,223   $5,422
  Securities have been segregated as collateral for open futures contracts......................

*During the six months ended April 30, 2011 the Portfolio's average notional value of outstanding futures contracts was $154,531 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the six months ended April 30, 2011.

       The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2011:

                                      Location on the Statements of Assets and Liabilities
-                           -------------------------------------------------------------------------
     Derivative Type                 Asset Derivatives                  Liability Derivatives
--------------------------- ------------------------------------ ------------------------------------
Foreign exchange contracts. Unrealized Gain on Forward Currency  Unrealized Loss on Forward Currency
                            Contracts                            Contracts

Equity contracts........... Receivables: Futures Margin
                              Variation.........................

       The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                         Asset Derivatives Value
                                                      ----------------------------
                                        Total Value    Foreign
                                             at       Exchange          Equity
                                       April 30, 2011 Contracts       Contracts
                                       -------------- ---------    ----------------
Enhanced U.S. Large Company Portfolio.        $5,896        $474        $5,422*

                                                       Liability Derivatives Value
                                                      ----------------------------
                                                       Foreign
                                       Total Value at Exchange
                                       April 30, 2011 Contracts    Equity Contracts
                                       -------------- ---------    ----------------
Enhanced U.S. Large Company Portfolio.       $(1,833)     $(1,833)        --

*Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

       The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2011 (amounts in thousands):

     Derivative Type               Location of Gain (Loss) on Derivatives Recognized in Income
--------------------------- ---------------------------------------------------------------------------
Foreign exchange contracts. Net Realized Gain (Loss) on: Foreign Currency Transactions Change in
                            Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency
                            Denominated Amounts

Equity contracts........... Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                            (Depreciation) of: Futures

       The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2011 (amounts in thousands):

                                                 Realized Gain (Loss)
                                                    on Derivatives
                                                 Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                               Total    Contracts  Contracts
                                             --------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $ 27,248    $(1,673)  $ 28,921
      U.S. Targeted Value Portfolio*........        9         --          9
      U.S. Small Cap Portfolio*.............      930         --        930

                                                 Change in Unrealized
                                             Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                               Total    Contracts  Contracts
                                             --------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $(6,171)    $(1,186)  $(4,985)

   *As of April 30, 2011, there were no futures contracts outstanding. During the six months ended April 30, 2011, the Portfolio had limited activity in futures contracts.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                               Weighted      Weighted    Number of   Interest Maximum Amount
                                                Average      Average        Days     Expense  Borrowed During
                                             Interest Rate Loan Balance Outstanding* Incurred   the Period
                                             ------------- ------------ ------------ -------- ---------------
DFA Global Real Estate Securities Portfolio.     1.93%        $4,770         1          --        $4,770

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                                       Average      Average        Days     Expense  Borrowed During
                                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                                    ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio......................     0.92%       $ 1,675         11         --        $ 3,038
U.S. Small Cap Value Portfolio.....................     0.94%         2,192         9         $ 1         10,491
U.S. Core Equity 2 Portfolio.......................     0.92%         4,188         5           1          7,690
U.S. Vector Equity Portfolio.......................     0.90%         8,110         1          --          8,110
U.S. Small Cap Portfolio...........................     0.90%         4,160         7           1         11,611
U.S. Micro Cap Portfolio...........................     0.86%         6,908         13          2         15,925
DFA Real Estate Securities Portfolio...............     0.93%         5,182         6           1         14,265
Large Cap International Portfolio..................     0.93%         1,657         5          --          2,086
International Core Equity Portfolio................     0.90%           910         1          --            910
International Small Company Portfolio..............     0.93%         3,757         13          1          7,646
DFA International Real Estate Securities Portfolio      0.93%        11,492         11          3         19,502
DFA Global Real Estate Securities Portfolio             0.94%         5,529         18          3         32,769
DFA International Small Cap Value Portfolio........     0.92%         2,781         23          2         10,166
World ex U.S. Value Portfolio......................     0.91%            46         1          --             46
Emerging Markets Core Equity Portfolio.............     0.93%         4,114         9           1          6,987

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

J. Securities Lending:

   As of April 30, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral with a market value of $98,204 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least
(i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2010, U.S. Small Cap Value Portfolio realized net gains of in-kind redemptions in the amount of $56,505 (amount in thousands).

N. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

O. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                                Approximate
                                                                                                 Percentage
                                                                                   Number of   of Outstanding
                                                                                  Shareholders     Shares
-                                                                                 ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares..............      2            74%
U.S. Large Cap Value Portfolio -- Institutional Class Shares.....................      3            76%
U.S. Targeted Value Portfolio -- Class R1 Shares.................................      1            95%
U.S. Targeted Value Portfolio -- Class R2 Shares.................................      2            79%
U.S. Targeted Value Portfolio -- Institutional Class Shares......................      2            55%
U.S. Small Cap Value Portfolio -- Institutional Class Shares.....................      2            52%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares.......................      3            65%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares.......................      3            65%
U.S. Vector Equity Portfolio -- Institutional Class Shares.......................      4            89%
U.S. Small Cap Portfolio -- Institutional Class Shares...........................      3            49%
U.S. Micro Cap Portfolio -- Institutional Class Shares...........................      2            57%
DFA Real Estate Securities Portfolio -- Institutional Class Shares...............      3            73%
Large Cap International Portfolio -- Institutional Class Shares..................      2            71%
International Core Equity Portfolio -- Institutional Class Shares................      3            70%
International Small Company Portfolio -- Institutional Class Shares..............      2            47%
Japanese Small Company Portfolio -- Institutional Class Shares...................      3            62%
Asia Pacific Small Company Portfolio -- Institutional Class Shares...............      3            80%
United Kingdom Small Company Portfolio -- Institutional Class Shares.............      2            89%
Continental Small Company Portfolio -- Institutional Class Shares................      4            84%
DFA International Real Estate Securities Portfolio -- Institutional Class Shares.      3            83%
DFA Global Real Estate Securities Portfolio -- Institutional Class Shares........      3            93%
DFA International Small Cap Value Portfolio -- Institutional Class Shares........      2            49%
International Vector Equity Portfolio -- Institutional Class Shares..............      3            87%
World ex U.S. Value Portfolio -- Institutional Class Shares......................      3            92%
Emerging Markets Portfolio -- Institutional Class Shares.........................      3            68%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares...............      1            28%
Emerging Markets Value Portfolio -- Class R2 Shares..............................      1            78%
Emerging Markets Value Portfolio -- Institutional Class Shares...................      2            29%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares.............      2            57%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES

                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                    For the Period November 8, 2010 to April 30, 2011
     EXPENSE TABLES
                                    Beginning     Ending                   Expenses
                                     Account     Account      Annualized     Paid
                                      Value       Value        Expense      During
                                    11/09/10     04/30/11       Ratio*     Period*
                                    ---------     ---------   ----------   --------
     Actual Fund Return............ $1,000.00    $1,143.98      0.55%       $2.81
     Hypothetical 5% Annual Return. $1,000.00    $1,022.07      0.55%       $2.76

--------
* The Fund commenced operations on November 8, 2010. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (174), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six-months ended April 30, 2011 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Corporate..........  57.2%
Government.........  13.3%
Foreign Corporate..  16.1%
Foreign Government.  10.0%
Supranational......   3.4%
                    ------
                    100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                 Face
                                                Amount^      Value+
                                                -------      -----
                                                 (000)
            BONDS -- (78.8%)
            AUSTRALIA -- (2.4%)
            BHP Billiton Finance USA, Ltd.
            (u)5.125%, 03/29/12                    700  $   729,770
            (u)5.500%, 04/01/14                    960    1,069,362
            Telstra Corp., Ltd.
            (u)6.375%, 04/01/12                  1,250    1,315,109
            Westpac Banking Corp. NL
            (u)2.250%, 11/19/12                  2,000    2,038,364
                                                        -----------
            TOTAL AUSTRALIA                               5,152,605
                                                        -----------

            AUSTRIA -- (1.0%)
            Oesterreichische Kontrollbank AG
            (u)1.375%, 01/21/14                  2,000    2,013,318
                                                        -----------

            CANADA -- (8.0%)
            Bank of Nova Scotia
            (u)2.375%, 12/17/13                  2,800    2,865,369
            Canadian National Railway Co.
            (u)4.400%, 03/15/13                  1,150    1,222,607
            Canadian Natural Resources, Ltd.
            (u)5.150%, 02/01/13                    625      667,379
            Export Development Canada
            (u)2.375%, 03/19/12                  1,000    1,018,427
            Manitoba, Province of Canada
            (u)2.125%, 04/22/13                  1,500    1,538,614
            Ontario, Province of Canada
            (u)1.875%, 11/19/12                  1,000    1,019,955
            (u)4.375%, 02/15/13                    600      638,690
            (u)1.375%, 01/27/14                  1,300    1,308,359
            Potash Corp. of Saskatchewan, Inc.
            (u)7.750%, 05/31/11                    350      351,817
            Royal Bank of Canada
            (u)2.250%, 03/15/13                  1,400    1,441,509
            (u)1.125%, 01/15/14                  1,000      997,351
            Saskatchewan, Province of Canada
            (u)7.375%, 07/15/13                  1,800    2,047,752
            TransCanada Pipelines, Ltd.
            (u)4.000%, 06/15/13                  1,475    1,561,795
                                                        -----------
            TOTAL CANADA                                 16,679,624
                                                        -----------

            FRANCE -- (1.9%)
            BNP Paribas SA
            (u)2.125%, 12/21/12                  2,000    2,032,592
            Total Capital SA
            (u)5.000%, 05/22/12                  1,500    1,567,633

                                                     Face
                                                    Amount^     Value+
                                                    -------     -----
                                                     (000)
         FRANCE -- (Continued)
         Veolia Environnement SA
         (u)5.250%, 06/03/13                           425  $  455,085
                                                            ----------
         TOTAL FRANCE                                        4,055,310
                                                            ----------

         GERMANY -- (2.0%)
         Deutsche Bank AG
         (u)4.875%, 05/20/13                         1,300   1,387,732
         Kreditanstalt fuer Wiederaufbau AG
         (u)1.375%, 07/15/13                         1,700   1,721,876
         Landwirtschaftliche Rentenbank
         (u)1.875%, 09/24/12                         1,000   1,018,683
                                                            ----------
         TOTAL GERMANY                                       4,128,291
                                                            ----------

         NETHERLANDS -- (1.2%)
         Deutsche Telekom International Finance NV
         (u)5.250%, 07/22/13                           525     568,077
         Nederlandse Waterschapsbank
         (u)5.375%, 09/04/12                         1,000   1,063,000
         Shell International Finance NV
         (u)1.300%, 09/22/11                         1,000   1,004,289
                                                            ----------
         TOTAL NETHERLANDS                                   2,635,366
                                                            ----------

         NORWAY -- (1.4%)
         Eksportfinans ASA
         (u)1.875%, 04/02/13                         2,800   2,850,907
                                                            ----------

         SUPRANATIONAL ORGANIZATION
          OBLIGATIONS -- (2.7%)
         Asian Development Bank
         (u)1.625%, 07/15/13                         1,200   1,222,228
         European Investment Bank
         (u)2.625%, 11/15/11                         1,000   1,012,579
         Inter-American Development Bank
         (u)1.750%, 10/22/12                         1,300   1,322,376
         International Bank for Reconstruction &
          Development
         (u)2.000%, 04/02/12                         1,000   1,015,246
         Nordic Investment Bank
         (u)1.625%, 01/28/13                         1,000   1,017,245
                                                            ----------

         TOTAL SUPRANATIONAL ORGANIZATION
          OBLIGATIONS                                        5,589,674
                                                            ----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED



                                                   Face
                                                  Amount^     Value+
                                                  -------     -----
                                                   (000)
            SWITZERLAND -- (1.7%)
            Credit Suisse AG
            (u)5.000%, 05/15/13                    1,625  $1,741,709
            UBS AG
            (u)2.250%, 08/12/13                    1,735   1,763,338
                                                          ----------
            TOTAL SWITZERLAND                              3,505,047
                                                          ----------

            UNITED KINGDOM -- (2.4%)
            Barclays Bank P.L.C.
            (u)5.450%, 09/12/12                    2,000   2,119,774
            BP Capital Markets P.L.C.
            (u)5.250%, 11/07/13                    1,325   1,436,444
            Diageo Capital P.L.C.
            (u)5.200%, 01/30/13                    1,450   1,554,162
                                                          ----------
            TOTAL UNITED KINGDOM                           5,110,380
                                                          ----------

            UNITED STATES -- (54.1%)
            3M Co.
             4.375%, 08/15/13                     $3,000   3,245,499
            Aetna, Inc.
             5.750%, 06/15/11                        100     100,618
            Air Products & Chemicals, Inc.
             4.150%, 02/01/13                        500     521,581
            American Express Credit Corp.
             5.875%, 05/02/13                      1,050   1,137,055
            Anheuser-Busch InBev Worldwide, Inc.
             2.500%, 03/26/13                        450     461,236
            Apache Corp.
             6.000%, 09/15/13                        715     795,580
            Archer-Daniels-Midland Co.
             7.125%, 03/01/13                        325     360,051
            Arrow Electronics, Inc.
             6.875%, 07/01/13                        350     382,586
            AT&T, Inc.
             4.950%, 01/15/13                        975   1,038,392
             6.700%, 11/15/13                        380     428,651
            Avery Dennison Corp.
             4.875%, 01/15/13                      1,300   1,367,462
            Baker Hughes, Inc.
             6.500%, 11/15/13                        450     507,852
            Baltimore Gas & Electric Co.
             6.125%, 07/01/13                        500     550,348
            Bank of America Corp.
             5.375%, 09/11/12                        850     896,945
             4.875%, 01/15/13                        650     685,118

                                                       Face
                                                      Amount     Value+
                                                      ------     -----
                                                      (000)
         UNITED STATES -- (Continued)
         Bank of New York Mellon Corp. (The)
          4.500%, 04/01/13                            $1,000 $1,068,313
          5.125%, 08/27/13                             2,150  2,342,584
         Baxter International, Inc.
          1.800%, 03/15/13                               910    924,741
         BB&T Corp.
          3.850%, 07/27/12                             1,400  1,448,458
         BlackRock, Inc.
          2.250%, 12/10/12                             1,820  1,859,811
         Boeing Capital Corp.
          5.800%, 01/15/13                               350    378,829
         Boeing Co. (The)
          1.875%, 11/20/12                               550    560,205
         Bristol-Myers Squibb Co.
          5.250%, 08/15/13                             1,175  1,288,734
         Burlington Northern Santa Fe LLC
          5.900%, 07/01/12                               100    105,779
          4.300%, 07/01/13                             1,200  1,275,311
         Campbell Soup Co.
          5.000%, 12/03/12                               350    373,845
          4.875%, 10/01/13                               270    294,560
         Capital One Financial Corp.
          4.800%, 02/21/12                               350    361,263
          6.250%, 11/15/13                               150    165,659
         Caterpillar Financial Services Corp.
          6.200%, 09/30/13                             1,250  1,398,110
         CenterPoint Energy Resources Corp.
          7.875%, 04/01/13                               425    475,149
         Chubb Corp.
          5.200%, 04/01/13                               525    564,886
         CIGNA Corp.
          6.375%, 10/15/11                               425    435,868
         Cisco Systems, Inc.
          1.625%, 03/14/14                             1,250  1,257,070
         Citigroup, Inc.
          6.500%, 08/19/13                               900    988,896
         Coca-Cola Co. (The)
          0.750%, 11/15/13                             1,075  1,066,232
         Coca-Cola Refreshments USA, Inc.
          3.750%, 03/01/12                               450    462,079
         Comcast Cable Communications Holdings, Inc.
          8.375%, 03/15/13                               775    873,888

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                      Face
                                                     Amount     Value+
                                                     ------     -----
                                                     (000)
          UNITED STATES -- (Continued)..............
          Computer Sciences Corp....................
           5.000%, 02/15/13                          $  850 $  899,114
          ConAgra Foods, Inc........................
           6.750%, 09/15/11                             100    102,230
          ConocoPhillips............................
           4.750%, 10/15/12                           1,450  1,534,895
          Consolidated Edison Co. of New York, Inc..
           4.875%, 02/01/13                             600    636,562
          COX Communications, Inc...................
           7.125%, 10/01/12                             800    865,545
          CSX Corp..................................
           5.500%, 08/01/13                             425    462,292
          CVS Caremark Corp.........................
           5.750%, 08/15/11                             825    837,174
          Daimler Finance North America LLC.........
           6.500%, 11/15/13                           1,400  1,567,318
          Dell, Inc.................................
           4.700%, 04/15/13                           1,140  1,216,213
           2.100%, 04/01/14                             500    507,200
          Dominion Resources, Inc...................
           5.000%, 03/15/13                             425    454,894
          Dow Chemical Co. (The)....................
           6.000%, 10/01/12                             425    453,415
          Dr. Pepper Snapple Group, Inc.............
           2.350%, 12/21/12                             600    612,974
          Duke Energy Ohio, Inc.....................
           5.700%, 09/15/12                             425    452,749
          E.I. Du Pont de Nemours & Co..............
           4.750%, 11/15/12                             350    370,823
          eBay, Inc.................................
           0.875%, 10/15/13                           1,635  1,626,704
          Emerson Electric Co.......................
           5.625%, 11/15/13                           1,200  1,332,669
          Energy Transfer Partners LP...............
           6.000%, 07/01/13                             425    462,519
          Enterprise Products Operating LLC.........
           7.625%, 02/15/12                             650    683,491
          EOG Resources, Inc........................
           6.125%, 10/01/13                             750    831,301
          Exelon Generation Co. LLC.................
           5.350%, 01/15/14                           1,680  1,819,860
          Express Scripts, Inc......................
           5.250%, 06/15/12                             425    444,865
          Fifth Third Bancorp.......................
           6.250%, 05/01/13                             975  1,059,272

                                                    Face
                                                   Amount     Value+
                                                   ------     -----
                                                   (000)
            UNITED STATES -- (Continued)..........
            General Dynamics Corp.................
             4.250%, 05/15/13                      $  750 $  802,513
            General Electric Capital Corp.........
             2.800%, 01/08/13                       2,000  2,053,090
             1.875%, 09/16/13                         600    604,016
             2.100%, 01/07/14                         600    606,419
            General Electric Co...................
             5.000%, 02/01/13                         200    213,516
            General Mills, Inc....................
             6.000%, 02/15/12                         425    443,150
            Georgia Power Co......................
             6.000%, 11/01/13                         825    918,189
            GlaxoSmithKline Capital, Inc..........
             4.850%, 05/15/13                       1,300  1,401,225
            Goldman Sachs Group, Inc. (The).......
             4.750%, 07/15/13                       1,675  1,781,021
            Hess Corp.............................
             7.000%, 02/15/14                         275    312,813
            Hewlett-Packard Co....................
             1.250%, 09/13/13                       1,550  1,553,570
            Honeywell International, Inc..........
             4.250%, 03/01/13                         975  1,035,703
            HSBC Finance Corp.....................
             4.750%, 07/15/13                       1,300  1,391,053
            International Business Machines Corp..
             2.100%, 05/06/13                       1,645  1,687,190
            John Deere Capital Corp...............
             7.000%, 03/15/12                         425    449,017
             1.875%, 06/17/13                         925    941,829
            KeyCorp...............................
             6.500%, 05/14/13                       1,000  1,093,620
            Kinder Morgan Energy Partners LP......
             7.125%, 03/15/12                         425    448,270
             5.850%, 09/15/12                       1,000  1,061,694
            Kraft Foods, Inc......................
             6.250%, 06/01/12                         555    587,320
            Kroger Co. (The)......................
             5.500%, 02/01/13                         640    685,147
            Lockheed Martin Corp..................
             4.121%, 03/14/13                         775    821,107
            McDonald's Corp.......................
             4.300%, 03/01/13                         975  1,039,158
            MetLife, Inc..........................
             5.375%, 12/15/12                       1,225  1,310,064
             2.375%, 02/06/14                         420    425,819

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                       Face
                                                      Amount   Value+
                                                      ------ ----------
                                                      (000)
        UNITED STATES -- (Continued).................
        Microsoft Corp...............................
         0.875%, 09/27/13                             $1,300 $1,298,125
        Monsanto Co..................................
         7.375%, 08/15/12                                400    431,886
        Morgan Stanley...............................
         5.300%, 03/01/13                                750    800,265
        National Rural Utilities Cooperative Finance
         Corp........................................
         7.250%, 03/01/12                                425    448,387
        Nestle Holdings, Inc.........................
         2.000%, 01/28/13                              2,000  2,040,568
        NextEra Energy Capital Holdings, Inc.........
         5.625%, 09/01/11                                425    431,940
         2.550%, 11/15/13                                850    868,392
        Northern Trust Corp..........................
         5.500%, 08/15/13                              1,343  1,477,983
        Nucor Corp...................................
         4.875%, 10/01/12                                440    463,989
        Occidental Petroleum Corp....................
         1.450%, 12/13/13                              1,000  1,009,095
        Oracle Corp..................................
         4.950%, 04/15/13                                750    809,025
        Packaging Corp. of America...................
         5.750%, 08/01/13                                525    563,932
        PepsiCo, Inc.................................
         0.875%, 10/25/13                              1,785  1,774,510
        Philip Morris International, Inc.............
         4.875%, 05/16/13                              1,625  1,745,648
        Pitney Bowes, Inc............................
         3.875%, 06/15/13                                450    468,589
        Plains All American Pipeline LP..............
         4.250%, 09/01/12                                300    310,933
        Praxair, Inc.................................
         6.375%, 04/01/12                                425    447,403
         2.125%, 06/14/13                              1,000  1,028,757
        President & Fellows of Harvard College.......
         5.000%, 01/15/14                              2,500  2,737,350
        Prudential Financial, Inc....................
         5.800%, 06/15/12                                350    366,421
         3.625%, 09/17/12                                300    309,359
         4.500%, 07/15/13                                325    342,479
        Reynolds American, Inc.......................
         7.250%, 06/01/13                              1,000  1,113,608
        Ryder System, Inc............................
         5.000%, 06/15/12                                525    545,790

                                                 Face
                                                Amount    Value+
                                                ------    -----
                                                (000)
             UNITED STATES -- (Continued)......
             Safeway, Inc......................
              5.800%, 08/15/12                  $  425 $    451,298
             Sara Lee Corp.....................
              3.875%, 06/15/13                     650      678,811
             Sempra Energy.....................
              2.000%, 03/15/14                     400      400,495
             St. Jude Medical, Inc.............
              2.200%, 09/15/13                     425      433,946
             SunTrust Banks, Inc...............
              5.250%, 11/05/12                     525      552,755
             Target Corp.......................
              5.875%, 03/01/12                     850      888,684
             Time Warner Cable, Inc............
              6.200%, 07/01/13                     425      467,993
             Toyota Motor Credit Corp..........
              1.375%, 08/12/13                   2,900    2,912,917
             Travelers Property Casualty Corp..
              5.000%, 03/15/13                   1,500    1,605,199
             U.S. Bancorp......................
              2.000%, 06/14/13                     200      204,036
             Unilever Capital Corp.............
              3.650%, 02/15/14                   1,275    1,355,285
             United Technologies Corp..........
              6.100%, 05/15/12                     250      264,571
             Valero Energy Corp................
              6.875%, 04/15/12                     875      921,295
             Verizon Communications, Inc.......
              4.350%, 02/15/13                     850      898,208
              5.250%, 04/15/13                     775      835,803
             Wal-Mart Stores, Inc..............
              0.750%, 10/25/13                   1,900    1,892,288
             Walt Disney Co. (The).............
              4.700%, 12/01/12                     725      770,166
             Waste Management, Inc.............
              6.375%, 11/15/12                     425      459,000
                                                       ------------
             TOTAL UNITED STATES...............         113,177,020
                                                       ------------
             TOTAL BONDS.......................         164,897,542
                                                       ------------

             AGENCY OBLIGATIONS -- (10.3%).........................
             Federal Home Loan Bank............
              0.875%, 12/27/13                   2,000    1,990,930
             Federal Home Loan Mortgage
              Corporation......................
              1.125%, 12/15/11                   2,000    2,010,630
              0.375%, 11/30/12                   1,000      997,554
              4.875%, 11/15/13                     500      549,304
              1.375%, 02/25/14                   2,000    2,016,042

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount         Value+
                                                   ------         -----
                                                    (000)
        Federal National Mortgage Association....
         5.375%, 11/15/11                         $    2,000 $ 2,055,240
         1.000%, 09/23/13                              1,500   1,502,679
         2.750%, 03/13/14                              4,700   4,919,213
        Tennessee Valley Authority...............
         6.000%, 03/15/13                              5,000   5,487,560
                                                             -----------

        TOTAL AGENCY OBLIGATIONS.................             21,529,152
                                                             -----------

        U.S. TREASURY OBLIGATIONS --
         (6.3%)..................................
        U.S. Treasury Note.......................
        @@0.625%, 12/31/12                            13,200  13,231,970
                                                             -----------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   ------
                                                    (000)
        TEMPORARY CASH INVESTMENTS -- (4.6%)................
           Citibank-US Dollars on Deposit in
            Custody Account......................  3,871,710   3,871,710
           Repurchase Agreement, PNC Capital
            Markets, Inc. 0.19%, 05/02/11
            (Collateralized by $5,735,000 FNMA
            2.24%, 07/06/15, valued at
            $5,878,375) to be repurchased at
            $5,789,092...........................     $5,789   5,789,000
                                                             -----------

        TOTAL TEMPORARY CASH
         INVESTMENTS.............................              9,660,710
                                                             -----------

                                                        Value+
                                                        -----
                 TOTAL INVESTMENTS -- (100.0%)
                  (Cost $208,694,690)..........   $209,319,374
                                                  ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                              Valuation Inputs
                                --------------------------------------------

                                  Investment in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Bonds......................         -- $164,897,542   --    $164,897,542
    Agency Obligations.........         --   21,529,152   --      21,529,152
    U.S. Treasury Obligations..         --   13,231,970   --      13,231,970
    Temporary Cash Investments. $3,871,710    5,789,000   --       9,660,710
    Swap Agreements**..........         --    2,732,655   --       2,732,655
    Futures Contracts**........     34,797           --   --          34,797
                                ---------- ------------   --    ------------
    TOTAL...................... $3,906,507  208,180,319   --    $212,086,826
                                ========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2011
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $    199,659
Temporary Cash Investments at Value & Cost.............................................        9,661
Cash...................................................................................          843
Receivables:...........................................................................
 Interest..............................................................................        1,850
 Fund Shares Sold......................................................................        1,422
 Futures Margin Variation..............................................................           54
Unrealized Gain on Swap Contracts......................................................        2,733
Prepaid Expenses and Other Assets......................................................            2
Deferred Offering Costs................................................................           32
                                                                                        ------------
   Total Assets........................................................................      216,256
                                                                                        ------------
LIABILITIES:
Payables:..............................................................................
 Investment Securities Purchased.......................................................        2,997
 Fund Shares Redeemed..................................................................          924
 Due to Advisor........................................................................           43
Accrued Expenses and Other Liabilities.................................................           34
                                                                                        ------------
   Total Liabilities...................................................................        3,998
                                                                                        ------------
NET ASSETS                                                                              $    212,258
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   18,565,704
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $      11.43
                                                                                        ============
Investments at Cost.................................................................... $    199,033
                                                                                        ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    190,286
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          219
Accumulated Net Realized Gain (Loss)...................................................       18,360
Net Unrealized Appreciation (Depreciation).............................................        3,393
                                                                                        ------------
NET ASSETS                                                                              $    212,258
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  100,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                        DFA COMMODITY STRATEGY PORFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

             FOR THE PERIOD NOVEMBER 8, 2010(a) TO APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
 Interest...................................................................................... $   676
                                                                                                -------
     Total Investment Income...................................................................     676
                                                                                                -------
Expenses
 Investment Advisory Services Fees.............................................................     232
 Accounting & Transfer Agent Fees..............................................................      21
 Custodian Fees................................................................................       4
 Filing Fees...................................................................................       6
 Shareholders' Reports.........................................................................       7
 Professional Fees.............................................................................      21
 Organizational & Offering Costs...............................................................     151
 Other.........................................................................................       2
                                                                                                -------
     Total Expenses............................................................................     444
                                                                                                -------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (95)
                                                                                                -------
 Net Expenses..................................................................................     349
                                                                                                -------
 Net Investment Income (Loss)..................................................................     327
                                                                                                -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:..................................................................
   Investment Securities Sold..................................................................      39
   Futures.....................................................................................     (80)
   Swap Contracts..............................................................................  18,401
 Change in Unrealized Appreciation (Depreciation) of:..........................................
   Investment Securities.......................................................................     625
   Futures.....................................................................................      35
   Swap Contracts..............................................................................   2,733
                                                                                                -------
 Net Realized and Unrealized Gain (Loss).......................................................  21,753
                                                                                                -------
Net Increase (Decrease) in Net Assets Resulting from Operations                                 $22,080
                                                                                                =======

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                              Period
                                                                                        November 8, 2010(a)
                                                                                         to April 30, 2011
                                                                                        -------------------
                                                                                            (Unaudited)
Increase (Decrease) in Net Assets
Operations:............................................................................
 Net Investment Income (Loss)..........................................................      $    327
 Net Realized Gain (Loss) on:..........................................................
   Investment Securities Sold..........................................................            39
   Futures.............................................................................           (80)
   Swap Contracts......................................................................        18,401
 Change in Unrealized Appreciation (Depreciation) of:..................................
   Investment Securities...............................................................           625
   Futures.............................................................................            35
   Swap Contracts......................................................................         2,733
                                                                                             --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................        22,080
                                                                                             --------
Distributions From:....................................................................
 Net Investment Income:................................................................
   Institutional Shares................................................................          (108)
                                                                                             --------
     Total Distributions...............................................................          (108)
                                                                                             --------
Capital Share Transactions (1):........................................................
 Shares Issued.........................................................................       199,379
 Shares Issued in Lieu of Cash Distributions...........................................           105
 Shares Redeemed.......................................................................        (9,198)
                                                                                             --------
     Net Increase (Decrease) from Capital Share Transactions...........................       190,286
                                                                                             --------
     Total Increase (Decrease) in Net Assets...........................................       212,258
Net Assets
 Beginning of Period...................................................................            --
                                                                                             --------
 End of Period.........................................................................      $212,258
                                                                                             ========
(1) Shares Issued and Redeemed:
 Shares Issued.........................................................................        19,412
 Shares Issued in Lieu of Cash Distributions...........................................            10
 Shares Redeemed.......................................................................          (856)
                                                                                             --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................        18,566
                                                                                             ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)       $    219

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (for a share outstanding throughout the period)

                                                                                                    Period
                                                                                              November 8, 2010(a)
                                                                                                      to
                                                                                                April 30, 2011
------------------------------------------------------------------------------------------------------------------
                                                                                                  (Unaudited)
Net Asset Value, Beginning of Period.........................................................      $  10.00
                                                                                                   --------
Income from Investment Operations............................................................
 Net Investment Income (Loss)(A).............................................................          0.02
 Net Gains (Losses) on Securities (Realized and Unrealized)..................................          1.42
                                                                                                   --------
   Total from Investment Operations..........................................................          1.44
------------------------------------------------------------------------------------------------------------------
Less Distributions...........................................................................
 Net Investment Income.......................................................................         (0.01)
                                                                                                   --------
   Total Distributions.......................................................................         (0.01)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................................................      $  11.43
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Return.................................................................................         14.40%(C)
------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)........................................................      $212,258
Ratio of Expenses to Average Net Assets......................................................          0.55%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees)........................................................          0.70%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........................................          0.51%(B)(E)
Portfolio Turnover Rate......................................................................            15%(C)
------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers sixty operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Basis for Consolidation:

   The Subsidiary commenced operations on November 8, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Porfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of April 30, 2011, the Portfolio held $45,685,433 in the Subsidiary, representing 21.13% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary

C. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the period ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a

Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

D. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the period ended April 30, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies) ("Portfolio Expenses") so that such Portfolio expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date. At April 30, 2011, approximately $55 (in thousands) of previously waived fees are subject to future recovery by the Advisor over various periods not exceeding April 30, 2014.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     DFA Commodity Strategy Portfolio  $--

F. Purchases and Sales of Securities:

   For the period ended April 30, 2011, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                       U.S.Government    Other Investment
                         Securities         Securities
                       ----------------  -----------------
                       Purchases  Sales  Purchases  Sales
                       ---------  ------ --------- -------
                       $188,852   $8,858  $31,245  $10,856

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

   The Portfolio commenced operations on November 8, 2010 and did not pay any distributions for the year ended October 31, 2010.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                            Net
                                                         Unrealized
           Federal      Unrealized      Unrealized      Appreciation
           Tax Cost    Appreciation   (Depreciation)   (Depreciation)
           --------    ------------   --------------   --------------
           $208,694.       $654           $(28)             $626

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

H. Financial Instruments:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   3. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

   5. Commodity-Linked Notes: The Portfolio may gain exposure to the commodities markets through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index, or other readily measurable economic variable. The Portfolio may invest, either directly or though investments in Dimensional Cayman Commodity Fund I, LTD. (a wholly-owned subsidiary of the Portfolio, the "Subsidiary") in commodity-linked structured notes, futures and swap agreements whose performance is linked to individual commodities or commodity indices and options on them.

   Some of the commodity-linked notes in which the Portfolio invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument.

   Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract, or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. The Portfolio also may invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract, or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   6. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   7. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
           Description              Date    Contracts*  Value   Gain (Loss)
     -------------------------   ---------- ---------- -------- -----------

     CBOT Wheat Futures.......    07/18/11      5       $  200     $ (4)
     Coffee C Futures.........    07/29/11      1          112        2
     Copper Futures...........    07/29/11      3          313      (10)
     Corn Futures.............    07/18/11      9          340       --
     Gold 100 Oz Futures......    08/31/11      3          467       11
     Heating Oil Futures......    07/28/11      1          138       --
     Lean Hogs Futures........    07/19/11      2           77       (1)
     Live Cattle Futures......    09/12/11      3          139       --
     LME PRI Aluminum Futures.    05/18/11      3          207        2
     Natural Gas Futures......    07/31/11      9          429       23
     RBOB Gasoline Futures....    07/28/11      1          141        1
     Silver Futures...........    07/29/11      1          243        1
     Soybean Futures..........    07/18/11      5          349        4
     Soybean Oil Futures......    07/25/11      3          106       --
     Sugar #11 World Futures..    09/15/11      4          100       (1)
     WTI Crude Oil Futures....    07/31/11      6          687        7
                                                        ------     ----
                                                        $4,048     $ 35
                                                        ======     ====

   Dimensional Cayman Commodity Fund I, LTD. securities have been segregated as collateral for open futures contracts.

  * During the period ended April 30, 2011 the Portfolio's average notional value of outstanding futures contracts was $2,355 (in thousands).

   At April 30, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                                               Unrealized
                                     Expiration     Notional  Appreciation
             Counterparty               Date        Amount*  (Depreciation)
    -------------------------------- ----------     -------- --------------

    Citibank, N.A...................  07/27/11  USD $79,588      $1,066
    Deutsche Bank AG, London Branch.  07/27/11  USD  63,760         853
    UBS AG..........................  07/27/11  USD  60,782         814
                                                                 ------
                                                                 $2,733
                                                                 ======

  * During the period ended April 30, 2011 the Portfolio's average notional value of outstanding swap contracts was $126,840 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the period ended April 30, 2011.

     The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2011:

                        Location on the Statements of Assets and Liabilities
                        ----------------------------------------------------
   Derivative Type                       Asset Derivatives
 --------------------   ----------------------------------------------------
 Commodity contracts                Receivables: Futures Margin
                                    Variation

 Other contracts                    Unrealized Gain on Swap
                                    Contracts

     The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                           Asset Derivatives Value
                                                           -----------------------
                                             Total Value
                                                  at       Commodity     Other
                                            April 30, 2011 Contracts   Contracts
                                            -------------- ---------   ---------
  Dimensional Cayman Commodity Fund I, LTD.     $2,768....   $35*.....  $2,733....

   * Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

     The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the period ended April 30, 2011 (amounts in thousands):

  Derivative Type           Location of Gain (Loss) on Derivatives Recognized in Income
--------------------   -----------------------------------------------------------------------
Commodity contracts.   Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                       (Depreciation) of: Futures

Derivative Type        Location of Gain (Loss) on Derivatives Recognized in Income
---------------- -   -----------------------------------------------------------------

Other contracts.     Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized
                     Appreciation (Depreciation) of: Swap Contracts

     The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the period ended April 30, 2011 (amounts in thousands):

                                                   Realized Gain (Loss)
                                                      on Derivatives
                                                   Recognized in Income
                                                ---------------------------
                                                        Commodity   Other
                                                 Total  Contracts Contracts
                                                ------- --------- ---------
     Dimensional Cayman Commodity Fund I, LTD.. $18,321     $(80)  $18,401

                                                   Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                --------------------------------
                                                         Commodity     Other
                                                Total    Contracts   Contracts
                                                 ------  ---------   ---------
     Dimensional Cayman Commodity Fund I, LTD.. $2,768      $35       $2,733

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolio under this line of credit during the period ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Portfolio under this line of credit during the period ended April 30, 2011.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   At April 30, 2011, two shareholders held 89% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

    TheExpense Tables below illustrate your fund's costs in two ways.

 ActualFund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2011
  EXPENSE TABLES
                                       Beginning  Ending                Expenses
                                        Account  Account     Annualized   Paid
                                         Value    Value       Expense    During
                                       11/01/10  04/30/11      Ratio*   Period*
                                       --------  --------      ------   -------
  DFA International Value Portfolio**
  -----------------------------------
    Actual Fund Return................
     Class R2 Shares.................. $1,000.00 $1,143.36      0.71%    $3.77
     Institutional Class Shares....... $1,000.00 $1,144.37      0.44%    $2.34
    Hypothetical 5% Annual Return.....
     Class R2 Shares.................. $1,000.00 $1,021.27      0.71%    $3.56
     Institutional Class Shares....... $1,000.00 $1,022.61      0.44%    $2.21

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/10  04/30/11    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,163.08   0.10%     $0.54
     Hypothetical 5% Annual Return. $1,000.00 $1,024.30   0.10%     $0.50

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                         Affiliated Investment Companies
                                         -------------------------------
      DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Consumer Discretionary........  10.6%
Consumer Staples..............  10.4%
Energy........................  13.0%
Financials....................  13.9%
Health Care...................  11.3%
Industrials...................  11.2%
Information Technology........  18.1%
Materials.....................   3.8%
Real Estate Investment Trusts.   1.4%
Telecommunication Services....   3.0%
Utilities.....................   3.3%
                               ------
                               100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
     -                                                           -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,111,230,553
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $4,368,279,405)............................. $6,111,230,553
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note):

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     -----     ---------------
   COMMON STOCKS -- (95.3%)............
   Consumer Discretionary -- (10.1%)...
     *Amazon.com, Inc..................   117,505 $23,089,733       0.6%
     Comcast Corp. Class A.............   915,683  24,027,522       0.6%
     *Ford Motor Co.................... 1,247,529  19,299,274       0.5%
     Home Depot, Inc...................   540,479  20,073,390       0.5%
     McDonald's Corp...................   344,077  26,944,670       0.6%
     Walt Disney Co. (The).............   626,308  26,993,875       0.6%
     Other Securities..................           292,691,826       7.0%
                                                  -----------       ----
   Total Consumer Discretionary........           433,120,290      10.4%
                                                  -----------      -----

   Consumer Staples -- (9.9%)..........
     Altria Group, Inc.................   689,932  18,517,775       0.4%
     Coca-Cola Co. (The)...............   756,660  51,044,284       1.2%
     Kraft Foods, Inc. Class A.........   576,792  19,368,675       0.5%
     PepsiCo, Inc......................   523,225  36,044,970       0.9%
     Philip Morris International, Inc..   592,690  41,156,394       1.0%
     Procter & Gamble Co. (The)........   923,692  59,947,611       1.4%
     Wal-Mart Stores, Inc..............   646,105  35,522,853       0.8%
     Other Securities..................           165,593,895       4.0%
                                                  -----------       ----
   Total Consumer Staples..............           427,196,457      10.2%
                                                  -----------      -----

   Energy -- (12.4%)...................
     Chevron Corp......................   662,052  72,454,971       1.7%
     ConocoPhillips....................   471,494  37,215,021       0.9%
     Exxon Mobil Corp.................. 1,635,334 143,909,392       3.5%
     Occidental Petroleum Corp.........   268,076  30,638,406       0.7%
     Schlumberger, Ltd.................   448,853  40,284,557       1.0%
     Other Securities..................           208,925,001       5.0%
                                                  -----------       ----
   Total Energy........................           533,427,348      12.8%
                                                  -----------      -----

   Financials -- (13.3%)...............
     Bank of America Corp.............. 3,337,932  40,989,805       1.0%
     *Berkshire Hathaway, Inc..........   570,860  47,552,638       1.1%
     *Citigroup, Inc................... 9,582,606  43,984,162       1.1%
     Goldman Sachs Group, Inc. (The)...   171,662  25,922,679       0.6%
     JPMorgan Chase & Co............... 1,313,752  59,946,504       1.4%
     Wells Fargo & Co.................. 1,737,400  50,575,714       1.2%
     Other Securities..................           302,646,908       7.3%
                                                  -----------       ----
   Total Financials....................           571,618,410      13.7%
                                                  -----------      -----

   Health Care -- (10.8%)..............
     Abbott Laboratories...............   510,389  26,560,644       0.7%
     *Amgen, Inc.......................   307,521  17,482,569       0.4%
     Johnson & Johnson.................   902,067  59,283,843       1.4%
     Merck & Co., Inc.................. 1,016,793  36,553,708       0.9%
     Pfizer, Inc....................... 2,636,804  55,267,412       1.3%
     UnitedHealth Group, Inc...........   360,698  17,757,163       0.4%
     Other Securities..................           248,931,181       6.0%
                                                  -----------       ----
   Total Health Care...................           461,836,520      11.1%
                                                  -----------      -----

   Industrials -- (10.7%)..............
     3M Co.............................   234,752  22,820,242       0.5%
     Boeing Co. (The)..................   242,829  19,372,898       0.5%
     Caterpillar, Inc..................   210,682  24,314,810       0.6%
     General Electric Co............... 3,501,952  71,614,918       1.7%
     United Parcel Service, Inc........   325,549  24,406,409       0.6%
     United Technologies Corp..........   303,564  27,193,263       0.6%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                      Percentage
                                                                           Shares         Value+ of Net Assets**
                                                                           ------         -----  ---------------
Industrials -- (Continued)............................................
  Other Securities....................................................            $  270,059,903       6.5%
                                                                                  --------------      -----
Total Industrials.....................................................               459,782,443      11.0%
                                                                                  --------------      -----

Information Technology -- (17.2%).....................................
  *Apple, Inc.........................................................    303,835    105,804,462       2.5%
  Cisco Sytems, Inc...................................................  1,823,119     32,013,970       0.8%
  *EMC Corp...........................................................    682,217     19,334,030       0.5%
  *Google, Inc........................................................     82,709     45,001,967       1.1%
  Hewlett-Packard Co..................................................    717,160     28,951,749       0.7%
  Intel Corp..........................................................  1,809,929     41,972,254       1.0%
  International Business Machines Corp................................    402,200     68,607,276       1.6%
  Microsoft Corp......................................................  2,438,555     63,451,201       1.5%
  Oracle Corp.........................................................  1,283,032     46,253,304       1.1%
  QUALCOMM, Inc.......................................................    542,103     30,813,135       0.7%
  Other Securities....................................................               257,724,565       6.2%
                                                                                  --------------      -----
Total Information Technology..........................................               739,927,913      17.7%
                                                                                  --------------      -----

Materials -- (3.6%)...................................................
  E.I. du Pont de Nemours & Co........................................    303,953     17,261,491       0.4%
  Freeport-McMoRan Copper & Gold, Inc. Class B........................    312,153     17,177,780       0.4%
  Other Securities....................................................               119,731,233       2.9%
                                                                                  --------------      -----
Total Materials.......................................................               154,170,504       3.7%
                                                                                  --------------      -----

Real Estate Investment Trusts -- (1.4%)...............................
  Other Securities....................................................                58,232,787       1.4%
                                                                                  --------------      -----

Telecommunication Services -- (2.8%)..................................
  AT&T, Inc...........................................................  1,949,576     60,670,805       1.5%
  Verizon Communications, Inc.........................................    932,691     35,237,066       0.8%
  Other Securities....................................................                26,284,062       0.6%
                                                                                  --------------      -----
Total Telecommunication Services......................................               122,191,933       2.9%
                                                                                  --------------      -----

Utilities -- (3.1%)...................................................
  Other Securities....................................................               134,355,757       3.2%
                                                                                  --------------      -----
TOTAL COMMON STOCKS...................................................             4,095,860,362      98.1%
                                                                                  --------------      -----

TEMPORARY CASH INVESTMENTS -- (1.6%)..................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares. 70,397,322     70,397,322       1.7%
                                                                                  --------------      -----

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                             ------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (3.1%).....................................................
(S)@DFA Short Term Investment Fund..........................................................  131,029,372    131,029,372   3.2%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $386,657 FNMA
 3.50%, 02/01/26, valued at $388,767) to be repurchased at $377,445......................... $        377        377,443   0.0%
                                                                                                          -------------- ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 131,406,815   3.2%
                                                                                                          -------------- ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,829,400,719)......................................................................              $4,297,664,499 103.0%
                                                                                                          ============== ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                     Valuation Inputs
                                    --------------------------------------------------

                                         Investment in Securities (Market Value)
                                    --------------------------------------------------
                                       Level 1       Level 2    Level 3     Total
                                    -------------- ------------ ------- --------------
Common Stocks......................
 Consumer Discretionary............ $  433,120,290           --   --    $  433,120,290
 Consumer Staples..................    427,196,457           --   --       427,196,457
 Energy............................    533,427,348           --   --       533,427,348
 Financials........................    571,618,410           --   --       571,618,410
 Health Care.......................    461,836,520           --   --       461,836,520
 Industrials.......................    459,782,443           --   --       459,782,443
 Information Technology............    739,927,913           --   --       739,927,913
 Materials.........................    154,170,504           --   --       154,170,504
 Real Estate Investment Trusts.....     58,232,787           --   --        58,232,787
 Telecommunication Services........    122,191,933           --   --       122,191,933
 Utilities.........................    134,355,757           --   --       134,355,757
Temporary Cash Investments.........     70,397,322           --   --        70,397,322
Securities Lending Collateral......             -- $131,406,815   --       131,406,815
Futures Contracts**................      3,899,817           --   --         3,899,817
                                    -------------- ------------   --    --------------
TOTAL.............................. $4,170,157,501 $131,406,815   --    $4,301,564,316
                                    ============== ============   ==    ==============
 ** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment..........................

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                                April 30, 2011
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA
                                                                                       International   U.S. Large
                                                                                           Value        Company
                                                                                         Portfolio     Portfolio
                                                                                      --------------  ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,111,231            --
Investments at Value (including $0 and $127,106 of securities on loan, respectively).             --  $  4,095,860
Temporary Cash Investments at Value & Cost...........................................             --        70,397
Collateral Received from Securities on Loan at Value & Cost..........................            378
Affiliated Collateral Received from Securities on Loan at Value & Cost...............        131,029
Cash.................................................................................             --         4,973
 Receivables:........................................................................
 Dividends and Interest..............................................................             --         4,305
 Securities Lending Income...........................................................             --            46
 Fund Shares Sold....................................................................          4,235         1,252
 Futures Margin Variation............................................................             --           265
Prepaid Expenses and Other Assets....................................................             52            58
                                                                                      --------------  ------------
   Total Assets......................................................................      6,115,518     4,308,563
                                                                                      --------------  ------------
LIABILITIES:
Payables:............................................................................
 Upon Return of Securities Loaned....................................................             --       131,407
 Affiliated Investment Company Purchased.............................................            984            --
 Fund Shares Redeemed................................................................          3,251         2,033
 Due to Advisor......................................................................            980           268
Accrued Expenses and Other Liabilities...............................................            241           399
                                                                                      --------------  ------------
   Total Liabilities.................................................................          5,456       134,107
                                                                                      --------------  ------------
NET ASSETS                                                                            $    6,110,062  $  4,174,456
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $6,455 and $0 and shares outstanding of
  319,287 and 0, respectively........................................................ $        20.22           N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,103,607 and $4,174,456 and
  shares outstanding of 301,996,875 and 387,782,662, respectively                     $        20.21  $      10.76
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investment in Affiliated Investment Company at Cost.................................. $    4,368,280  $         --
                                                                                      --------------  ------------
Investments at Cost.................................................................. $           --  $  2,627,596
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    5,314,575  $  3,352,305
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)...................................................................         45,950         9,493
Accumulated Net Realized Gain (Loss).................................................       (994,197)     (659,506)
Net Unrealized Foreign Exchange Gain (Loss)..........................................            783            --
Net Unrealized Appreciation (Depreciation)...........................................      1,742,951     1,472,164
                                                                                      --------------  ------------
NET ASSETS                                                                            $    6,110,062  $  4,174,456
                                                                                      ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                           STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                            DFA
                                                                                       International U.S. Large
                                                                                           Value      Company
                                                                                        Portfolio*   Portfolio
                                                                                       ------------- ----------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $6,680 and $0, respectively).............   $ 85,264     $ 38,579
 Interest.............................................................................         12           11
 Income from Securities Lending.......................................................      4,398          251
 Expenses Allocated from Affiliated Investment Company................................     (6,428)          --
                                                                                         --------     --------
   Total Investment Income............................................................     83,246       38,841
                                                                                         --------     --------
Expenses
 Investment Advisory Services Fees....................................................         --          491
 Administrative Services Fees.........................................................      5,582          982
 Accounting & Transfer Agent Fees.....................................................         40          215
 Shareholder Servicing Fees -- Class R2 Shares........................................          8           --
 S&P 500(R) Fees......................................................................         --           23
 Custodian Fees.......................................................................         --           27
 Filing Fees..........................................................................         58           40
 Shareholders' Reports................................................................         66           67
 Directors'/Trustees' Fees & Expenses.................................................         34           26
 Professional Fees....................................................................         45           58
 Other................................................................................         21           14
                                                                                         --------     --------
   Total Expenses.....................................................................      5,854        1,943
                                                                                         --------     --------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor
   (Note C)...........................................................................         --            5
                                                                                         --------     --------
 Net Expenses.........................................................................      5,854        1,948
                                                                                         --------     --------
 Net Investment Income (Loss).........................................................     77,392       36,893
                                                                                         --------     --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:.........................................................
   Investment Securities Sold.........................................................     97,663      (23,983)
   Futures............................................................................         --        5,554
   Foreign Currency Transactions......................................................        941           --
 Change in Unrealized Appreciation (Depreciation) of:.................................
   Investment Securities and Foreign Currency.........................................    585,621      569,628
   Futures............................................................................         --        2,454
   Translation of Foreign Currency Denominated Amounts................................        261           --
                                                                                         --------     --------
 Net Realized and Unrealized Gain (Loss)..............................................    684,486      553,653
                                                                                         --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations                          $761,878     $590,546
                                                                                         ========     ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                                   DFA International
                                                                                    Value Portfolio
                                                                                ----------------------
                                                                                Six Months     Year
                                                                                   Ended      Ended
                                                                                 April 30,   Oct. 31,
                                                                                   2011        2010
                                                                                ----------- ----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:....................................................................
  Net Investment Income (Loss)................................................. $   77,392  $  108,980
  Capital Gain Distributions Received from Investment Securities...............         --          --
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................     97,663     255,538
   Futures.....................................................................         --          --
   Foreign Currency Transactions...............................................        941         (99)
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................    585,621     138,488
   Futures.....................................................................         --          --
   Translation of Foreign Currency Denominated Amounts.........................        261         342
                                                                                ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from Operations............    761,878     503,249
                                                                                ----------  ----------
Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................        (42)       (249)
   Institutional Class Shares..................................................    (45,833)   (107,160)
                                                                                ----------  ----------
    Total Distributions........................................................    (45,875)   (107,409)
                                                                                ----------  ----------
Capital Share Transactions (1):................................................
  Shares Issued................................................................    590,051   1,032,364
  Shares Issued in Lieu of Cash Distributions..................................     43,333     101,479
  Shares Redeemed..............................................................   (402,134)   (808,163)
                                                                                ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions....................    231,250     325,680
                                                                                ----------  ----------
    Total Increase (Decrease) in Net Assets....................................    947,253     721,520
Net Assets
  Beginning of Period..........................................................  5,162,809   4,441,289
                                                                                ----------  ----------
  End of Period................................................................ $6,110,062  $5,162,809
                                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     31,421      62,742
  Shares Issued in Lieu of Cash Distributions..................................      2,346       6,675
  Shares Redeemed..............................................................    (21,411)    (49,142)
  Shares Reduced by Reverse Stock Split (Note G)...............................         (2)       (453)
                                                                                ----------  ----------
    Net Increase (Decrease) from Shares Issued and Redeemed....................     12,354      19,822
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $   45,950  $   14,433

                                                                                      U.S. Large
                                                                                   Company Portfolio
                                                                                ----------------------
                                                                                Six Months     Year
                                                                                   Ended      Ended
                                                                                 April 30,   Oct. 31,
                                                                                   2011        2010
                                                                                ----------- ----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:....................................................................
  Net Investment Income (Loss)................................................. $   36,893  $   43,125
  Capital Gain Distributions Received from Investment Securities...............         --          81
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................    (23,983)    (88,214)
   Futures.....................................................................      5,554          76
   Foreign Currency Transactions...............................................         --          --
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................    569,628     688,388
   Futures.....................................................................      2,454      (3,735)
   Translation of Foreign Currency Denominated Amounts.........................         --          --
                                                                                ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from Operations............    590,546     639,721
                                                                                ----------  ----------
Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................    (37,031)    (35,473)
                                                                                ----------  ----------
    Total Distributions........................................................    (37,031)    (35,473)
                                                                                ----------  ----------
Capital Share Transactions (1):................................................
  Shares Issued................................................................    317,842   3,071,799
  Shares Issued in Lieu of Cash Distributions..................................     31,108      30,048
  Shares Redeemed..............................................................   (440,982)   (778,811)
                                                                                ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions....................    (92,032)  2,323,036
                                                                                ----------  ----------
    Total Increase (Decrease) in Net Assets....................................    461,483   2,927,284
Net Assets
  Beginning of Period..........................................................  3,712,973     785,689
                                                                                ----------  ----------
  End of Period................................................................ $4,174,456  $3,712,973
                                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     31,384     350,368
  Shares Issued in Lieu of Cash Distributions..................................      3,134       3,492
  Shares Redeemed..............................................................    (44,115)    (52,726)
  Shares Reduced by Reverse Stock Split (Note G)...............................         --          --
                                                                                ----------  ----------
    Net Increase (Decrease) from Shares Issued and Redeemed....................     (9,597)    301,134
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $    9,493  $    9,631

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                        DFA International Value Portfolio-               DFA International Value Portfolio-
                                                 Class R2 Shares+                            Institutional Class Shares
                                -------------------------------------------          ----------------------------------------
                                                                      Period
                                                                     April 30,
                                Six Months     Year       Year        2008(a)          Six Months        Year          Year
                                   Ended      Ended      Ended          to                Ended         Ended         Ended
                                 April 30,   Oct. 31,   Oct. 31,     Oct. 31,           April 30,      Oct. 31,      Oct. 31,
                                   2011        2010       2009         2008               2011           2010          2009
                                -----------  --------   --------   ---------         -----------     ----------    ----------
                                (Unaudited)                                            (Unaudited)
Net Asset Value, Beginning of
 Period........................   $17.82      $17.13     $13.58     $ 26.31          $    17.81      $    16.46    $    12.54
                                  ------      ------     ------     -------          ----------      ----------    ----------
Income from Investment
 Operations....................
  Net Investment Income
   (Loss)......................     0.24(A)     0.37(A)    0.42(A)     0.66(A)             0.26(A)         0.39(A)       0.40(A)
  Net Gains (Losses) on
   Securities (Realizedand
   Unrealized).................     2.29        1.29       4.10      (11.73)               2.30            1.34          3.92
                                  ------      ------     ------     -------          ----------      ----------    ----------
   Total from Investment
    Operations.................     2.53        1.66       4.52      (11.07)               2.56            1.73          4.32
Less Distributions.............
  Net Investment Income........    (0.13)      (0.97)     (0.97)      (1.66)              (0.16)          (0.38)        (0.40)
  Net Realized Gains...........       --          --         --          --                  --              --            --
                                  ------      ------     ------     -------          ----------      ----------    ----------
   Total Distributions.........    (0.13)      (0.97)     (0.97)      (1.66)              (0.16)          (0.38)        (0.40)
                                  ------      ------     ------     -------          ----------      ----------    ----------
Net Asset Value, End of
 Period........................   $20.22      $17.82     $17.13     $ 13.58          $    20.21      $    17.81    $    16.46
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total Return...................    14.34%(C)   10.60%     34.86%     (44.63)%(C)          14.44%(C)       10.94%        35.11%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $6,455      $4,952     $3,443     $ 3,372          $6,103,607      $5,157,857    $4,437,846
Ratio of Expenses to Average                                                               0.44%(B)
 Net Assets (D)................     0.71%(B)    0.72%      0.74%       0.73%(B)(E)             0.45%                     0.46%
Ratio of Net Investment Income                                                             2.80%(B)
 to Average Net Assets.........     2.56%(B)    2.11%      2.96%       7.47%(B)(E)             2.34%                     3.00%
---------------------------------------------------------------------------------------------------------------------------------

                                         DFA International Value Portfolio-
                                             Institutional Class Shares
                                ---------------------------------------------------

                                    Period
                                   Dec. 1,        Year         Year         Year
                                   2007 to       Ended        Ended        Ended
                                   Oct. 31,     Nov. 30,     Nov. 30,     Nov. 30,
                                     2008         2007         2006         2005
                                ----------      --------   ----------    ----------

Net Asset Value, Beginning of
 Period........................ $    25.51       $22.71    $    17.67    $    15.73
                                ----------       ------    ----------    ----------
Income from Investment
 Operations....................
  Net Investment Income
   (Loss)......................       0.74(A)      0.72(A)       0.66(A)       0.48
  Net Gains (Losses) on
   Securities (Realizedand
   Unrealized).................     (12.44)        3.09          5.37          1.89
                                ----------       ------    ----------    ----------
   Total from Investment
    Operations.................     (11.70)        3.81          6.03          2.37
Less Distributions.............
  Net Investment Income........      (0.78)       (0.63)        (0.65)        (0.42)
  Net Realized Gains...........      (0.49)       (0.38)        (0.34)        (0.01)
                                ----------       ------    ----------    ----------
   Total Distributions.........      (1.27)       (1.01)        (0.99)        (0.43)
                                ----------       ------    ----------    ----------
Net Asset Value, End of
 Period........................ $    12.54       $25.51    $    22.71    $    17.67
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Total Return...................     (47.96)%(C)   17.09%        35.39%        15.40%
------------------------------------------------------------------------------------
Net Assets, End of Period       $3,350,073
 (thousands)................... $6,262,069                 $4,456,059    $2,518,457
Ratio of Expenses to Average
 Net Assets (D)................       0.44%(B)     0.44%         0.44%         0.48%
Ratio of Net Investment Income
 to Average Net Assets.........       3.86%(B)     2.89%         3.25%         2.86%
------------------------------------------------------------------------------------

+All per share amounts and net assets values have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (for a share outstanding throughout each period)

                                                                          U.S. Large Company Portfolio
                                                   ----------------------------------------------------------------------
                                                    Six Months        Year          Year         Period             Year
                                                       Ended         Ended         Ended      Dec. 1, 2007         Ended
                                                     April 30,      Oct. 31,      Oct. 31,         to             Nov. 30,
                                                       2011           2010          2009      Oct. 31, 2008         2007
------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $     9.34     $     8.16    $   7.62       $  11.63        $    11.00
                                                   ----------     ----------    --------       --------        ----------
Income from Investment Operations.................
  Net Investment Income (Loss)....................       0.09(A)        0.18(A)     0.18(A)        0.20(A)           0.22(A)
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.43           1.15        0.55          (3.99)             0.62
                                                   ----------     ----------    --------       --------        ----------
   Total from Investment Operations...............       1.52           1.33        0.73          (3.79)             0.84
------------------------------------------------------------------------------------------------------------------------------
Less Distributions................................
  Net Investment Income...........................      (0.10)         (0.15)      (0.19)         (0.22)            (0.21)
                                                   ----------     ----------    --------       --------        ----------
   Total Distributions............................      (0.10)         (0.15)      (0.19)         (0.22)            (0.21)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    10.76     $     9.34    $   8.16       $   7.62        $    11.63
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return......................................      16.31%(C)      16.47%      10.07%        (33.10)%(C)         7.71%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $4,174,456     $3,712,973    $785,689       $729,218        $1,002,142
Ratio of Expenses to Average Net Assets...........       0.10%(B)       0.10%**     0.10%(D)       0.10%(B)(D)       0.10%(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waiversand Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees).....................................       0.10%(B)       0.11%**     0.13%(D)       0.11%(B)(D)       0.11%(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.89%(B)       1.99%       2.53%          2.10%(B)          1.90%
Portfolio Turnover Rate...........................          2%(C)          1%*       N/A            N/A               N/A
------------------------------------------------------------------------------------------------------------------------------

                                                   U.S. Large Company Portfolio
                                                   ------------------------
                                                       Year           Year
                                                      Ended          Ended
                                                     Nov. 30,       Nov. 30,
                                                       2006           2005
-------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $   9.82       $   9.23
                                                    --------      --------
Income from Investment Operations.................
  Net Investment Income (Loss)....................     0.19(A)        0.17
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     1.18           0.61
                                                    --------      --------
   Total from Investment Operations...............     1.37           0.78
-------------------------------------------------------------------------------
Less Distributions................................
  Net Investment Income...........................    (0.19)         (0.19)
                                                    --------      --------
   Total Distributions............................    (0.19)         (0.19)
-------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  11.00       $   9.82
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Total Return......................................    14.11%          8.50%
-------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $877,405       $692,595
Ratio of Expenses to Average Net Assets...........     0.10%(D)       0.10%(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waiversand Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees).....................................     0.11%(D)       0.14%(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.90%          1.82%
Portfolio Turnover Rate...........................      N/A            N/A
-------------------------------------------------------------------------------

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.
See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios") are presented in this section of the report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2011, DFA International Value Portfolio owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

     Target                                                                  Value
      Fund           Shares          Acquiring Fund            Shares    (in thousands)
------------------ ---------- ------------------------------ ----------- --------------
U.S. Large........            U.S. Large Company............
Company Portfolio. 83,482,168 Institutional Index Portfolio. 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

     Target                   Unrealized Appreciation
      Fund         Net Assets     (Depreciation)             Acquiring Fund          Net Assets
------------------ ---------- ----------------------- ------------------------------ ----------
U.S. Large........                                    U.S. Large Company............
Company Portfolio. $2,731,987        $315,984         Institutional Index Portfolio.  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

  (a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

  (b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

      Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

      Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

      Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

      A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

      2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

      Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

      3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2011, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the six months ended April 30, 2011, the Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                      Previously
                                                                      Recovery       Waived Fees/
                                                                   of Previously   Expenses Assumed
                                                          Expense   Waived Fees/   Subject to Future
                                                          Limits  Expenses Assumed     Recovery
                                                          ------- ---------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1).  0.79%        --                --
U.S. Large Company Portfolio (2).........................  0.10%        $ 5              $615

   (1) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the applicable percentage of average net assets as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through investment in other investment companies) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

                    DFA International Value Portfolio. $142
                    U.S. Large Company Portfolio......  211

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                              Purchases. $ 75,482
                              Sales.....  189,643

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to distribution of assets and liabilities by a partnership in complete liquidation and the expiration of capital loss carryforwards, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In-Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.          --         $ (99)       $      99
U.S. Large Company Portfolio......    $453,344          (147)        (453,197)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2009..............................    $105,700         --       $105,700
    2010..............................     107,409         --        107,409
    U.S. Large Company Portfolio
    2009..............................      18,243         --         18,243
    2010..............................      35,473         --         35,473

   At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                               Total Net
                                   Net Investment                            Distributable
                                     Income and   Undistributed                Earnings
                                     Short-Term     Long-Term   Capital Loss (Accumulated
                                   Capital Gains  Capital Gains Caryforward     Losses)
                                   -------------- ------------- ------------ -------------
DFA International Value Portfolio.    $14,594          --       $(1,092,654)  $(1,078,060)
U.S. Large Company Portfolio......      9,826          --          (386,326)     (376,500)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                             Expires on October 31,
                                   ---------------------------------------------------------------------------
                                    2011    2012   2013    2014   2015      2016     2017    2018     Total
                                   ------- ------ ------- ------ ------- ---------- ------- ------- ----------
DFA International Value Portfolio.      --     --      --     --      -- $1,092,654      --      -- $1,092,654
U.S. Large Company Portfolio...... $13,997 $5,486 $10,569 $1,944 $86,015    100,024 $87,500 $80,791    386,326

   For the year ended October 31, 2010, DFA International Value Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $255,554 (in thousands).

   For the period ended October 31, 2010, U.S. Large Company Portfolio had capital loss carryforward expirations of $42,619 (in thousands).

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                    Federal    Unrealized    Unrealized    Appreciation
                                    Tax Cost  Appreciation (Depreciation) (Depreciation)
                                   ---------- ------------ -------------- --------------
DFA International Value Portfolio. $4,368,433  $1,813,659    $ (70,861)     $1,742,798
U.S. Large Company Portfolio......  3,030,598   1,640,955     (373,889)      1,267,066

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax postions and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Certain prior year balances have been reclassified to conform with current year presentations. Such reclassfications impacted the paid-in-capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statement of assets and liabilities of U.S. Large Company Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                           Six Months              Year
                                                              Ended               Ended
                                                         April 30, 2011       Oct. 31, 2010
                                                       ------------------  -------------------
                                                         Amount    Shares    Amount     Shares
                                                       ---------  -------  ----------  -------
DFA International Value Portfolio.....................
Class R2 Shares
 Shares Issued........................................ $   2,878      158  $    2,443      375
 Shares Issued in Lieu of Cash Distributions..........        42        2         249       43
 Shares Redeemed......................................    (2,133)    (117)     (1,361)    (215)
 Shares Reduced by Reverse Stock Split................        --       (2)         --     (453)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     787       41  $    1,331     (250)
                                                       =========  =======  ==========  =======
Institutional Class Shares
 Shares Issued........................................ $ 587,173   31,263  $1,029,921   62,367
 Shares Issued in Lieu of Cash Distributions..........    43,291    2,344     101,230    6,632
 Shares Redeemed......................................  (400,001) (21,294)   (806,802) (48,927)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 230,463   12,313  $  324,349   20,072
                                                       =========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio investment objectives and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2011, U.S. Large Company Portfolio had outstanding futues contracts (dollar amounts in thousands):

                                                                                            Approximate
                                                 Expiration Number of  Contract Unrealized     Cash
                                 Description        Date    Contracts*  Value   Gain (Loss) Collateral
                              -----------        ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio.  S&P 500 (R) Index 06/17/2011    221     $75,123    $3,900      $4,973

   *During the six months ended April 30, 2011, U.S. Large Company Portfolio's average notional value of outstanding futures contracts was $57,060 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of U.S. Large Company Portfolio's derivative instrument holdings for the six months ended April 30, 2011.

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Compnay Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                         Asset Derivatives Value
-                                                        -----------------------
                              Location on the Statements
                                    of Assets and                Equity
                                     Liabilities                Contracts
                              -------------------------- -----------------------
                                 Receivables: Futures
U.S. Large Company Portfolio.      Margin Variation              $3,900*

   * Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for U.S. Large Company Portfolio's derivative instrument holdings through the six months ended April 30, 2011:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
  ---------------  -----------------------------------------------------------
 Equity contracts. Net Realized Gain (Loss) on: Futures Change in Unrealized
                   Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                           Realized Gain (Loss)
                                              on Derivatives
                                           Recognized in Income
                                      --------------------------------
                                                  Equity
                                                 Contracts
                                      --------------------------------
        U.S. Large Company Portfolio.             $5,554

                                           Change in Unrealized
                                      Appreciation (Depreciation) on
                                      Derivatives Recognized in Income
                                      --------------------------------
                                                  Equity
                                                 Contracts
                                      --------------------------------
        U.S. Large Company Portfolio.             $2,454

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.92%        $9,899         2          $1        $12,782

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

J. Securities Lending:

   As of April 30, 2011, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

N. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                               Percentage
                                                                  Number of   of Oustanding
                                                                 Shareholders    Shares
                                                                 ------------ -------------
DFA International Value Portfolio -- Class R2 Shares............      2            68%
DFA International Value Portfolio -- Institutional Class Shares.      2            46%
U.S. Large Company Portfolio....................................      2            66%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000
     = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

  EXPENSE TABLES

                                      Beginning  Ending                Expenses
                                       Account  Account     Annualized   Paid
                                        Value    Value       Expense    During
                                      11/01/10  04/30/11      Ratio*   Period*
                                      --------- ---------   ---------- --------
  The U.S. Large Cap Value Series
  Actual Fund Return................. $1,000.00 $1,220.56      0.12%    $0.66
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.20      0.12%    $0.60
  The DFA International Value Series
  Actual Fund Return................. $1,000.00 $1,146.18      0.23%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65      0.23%    $1.15

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/10  04/30/11    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
    Actual Fund Return.................. $1,000.00 $1,118.48    0.14%    $0.74
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.10    0.14%    $0.70

The Asia Pacific Small Company Series
-------------------------------------
    Actual Fund Return.................. $1,000.00 $1,136.55    0.16%    $0.85
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.00    0.16%    $0.80

The United Kingdom Small Company Series
---------------------------------------
    Actual Fund Return.................. $1,000.00 $1,170.60    0.12%    $0.65
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.20    0.12%    $0.60

The Continental Small Company Series
------------------------------------
    Actual Fund Return.................. $1,000.00 $1,203.33    0.14%    $0.76
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.10    0.14%    $0.70

The Canadian Small Company Series
---------------------------------
    Actual Fund Return.................. $1,000.00 $1,254.73    0.14%    $0.78
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.10    0.14%    $0.70

The Emerging Markets Series
---------------------------
    Actual Fund Return.................. $1,000.00 $1,117.61    0.19%    $1.00
    Hypothetical 5% Annual Return....... $1,000.00 $1,023.85    0.19%    $0.95

The Emerging Markets Small Cap Series
-------------------------------------
    Actual Fund Return.................. $1,000.00 $1,064.47    0.30%    $1.54
    Hypothetical 5% Annual Return....... $1,000.00 $1,023.31    0.30%    $1.51

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
                       Consumer Discretionary.....  16.3%
                       Consumer Staples...........   7.7%
                       Energy.....................  17.5%
                       Financials.................  21.3%
                       Health Care................  10.0%
                       Industrials................  13.3%
                       Information Technology.....   3.4%
                       Materials..................   3.0%
                       Telecommunication Services.   6.3%
                       Utilities..................   1.2%
                                                   -----
                                                   100.0%
                       The DFA International Value Series
                       Consumer Discretionary.....  15.4%
                       Consumer Staples...........   5.7%
                       Energy.....................  11.5%
                       Financials.................  30.3%
                       Health Care................   1.5%
                       Industrials................   9.6%
                       Information Technology.....   2.8%
                       Materials..................  12.7%
                       Other......................    --
                       Telecommunication Services.   7.1%
                       Utilities..................   3.4%
                                                   -----
                                                   100.0%
                         The Japanese Small Company Series
                         Consumer Discretionary...  22.8%
                         Consumer Staples.........   9.5%
                         Energy...................   1.1%
                         Financials...............  10.6%
                         Health Care..............   4.5%
                         Industrials..............  27.5%
                         Information Technology...  11.3%
                         Materials................  12.2%
                         Utilities................   0.5%
                                                    -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                     The Asia Pacific Small Company Series
                     Consumer Discretionary........  23.3%
                     Consumer Staples..............   3.8%
                     Energy........................   5.9%
                     Financials....................  12.4%
                     Health Care...................   5.1%
                     Industrials...................  22.4%
                     Information Technology........   3.9%
                     Materials.....................  17.2%
                     Other.........................     --
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   2.0%
                     Utilities.....................   3.9%
                                                    ------
                                                    100.0%

                      The Canadian Small Company Series
                     Consumer Discretionary........  10.0%
                     Consumer Staples..............   2.4%
                     Energy........................  25.3%
                     Financials....................   6.9%
                     Health Care...................   3.1%
                     Industrials...................   9.9%
                     Information Technology........   5.6%
                     Materials.....................  34.7%
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   0.3%
                     Utilities.....................   1.7%
                                                    ------
                                                    100.0%

                     The United Kingdom Small Company Series
                     Consumer Discretionary..........  21.4%
                     Consumer Staples................   4.2%
                     Energy..........................   5.5%
                     Financials......................  13.1%
                     Health Care.....................   1.7%
                     Industrials.....................  31.2%
                     Information Technology..........  11.1%
                     Materials.......................   7.1%
                     Other...........................     --
                     Real Estate Investment Trusts...     --
                     Telecommunication Services......   1.8%
                     Utilities.......................   2.9%
                                                      ------
                                                      100.0%

                         The Emerging Markets Series
                     Consumer Discretionary..........   7.1%
                     Consumer Staples................   8.2%
                     Energy..........................  15.2%
                     Financials......................  21.1%
                     Health Care.....................   0.7%
                     Industrials.....................   6.6%
                     Information Technology..........  14.1%
                     Materials.......................  14.9%
                     Other...........................     --
                     Real Estate Investment Trusts...   0.1%
                     Telecommunication Services......   8.9%
                     Utilities.......................   3.1%
                                                      ------
                                                      100.0%

                     The Continental Small Company Series
                     Consumer Discretionary........  14.8%
                     Consumer Staples..............   6.7%
                     Energy........................   5.2%
                     Financials....................  17.0%
                     Health Care...................   7.7%
                     Industrials...................  25.7%
                     Information Technology........  10.2%
                     Materials.....................   9.4%
                     Other.........................     --
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   1.1%
                     Utilities.....................   2.1%
                                                    ------
                                                    100.0%

                     The Emerging Markets Small Cap Series
                     Consumer Discretionary........  19.0%
                     Consumer Staples..............  10.5%
                     Energy........................   1.7%
                     Financials....................  16.6%
                     Health Care...................   4.8%
                     Industrials...................  16.5%
                     Information Technology........   9.9%
                     Materials.....................  16.0%
                     Other.........................   0.1%
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   1.0%
                     Utilities.....................   3.8%
                                                    ------
                                                    100.0%

                        THE U.S. LARGE CAP VALUE SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                        Percentage
                                                Shares         Value+ of Net Assets**
                                                ------         -----  ---------------
COMMON STOCKS -- (95.1%)...................
Consumer Discretionary -- (15.5%)..........
  Carnival Corp............................  2,260,335 $   86,050,953       0.8%
  CBS Corp. Class B........................  3,870,469     97,613,228       0.9%
  Comcast Corp. Class A.................... 11,535,742    302,697,870       2.9%
  Comcast Corp. Special Class A............  3,843,964     94,369,316       0.9%
  *Liberty Media Corp. Interactive Class A.  3,585,265     62,670,432       0.6%
  #News Corp. Class A......................  9,024,175    160,810,799       1.6%
  #News Corp. Class B......................  3,247,295     61,373,876       0.6%
  #Time Warner Cable, Inc..................  2,004,056    156,576,895       1.5%
  #Time Warner, Inc........................  6,251,359    236,676,452       2.3%
  Other Securities.........................               435,275,174       4.2%
                                                       --------------      -----
Total Consumer Discretionary...............             1,694,114,995      16.3%
                                                       --------------      -----

Consumer Staples -- (7.3%).................
  Archer-Daniels-Midland Co................  2,981,045    110,358,286       1.0%
  CVS Caremark Corp........................  6,816,437    247,027,677       2.4%
  Kraft Foods, Inc. Class A................  6,193,330    207,972,021       2.0%
  Other Securities.........................               235,468,214       2.3%
                                                       --------------      -----
Total Consumer Staples.....................               800,826,198       7.7%
                                                       --------------      -----

Energy -- (16.6%)..........................
  Anadarko Petroleum Corp..................  2,773,608    218,948,616       2.1%
  Chesapeake Energy Corp...................  3,174,634    106,889,927       1.0%
  #Chevron Corp............................    639,240     69,958,426       0.7%
  ConocoPhillips...........................  5,825,280    459,789,350       4.4%
  Hess Corp................................  1,453,921    124,979,049       1.2%
  Marathon Oil Corp........................  3,514,978    189,949,411       1.8%
  National-Oilwell, Inc....................  1,945,893    149,230,534       1.4%
  #Pioneer Natural Resources Co............    577,949     59,083,726       0.6%
  #Valero Energy Corp......................  2,742,854     77,622,768       0.7%
  Other Securities.........................               359,665,592       3.5%
                                                       --------------      -----
Total Energy...............................             1,816,117,399      17.4%
                                                       --------------      -----

Financials -- (20.3%)......................
  Bank of America Corp..................... 21,876,033    268,637,685       2.6%
  Capital One Financial Corp...............  2,343,277    128,247,550       1.2%
  *Citigroup, Inc.......................... 78,417,143    359,934,686       3.5%
  CME Group, Inc...........................    314,577     93,042,439       0.9%
  Hartford Financial Services Group, Inc...  2,160,202     62,581,052       0.6%
  Loews Corp...............................  2,466,987    109,188,845       1.0%
  MetLife, Inc.............................  4,607,955    215,606,214       2.1%
  Morgan Stanley...........................  3,042,449     79,560,041       0.8%
  #Prudential Financial, Inc...............  2,197,605    139,372,109       1.3%
  #SunTrust Banks, Inc.....................  2,563,152     72,255,255       0.7%
  Other Securities.........................               685,712,027       6.6%
                                                       --------------      -----
Total Financials...........................             2,214,137,903      21.3%
                                                       --------------      -----

Health Care -- (9.5%)......................
  Aetna, Inc...............................  1,938,699     80,223,365       0.8%
  *Humana, Inc.............................    712,843     54,261,609       0.5%
  Pfizer, Inc.............................. 14,482,035    303,543,454       2.9%
  *Thermo Fisher Scientific, Inc...........  1,994,284    119,637,097       1.1%
  UnitedHealth Group, Inc..................  2,296,880    113,075,402       1.1%
  WellPoint, Inc...........................  2,580,122    198,127,568       1.9%
  Other Securities.........................               172,306,807       1.7%
                                                       --------------      -----
Total Health Care..........................             1,041,175,302      10.0%
                                                       --------------      -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                     Percentage
                                                                            Shares          Value+ of Net Assets**
                                                                            ------          -----  ---------------
Industrials -- (12.6%)................................................
  CSX Corp............................................................   2,287,204 $   179,980,083       1.7%
  General Electric Co.................................................  15,225,603     311,363,581       3.0%
  Norfolk Southern Corp...............................................   2,186,220     163,266,910       1.6%
  #Northrop Grumman Corp..............................................   1,926,678     122,555,988       1.2%
  Tyco International, Ltd.............................................   1,149,868      56,044,566       0.5%
  Union Pacific Corp..................................................   2,594,778     268,481,680       2.6%
  Other Securities....................................................                 277,885,139       2.7%
                                                                                   ---------------     ------
Total Industrials.....................................................               1,379,577,947      13.3%
                                                                                   ---------------     ------

Information Technology -- (3.2%)......................................
  Other Securities....................................................                 350,589,780       3.4%
                                                                                   ---------------     ------

Materials -- (2.9%)...................................................
  #Alcoa, Inc.........................................................   5,357,434      91,076,378       0.8%
  International Paper Co..............................................   2,299,481      71,007,973       0.7%
  Other Securities....................................................                 155,591,864       1.5%
                                                                                   ---------------     ------
Total Materials.......................................................                 317,676,215       3.0%
                                                                                   ---------------     ------

Telecommunication Services -- (6.0%)..................................
  AT&T, Inc...........................................................  12,865,019     400,359,391       3.8%
  #CenturyLink, Inc...................................................   1,452,902      59,249,344       0.6%
 #*Sprint Nextel Corp.................................................  13,961,200      72,319,016       0.7%
  #Verizon Communications, Inc........................................   1,599,525      60,430,054       0.6%
  Other Securities....................................................                  58,771,008       0.5%
                                                                                   ---------------     ------
Total Telecommunication Services......................................                 651,128,813       6.2%
                                                                                   ---------------     ------

Utilities -- (1.2%)...................................................
  Public Service Enterprise Group, Inc................................   1,751,371      56,341,605       0.5%
  Other Securities....................................................                  67,245,478       0.7%
                                                                                   ---------------     ------
Total Utilities.......................................................                 123,587,083       1.2%
                                                                                   ---------------     ------
TOTAL COMMON STOCKS...................................................              10,388,931,635      99.8%
                                                                                   ---------------     ------

TEMPORARY CASH INVESTMENTS -- (0.1%)..................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.  10,178,864      10,178,864       0.1%
                                                                                   ---------------     ------

                                                                         Shares/
                                                                          Face
                                                                         Amount
                                                                       -----------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (4.8%)...............................
(S)@DFA Short Term Investment Fund.................................... 523,266,285     523,266,285       5.1%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
   (Collateralized by $1,544,114 FNMA 3.500%, 02/01/26, valued
   at $1,552,540) to be repurchased at $1,507,328.....................      $1,507       1,507,320       0.0%
                                                                                   ---------------     ------
TOTAL SECURITIES LENDING COLLATERAL...................................                 524,773,605       5.1%
                                                                                   ---------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,580,486,809)................................................             $10,923,884,104     105.0%
                                                                                   ===============     ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks.................
  Consumer Discretionary...... $ 1,694,114,995           --   --    $ 1,694,114,995
  Consumer Staples............     800,826,198           --   --        800,826,198
  Energy......................   1,816,117,399           --   --      1,816,117,399
  Financials..................   2,214,137,903           --   --      2,214,137,903
  Health Care.................   1,041,175,302           --   --      1,041,175,302
  Industrials.................   1,379,577,947           --   --      1,379,577,947
  Information Technology......     350,589,780           --   --        350,589,780
  Materials...................     317,676,215           --   --        317,676,215
  Telecommunication Services..     651,128,813           --   --        651,128,813
  Utilities...................     123,587,083           --   --        123,587,083
Temporary Cash Investments....      10,178,864           --   --         10,178,864
Securities Lending Collateral.              -- $524,773,605   --        524,773,605
                               --------------- ------------   --    ---------------
TOTAL......................... $10,399,110,499 $524,773,605   --    $10,923,884,104
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -----      ---------------
COMMON STOCKS -- (83.0%)........................
AUSTRALIA -- (4.8%).............................
  #Australia & New Zealand Banking Group, Ltd... 1,696,439 $ 45,188,322       0.6%
  #National Australia Bank, Ltd................. 1,901,632   56,616,627       0.7%
  Wesfarmers, Ltd............................... 2,539,298   93,023,189       1.1%
  Other Securities..............................            274,559,990       3.4%
                                                           ------------      -----
TOTAL AUSTRALIA.................................            469,388,128       5.8%
                                                           ------------      -----

AUSTRIA -- (0.3%)...............................
  Other Securities..............................             33,729,173       0.4%
                                                           ------------      -----

BELGIUM -- (0.8%)...............................
  Other Securities..............................             81,832,923       1.0%
                                                           ------------      -----

CANADA -- (10.2%)...............................
  #Encana Corp.................................. 2,051,015   68,912,717       0.9%
  #Manulife Financial Corp...................... 3,219,919   57,820,033       0.7%
  #Nexen, Inc................................... 1,719,282   45,482,882       0.6%
  #Sun Life Financial, Inc...................... 1,494,503   48,919,049       0.6%
  Suncor Energy, Inc............................ 2,545,871  117,344,432       1.4%
  Talisman Energy, Inc.......................... 2,162,345   52,221,723       0.6%
  Teck Resources, Ltd. Class B.................. 1,303,030   70,828,973       0.9%
  #Thomson Reuters Corp......................... 1,832,184   74,282,702       0.9%
  #TransCanada Corp............................. 1,941,948   83,556,205       1.0%
  Other Securities..............................            368,196,722       4.5%
                                                           ------------      -----
TOTAL CANADA....................................            987,565,438      12.1%
                                                           ------------      -----

DENMARK -- (1.3%)...............................
  Other Securities..............................            125,784,300       1.5%
                                                           ------------      -----

FINLAND -- (0.7%)...............................
  Other Securities..............................             72,344,385       0.9%
                                                           ------------      -----

FRANCE -- (8.3%)................................
  #AXA SA....................................... 3,678,548   82,466,032       1.0%
  BNP Paribas SA................................   607,569   48,031,142       0.6%
  Cie de Saint-Gobain SA........................   875,747   60,426,286       0.8%
  Credit Agricole SA............................ 2,709,992   45,077,952       0.6%
  #GDF Suez SA.................................. 2,720,289  111,230,825       1.4%
  Societe Generale Paris SA..................... 1,255,581   83,907,846       1.0%
  #Vivendi SA................................... 3,447,034  108,081,627       1.3%
  Other Securities..............................            270,063,507       3.3%
                                                           ------------      -----
TOTAL FRANCE....................................            809,285,217      10.0%
                                                           ------------      -----

GERMANY -- (8.1%)...............................
  #Allianz SE...................................   439,353   69,027,351       0.8%
  #Allianz SE Sponsored ADR..................... 2,834,240   44,639,280       0.6%
  Bayerische Motoren Werke AG...................   915,762   86,217,868       1.1%
  *Daimler AG................................... 2,088,586  161,419,483       2.0%
  Deutsche Bank AG..............................   965,050   62,853,121       0.8%
  Deutsche Telekom AG........................... 2,852,483   47,140,915       0.6%
  #Deutsche Telekom AG Sponsored ADR............ 3,099,741   51,455,701       0.6%
  #E.ON AG...................................... 1,598,720   54,642,935       0.7%
  #Munchener Rueckversicherungs-Gesellschaft AG.   412,644   68,067,628       0.8%
  Other Securities..............................            139,601,150       1.7%
                                                           ------------      -----
TOTAL GERMANY...................................            785,065,432       9.7%
                                                           ------------      -----

GREECE -- (0.1%)................................
  Other Securities..............................             10,014,324       0.1%
                                                           ------------      -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                         ---------- -------------- ---------------
HONG KONG -- (1.4%).....................
  Hutchison Whampoa, Ltd................  5,618,000 $   64,322,781       0.8%
  Other Securities......................                73,073,228       0.9%
                                                    --------------      -----
TOTAL HONG KONG.........................               137,396,009       1.7%
                                                    --------------      -----

IRELAND -- (0.1%).......................
  Other Securities......................                11,433,581       0.1%
                                                    --------------      -----

ISRAEL -- (0.4%)........................
  Other Securities......................                36,826,376       0.4%
                                                    --------------      -----

ITALY -- (1.5%).........................
  Other Securities......................               142,505,906       1.7%
                                                    --------------      -----

JAPAN -- (16.1%)........................
  Mitsubishi Heavy Industries, Ltd......  9,007,000     43,038,599       0.5%
  #Mitsubishi UFJ Financial Group, Inc.. 13,207,406     63,390,116       0.8%
  Nissan Motor Co., Ltd.................  4,831,600     46,487,303       0.6%
  #Sony Corp. Sponsored ADR.............  1,801,665     51,005,136       0.6%
  #Sumitomo Corp........................  3,241,900     44,721,492       0.5%
  #Toyota Motor Corp. Sponsored ADR.....    551,545     43,947,106       0.5%
  Other Securities......................             1,272,689,380      15.7%
                                                    --------------      -----
TOTAL JAPAN.............................             1,565,279,132      19.2%
                                                    --------------      -----

MALAYSIA -- (0.0%)......................
  Other Securities......................                        --       0.0%
                                                    --------------      -----

NETHERLANDS -- (3.2%)...................
  ArcelorMittal NV......................  2,446,831     90,424,916       1.1%
  *ING Groep NV.........................  3,849,884     50,719,361       0.6%
  *Koninklijke Philips Electronics NV...  1,939,039     57,430,601       0.7%
  Other Securities......................               109,870,597       1.4%
                                                    --------------      -----
TOTAL NETHERLANDS.......................               308,445,475       3.8%
                                                    --------------      -----

NEW ZEALAND -- (0.1%)...................
  Other Securities......................                 5,336,761       0.1%
                                                    --------------      -----

NORWAY -- (0.9%)........................
  Other Securities......................                87,106,036       1.1%
                                                    --------------      -----

PORTUGAL -- (0.1%)......................
  Other Securities......................                 9,833,096       0.1%
                                                    --------------      -----

SINGAPORE -- (1.0%).....................
  Other Securities......................                94,898,798       1.2%
                                                    --------------      -----

SPAIN -- (2.7%).........................
  #Repsol YPF SA Sponsored ADR..........  1,432,181     51,157,505       0.6%
  Other Securities......................               207,178,508       2.6%
                                                    --------------      -----
TOTAL SPAIN.............................               258,336,013       3.2%
                                                    --------------      -----

SWEDEN -- (2.1%)........................
  Nordea Bank AB........................  4,013,687     45,762,056       0.6%
  Other Securities......................               162,959,751       2.0%
                                                    --------------      -----
TOTAL SWEDEN............................               208,721,807       2.6%
                                                    --------------      -----

SWITZERLAND -- (5.2%)...................
  #Holcim, Ltd. AG......................    886,165     77,213,358       0.9%
  Swiss Reinsurance Co., Ltd. AG........  1,108,107     66,116,889       0.8%
  Zurich Financial Services AG..........    322,634     90,717,790       1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              Shares        Value++
                                                                                           ------------- --------------
SWITZERLAND -- (Continued)................................................................
  Other Securities........................................................................               $  273,495,501
                                                                                                         --------------
TOTAL SWITZERLAND.........................................................................                  507,543,538
                                                                                                         --------------

UNITED KINGDOM -- (13.6%).................................................................
  Aviva P.L.C.............................................................................     7,396,866     55,357,784
  #Barclays P.L.C. Sponsored ADR..........................................................     4,180,831     79,644,831
  Kingfisher P.L.C........................................................................    10,285,817     47,258,773
  Royal Dutch Shell P.L.C. ADR............................................................     3,242,203    254,059,027
  Vodafone Group P.L.C....................................................................    34,976,333    101,109,152
  Vodafone Group P.L.C. Sponsored ADR.....................................................     8,335,538    242,730,867
  Xstrata P.L.C...........................................................................     3,843,909     98,592,431
  Other Securities........................................................................                  442,839,701
                                                                                                         --------------
TOTAL UNITED KINGDOM......................................................................                1,321,592,566
                                                                                                         --------------
TOTAL COMMON STOCKS.......................................................................                8,070,264,414
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
PORTUGAL -- (0.0%)........................................................................
  Other Securities........................................................................                      134,266
                                                                                                         --------------

SPAIN -- (0.0%)...........................................................................
  Other Securities........................................................................                      257,338
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.....................................................................                      391,604
                                                                                                         --------------

                                                                                                    Face
                                                                                                  Amount    Value+
                                                                                                  ------    -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at
   $8,222,130.............................................................................        $8,222      8,222,000
                                                                                                         --------------

                                                                                                 Shares/
                                                                                                    Face
                                                                                                  Amount
                                                                                                  ------
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (16.9%)..................................................
(S)@DFA Short Term Investment Fund........................................................ 1,646,576,000  1,646,576,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at
   $1,321,755.............................................................................        $1,322      1,321,751
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                1,647,897,751
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%).............................................................
  (Cost $7,369,761,306)...................................................................               $9,726,775,769
                                                                                                         ==============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
SWITZERLAND -- (Continued)................................................................
  Other Securities........................................................................       3.4%
                                                                                               ------
TOTAL SWITZERLAND.........................................................................       6.2%
                                                                                               ------

UNITED KINGDOM -- (13.6%).................................................................
  Aviva P.L.C.............................................................................       0.7%
  #Barclays P.L.C. Sponsored ADR..........................................................       1.0%
  Kingfisher P.L.C........................................................................       0.6%
  Royal Dutch Shell P.L.C. ADR............................................................       3.1%
  Vodafone Group P.L.C....................................................................       1.2%
  Vodafone Group P.L.C. Sponsored ADR.....................................................       3.0%
  Xstrata P.L.C...........................................................................       1.2%
  Other Securities........................................................................       5.5%
                                                                                               ------
TOTAL UNITED KINGDOM......................................................................      16.3%
                                                                                               ------
TOTAL COMMON STOCKS.......................................................................      99.2%
                                                                                               ------
RIGHTS/WARRANTS -- (0.0%).................................................................
PORTUGAL -- (0.0%)........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------

SPAIN -- (0.0%)...........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------
TOTAL RIGHTS/WARRANTS.....................................................................       0.0%
                                                                                               ------





TEMPORARY CASH INVESTMENTS -- (0.1%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at
   $8,222,130.............................................................................       0.1%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (16.9%)..................................................
(S)@DFA Short Term Investment Fund........................................................      20.3%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at
   $1,321,755.............................................................................       0.0%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL.......................................................      20.3%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%).............................................................
  (Cost $7,369,761,306)...................................................................     119.6%
                                                                                               ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $    8,439,298 $  460,948,830   --    $  469,388,128
  Austria.....................             --     33,729,173   --        33,729,173
  Belgium.....................      4,541,994     77,290,929   --        81,832,923
  Canada......................    987,565,438             --   --       987,565,438
  Denmark.....................             --    125,784,300   --       125,784,300
  Finland.....................      2,515,212     69,829,173   --        72,344,385
  France......................     33,906,195    775,379,022   --       809,285,217
  Germany.....................    123,575,824    661,489,608   --       785,065,432
  Greece......................        984,576      9,029,748   --        10,014,324
  Hong Kong...................             --    137,396,009   --       137,396,009
  Ireland.....................      6,174,077      5,259,504   --        11,433,581
  Israel......................      4,108,164     32,718,212   --        36,826,376
  Italy.......................     28,173,735    114,332,171   --       142,505,906
  Japan.......................    134,310,391  1,430,968,741   --     1,565,279,132
  Malaysia....................             --             --   --                --
  Netherlands.................     26,000,266    282,445,209   --       308,445,475
  New Zealand.................             --      5,336,761   --         5,336,761
  Norway......................        533,709     86,572,327   --        87,106,036
  Portugal....................             --      9,833,096   --         9,833,096
  Singapore...................             --     94,898,798   --        94,898,798
  Spain.......................    100,033,060    158,302,953   --       258,336,013
  Sweden......................     14,472,862    194,248,945   --       208,721,807
  Switzerland.................     66,974,850    440,568,688   --       507,543,538
  United Kingdom..............    663,451,513    658,141,053   --     1,321,592,566
Rights/Warrants...............
  Portugal....................        134,266             --   --           134,266
  Spain.......................        257,338             --   --           257,338
Temporary Cash Investments....             --      8,222,000   --         8,222,000
Securities Lending Collateral.             --  1,647,897,751   --     1,647,897,751
                               -------------- --------------   --    --------------
TOTAL......................... $2,206,152,768 $7,520,623,001   --    $9,726,775,769
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.
                                      196

                       THE JAPANESE SMALL COMPANY SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                    Percentage
                                           Shares      Value++ of Net Assets**
                                           ------      -----   ---------------
 COMMON STOCKS -- (86.4%)..............
 Consumer Discretionary -- (19.7%).....
   Aoyama Trading Co., Ltd.............   250,500 $  4,126,612       0.3%
   Autobacs Seven Co., Ltd.............   100,400    3,690,046       0.2%
   Exedy Corp..........................   119,700    3,824,051       0.3%
   *Haseko Corp........................ 5,356,000    3,589,532       0.2%
   Kayaba Industry Co., Ltd............   633,000    5,265,926       0.4%
   *K's Holdings Corp..................   156,927    4,891,112       0.3%
   Nifco, Inc..........................   187,400    4,738,275       0.3%
  #*Pioneer Electronic Corp............   981,300    4,150,730       0.3%
   #Ryohin Keikaku Co., Ltd............    92,200    4,279,821       0.3%
   Shimachu Co., Ltd...................   161,100    3,760,811       0.3%
   Sumitomo Forestry Co., Ltd..........   433,066    3,795,604       0.3%
   Toyobo Co., Ltd..................... 2,970,000    4,692,999       0.3%
   Other Securities....................            283,004,359      19.1%
                                                  ------------      -----
 Total Consumer Discretionary..........            333,809,878      22.6%
                                                  ------------      -----

 Consumer Staples -- (8.2%)............
   Fuji Oil Co., Ltd...................   258,900    3,594,194       0.2%
   Morinaga Milk Industry Co., Ltd.....   886,000    3,576,420       0.2%
   Nichirei Corp.......................   839,000    3,686,298       0.3%
   Other Securities....................            127,288,516       8.6%
                                                  ------------      -----
 Total Consumer Staples................            138,145,428       9.3%
                                                  ------------      -----

 Energy -- (1.0%)......................
   Other Securities....................             16,415,458       1.1%
                                                  ------------      -----

 Financials -- (9.2%)..................
   Bank of Okinawa, Ltd. (The).........    92,500    3,710,734       0.2%
   Century Tokyo Leasing Corp..........   254,990    4,374,982       0.3%
   Hyakugo Bank, Ltd. (The)............   885,609    3,860,107       0.3%
   Kiyo Holdings, Inc.................. 2,526,900    3,596,475       0.2%
   Musashino Bank, Ltd.................   127,700    4,044,141       0.3%
   San-in Godo Bank, Ltd. (The)........   547,000    4,057,201       0.3%
   Other Securities....................            131,523,976       8.9%
                                                  ------------      -----
 Total Financials......................            155,167,616      10.5%
                                                  ------------      -----

 Health Care -- (3.8%).................
   Kaken Pharmaceutical Co., Ltd.......   353,000    4,579,538       0.3%
   KYORIN Holdings, Inc................   205,000    3,660,079       0.2%
   #Nipro Corp.........................   189,900    3,872,841       0.3%
   #Sawai Pharmaceutical Co., Ltd......    53,400    4,791,485       0.3%
   Other Securities....................             48,299,942       3.3%
                                                  ------------      -----
 Total Health Care.....................             65,203,885       4.4%
                                                  ------------      -----

 Industrials -- (23.7%)................
   #Asahi Diamond Industrial Co., Ltd..   241,000    5,013,117       0.3%
   Duskin Co., Ltd.....................   211,600    4,268,817       0.3%
   #Hitachi Zosen Corp................. 2,937,500    4,289,823       0.3%
  #*Makino Milling Machine Co., Ltd....   388,000    3,647,468       0.2%
   #Miura Co., Ltd.....................   137,600    3,909,526       0.3%
   #Mori Seiki Co., Ltd................   381,900    4,898,750       0.3%
   #Nachi-Fujikoshi Corp...............   663,000    3,704,420       0.3%
   #OKUMA Corp.........................   513,000    4,832,293       0.3%
   Sankyu, Inc.........................   863,000    3,966,052       0.3%
   Takara Standard Co., Ltd............   501,000    3,784,898       0.3%
   Other Securities....................            359,358,977      24.3%
                                                  ------------      -----
 Total Industrials.....................            401,674,141      27.2%
                                                  ------------      -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                                  Shares        Value++
                                                                                                  ------        -----

Information Technology -- (9.8%)............................................................
  #Anritsu Corp.............................................................................     458,000 $    3,654,714
  #Capcom Co., Ltd..........................................................................     199,400      3,705,483
  Horiba, Ltd...............................................................................     145,650      4,382,098
  #Kakaku.com, Inc..........................................................................         647      3,728,546
  Mitsumi Electric Co., Ltd.................................................................     278,000      3,564,793
  #Net One Systems Co., Ltd.................................................................       1,984      3,592,498
  #Nichicon Corp............................................................................     270,300      4,154,274
  Ulvac, Inc................................................................................     160,300      3,588,009
  Other Securities..........................................................................                134,805,153
                                                                                                         --------------
Total Information Technology................................................................                165,175,568
                                                                                                         --------------

Materials -- (10.5%)........................................................................
  FP Corp...................................................................................      61,200      3,531,788
  Nippon Light Metal Co., Ltd...............................................................   1,944,000      3,971,974
  Sumitomo Bakelite Co., Ltd................................................................     591,000      3,790,225
  Sumitomo Osaka Cement Co., Ltd............................................................   1,521,000      4,135,556
  #Taiheiyo Cement Corp.....................................................................   3,133,000      5,371,601
  #Toagosei Co., Ltd........................................................................     941,000      5,096,217
  Tokai Carbon Co., Ltd.....................................................................     751,000      3,960,897
  Other Securities..........................................................................                148,348,719
                                                                                                         --------------
Total Materials.............................................................................                178,206,977
                                                                                                         --------------

Utilities -- (0.5%).........................................................................
  Other Securities..........................................................................                  7,928,232
                                                                                                         --------------
TOTAL COMMON STOCKS.........................................................................              1,461,727,183
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)...................................................................
  Other Securities..........................................................................                         --
                                                                                                         --------------

                                                                                                Face
                                                                                               Amount            Value+
                                                                                               ------            ------
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $4,235,000 FNMA 2.24%, 07/06/15, valued at $4,340,875) to be repurchased at $4,276,090...      $4,276      4,276,000
                                                                                                         --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               -------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (13.4%)....................................................
(S)@DFA Short Term Investment Fund.......................................................... 221,671,392    221,671,392
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $4,563,870)## to be repurchased at
   $4,474,397...............................................................................      $4,474      4,474,382
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                226,145,774
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,787,483,188)......................................................................             $1,692,148,957
                                                                                                         ==============

                                                                                                  Percentage
                                                                                             of Net Assets**
                                                                                             ---------------

Information Technology -- (9.8%)............................................................
  #Anritsu Corp.............................................................................       0.3%
  #Capcom Co., Ltd..........................................................................       0.3%
  Horiba, Ltd...............................................................................       0.3%
  #Kakaku.com, Inc..........................................................................       0.3%
  Mitsumi Electric Co., Ltd.................................................................       0.2%
  #Net One Systems Co., Ltd.................................................................       0.2%
  #Nichicon Corp............................................................................       0.3%
  Ulvac, Inc................................................................................       0.2%
  Other Securities..........................................................................       9.1%
                                                                                                 ------
Total Information Technology................................................................      11.2%
                                                                                                 ------

Materials -- (10.5%)........................................................................
  FP Corp...................................................................................       0.2%
  Nippon Light Metal Co., Ltd...............................................................       0.3%
  Sumitomo Bakelite Co., Ltd................................................................       0.3%
  Sumitomo Osaka Cement Co., Ltd............................................................       0.3%
  #Taiheiyo Cement Corp.....................................................................       0.4%
  #Toagosei Co., Ltd........................................................................       0.3%
  Tokai Carbon Co., Ltd.....................................................................       0.3%
  Other Securities..........................................................................      10.0%
                                                                                                 ------
Total Materials.............................................................................      12.1%
                                                                                                 ------

Utilities -- (0.5%).........................................................................
  Other Securities..........................................................................       0.5%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      98.9%
                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)...................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.2%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $4,235,000 FNMA 2.24%, 07/06/15, valued at $4,340,875) to be repurchased at $4,276,090...       0.3%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (13.4%)....................................................
(S)@DFA Short Term Investment Fund..........................................................      15.0%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $4,563,870)## to be repurchased at
   $4,474,397...............................................................................       0.3%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................      15.3%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,787,483,188)......................................................................     114.5%
                                                                                                 ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                               ------------------------------------------------

                                   Investment in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks.................
  Consumer Discretionary......         -- $  333,809,878   --    $  333,809,878
  Consumer Staples............ $   65,172    138,080,256   --       138,145,428
  Energy......................         --     16,415,458   --        16,415,458
  Financials..................         --    155,167,616   --       155,167,616
  Health Care.................         --     65,203,885   --        65,203,885
  Industrials.................  1,076,398    400,597,743   --       401,674,141
  Information Technology......         --    165,175,568   --       165,175,568
  Materials...................         --    178,206,977   --       178,206,977
  Utilities...................         --      7,928,232   --         7,928,232
Rights/Warrants...............         --             --   --                --
Temporary Cash Investments....         --      4,276,000   --         4,276,000
Securities Lending Collateral.         --    226,145,774   --       226,145,774
                               ---------- --------------   --    --------------

TOTAL......................... $1,141,570 $1,691,007,387   --    $1,692,148,957
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                           Percentage
                                                  Shares      Value++ of Net Assets**
                                                  ------      -----   ---------------
COMMON STOCKS -- (84.3%).....................
AUSTRALIA -- (51.7%).........................
  Adelaide Brighton, Ltd.....................  1,917,857 $  6,655,998       0.6%
  Ansell, Ltd................................    503,479    7,702,234       0.7%
  APA Group, Ltd.............................  1,773,977    8,281,926       0.8%
  *Atlas Iron, Ltd...........................  2,593,241   10,014,504       0.9%
  Australian Infrastructure Fund.............  3,159,690    6,571,688       0.6%
  Beach Petroleum, Ltd.......................  4,257,412    4,491,142       0.4%
  Boart Longyear Group.......................  1,792,094    8,976,872       0.8%
  Bradken, Ltd...............................    634,599    5,553,583       0.5%
  #Campbell Brothers, Ltd....................    294,836   14,657,425       1.3%
  #Challenger Financial Services Group, Ltd..  1,750,037    9,281,573       0.8%
  #ConnectEast Group, Ltd.................... 14,936,366    7,705,073       0.7%
  #David Jones, Ltd..........................  1,447,885    7,415,523       0.7%
  #Downer EDI, Ltd...........................  1,149,707    4,680,369       0.4%
  DUET Group, Ltd............................  3,697,647    6,901,024       0.6%
  #Flight Centre, Ltd........................    192,954    4,994,112       0.5%
  #Goodman Fielder, Ltd......................  5,129,571    6,053,766       0.6%
  #Graincorp, Ltd. Series A..................    681,088    5,854,200       0.5%
  Iluka Resources, Ltd.......................    573,137    7,886,027       0.7%
  #Independence Group NL.....................    892,724    6,589,108       0.6%
  #IOOF Holdings, Ltd........................    989,055    7,784,133       0.7%
  #JB Hi-Fi, Ltd.............................    407,557    8,472,841       0.8%
  *Karoon Gas Australia, Ltd.................    667,086    4,851,071       0.4%
  #Kingsgate Consolidated, Ltd...............    557,653    4,756,200       0.4%
  Mineral Resources, Ltd.....................    389,673    4,992,402       0.5%
  Monadelphous Group, Ltd....................    318,887    6,734,839       0.6%
  *Mount Gibson Iron, Ltd....................  2,962,399    6,147,151       0.6%
  #Myer Holdings, Ltd........................  2,133,900    7,410,693       0.7%
  #Navitas, Ltd..............................  1,157,537    5,179,719       0.5%
  *PanAust, Ltd..............................  8,757,197    7,454,486       0.7%
  #Perpetual Trustees Australia, Ltd.........    159,965    5,070,503       0.5%
  *Perseus Mining, Ltd.......................  1,605,654    5,181,070       0.5%
  #Primary Health Care, Ltd..................  1,781,885    6,796,821       0.6%
  #Reece Australia, Ltd......................    238,457    5,493,927       0.5%
  #SAI Global, Ltd...........................  1,045,821    5,749,666       0.5%
  #Seek, Ltd.................................    666,916    5,102,086       0.5%
  Seven Group Holdings, Ltd..................    712,694    7,145,642       0.6%
  #Southern Cross Media Group, Ltd...........  2,546,520    4,590,720       0.4%
  Spark Infrastructure Group, Ltd............  4,761,050    6,199,067       0.6%
  Super Retail Group, Ltd....................    836,106    6,595,224       0.6%
  Ten Network Holdings, Ltd..................  3,492,166    5,185,837       0.5%
  Tower Australia Group, Ltd.................  1,617,790    7,093,004       0.6%
  #Transfield Services, Ltd..................  1,745,379    6,819,577       0.6%
  #UGL, Ltd..................................    332,576    5,514,381       0.5%
  #West Australian Newspapers Holdings, Ltd..  1,216,239    6,681,153       0.6%
  Other Securities...........................             373,863,826      34.0%
                                                         ------------      -----
TOTAL AUSTRALIA..............................             667,132,186      60.7%
                                                         ------------      -----

HONG KONG -- (18.1%).........................
  Giordano International, Ltd................  7,162,000    5,173,960       0.5%
  #Luk Fook Holdings International, Ltd......  1,226,000    4,554,137       0.4%
  #Pacific Basin Shipping, Ltd...............  7,551,000    4,685,250       0.4%
  #Techtronic Industries Co., Ltd............  4,086,000    5,598,146       0.5%
  Other Securities...........................             212,989,026      19.4%
                                                         ------------      -----
TOTAL HONG KONG..............................             233,000,519      21.2%
                                                         ------------      -----

MALAYSIA -- (0.0%)...........................
  Other Securities...........................                   4,355       0.0%
                                                         ------------      -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED




                                                                                                  Shares        Value++
                                                                                                  ------        -----
NEW ZEALAND -- (4.9%).......................................................................
  Fisher & Paykel Healthcare Corp., Ltd.....................................................   2,569,174     $6,437,606
  Sky City Entertainment Group, Ltd.........................................................   2,560,206      7,386,175
  Other Securities..........................................................................                 49,413,687
                                                                                                         --------------
TOTAL NEW ZEALAND...........................................................................                 63,237,468
                                                                                                         --------------

SINGAPORE -- (9.6%).........................................................................
  Other Securities..........................................................................                123,955,395
                                                                                                         --------------
TOTAL COMMON STOCKS.........................................................................              1,087,329,923
                                                                                                         --------------

RIGHTS/WARRANTS -- (0.0%)...................................................................
AUSTRALIA -- (0.0%).........................................................................
  Other Securities..........................................................................                      1,031
                                                                                                         --------------

SINGAPORE -- (0.0%).........................................................................
  Other Securities..........................................................................                    327,840
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.......................................................................                    328,871
                                                                                                         --------------

                                                                                                Face
                                                                                               Amount            Value+
                                                                                               ------            -----
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $650,000 FNMA 2.24%, 07/06/15, valued at $666,250) to be repurchased at $653,010.........        $653        653,000
                                                                                                         --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               ------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (15.7%)....................................................
(S)@DFA Short Term Investment Fund.......................................................... 201,646,000    201,646,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $454,600)## to be repurchased at
   $445,687.................................................................................        $446        445,686
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                202,091,686
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,019,396,170)......................................................................             $1,290,403,480
                                                                                                         ==============

                                                                                               Percentage
                                                                                             of Net Assets**
                                                                                             ---------------
NEW ZEALAND -- (4.9%).......................................................................
  Fisher & Paykel Healthcare Corp., Ltd.....................................................       0.6%
  Sky City Entertainment Group, Ltd.........................................................       0.6%
  Other Securities..........................................................................       4.5%
                                                                                                 ------
TOTAL NEW ZEALAND...........................................................................       5.7%
                                                                                                 ------

SINGAPORE -- (9.6%).........................................................................
  Other Securities..........................................................................      11.3%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      98.9%
                                                                                                 ------

RIGHTS/WARRANTS -- (0.0%)...................................................................
AUSTRALIA -- (0.0%).........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

SINGAPORE -- (0.0%).........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL RIGHTS/WARRANTS.......................................................................       0.0%
                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.0%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $650,000 FNMA 2.24%, 07/06/15, valued at $666,250) to be repurchased at $653,010.........       0.1%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (15.7%)....................................................
(S)@DFA Short Term Investment Fund..........................................................      18.4%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $454,600)## to be repurchased at
   $445,687.................................................................................       0.0%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................      18.4%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,019,396,170)......................................................................     117.4%
                                                                                                 ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                               -------------------------------------

                                    Investment in Securities (Market Value)
                               -------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks.................
  Australia................... $10,064,366 $  657,067,820   --    $  667,132,186
  Hong Kong...................   1,145,078    231,855,441   --       233,000,519
  Malaysia....................          --          4,355   --             4,355
  New Zealand.................      79,490     63,157,978   --        63,237,468
  Singapore...................     265,477    123,689,918   --       123,955,395
Rights/Warrants...............
  Australia...................         335            696   --             1,031
  Singapore...................     327,840             --   --           327,840
Temporary Cash Investments....          --        653,000   --           653,000
Securities Lending Collateral.          --    202,091,686   --       202,091,686
                               ----------- --------------   --    --------------

  TOTAL....................... $11,882,586 $1,278,520,894   --    $1,290,403,480
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                       Percentage
                                                 Shares      Value++ of Net Assets**
                                                 ------      -----   ---------------
COMMON STOCKS -- (98.3%).....................
Consumer Discretionary -- (21.1%)............
  *Berkeley Group Holdings P.L.C. (The)......   477,432 $  8,470,415       0.7%
  Daily Mail & General Trust P.L.C. Series A. 1,068,559    8,914,668       0.7%
  GKN P.L.C.................................. 3,596,147   13,418,925       1.0%
  *Inchcape P.L.C............................ 1,643,458   10,032,419       0.8%
  Informa P.L.C.............................. 1,496,188   10,439,622       0.8%
  Persimmon P.L.C............................ 1,099,320    8,892,926       0.7%
  Thomas Cook Group P.L.C.................... 3,007,335    8,628,710       0.7%
  United Business Media P.L.C................   917,439    9,278,061       0.7%
  William Hill P.L.C......................... 2,714,131   10,146,570       0.8%
  Other Securities...........................            182,552,238      14.3%
                                                        ------------      -----
Total Consumer Discretionary.................            270,774,554      21.2%
                                                        ------------      -----

Consumer Staples -- (4.1%)...................
  Tate & Lyle P.L.C.......................... 1,074,000   10,673,726       0.8%
  Other Securities...........................             42,603,978       3.4%
                                                        ------------      -----
Total Consumer Staples.......................             53,277,704       4.2%
                                                        ------------      -----

Energy -- (5.3%).............................
  *Afren P.L.C............................... 3,590,716    9,617,903       0.7%
  John Wood Group P.L.C...................... 1,071,070   12,427,861       1.0%
  *Premier Oil P.L.C.........................   422,955   14,215,573       1.1%
  Other Securities...........................             32,593,518       2.6%
                                                        ------------      -----
Total Energy.................................             68,854,855       5.4%
                                                        ------------      -----

Financials -- (12.9%)........................
  Aberdeen Asset Management P.L.C............ 2,716,498   10,379,884       0.8%
  Amlin P.L.C................................ 1,777,720   12,434,118       1.0%
  Catlin Group, Ltd. P.L.C................... 1,334,735    8,825,564       0.7%
  #Henderson Group P.L.C..................... 3,124,354    8,488,434       0.7%
  Hiscox, Ltd. P.L.C......................... 1,517,006   10,469,923       0.8%
  IG Group Holdings P.L.C.................... 1,317,769   10,309,471       0.8%
  #London Stock Exchange Group P.L.C.........   544,693    7,950,486       0.6%
  Provident Financial P.L.C..................   501,557    8,453,996       0.7%
  Other Securities...........................             88,613,962       6.9%
                                                        ------------      -----
Total Financials.............................            165,925,838      13.0%
                                                        ------------      -----

Health Care -- (1.6%)........................
  Other Securities...........................             20,875,412       1.7%
                                                        ------------      -----

Industrials -- (30.7%).......................
  Babcock International Group P.L.C.......... 1,312,221   14,056,564       1.1%
  Balfour Beatty P.L.C....................... 2,529,020   13,887,921       1.1%
  Carillion P.L.C............................ 1,610,191   10,568,104       0.8%
  Charter International P.L.C................   654,213    8,992,285       0.7%
  *Cookson Group P.L.C....................... 1,062,056   12,741,552       1.0%
  Firstgroup P.L.C........................... 1,710,421    9,294,198       0.7%
  Hays P.L.C................................. 5,207,030   10,371,657       0.8%
  Homeserve P.L.C............................ 1,162,452    9,497,191       0.8%
  IMI P.L.C.................................. 1,144,362   20,942,717       1.6%
  Intertek Group P.L.C.......................   518,306   18,412,693       1.4%
  Meggitt P.L.C.............................. 2,465,596   14,834,737       1.2%
  Melrose P.L.C.............................. 1,897,545   11,243,800       0.9%
  Michael Page International P.L.C........... 1,310,832   12,132,598       1.0%
  Rotork P.L.C...............................   366,679   10,536,732       0.8%
  Spirax-Sarco Engineering P.L.C.............   319,520   10,742,876       0.8%
  Stagecoach Group P.L.C..................... 2,035,130    8,401,445       0.7%
  Travis Perkins P.L.C.......................   881,638   15,879,591       1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                                   Shares        Value++
                                                                                                   ------        -----
Industrials -- (Continued).....................................................................
  Ultra Electronics Holdings P.L.C.............................................................   283,178 $    8,176,431
  Other Securities.............................................................................              173,479,365
                                                                                                          --------------
Total Industrials..............................................................................              394,192,457
                                                                                                          --------------

Information Technology -- (10.9%)..............................................................
  Halma P.L.C.................................................................................. 1,541,075      9,624,609
  *Imagination Technologies Group P.L.C........................................................   936,573      7,839,064
  Logica P.L.C................................................................................. 6,203,909     14,055,074
  *Misys P.L.C................................................................................. 1,604,251      8,461,615
  Spectris P.L.C...............................................................................   515,234     12,767,765
  Other Securities.............................................................................               87,622,720
                                                                                                          --------------
Total Information Technology...................................................................              140,370,847
                                                                                                          --------------

Materials -- (7.0%)............................................................................
  Croda International P.L.C....................................................................   514,684     16,171,143
  Mondi P.L.C.................................................................................. 1,078,021     10,714,345
  Victrex P.L.C................................................................................   340,523      8,369,179
  Other Securities.............................................................................               54,257,575
                                                                                                          --------------
Total Materials................................................................................               89,512,242
                                                                                                          --------------

Real Estate Investment Trusts -- (0.0%)........................................................
  Other Securities.............................................................................                  402,049
                                                                                                          --------------

Telecommunication Services -- (1.8%)...........................................................
  Other Securities.............................................................................               23,040,222
                                                                                                          --------------

Utilities -- (2.9%)............................................................................
  *Drax Group P.L.C............................................................................ 1,388,611     10,227,374
  Northumbrian Water Group P.L.C............................................................... 1,966,497     11,537,216
  Pennon Group P.L.C........................................................................... 1,351,544     14,929,895
  Other Securities.............................................................................                  237,494
                                                                                                          --------------
Total Utilities................................................................................               36,931,979
                                                                                                          --------------
TOTAL COMMON STOCKS............................................................................            1,264,158,159
                                                                                                          --------------
PREFERRED STOCKS -- (0.0%).....................................................................
Consumer Staples -- (0.0%).....................................................................
  Other Securities.............................................................................                    4,548
                                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)......................................................................
  Other Securities.............................................................................                   12,988
                                                                                                          --------------
                                                                                                  Face
                                                                                                 Amount           Value+
                                                                                                 ------           -----
                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $775,000
   FNMA 2.24%, 07/06/15, valued at $794,375) to be repurchased at $780,021.....................      $780        780,000
                                                                                                          --------------

                                                                                                  Percentage
                                                                                                of Net Assets**
                                                                                                ---------------
Industrials -- (Continued).....................................................................
  Ultra Electronics Holdings P.L.C.............................................................       0.6%
  Other Securities.............................................................................      13.6%
                                                                                                     -----
Total Industrials..............................................................................      30.9%
                                                                                                     -----

Information Technology -- (10.9%)..............................................................
  Halma P.L.C..................................................................................       0.7%
  *Imagination Technologies Group P.L.C........................................................       0.6%
  Logica P.L.C.................................................................................       1.1%
  *Misys P.L.C.................................................................................       0.7%
  Spectris P.L.C...............................................................................       1.0%
  Other Securities.............................................................................       6.9%
                                                                                                     -----
Total Information Technology...................................................................      11.0%
                                                                                                     -----

Materials -- (7.0%)............................................................................
  Croda International P.L.C....................................................................       1.3%
  Mondi P.L.C..................................................................................       0.8%
  Victrex P.L.C................................................................................       0.7%
  Other Securities.............................................................................       4.2%
                                                                                                     -----
Total Materials................................................................................       7.0%
                                                                                                     -----

Real Estate Investment Trusts -- (0.0%)........................................................
  Other Securities.............................................................................       0.0%
                                                                                                     -----

Telecommunication Services -- (1.8%)...........................................................
  Other Securities.............................................................................       1.8%
                                                                                                     -----

Utilities -- (2.9%)............................................................................
  *Drax Group P.L.C............................................................................       0.8%
  Northumbrian Water Group P.L.C...............................................................       0.9%
  Pennon Group P.L.C...........................................................................       1.2%
  Other Securities.............................................................................       0.0%
                                                                                                     -----
Total Utilities................................................................................       2.9%
                                                                                                     -----
TOTAL COMMON STOCKS............................................................................      99.1%
                                                                                                     -----
PREFERRED STOCKS -- (0.0%).....................................................................
Consumer Staples -- (0.0%).....................................................................
  Other Securities.............................................................................       0.0%
                                                                                                     -----
RIGHTS/WARRANTS -- (0.0%)......................................................................
  Other Securities.............................................................................       0.0%
                                                                                                     -----




TEMPORARY CASH INVESTMENTS -- (0.1%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $775,000
   FNMA 2.24%, 07/06/15, valued at $794,375) to be repurchased at $780,021.....................       0.1%
                                                                                                     -----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                              Shares/
                                                                                               Face
                                                                                              Amount            Value+
                                                                                              ------            -----
                                                                                               (000)
SECURITIES LENDING COLLATERAL -- (1.6%).....................................................
(S)@DFA Short Term Investment Fund.......................................................... 20,248,051 $   20,248,051
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $128,343)## to be repurchased at
   $125,826.................................................................................       $126        125,826
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                20,373,877
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,032,781,538)......................................................................            $1,285,329,572
                                                                                                        ==============

                                                                                               Percentage
                                                                                             of Net Assets**
                                                                                             ---------------

SECURITIES LENDING COLLATERAL -- (1.6%).....................................................
(S)@DFA Short Term Investment Fund..........................................................       1.6%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $128,343)## to be repurchased at
   $125,826.................................................................................       0.0%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................       1.6%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,032,781,538)......................................................................     100.8%
                                                                                                 ======

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                 ----------------------------------------------

                                    Investment in Securities (Market Value)
                                 ----------------------------------------------
                                 Level 1     Level 2     Level 3     Total
                                 -------- -------------- ------- --------------
Common Stocks...................
  Consumer Discretionary........ $ 67,755 $  270,706,799   --    $  270,774,554
  Consumer Staples..............  319,369     52,958,335   --        53,277,704
  Energy........................       --     68,854,855   --        68,854,855
  Financials....................    7,425    165,918,413   --       165,925,838
  Health Care...................   34,533     20,840,879   --        20,875,412
  Industrials...................   97,512    394,094,945   --       394,192,457
  Information Technology........       --    140,370,847   --       140,370,847
  Materials.....................       --     89,512,242   --        89,512,242
  Real Estate Investment Trusts.       --        402,049   --           402,049
  Telecommunication Services....       --     23,040,222   --        23,040,222
  Utilities.....................       --     36,931,979   --        36,931,979
Preferred Stocks................
  Consumer Staples..............       --          4,548   --             4,548
Rights/Warrants.................       --         12,988   --            12,988
Temporary Cash Investments......       --        780,000   --           780,000
Securities Lending Collateral...       --     20,373,877   --        20,373,877
                                 -------- --------------   --    --------------
TOTAL........................... $526,594 $1,284,802,978   --    $1,285,329,572
                                 ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                              Percentage
                                        Shares      Value++ of Net Assets**
                                        ------      -----   ---------------
     COMMON STOCKS -- (82.6%).......
     AUSTRIA -- (2.1%)..............
       Andritz AG...................   108,026 $ 11,156,772       0.4%
       Other Securities.............             56,218,358       2.1%
                                               ------------      -----
     TOTAL AUSTRIA..................             67,375,130       2.5%
                                               ------------      -----

     BELGIUM -- (2.8%)..............
       Ackermans & van Haaren NV....    87,214    9,123,574       0.3%
       D'ieteren SA.................   129,060    9,373,552       0.3%
       Other Securities.............             74,770,233       2.8%
                                               ------------      -----
     TOTAL BELGIUM..................             93,267,359       3.4%
                                               ------------      -----

     DENMARK -- (2.3%)..............
       *Topdanmark A.S..............    53,386    9,808,134       0.3%
       Other Securities.............             64,927,456       2.4%
                                               ------------      -----
     TOTAL DENMARK..................             74,735,590       2.7%
                                               ------------      -----

     FINLAND -- (5.4%)..............
       *KCI Konecranes Oyj..........   245,559   11,813,486       0.5%
       Other Securities.............            163,658,230       6.0%
                                               ------------      -----
     TOTAL FINLAND..................            175,471,716       6.5%
                                               ------------      -----

     FRANCE -- (10.5%)..............
       Arkema SA....................   199,362   20,763,577       0.8%
       *Atos Origin SA..............   143,571    8,845,870       0.3%
       Nexans SA....................   110,500   11,711,186       0.4%
       *Rhodia SA...................   333,947   15,543,003       0.6%
       *Valeo SA....................   232,962   14,839,036       0.6%
       Other Securities.............            272,482,859      10.0%
                                               ------------      -----
     TOTAL FRANCE...................            344,185,531      12.7%
                                               ------------      -----

     GERMANY -- (12.4%).............
      #*Aareal Bank AG..............   423,110   12,827,414       0.5%
       #Aixtron SE..................   314,748   13,367,177       0.5%
       Aurubis AG...................   152,783    9,029,595       0.3%
       Bilfinger Berger SE..........   162,980   15,689,829       0.6%
       #MTU Aero Engines Holding AG.   176,697   13,526,481       0.5%
       Rheinmetall AG...............   120,000   10,757,796       0.4%
       Rhoen-Klinikum AG............   406,308    9,293,479       0.3%
      #*SGL Carbon SE...............   229,387   12,204,924       0.4%
       #Software AG.................    70,053   13,258,747       0.5%
       Symrise AG...................   330,233   10,869,746       0.4%
       Wincor Nixdorf AG............   119,287    9,859,086       0.4%
       Other Securities.............            274,313,538      10.1%
                                               ------------      -----
     TOTAL GERMANY..................            404,997,812      14.9%
                                               ------------      -----

     GREECE -- (2.2%)...............
       Other Securities.............             70,718,259       2.6%
                                               ------------      -----

     IRELAND -- (2.3%)..............
       DCC P.L.C. (0242493).........   308,989   10,308,113       0.4%
       *Dragon Oil P.L.C............ 1,347,570   12,561,228       0.4%
       Paddy Power P.L.C. (0258810).   180,573    8,824,308       0.3%
       Other Securities.............             42,932,391       1.6%
                                               ------------      -----
     TOTAL IRELAND..................             74,626,040       2.7%
                                               ------------      -----

     ISRAEL -- (2.4%)...............
       Other Securities.............             77,833,729       2.9%
                                               ------------      -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                Percentage
                                     Shares        Value++ of Net Assets**
                                     ------        -----   ---------------
     ITALY -- (7.2%)...............
       Bulgari SpA................. 525,731 $    9,575,649       0.3%
       Prysmian SpA................ 653,038     15,415,106       0.6%
       Other Securities............            211,495,780       7.8%
                                            --------------      -----
     TOTAL ITALY...................            236,486,535       8.7%
                                            --------------      -----

     NETHERLANDS -- (4.4%).........
       Aalberts Industries NV...... 377,504      9,547,547       0.4%
      #*ASM International NV....... 205,174      8,899,893       0.3%
       *CSM NV..................... 233,047      8,927,576       0.3%
       #Imtech NV.................. 272,622     10,353,369       0.4%
       Nutreco NV.................. 143,733     11,185,989       0.4%
       SBM Offshore NV............. 556,537     16,276,196       0.6%
       Other Securities............             77,583,584       2.9%
                                            --------------      -----
     TOTAL NETHERLANDS.............            142,774,154       5.3%
                                            --------------      -----

     NORWAY -- (2.8%)..............
       Other Securities............             91,009,733       3.3%
                                            --------------      -----

     PORTUGAL -- (0.8%)............
       Other Securities............             25,988,392       1.0%
                                            --------------      -----

     SPAIN -- (4.7%)...............
       #Grifols SA................. 457,616      9,058,317       0.4%
       Other Securities............            144,638,737       5.3%
                                            --------------      -----
     TOTAL SPAIN...................            153,697,054       5.7%
                                            --------------      -----

     SWEDEN -- (6.6%)..............
       Elekta AB Series B.......... 302,500     13,805,452       0.5%
       *Lundin Petroleum AB........ 699,240     10,612,260       0.4%
       #Trelleborg AB Series B..... 878,565     10,632,177       0.4%
       Other Securities............            180,911,547       6.7%
                                            --------------      -----
     TOTAL SWEDEN..................            215,961,436       8.0%
                                            --------------      -----

     SWITZERLAND -- (13.6%)........
       Aryzta AG................... 289,931     16,171,926       0.6%
      #*Clariant AG................ 928,757     19,280,933       0.7%
       *Dufry AG...................  65,162      8,524,342       0.3%
       #Galenica Holding AG........  18,828     12,432,711       0.5%
       *GAM Holding AG............. 780,910     15,391,811       0.6%
       *George Fisher AG...........  15,351     10,037,208       0.4%
       Helvetia Holding AG.........  22,754     10,683,310       0.4%
      #*Logitech International SA.. 676,961      9,387,974       0.3%
      #*Meyer Burger Technology AG. 200,895     10,050,669       0.4%
       *Nobel Biocare Holding AG... 478,680     10,633,007       0.4%
       PSP Swiss Property AG....... 148,327     13,503,004       0.5%
       Sulzer AG...................  76,216     13,768,437       0.5%
       Swiss Life Holding AG.......  93,938     17,151,719       0.6%
      #*Temenos Group AG........... 259,801      8,642,205       0.3%
       Other Securities............            268,508,651       9.9%
                                            --------------      -----
     TOTAL SWITZERLAND.............            444,167,907      16.4%
                                            --------------      -----

     UNITED KINGDOM -- (0.1%)......
       Other Securities............              3,033,111       0.1%
                                            --------------      -----
     TOTAL COMMON STOCKS...........          2,696,329,488      99.4%
                                            --------------      -----
     RIGHTS/WARRANTS -- (0.0%).....
     BELGIUM -- (0.0%).............
       Other Securities............                  2,080       0.0%
                                            --------------      -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                                  Shares        Value++
                                                                                                  ------        -----
DENMARK -- (0.0%)..............................................................................
  Other Securities.............................................................................              $        8,623
                                                                                                             --------------

FRANCE -- (0.0%)...............................................................................
  Other Securities.............................................................................                      14,164
                                                                                                             --------------

GREECE -- (0.0%)...............................................................................
  Other Securities.............................................................................                          --
                                                                                                             --------------

ITALY -- (0.0%)................................................................................
  Other Securities.............................................................................                       5,453
                                                                                                             --------------

NORWAY -- (0.0%)...............................................................................
  Other Securities.............................................................................                       1,757
                                                                                                             --------------

PORTUGAL -- (0.0%).............................................................................
  Other Securities.............................................................................                      80,321
                                                                                                             --------------

SPAIN -- (0.0%)................................................................................
  Other Securities.............................................................................                      71,955
                                                                                                             --------------

SWITZERLAND -- (0.0%)..........................................................................
  Other Securities.............................................................................                         319
                                                                                                             --------------
TOTAL RIGHTS/WARRANTS..........................................................................                     184,672
                                                                                                             --------------

                                                                                                   Face
                                                                                                  Amount        Value+
                                                                                                  ------        -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $980,000
   FNMA 2.24%, 07/06/15, valued at $1,004,500) to be repurchased at $985,016...................        $985         985,000
                                                                                                             --------------

                                                                                                  Shares/
                                                                                                   Face
                                                                                                  Amount
                                                                                                  ------
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (17.4%).......................................................
(S)@DFA Short Term Investment Fund............................................................. 565,595,550     565,595,550
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,822,713)## to be repurchased at
   $1,786,980..................................................................................      $1,787       1,786,974
                                                                                                             --------------
TOTAL SECURITIES LENDING COLLATERAL............................................................                 567,382,524
                                                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,542,449,640).........................................................................              $3,264,881,684
                                                                                                             ==============

                                                                                                  Percentage
                                                                                                of Net Assets**
                                                                                                ---------------
DENMARK -- (0.0%)..............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

FRANCE -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

GREECE -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

ITALY -- (0.0%)................................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

NORWAY -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

PORTUGAL -- (0.0%).............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

SPAIN -- (0.0%)................................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

SWITZERLAND -- (0.0%)..........................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------
TOTAL RIGHTS/WARRANTS..........................................................................       0.0%
                                                                                                    ------





TEMPORARY CASH INVESTMENTS -- (0.0%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $980,000
   FNMA 2.24%, 07/06/15, valued at $1,004,500) to be repurchased at $985,016...................       0.0%
                                                                                                    ------






SECURITIES LENDING COLLATERAL -- (17.4%).......................................................
(S)@DFA Short Term Investment Fund.............................................................      20.8%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,822,713)## to be repurchased at
   $1,786,980..................................................................................       0.1%
                                                                                                    ------
TOTAL SECURITIES LENDING COLLATERAL............................................................      20.9%
                                                                                                    ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,542,449,640).........................................................................     120.3%
                                                                                                    ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                               -------------------------------------------------

                                    Investment in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Austria                      $   123,646 $   67,251,484   --    $   67,375,130
  Belgium                          287,009     92,980,350   --        93,267,359
  Denmark                          331,264     74,404,326   --        74,735,590
  Finland                               --    175,471,716   --       175,471,716
  France                           253,573    343,931,958   --       344,185,531
  Germany                        1,637,837    403,359,975   --       404,997,812
  Greece                         2,097,516     68,620,743   --        70,718,259
  Ireland                           26,116     74,599,924   --        74,626,040
  Israel                         4,556,230     73,277,499   --        77,833,729
  Italy                                 --    236,486,535   --       236,486,535
  Netherlands                           --    142,774,154   --       142,774,154
  Norway                                --     91,009,733   --        91,009,733
  Portugal                              --     25,988,392   --        25,988,392
  Spain                          3,333,060    150,363,994   --       153,697,054
  Sweden                            11,558    215,949,878   --       215,961,436
  Switzerland                       93,555    444,074,352   --       444,167,907
  United Kingdom                        --      3,033,111   --         3,033,111
Rights/Warrants
  Belgium                            2,080             --   --             2,080
  Denmark                            8,623             --   --             8,623
  France                            14,164             --   --            14,164
  Greece                                --             --   --                --
  Italy                              5,453             --   --             5,453
  Norway                                --          1,757   --             1,757
  Portugal                          80,321             --   --            80,321
  Spain                             71,388            567   --            71,955
  Switzerland                          319             --   --               319
Temporary Cash Investments              --        985,000   --           985,000
Securities Lending Collateral           --    567,382,524   --       567,382,524
                               ----------- --------------   --    --------------

TOTAL                          $12,933,712 $3,251,947,972   --    $3,264,881,684
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -----      ---------------
COMMON STOCKS -- (77.9%)..................
Consumer Discretionary -- (7.8%)..........
  Astral Media, Inc. Class A..............   195,947 $  7,623,325       0.8%
  #Corus Entertainment, Inc. Class B......   295,300    6,207,807       0.7%
 #*Dollarama, Inc.........................   197,346    6,184,335       0.7%
  Groupe Aeroplan, Inc....................   696,151    9,542,967       1.0%
 #*Imax Corp..............................   270,137    9,496,123       1.0%
  Quebecor, Inc. Class B..................   169,593    6,024,437       0.6%
  #RONA, Inc..............................   470,775    6,881,381       0.7%
  Other Securities........................             43,360,688       4.5%
                                                     ------------      -----
Total Consumer Discretionary..............             95,321,063      10.0%
                                                     ------------      -----

Consumer Staples -- (1.9%)................
  Other Securities........................             23,292,761       2.4%
                                                     ------------      -----

Energy -- (19.7%).........................
  #AltaGas, Ltd...........................   257,664    6,911,708       0.7%
  *Bankers Petroleum, Ltd.................   810,182    7,107,235       0.8%
  *BlackPearl Resources, Inc..............   954,830    8,043,117       0.8%
  #Daylight Energy, Ltd...................   724,488    8,315,742       0.9%
  #Ensign Energy Services, Inc............   448,952    8,669,189       0.9%
  *Legacy Oil & Gas, Inc..................   422,302    6,016,626       0.6%
  #Mullen Group, Ltd......................   264,757    5,937,899       0.6%
  *Precision Drilling Corp................   773,845   11,720,339       1.2%
  *Progress Energy Resources Corp.........   529,187    7,237,415       0.8%
  ShawCor, Ltd............................   222,500    7,962,638       0.8%
 #*SouthGobi Resources, Ltd...............   475,269    5,967,548       0.6%
  #Trican Well Service, Ltd...............   494,693   12,192,824       1.3%
 #*Uranium One, Inc....................... 1,819,900    7,578,509       0.8%
  Other Securities........................            137,946,677      14.4%
                                                     ------------      -----
Total Energy..............................            241,607,466      25.2%
                                                     ------------      -----

Financials -- (5.4%)......................
  AGF Management, Ltd. Class B............   330,879    6,924,276       0.7%
  #Canadian Western Bank..................   240,300    7,698,032       0.8%
  Home Capital Group, Inc.................   120,600    7,265,444       0.8%
  #TMX Group, Inc.........................   231,476    9,923,021       1.0%
  Other Securities........................             34,451,268       3.6%
                                                     ------------      -----
Total Financials..........................             66,262,041       6.9%
                                                     ------------      -----

Health Care -- (2.4%).....................
  *SXC Health Solutions Corp..............   187,154   10,343,268       1.1%
  Other Securities........................             19,548,934       2.0%
                                                     ------------      -----
Total Health Care.........................             29,892,202       3.1%
                                                     ------------      -----

Industrials -- (7.7%).....................
  CAE, Inc................................   530,943    7,154,810       0.7%
  IESI-BFC, Ltd...........................   352,770    8,952,077       0.9%
  #Ritchie Brothers Auctioneers, Inc......   290,737    9,114,051       1.0%
  #Russel Metals, Inc.....................   243,400    6,688,580       0.7%
  Toromont Industries, Ltd................   279,959    9,755,587       1.0%
  Other Securities........................             52,528,563       5.5%
                                                     ------------      -----
Total Industrials.........................             94,193,668       9.8%
                                                     ------------      -----

Information Technology -- (4.4%)..........
  *Celestica, Inc.........................   847,607    9,379,533       1.0%
  MacDonald Dettweiler & Associates, Ltd..   152,820    9,208,126       0.9%
 #*Open Text Corp.........................   190,644   11,678,620       1.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                             Shares            Value++
                                                                                             ------            -----
Information Technology -- (Continued)
  Other Securities                                                                                      $   23,586,681
Total Information Technology                                                                                53,852,960

Materials -- (27.0%)
  #Alamos Gold, Inc.                                                                            423,220      7,103,243
  *Consolidated Thompson Iron Mines, Ltd.                                                       656,633     11,881,369
 #*Detour Gold Corp.                                                                            237,256      8,019,285
 #*Euro Goldfields, Ltd.                                                                        521,960      7,259,941
 #*First Majestic Silver Corp.                                                                  326,583      6,848,181
  HudBay Minerals, Inc.                                                                         583,822      9,317,457
  *Lake Shore Gold Corp.                                                                      1,280,732      5,495,716
  #Methanex Corp.                                                                               379,100     12,256,692
  *New Gold, Inc.                                                                               539,829      6,064,982
 #*NovaGold Resources, Inc.                                                                     499,855      6,434,745
  *Quadra FNX Mining, Ltd.                                                                      611,063     10,029,920
  *SEMAFO, Inc.                                                                                 949,885      8,071,739
  Sherritt International Corp.                                                                1,042,326      8,813,199
 #*Silver Standard Resources, Inc.                                                              284,767      9,905,070
  Silvercorp Metals, Inc.                                                                       620,630      8,448,676
 #*Thompson Creek Metals Co., Inc.                                                              584,600      7,185,856
  West Fraser Timber Co., Ltd.                                                                  131,316      7,466,893
  Other Securities                                                                                         190,355,911
                                                                                                        --------------
Total Materials                                                                                            330,958,875
                                                                                                        --------------

Real Estate Investment Trusts -- (0.1%)
  Other Securities                                                                                             562,745
                                                                                                        --------------
Telecommunication Services -- (0.2%)

  Other Securities                                                                                           2,617,421
                                                                                                        --------------

Utilities -- (1.3%)
  Other Securities                                                                                          15,709,835
                                                                                                        --------------
TOTAL COMMON STOCKS                                                                                        954,271,037
                                                                                                        --------------

                                                                                              Face
                                                                                             Amount             Value+
                                                                                             ------             -----
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $605,000 FNMA 2.24%, 07/06/15, valued at $620,125) to be repurchased at $606,010                $606        606,000
                                                                                                        --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                             ------
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (22.1%)
(S)@DFA Short Term Investment Fund                                                          269,460,449    269,460,449
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,008,564)## to be repurchased at
   $988,791............................................................................... $        989        988,788
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                        270,449,237
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,043,681,080)                                                                                  $1,225,326,274
                                                                                                        ==============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
Information Technology -- (Continued)
  Other Securities                                                                               2.5%
Total Information Technology                                                                     5.6%

Materials -- (27.0%)
  #Alamos Gold, Inc.                                                                             0.7%
  *Consolidated Thompson Iron Mines, Ltd.                                                        1.2%
 #*Detour Gold Corp.                                                                             0.8%
 #*Euro Goldfields, Ltd.                                                                         0.8%
 #*First Majestic Silver Corp.                                                                   0.7%
  HudBay Minerals, Inc.                                                                          1.0%
  *Lake Shore Gold Corp.                                                                         0.6%
  #Methanex Corp.                                                                                1.3%
  *New Gold, Inc.                                                                                0.6%
 #*NovaGold Resources, Inc.                                                                      0.7%
  *Quadra FNX Mining, Ltd.                                                                       1.1%
  *SEMAFO, Inc.                                                                                  0.8%
  Sherritt International Corp.                                                                   0.9%
 #*Silver Standard Resources, Inc.                                                               1.0%
  Silvercorp Metals, Inc.                                                                        0.9%
 #*Thompson Creek Metals Co., Inc.                                                               0.8%
  West Fraser Timber Co., Ltd.                                                                   0.8%
  Other Securities                                                                              19.9%
                                                                                               ------
Total Materials                                                                                 34.6%
                                                                                               ------

Real Estate Investment Trusts -- (0.1%)
  Other Securities                                                                               0.1%
                                                                                               ------
Telecommunication Services -- (0.2%)

  Other Securities                                                                               0.3%
                                                                                               ------

Utilities -- (1.3%)
  Other Securities                                                                               1.7%
                                                                                               ------
TOTAL COMMON STOCKS                                                                             99.7%
                                                                                               ------





TEMPORARY CASH INVESTMENTS -- (0.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $605,000 FNMA 2.24%, 07/06/15, valued at $620,125) to be repurchased at $606,010              0.1%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (22.1%)
(S)@DFA Short Term Investment Fund                                                              28.1%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,008,564)## to be repurchased at
   $988,791...............................................................................       0.1%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL                                                             28.2%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,043,681,080)                                                                         128.0%
                                                                                               ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                  ------------------------------------------------

                                      Investment in Securities (Market Value)
                                  ------------------------------------------------
                                    Level 1      Level 2    Level 3     Total
                                  ------------ ------------ ------- --------------
Common Stocks....................
  Consumer Discretionary          $ 95,321,063           --   --    $   95,321,063
  Consumer Staples                  23,292,761           --   --        23,292,761
  Energy                           241,607,466           --   --       241,607,466
  Financials                        66,262,041           --   --        66,262,041
  Health Care                       29,892,202           --   --        29,892,202
  Industrials                       94,193,668           --   --        94,193,668
  Information Technology            53,852,960           --   --        53,852,960
  Materials                        330,958,875           --   --       330,958,875
  Real Estate Investment Trusts        562,745           --   --           562,745
  Telecommunication Services         2,617,421           --   --         2,617,421
  Utilities                         15,709,835           --   --        15,709,835
Temporary Cash Investments.......           -- $    606,000   --           606,000
Securities Lending Collateral....           --  270,449,237   --       270,449,237
                                  ------------ ------------   --    --------------
TOTAL............................ $954,271,037 $271,055,237   --    $1,225,326,274
                                  ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                     Percentage
                                                             Shares        Value++ of Net Assets**
                                                             ------        -----   ---------------
COMMON STOCKS -- (85.0%)..................................
BRAZIL -- (4.6%)..........................................
  BRF - Brasil Foods SA ADR...............................    590,060 $ 12,220,143       0.4%
  Petroleo Brasilerio SA ADR..............................  1,009,389   37,680,491       1.4%
  #Vale SA Sponsored ADR..................................    375,714   12,548,848       0.4%
  Other Securities........................................              70,233,484       2.6%
                                                                      ------------      -----
TOTAL BRAZIL..............................................             132,682,966       4.8%
                                                                      ------------      -----

CHILE -- (1.7%)...........................................
  Other Securities........................................              50,098,578       1.8%
                                                                      ------------      -----

CHINA -- (12.0%)..........................................
  Bank of China, Ltd...................................... 40,360,100   22,390,727       0.8%
  China Construction Bank Corp............................ 26,181,590   24,825,704       0.9%
  #China Life Insurance Co., Ltd. ADR.....................    250,705   13,460,351       0.5%
  #China Mobile, Ltd. Sponsored ADR.......................    696,697   32,110,765       1.2%
  #CNOOC, Ltd. ADR........................................     68,756   17,151,184       0.6%
  Industrial & Commercial Bank of China, Ltd. Series H.... 35,627,185   30,219,447       1.1%
  #PetroChina Co., Ltd. ADR...............................    116,910   17,019,758       0.6%
  #Tencent Holdings, Ltd..................................    700,600   20,095,538       0.8%
  Other Securities........................................             172,363,905       6.3%
                                                                      ------------      -----
TOTAL CHINA...............................................             349,637,379      12.8%
                                                                      ------------      -----

COLOMBIA -- (0.4%)........................................
  Other Securities........................................              10,070,883       0.4%
                                                                      ------------      -----

CZECH REPUBLIC -- (0.6%)..................................
  Other Securities........................................              18,089,752       0.7%
                                                                      ------------      -----

EGYPT -- (0.1%)...........................................
  Other Securities........................................               3,237,365       0.1%
                                                                      ------------      -----

HUNGARY -- (0.7%).........................................
  Other Securities........................................              19,965,905       0.7%
                                                                      ------------      -----

INDIA -- (8.4%)...........................................
  HDFC Bank, Ltd..........................................    306,074   15,870,362       0.6%
  Infosys Technologies, Ltd...............................    282,676   18,581,616       0.7%
  #Infosys Technologies, Ltd. Sponsored ADR...............    233,496   15,219,269       0.5%
  Reliance Industries, Ltd................................  1,645,075   36,515,394       1.3%
  Tata Consultancy Services, Ltd..........................    481,215   12,667,589       0.5%
  Other Securities........................................             146,193,541       5.3%
                                                                      ------------      -----
TOTAL INDIA...............................................             245,047,771       8.9%
                                                                      ------------      -----

INDONESIA -- (2.5%).......................................
  PT Astra International Tbk..............................  2,078,561   13,661,027       0.5%
  Other Securities........................................              59,463,387       2.2%
                                                                      ------------      -----
TOTAL INDONESIA...........................................              73,124,414       2.7%
                                                                      ------------      -----

ISRAEL -- (0.0%)..........................................
  Other Securities........................................                      37       0.0%
                                                                      ------------      -----

MALAYSIA -- (3.4%)........................................
  Other Securities........................................              98,899,092       3.6%
                                                                      ------------      -----

MEXICO -- (6.2%)..........................................
  #America Movil S.A.B. de C.V. Series L.................. 22,345,121   64,016,791       2.3%
  #Fomento Economico Mexicano S.A.B. de C.V. Series B & D.  2,109,900   13,267,863       0.5%
  Grupo Mexico S.A.B. de C.V. Series B....................  3,928,317   13,602,050       0.5%
  #Wal-Mart de Mexico S.A.B. de C.V. Series V.............  6,300,780   19,704,134       0.7%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             Percentage
                                                   Shares          Value++ of Net Assets**
                                                   ------          -----   ---------------
MEXICO -- (Continued)...........................
  Other Securities..............................            $   70,617,877       2.6%
                                                            --------------      -----
TOTAL MEXICO....................................               181,208,715       6.6%
                                                            --------------      -----

PERU -- (0.4%)..................................
  Other Securities..............................                11,168,752       0.4%
                                                            --------------      -----

PHILIPPINES -- (0.4%)...........................
  Other Securities..............................                12,189,372       0.5%
                                                            --------------      -----

POLAND -- (1.4%)................................
  Other Securities..............................                39,864,572       1.5%
                                                            --------------      -----

RUSSIA -- (5.0%)................................
  Gazprom OAO Sponsored ADR.....................  3,487,010     59,083,004       2.1%
  Lukoil OAO Sponsored ADR......................    354,178     24,616,048       0.9%
  MMC Norilsk Nickel JSC ADR....................    597,703     16,545,199       0.6%
  Other Securities..............................                45,640,181       1.7%
                                                            --------------      -----
TOTAL RUSSIA....................................               145,884,432       5.3%
                                                            --------------      -----

SOUTH AFRICA -- (7.8%)..........................
  Impala Platinum Holdings, Ltd.................    478,692     14,970,063       0.5%
  MTN Group, Ltd................................  1,659,950     36,468,496       1.3%
  Naspers, Ltd. Series N........................    324,237     19,216,311       0.7%
  #Sasol, Ltd. Sponsored ADR....................    721,569     41,721,120       1.5%
  Standard Bank Group, Ltd......................    861,864     13,536,033       0.5%
  Other Securities..............................               102,788,992       3.8%
                                                            --------------      -----
TOTAL SOUTH AFRICA..............................               228,701,015       8.3%
                                                            --------------      -----

SOUTH KOREA -- (14.3%)..........................
  Hyundai Heavy Industries Co., Ltd.............     39,086     19,548,628       0.7%
  #Hyundai Mobis................................     53,070     17,800,124       0.6%
  Hyundai Motor Co., Ltd........................     95,919     22,123,640       0.8%
  Kia Motors Corp...............................    225,130     16,195,539       0.6%
  LG Chemical, Ltd..............................     32,392     16,092,933       0.6%
  POSCO.........................................     46,060     20,212,768       0.7%
  #Samsung Electronics Co., Ltd.................     95,982     80,171,919       2.9%
  Samsung Electronics Co., Ltd. GDR.............     49,372     20,610,804       0.8%
  #SK Innovation Co., Ltd.......................     51,889     11,287,927       0.4%
  Other Securities..............................               193,951,277       7.1%
                                                            --------------      -----
TOTAL SOUTH KOREA...............................               417,995,559      15.2%
                                                            --------------      -----

TAIWAN -- (11.6%)...............................
  China Steel Corp..............................  9,036,342     11,189,970       0.4%
  Formosa Chemicals & Fiber Co., Ltd............  3,356,445     13,573,038       0.5%
  Formosa Plastics Corp.........................  4,522,648     18,520,887       0.7%
  Hon Hai Precision Industry Co., Ltd...........  5,190,997     19,712,931       0.7%
  HTC Corp......................................    553,558     25,196,124       0.9%
  Nan Ya Plastic Corp...........................  6,052,564     18,590,966       0.7%
  #Taiwan Semiconductor Manufacturing Co., Ltd.. 22,386,808     57,903,170       2.1%
  Other Securities..............................               174,610,573       6.4%
                                                            --------------      -----
TOTAL TAIWAN....................................               339,297,659      12.4%
                                                            --------------      -----

THAILAND -- (1.9%)..............................
  Other Securities..............................                54,725,930       2.0%
                                                            --------------      -----

TURKEY -- (1.6%)................................
  Other Securities..............................                47,787,564       1.7%
                                                            --------------      -----
TOTAL COMMON STOCKS.............................             2,479,677,712      90.4%
                                                            --------------      -----

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             Shares           Value++
                                                                                             ------           -----
PREFERRED STOCKS -- (8.3%)................................................................
BRAZIL -- (8.3%)..........................................................................
  Banco Bradesco SA.......................................................................   1,584,132 $   31,396,667
  Cia de Bebidas das Americas SA Preferred ADR............................................     661,939     21,565,973
  Itau Unibanco Holding SA................................................................   1,765,755     41,248,091
  Petroleo Brasilerio SA ADR..............................................................   1,376,550     45,935,474
  Vale SA Series A........................................................................   1,412,691     41,405,531
  Other Securities........................................................................                 61,470,052
                                                                                                       --------------
TOTAL BRAZIL..............................................................................                243,021,788
                                                                                                       --------------
TOTAL PREFERRED STOCKS....................................................................                243,021,788
                                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
BRAZIL -- (0.0%)..........................................................................
  Other Securities........................................................................                        106
                                                                                                       --------------

TAIWAN -- (0.0%)..........................................................................
  Other Securities........................................................................                     26,088
                                                                                                       --------------
TOTAL RIGHTS/WARRANTS.....................................................................                     26,194
                                                                                                       --------------

                                                                                              Face
                                                                                             Amount            Value+
                                                                                             ------            -----
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $6,705,000 FNMA 2.24%, 07/06/15, valued at $6,872,625) to be repurchased at $6,769,107.      $6,769      6,769,000
                                                                                                       --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                             ------
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (6.5%)...................................................
(S)@DFA Short Term Investment Fund........................................................ 188,392,000    188,392,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $179,153)## to be repurchased at
   $175,641...............................................................................        $176        175,640
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                188,567,640
                                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,415,552,525)....................................................................             $2,918,062,334
                                                                                                       ==============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
PREFERRED STOCKS -- (8.3%)................................................................
BRAZIL -- (8.3%)..........................................................................
  Banco Bradesco SA.......................................................................       1.2%
  Cia de Bebidas das Americas SA Preferred ADR............................................       0.8%
  Itau Unibanco Holding SA................................................................       1.5%
  Petroleo Brasilerio SA ADR..............................................................       1.7%
  Vale SA Series A........................................................................       1.5%
  Other Securities........................................................................       2.2%
                                                                                               ------
TOTAL BRAZIL..............................................................................       8.9%
                                                                                               ------
TOTAL PREFERRED STOCKS....................................................................       8.9%
                                                                                               ------
RIGHTS/WARRANTS -- (0.0%).................................................................
BRAZIL -- (0.0%)..........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------

TAIWAN -- (0.0%)..........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------
TOTAL RIGHTS/WARRANTS.....................................................................       0.0%
                                                                                               ------





TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $6,705,000 FNMA 2.24%, 07/06/15, valued at $6,872,625) to be repurchased at $6,769,107.       0.2%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (6.5%)...................................................
(S)@DFA Short Term Investment Fund........................................................       6.9%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $179,153)## to be repurchased at
   $175,641...............................................................................       0.0%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL.......................................................       6.9%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,415,552,525)....................................................................     106.4%
                                                                                               ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Brazil...................... $132,682,966             --   --    $  132,682,966
  Chile.......................   50,098,578             --   --        50,098,578
  China.......................  100,798,351 $  248,839,028   --       349,637,379
  Colombia....................   10,070,883             --   --        10,070,883
  Czech Republic..............           --     18,089,752   --        18,089,752
  Egypt.......................           --      3,237,365   --         3,237,365
  Hungary.....................           --     19,965,905   --        19,965,905
  India.......................   30,113,356    214,934,415   --       245,047,771
  Indonesia...................           --     73,124,414   --        73,124,414
  Israel......................           --             37   --                37
  Malaysia....................    2,163,060     96,736,032   --        98,899,092
  Mexico......................  181,200,077          8,638   --       181,208,715
  Peru........................   11,168,752             --   --        11,168,752
  Philippines.................           --     12,189,372   --        12,189,372
  Poland......................           --     39,864,572   --        39,864,572
  Russia......................      740,666    145,143,766   --       145,884,432
  South Africa................   64,559,947    164,141,068   --       228,701,015
  South Korea.................    5,334,552    412,661,007   --       417,995,559
  Taiwan......................    9,062,700    330,234,959   --       339,297,659
  Thailand....................   54,725,930             --   --        54,725,930
  Turkey......................      443,693     47,343,871   --        47,787,564
Preferred Stocks..............
  Brazil......................  243,021,788             --   --       243,021,788
Rights/Warrants...............
  Brazil......................          106             --   --               106
  Taiwan......................           --         26,088   --            26,088
Temporary Cash Investments....           --      6,769,000   --         6,769,000
Securities Lending Collateral.           --    188,567,640   --       188,567,640
                               ------------ --------------   --    --------------
TOTAL......................... $896,185,405 $2,021,876,929   --    $2,918,062,334
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                                 Percentage
                                                        Shares      Value++ of Net Assets**
                                                        ------      -----   ---------------
COMMON STOCKS -- (88.6%)...........................
ARGENTINA -- (0.0%)................................
  Other Securities.................................            $          1       0.0%
                                                               ------------      -----

BRAZIL -- (7.4%)...................................
  *Anhanguera Educacional Participacoes SA.........    288,445    6,441,058       0.3%
  *BR Malls Participacoes SA.......................    567,258    5,992,771       0.3%
  *Cia Hering SA...................................    315,490    6,828,397       0.3%
  Diagnosticos Da America SA.......................    507,200    6,809,092       0.3%
  Duratex SA.......................................    624,462    6,569,315       0.3%
  *Localiza Rent a Car SA..........................    268,500    4,616,657       0.2%
  Lojas Renner SA..................................    273,700   10,142,836       0.5%
  Sul America SA...................................    411,948    5,357,524       0.3%
  Totvs SA.........................................    267,020    5,110,585       0.2%
  Other Securities.................................             118,512,845       5.4%
                                                               ------------      -----
TOTAL BRAZIL.......................................             176,381,080       8.1%
                                                               ------------      -----

CHILE -- (2.1%)....................................
  Other Securities.................................              49,538,319       2.3%
                                                               ------------      -----

CHINA -- (12.5%)...................................
  *Brilliance China Automotive Holdings, Ltd....... 11,292,000   11,072,619       0.5%
  #ENN Energy Holdings, Ltd........................  2,178,000    7,441,116       0.3%
  #Lonking Holdings, Ltd...........................  6,648,000    4,905,480       0.2%
 #*Semiconductor Manufacturing International Corp.. 93,483,000    8,383,100       0.4%
  Other Securities.................................             266,309,787      12.2%
                                                               ------------      -----
TOTAL CHINA........................................             298,112,102      13.6%
                                                               ------------      -----

HUNGARY -- (0.1%)..................................
  Other Securities.................................               3,876,120       0.2%
                                                               ------------      -----

INDIA -- (10.0%)...................................
  Other Securities.................................             239,196,971      10.9%
                                                               ------------      -----

INDONESIA -- (3.4%)................................
  PT Charoen Pokphand Indonesia Tbk................ 30,466,000    6,876,300       0.3%
  PT Kalbe Farma Tbk............................... 12,304,238    5,148,026       0.2%
  Other Securities.................................              68,716,159       3.2%
                                                               ------------      -----
TOTAL INDONESIA....................................              80,740,485       3.7%
                                                               ------------      -----

ISRAEL -- (0.0%)...................................
  Other Securities.................................                 651,403       0.0%
                                                               ------------      -----

MALAYSIA -- (5.1%).................................
  Dialog Group Berhad..............................  6,956,692    5,854,232       0.2%
  Other Securities.................................             117,449,179       5.4%
                                                               ------------      -----
TOTAL MALAYSIA.....................................             123,303,411       5.6%
                                                               ------------      -----

MEXICO -- (3.5%)...................................
  Embotelladora Arca S.A.B. de C.V.................  1,891,600   11,485,953       0.5%
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR.......    681,589    6,727,283       0.3%
  Grupo Continental S.A.B. de C.V..................  3,036,559   11,368,928       0.5%
  *Industrias CH S.A.B. de C.V. Series B...........  1,172,808    4,647,750       0.2%
  Other Securities.................................              48,669,626       2.3%
                                                               ------------      -----
TOTAL MEXICO.......................................              82,899,540       3.8%
                                                               ------------      -----

PHILIPPINES -- (2.3%)..............................
  Other Securities.................................              54,232,225       2.5%
                                                               ------------      -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         Percentage
                                                              Shares        Value++ of Net Assets**
                                                              ------        -----   ---------------
POLAND -- (2.2%)..........................................
  Other Securities........................................           $   54,175,832       2.5%
                                                                     --------------      -----
SOUTH AFRICA -- (8.4%)....................................
  Adcock Ingram Holdings, Ltd.............................   565,230      5,248,914       0.3%
  AECI, Ltd...............................................   459,895      6,012,681       0.3%
  Aveng, Ltd.............................................. 1,051,746      5,588,707       0.3%
  AVI, Ltd................................................ 1,007,184      4,722,875       0.2%
  Clicks Group, Ltd.......................................   970,964      6,451,141       0.3%
  Foschini Group, Ltd. (The)..............................   672,822      9,287,008       0.4%
  Imperial Holdings, Ltd..................................   380,116      6,746,036       0.3%
  JD Group, Ltd...........................................   983,807      7,191,413       0.3%
  MMI Holdings, Ltd....................................... 1,925,326      4,994,411       0.2%
  Mr. Price Group, Ltd....................................   693,186      7,101,614       0.3%
  PSG Group, Ltd..........................................   742,484      4,936,302       0.2%
  Reunert, Ltd............................................   689,181      6,541,015       0.3%
  Spar Group, Ltd. (The)..................................   622,477      9,234,629       0.4%
  Tongaat-Hulett, Ltd.....................................   629,016      9,191,761       0.4%
  Woolworths Holdings, Ltd................................ 1,576,910      7,197,198       0.4%
  Other Securities........................................               99,891,434       4.6%
                                                                     --------------      -----
TOTAL SOUTH AFRICA........................................              200,337,139       9.2%
                                                                     --------------      -----
SOUTH KOREA -- (13.0%)....................................
  *BS Financial Group, Inc................................   413,910      6,025,284       0.3%
  #CJ Cheiljedang Corp....................................    23,413      5,434,748       0.3%
  Daegu Bank, Ltd.........................................   367,913      6,153,086       0.3%
  *Daelim Industrial Co., Ltd.............................    46,223      5,227,996       0.2%
  Dongbu Insurance Co., Ltd...............................    97,230      4,636,282       0.2%
  *Hyosung T & C Co., Ltd.................................    60,227      4,943,455       0.2%
  #Hyundai Department Store Co., Ltd......................    35,437      5,199,202       0.2%
  #Korea Komho Petrochemical Co., Ltd.....................    28,640      5,458,512       0.3%
  #Woongjin Coway Co., Ltd................................   142,150      4,750,618       0.2%
  *Woori Investment & Securities Co., Ltd.................   252,470      5,068,309       0.2%
  Other Securities........................................              258,070,476      11.8%
                                                                     --------------      -----
TOTAL SOUTH KOREA.........................................              310,967,968      14.2%
                                                                     --------------      -----

TAIWAN -- (12.8%).........................................
  Other Securities........................................              305,365,539      14.0%
                                                                     --------------      -----

THAILAND -- (3.1%)........................................
  Other Securities........................................               74,201,639       3.4%
                                                                     --------------      -----

TURKEY -- (2.7%)..........................................
  Other Securities........................................               64,266,401       2.9%
                                                                     --------------      -----
TOTAL COMMON STOCKS.......................................            2,118,246,175      96.9%
                                                                     --------------      -----
PREFERRED STOCKS -- (2.6%)................................
BRAZIL -- (2.6%)..........................................
  #Braskem SA Preferred A Sponsored ADR...................   259,214      7,732,354       0.4%
  *Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.   368,000      8,980,117       0.4%
  Klabin SA............................................... 1,412,700      5,468,690       0.2%
  *Suzano Papel e Celullose SA............................   488,293      4,804,714       0.2%
  Ultrapar Participacoes SA...............................   267,380      4,673,881       0.2%
  Other Securities........................................               30,973,705       1.4%
                                                                     --------------      -----
TOTAL BRAZIL..............................................               62,633,461       2.8%
                                                                     --------------      -----

INDIA -- (0.0%)...........................................
  Other Securities........................................                  114,700       0.0%
                                                                     --------------      -----

MALAYSIA -- (0.0%)........................................
  Other Securities........................................                   10,455       0.0%
                                                                     --------------      -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            Shares         Value++
                                                                                            ------         -----
PHILIPPINES -- (0.0%)....................................................................
  Other Securities.......................................................................              $           174
                                                                                                       ---------------
TOTAL PREFERRED STOCKS...................................................................                   62,758,790
                                                                                                       ---------------
RIGHTS/WARRANTS -- (0.1%)................................................................
BRAZIL -- (0.0%).........................................................................
  Other Securities.......................................................................                           56
                                                                                                       ---------------

CHINA -- (0.0%)..........................................................................
  Other Securities.......................................................................                           --
                                                                                                       ---------------

POLAND -- (0.0%).........................................................................
  Other Securities.......................................................................                      639,526
                                                                                                       ---------------

TAIWAN -- (0.0%).........................................................................
  Other Securities.......................................................................                      103,520
                                                                                                       ---------------

THAILAND -- (0.1%).......................................................................
  Other Securities.......................................................................                      740,593
                                                                                                       ---------------

TURKEY -- (0.0%).........................................................................
  Other Securities.......................................................................                      113,565
                                                                                                       ---------------

TOTAL RIGHTS/WARRANTS....................................................................                    1,597,260
                                                                                                       ---------------

                                                                                            Shares/
                                                                                             Face
                                                                                            Amount         Value+
                                                                                            ------         -----
                                                                                             (000)
SECURITIES LENDING COLLATERAL -- (8.7%)..................................................
(S)@DFA Short Term Investment Fund....................................................... 206,164,900      206,164,900
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,840,727)## to be repurchased at
 $1,804,640..............................................................................      $1,805        1,804,634
                                                                                                       ---------------

TOTAL SECURITIES LENDING COLLATERAL......................................................                  207,969,534
                                                                                                       ---------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,670,482,090)...................................................................               $2,390,571,759
                                                                                                       ===============

                                                                                            Percentage
                                                                                          of Net Assets**
                                                                                          ---------------
PHILIPPINES -- (0.0%)....................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------
TOTAL PREFERRED STOCKS...................................................................       2.8%
                                                                                              ------
RIGHTS/WARRANTS -- (0.1%)................................................................
BRAZIL -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

CHINA -- (0.0%)..........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

POLAND -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

TAIWAN -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

THAILAND -- (0.1%).......................................................................
  Other Securities.......................................................................       0.1%
                                                                                              ------

TURKEY -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

TOTAL RIGHTS/WARRANTS....................................................................       0.1%
                                                                                              ------






SECURITIES LENDING COLLATERAL -- (8.7%)..................................................
(S)@DFA Short Term Investment Fund.......................................................       9.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,840,727)## to be repurchased at
 $1,804,640..............................................................................       0.1%
                                                                                              ------

TOTAL SECURITIES LENDING COLLATERAL......................................................       9.5%
                                                                                              ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,670,482,090)...................................................................     109.3%
                                                                                              ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               ---------------------------------------------------

                                     Investment in Securities (Market Value)
                               ---------------------------------------------------
                                 Level 1          Level 2        Level 3      Total
                               ------------    --------------    ------- ---------------
Common Stocks.................
  Argentina...................           --    $            1      --    $             1
  Brazil...................... $176,381,080                --      --        176,381,080
  Chile.......................   49,538,319                --      --         49,538,319
  China.......................    1,408,043       296,704,059      --        298,112,102
  Hungary.....................           --         3,876,120      --          3,876,120
  India.......................    3,220,694       235,976,277      --        239,196,971
  Indonesia...................      377,789        80,362,696      --         80,740,485
  Israel......................        2,447           648,956      --            651,403
  Malaysia....................       34,460       123,268,951      --        123,303,411
  Mexico......................   82,605,573           293,967      --         82,899,540
  Philippines.................       14,447        54,217,778      --         54,232,225
  Poland......................           --        54,175,832      --         54,175,832
  South Africa................      328,308       200,008,831      --        200,337,139
  South Korea.................    7,079,184       303,888,784      --        310,967,968
  Taiwan......................      709,360       304,656,179      --        305,365,539
  Thailand....................   73,926,838           274,801      --         74,201,639
  Turkey......................           --        64,266,401      --         64,266,401
Preferred Stocks..............
  Brazil......................   62,594,700            38,761      --         62,633,461
  India.......................           --           114,700      --            114,700
  Malaysia....................       10,455                --      --             10,455
  Philippines.................           --               174      --                174
Rights/Warrants...............
  Brazil......................           56                --      --                 56
  China.......................           --                --      --                 --
  Poland......................           --           639,526      --            639,526
  Taiwan......................           --           103,520      --            103,520
  Thailand....................           --           740,593      --            740,593
  Turkey......................      113,565                --      --            113,565
Securities Lending Collateral.           --       207,969,534      --        207,969,534
                               ------------    --------------     ----   ---------------

TOTAL......................... $458,345,318    $1,932,226,441      --    $2,390,571,759
                               ============    ==============     ====   ===============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                              The U.S.      The DFA    The Japanese The Asia Pacific
                                                              Large Cap  International    Small          Small
                                                                Value        Value       Company        Company
                                                               Series       Series        Series         Series
                                                             ----------- ------------- ------------ ----------------
ASSETS:
Investments at Value (including $505,764, $1,489,149,
  $212,417 and $177,875 of securitieson loan, respectively)  $10,388,932  $8,070,656    $1,461,727     $1,087,659
Temporary Cash Investments at Value & Cost                        10,179       8,222         4,276            653
Collateral Received from Securities on Loan at Value & Cost        1,507       1,322         4,474            446
Affiliated Collateral Received from Securities on Loan at
  Value & Cost                                                   523,266   1,646,576       221,672        201,646
Foreign Currencies at Value                                           --      29,913         3,482         17,216
Cash                                                                  --          16            15             16
Receivables:
 Investment Securities Sold                                       11,012      18,234            --            242
 Dividends, Interest and Tax Reclaims                              9,094      35,891        15,620          2,594
 Securities Lending Income                                           516       3,179           173            241
 Fund Shares Sold                                                    687       1,237            --             --
Unrealized Gain on Foreign Currency Contracts                         --          59            12             59
Prepaid Expenses and Other Assets                                     20          14             3              2
                                                             -----------  ----------    ----------     ----------
   Total Assets                                               10,945,213   9,815,319     1,711,454      1,310,774
                                                             -----------  ----------    ----------     ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned                                524,773   1,647,898       226,146        202,092
 Investment Securities Purchased                                  13,594      35,319         6,040          9,482
 Fund Shares Redeemed                                                362         290         1,382            155
 Due to Advisor                                                      846       1,304           117             90
Unrealized Loss on Foreign Currency Contracts                         --          58            --             18
Accrued Expenses and Other Liabilities                               375         507           109             30
                                                             -----------  ----------    ----------     ----------
   Total Liabilities........................................     539,950   1,685,376       233,794        211,867
                                                             -----------  ----------    ----------     ----------
NET ASSETS                                                   $10,405,263  $8,129,943    $1,477,660     $1,098,907
                                                             ===========  ==========    ==========     ==========
Investments at Cost......................................... $ 7,045,535  $5,713,642    $1,557,062     $  816,651
                                                             ===========  ==========    ==========     ==========
Foreign Currencies at Cost.................................. $        --  $   29,193    $    3,412     $   16,682
                                                             ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                        The United     The        The
                                                         Kingdom   Continental  Canadian     The     The Emerging
                                                          Small       Small      Small     Emerging    Markets
                                                         Company     Company    Company    Markets    Small Cap
                                                          Series     Series      Series     Series      Series
                                                        ---------- ----------- ---------- ---------- ------------
ASSETS:
Investments at Value (including $19,070, $531,267,
  $255,528, $179,800 and $190,411 of securities on
  loan,respectively)                                    $1,264,176 $2,696,514  $  954,271 $2,722,725  $2,182,602
Temporary Cash Investments at Value & Cost                     780        985         606      6,769          --
Collateral Received from Securities on Loan at
  Value & Cost                                                 126      1,787         989        176       1,805
Affiliated Collateral Received from Securities on Loan
  at Value & Cost                                           20,248    565,596     269,460    188,392     206,165
Foreign Currencies at Value............................      2,838     14,698       8,119      7,252       3,600
Cash...................................................         15         16          15      1,212          --
Receivables:
 Investment Securities Sold............................      1,466      1,501          --     23,773       9,980
 Dividends, Interest and Tax Reclaims..................      6,812      5,485         690      6,291       4,060
 Securities Lending Income.............................         18      1,283         210        222         310
 Fund Shares Sold......................................         --         --          --      1,007         860
Unrealized Gain on Foreign Currency
Contracts..............................................         --          1          --          1           1
Prepaid Expenses and Other Assets......................          2          4           2          5           3
                                                        ---------- ----------  ---------- ----------  ----------
   Total Assets........................................  1,296,481  3,287,870   1,234,362  2,957,825   2,409,386
                                                        ---------- ----------  ---------- ----------  ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned......................     20,374    567,383     270,449    188,568     207,970
 Investment Securities Purchased.......................        440      7,303       6,211     21,582       9,111
 Fund Shares Redeemed..................................         26         67          --        141          --
 Due to Advisor........................................        100        217          79        224         357
 Loan Payable..........................................         --         --          --         --         848
Deferred Thailand Capital Gains Tax....................         --         --          --      4,947       4,434
Accrued Expenses and Other Liabilities.................         53         71          18        334          46
                                                        ---------- ----------  ---------- ----------  ----------
   Total Liabilities...................................     20,993    575,041     276,757    215,796     222,766
                                                        ---------- ----------  ---------- ----------  ----------
NET ASSETS............................................. $1,275,488 $2,712,829  $  957,605 $2,742,029  $2,186,620
                                                        ========== ==========  ========== ==========  ==========
Investments at Cost.................................... $1,011,628 $1,974,082  $  772,626 $1,220,216  $1,462,513
                                                        ========== ==========  ========== ==========  ==========
Foreign Currencies at Cost............................. $    2,764 $   14,296  $    7,995 $    7,196  $    3,549
                                                        ========== ==========  ========== ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                        The Asia
                                                                  The U.S.      The DFA    The Japanese Pacific
                                                                    Large    International    Small      Small
                                                                  Cap Value      Value       Company    Company
                                                                   Series       Series        Series     Series
                                                                 ----------  ------------- ------------ --------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0, $8,897, $1,277
   and $419, respectively)...................................... $   80,274   $  113,603     $ 16,987   $ 14,565
 Interest.......................................................         15           16            4          2
 Income from Securities Lending.................................      2,935        5,858          991      1,261
                                                                 ----------   ----------     --------   --------
     Total Investment Income....................................     83,224      119,477       17,982     15,828
                                                                 ----------   ----------     --------   --------
Expenses
 Investment Advisory Services Fees..............................      4,740        7,445          688        501
 Accounting & Transfer Agent Fees...............................        449          357           76         59
 Custodian Fees.................................................         47          565          130        201
 Shareholders' Reports..........................................         24           19            3          2
 Directors'/Trustees' Fees & Expenses...........................         60           46            9          6
 Professional Fees..............................................         91           71           12          8
 Other..........................................................         36           69           10          7
                                                                 ----------   ----------     --------   --------
     Total Expenses.............................................      5,447        8,572          928        784
                                                                 ----------   ----------     --------   --------
 Net Investment Income (Loss)...................................     77,777      110,905       17,054     15,044
                                                                 ----------   ----------     --------   --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................    284,130      132,766        7,570     40,183
   Futures......................................................    (12,647)          --           --         --
   Foreign Currency Transactions................................         --        1,257         (238)       227
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities and Foreign Currency...................  1,503,303      778,946      120,239     74,355
   Translation of Foreign Currency Denominated Amounts..........         --          338         (180)        43
                                                                 ----------   ----------     --------   --------
 Net Realized and Unrealized Gain (Loss)........................  1,774,786      913,307      127,391    114,808
                                                                 ----------   ----------     --------   --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations.................................................... $1,852,563   $1,024,212     $144,445   $129,852
                                                                 ==========   ==========     ========   ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                      The United     The
                                                       Kingdom   Continental The Canadian    The     The Emerging
                                                        Small       Small       Small      Emerging    Markets
                                                       Company     Company     Company     Markets    Small Cap
                                                        Series     Series       Series      Series      Series
                                                      ---------- ----------- ------------ --------   ------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $1,
   $3,300, $1,169, $1,822 and $1,342, respectively)..  $ 16,043   $ 21,125     $  6,617   $ 22,931     $ 16,458
 Interest............................................         1          8            4          8            9
 Income from Securities Lending......................       164      3,885        1,270      1,335        1,751
                                                       --------   --------     --------   --------     --------
     Total Investment Income.........................    16,208     25,018        7,891     24,274       18,218
                                                       --------   --------     --------   --------     --------
Expenses
 Investment Advisory Services Fees...................       560      1,148          408      1,293        1,961
 Accounting & Transfer Agent Fees....................        64        119           50        132          103
 Custodian Fees......................................        40        298           74        901          753
 Shareholders' Reports...............................         3          5            1          7            4
 Directors'/Trustees' Fees & Expenses................         6         13            4         16           11
 Professional Fees...................................         9         19            5         59           24
 Other...............................................         7         19            4         29           17
                                                       --------   --------     --------   --------     --------
     Total Expenses..................................       689      1,621          546      2,437        2,873
                                                       --------   --------     --------   --------     --------
Net Investment Income (Loss)                             15,519     23,397        7,345     21,837       15,345
                                                       --------   --------     --------   --------     --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:........................
   Investment Securities Sold........................    13,539     27,303       29,066    136,468       77,002
   Futures...........................................        --       (287)          --         --           --
   Foreign Currency Transactions.....................       184        319           94        368**       (273)**
 Change in Unrealized Appreciation (Depreciation)
   of:...............................................
   Investment Securities and Foreign Currency........   158,143    398,412      138,753    130,547       44,013
   Translation of Foreign Currency Denominated
     Amounts.........................................       163        159          (23)         3           69
 Change in Deferred Thailand Capital Gains Tax.......        --         --           --       (519)        (437)
                                                       --------   --------     --------   --------     --------
 Net Realized and Unrealized Gain (Loss)                172,029    425,906      167,890    266,867      120,374
                                                       --------   --------     --------   --------     --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                           $187,548   $449,303     $175,235   $288,704     $135,719
                                                       ========   ========     ========   ========     ========

--------
**Net of foreign capital gain taxes withheld of $212 and $167, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     The U.S.                 The DFA
                                                                 Large Cap Value        International Value
                                                                      Series                  Series
                                                             -----------------------  ----------------------
                                                             Six Months      Year     Six Months     Year
                                                                Ended       Ended        Ended      Ended
                                                              April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                2011         2010        2011        2010
                                                             -----------  ----------  ----------- ----------
                                                             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $    77,777  $  167,346  $  110,905  $  164,482
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     284,130     638,095     132,766     360,748
   Futures..................................................     (12,647)         --          --          --
   Foreign Currency Transactions............................          --          --       1,257        (156)
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............   1,503,303     678,724     778,946     182,952
   Translation of Foreign Currency Denominated Amounts......          --          --         338         537
                                                             -----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................   1,852,563   1,484,165   1,024,212     708,563
                                                             -----------  ----------  ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................     625,011     512,765     303,154     611,794
  Withdrawals...............................................    (888,711)   (688,930)   (117,056)   (592,688)
                                                             -----------  ----------  ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...    (263,700)   (176,165)    186,098      19,106
                                                             -----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets.................   1,588,863   1,308,000   1,210,310     727,669
Net Assets
  Beginning of Period.......................................   8,816,400   7,508,400   6,919,633   6,191,964
                                                             -----------  ----------  ----------  ----------
  End of Period............................................. $10,405,263  $8,816,400  $8,129,943  $6,919,633
                                                             ===========  ==========  ==========  ==========

                                                                  The Japanese
                                                                  Small Company
                                                                     Series
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   17,054  $   23,032
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................      7,570     (15,709)
   Futures..................................................         --          --
   Foreign Currency Transactions............................       (238)        792
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............    120,239        (460)
   Translation of Foreign Currency Denominated Amounts......       (180)        315
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    144,445       7,970
                                                             ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................    134,547      61,990
  Withdrawals...............................................    (12,932)    (41,396)
                                                             ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...    121,615      20,594
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................    266,060      28,564
Net Assets
  Beginning of Period.......................................  1,211,600   1,183,036
                                                             ----------  ----------
  End of Period............................................. $1,477,660  $1,211,600
                                                             ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The Asia Pacific      The United Kingdom
                                                                 Small Company          Small Company
                                                                    Series                 Series
                                                             --------------------  ----------------------
                                                             Six Months    Year    Six Months     Year
                                                                Ended     Ended       Ended      Ended
                                                              April 30,  Oct. 31,   April 30,   Oct. 31,
                                                                2011       2010       2011        2010
                                                             ----------- --------  ----------- ----------
                                                             (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   15,044  $ 28,020  $   15,519  $   24,392
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     40,183    46,684      13,539      35,525
   Futures..................................................         --        --          --          --
   Foreign Currency Transactions............................        227       (20)        184         126
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............     74,355   129,509     158,143     152,112
   Translation of Foreign Currency Denominated Amounts......         43       (75)        163         (30)
                                                             ----------  --------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    129,852   204,118     187,548     212,125
                                                             ----------  --------  ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................     59,832    85,604      52,839      59,131
  Withdrawals...............................................    (25,915)  (35,581)     (1,593)     (5,034)
                                                             ----------  --------  ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...     33,917    50,023      51,246      54,097
                                                             ----------  --------  ----------  ----------
    Total Increase (Decrease) in Net Assets.................    163,769   254,141     238,794     266,222
Net Assets
  Beginning of Period.......................................    935,138   680,997   1,036,694     770,472
                                                             ----------  --------  ----------  ----------
  End of Period............................................. $1,098,907  $935,138  $1,275,488  $1,036,694
                                                             ==========  ========  ==========  ==========

                                                                 The Continental
                                                                  Small Company
                                                                     Series
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   23,397  $   38,583
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     27,303      72,573
   Futures..................................................       (287)         --
   Foreign Currency Transactions............................        319         811
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............    398,412     156,901
   Translation of Foreign Currency Denominated Amounts......        159          30
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    449,303     268,898
                                                             ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................    195,707     199,653
  Withdrawals...............................................     (4,665)    (26,959)
                                                             ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...    191,042     172,694
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................    640,345     441,592
Net Assets
  Beginning of Period.......................................  2,072,484   1,630,892
                                                             ----------  ----------
  End of Period............................................. $2,712,829  $2,072,484
                                                             ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                 The Canadian
                                                                 Small Company           The Emerging
                                                                    Series              Markets Series
                                                             --------------------  -----------------------
                                                             Six Months    Year    Six Months      Year
                                                                Ended     Ended       Ended       Ended
                                                              April 30,  Oct. 31,   April 30,    Oct. 31,
                                                                2011       2010       2011         2010
                                                             ----------- --------  -----------  ----------
                                                             (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                $  7,345   $  5,240  $   21,837   $   48,891
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                   29,066      6,585     136,468      160,587
   Foreign Currency Transactions                                    94         40         368**        541
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                  138,753    168,950     130,547      337,045
   Translation of Foreign Currency Denominated Amounts             (23)       (11)          3           (5)
  Change in Deferred Thailand Capital Gains Tax.............        --         --        (519)      (2,275)
                                                              --------   --------  ----------   ----------
    Net Increase (Decrease) in Net Assets Resultingfrom
     Operations.............................................   175,235    180,804     288,704      544,784
                                                              --------   --------  ----------   ----------
Transactions in Interest:...................................
  Contributions.............................................   126,648    117,737     126,062      199,169
  Withdrawals...............................................    (8,000)        --    (202,230)    (323,776)
                                                              --------   --------  ----------   ----------
    Net Increase (Decrease) from Transactions in Interest...   118,648    117,737     (76,168)    (124,607)
                                                              --------   --------  ----------   ----------
    Total Increase (Decrease) in Net Assets.................   293,883    298,541     212,536      420,177
Net Assets
  Beginning of Period.......................................   663,722    365,181   2,529,493    2,109,316
                                                              --------   --------  ----------   ----------
  End of Period.............................................  $957,605   $663,722  $2,742,029   $2,529,493
                                                              ========   ========  ==========   ==========

                                                                    The Emerging
                                                                 Markets Small Cap
                                                                       Series
                                                             ------------------------
                                                              Six Months       Year
                                                                Ended         Ended
                                                              April 30,      Oct. 31,
                                                                 2011          2010
                                                             ----------    ----------
                                                                    (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   15,345    $   30,699
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                    77,002       102,089
   Foreign Currency Transactions                                   (273)**         77**
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                    44,013       382,774
   Translation of Foreign Currency Denominated Amounts               69           (76)
  Change in Deferred Thailand Capital Gains Tax.............       (437)       (3,052)
                                                             ----------    ----------
    Net Increase (Decrease) in Net Assets Resultingfrom
     Operations.............................................    135,719       512,511
                                                             ----------    ----------
Transactions in Interest:...................................
  Contributions.............................................    215,115       344,585
  Withdrawals...............................................    (45,570)     (143,713)
                                                             ----------    ----------
    Net Increase (Decrease) from Transactions in Interest...    169,545       200,872
                                                             ----------    ----------
    Total Increase (Decrease) in Net Assets.................    305,264       713,383
Net Assets
  Beginning of Period.......................................  1,881,356     1,167,973
                                                             ----------    ----------
  End of Period............................................. $2,186,620    $1,881,356
                                                             ==========    ==========

--------
**Net of foreign capital gain taxes withheld of $212 and $167, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                 The U.S. Large Cap Value Series+
                         ----------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,          Year         Year
                              Ended        Ended       Ended        2007 to         Ended        Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,
                              2011          2010        2009          2008           2007         2006
-----------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return............       22.06%(C)      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............ $10,405,263     $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to
 Average Net
 Assets.................        0.12%(B)       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment
 Income to Average
 Net Assets.............        1.66%(B)       2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover
 Rate...................           7%(C)         28%         29%         19%(C)            9%          13%
-----------------------------------------------------------------------------------------------------------


                                                The DFA International Value Series+
                         ----------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,          Year         Year
                              Ended        Ended       Ended        2007 to         Ended        Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,
                              2011          2010        2009          2008           2007         2006
-----------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return............       14.62%(C)      11.13%      35.41%     (47.87)%(C)       17.32%       35.73%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............ $ 8,129,943     $6,919,633  $6,191,964  $4,700,337      $ 9,638,721   $7,457,252
Ratio of Expenses to
 Average Net
 Assets.................        0.23%(B)       0.24%       0.24%       0.23%(B)         0.23%        0.23%
Ratio of Net Investment
 Income to Average
 Net Assets.............        3.01%(B)       2.55%       3.22%       4.15%(B)         3.04%        3.29%
Portfolio Turnover
 Rate...................           5%(C)         20%         18%         16%(C)           16%           8%
-----------------------------------------------------------------------------------------------------------

                          The U.S. Large Cap Value Series+
                         -----------------------------------


                                        Year
                                        Ended
                                      Nov. 30,
                                        2005
------------------------------------------------------------

Total Return............                  14.66%
------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............             $5,831,587
Ratio of Expenses to
 Average Net
 Assets.................                   0.14%
Ratio of Net Investment
 Income to Average
 Net Assets.............                   1.56%
Portfolio Turnover
 Rate...................                      9%
------------------------------------------------------------

                         The DFA International Value Series+
                         -----------------------------------


                                        Year
                                        Ended
                                      Nov. 30,
                                        2005
------------------------------------------------------------

Total Return............                  15.61%
------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............             $4,367,698
Ratio of Expenses to
 Average Net
 Assets.................                   0.27%
Ratio of Net Investment
 Income to Average
 Net Assets.............                   2.71%
Portfolio Turnover
 Rate...................                     10%
------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                            The Japanese Small Company Series
                               --------------------------------------------------------------------------------------------
                                                                          Period
                                Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                   Ended         Ended      Ended        2007 to         Ended        Ended       Ended
                                 April 30,      Oct 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                   2011          2010        2009          2008           2007         2006        2005
---------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................      11.85%(C)       0.72%      22.69%     (26.87)%(C)      (1.16)%      (2.28)%      31.03%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,477,660     $1,211,600  $1,183,036  $1,062,964      $1,504,821   $1,385,722   $1,151,429
Ratio of Expenses to Average
 Net Assets...................       0.14%(B)       0.14%       0.15%       0.13%(B)        0.13%        0.14%        0.22%
Ratio of Net Investment
 Income to Average Net Assets.       2.50%(B)       1.95%       2.15%       2.64%(B)        1.94%        1.68%        1.51%
Portfolio Turnover Rate.......          3%(C)         10%          7%         10%(C)           9%           9%           6%
---------------------------------------------------------------------------------------------------------------------------

                                                          The Asia Pacific Small Company Series
                               --------------------------------------------------------------------------------------------
                                                                          Period
                                Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                   Ended         Ended      Ended        2007 to         Ended        Ended       Ended
                                 April 30,      Oct 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                   2011          2010        2009          2008           2007         2006        2005
---------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................      13.66%(C)      28.91%      84.98%     (57.75)%(C)      47.23%       38.26%        9.30%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,098,907     $  935,138  $  680,997  $  441,237      $1,205,154   $  749,627   $  395,923
Ratio of Expenses to Average
 Net Assets...................       0.16%(B)       0.17%       0.18%       0.15%(B)        0.15%        0.17%        0.27%
Ratio of Net Investment
 Income to Average Net Assets.       3.03%(B)       3.64%       4.00%       4.33%(B)        3.58%        4.19%        4.33%
Portfolio Turnover Rate.......          9%(C)         18%         23%         20%(C)          25%          14%          10%
---------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes..........................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                  The United Kingdom Small Company Series
                          ----------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,         Year        Year       Year
                              Ended        Ended       Ended        2007 to        Ended       Ended      Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,   Nov. 30,
                              2011          2010        2009          2008          2007        2006       2005
------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      17.06%(C)      25.94%      43.51%     (50.77)%(C)       2.42%      44.80%    12.88%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $1,275,488     $1,036,694  $  770,472  $  555,390      $1,158,580  $1,117,826  $643,038
Ratio of Expenses to
 Average Net Assets......       0.12%(B)       0.13%       0.14%       0.12%(B)        0.12%       0.13%     0.22%
Ratio of Net Investment
 Income to Average Net
 Assets..................       2.80%(B)       2.86%       4.02%       3.79%(B)        2.72%       2.70%     3.19%
Portfolio Turnover Rate..          4%(C)         15%         10%         25%(C)          12%          8%       12%
------------------------------------------------------------------------------------------------------------------

                                                    The Continental Small Company Series
                          ----------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,         Year        Year       Year
                              Ended        Ended       Ended        2007 to        Ended       Ended      Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,   Nov. 30,
                              2011          2010        2009          2008          2007        2006       2005
------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      20.33%(C)      15.37%      43.78%     (49.66)%(C)      17.49%      47.10%    18.97%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $2,712,829     $2,072,484  $1,630,892  $1,111,585      $2,256,122  $1,875,194  $981,938
Ratio of Expenses to
 Average Net Assets......       0.14%(B)       0.15%       0.16%       0.14%(B)        0.14%       0.15%     0.24%
Ratio of Net Investment
 Income to Average Net
 Assets..................       2.06%(B)       2.24%       2.93%       3.49%(B)        2.16%       2.27%     2.16%
Portfolio Turnover Rate..          3%(C)         12%          7%         18%(C)          12%          7%       18%
------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                     The Canadian Small Company Series
                          ----------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,           Period
                              Ended        Ended       Ended        2007 to      April 2, 2007(a)
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,            to
                              2011          2010        2009          2008        Nov. 30, 2007
-----------------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      25.47%(C)      43.17%      61.67%     (56.44)%(C)         10.20%(C)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $  957,605     $  663,722  $  365,181  $  232,873         $  213,529
Ratio of Expenses to
 Average Net Assets......       0.14%(B)       0.15%       0.17%       0.18%(B)           0.26%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets..................       1.82%(B)       1.05%       1.37%       0.97%(B)           0.47%(B)(E)
Portfolio Turnover Rate..          9%(C)         10%         23%         21%(C)              6%(C)
-----------------------------------------------------------------------------------------------------------------------------

                                                              The Emerging Markets Series
                          ---------------------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,            Year              Year        Year
                              Ended        Ended       Ended        2007 to           Ended             Ended       Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,         Nov. 30,          Nov. 30,    Nov. 30,
                              2011          2010        2009          2008             2007              2006        2005
-----------------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      11.76%(C)      27.04%      53.99%     (48.15)%(C)         42.62%            31.87%      31.23%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $2,742,029     $2,529,493  $2,109,316  $1,624,524         $3,707,790        $2,414,971  $1,852,565
Ratio of Expenses to
 Average Net Assets......       0.19%(B)       0.19%       0.20%       0.18%(B)           0.19%             0.20%       0.27%
Ratio of Net Investment
 Income to Average Net
 Assets..................       1.70%(B)       2.18%       2.57%       3.00%(B)           2.52%             2.54%       3.70%
Portfolio Turnover Rate..          6%(C)         12%         14%         19%(C)              7%               11%          9%
-----------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes............................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                      The Emerging Markets Small Cap Series
                               ------------------------------------------------------------------------------------
                                                                         Period
                                Six Months       Year        Year       Dec. 1,        Year       Year      Year
                                   Ended        Ended       Ended       2007 to       Ended      Ended     Ended
                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,   Nov. 30,  Nov. 30,
                                   2011          2010        2009         2008         2007       2006      2005
-------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................       6.45%(C)      41.96%      92.08%   (56.84)%(C)      43.32%    40.55%    24.85%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,186,620     $1,881,356  $1,167,973  $566,379      $1,525,571  $903,529  $545,271
Ratio of Expenses to Average
 Net Assets...................       0.30%(B)       0.32%       0.33%     0.30%(B)        0.31%     0.34%     0.49%
Ratio of Net Investment
 Income to Average Net Assets.       1.58%(B)       2.16%       2.52%     3.07%(B)        1.94%     2.39%     2.70%
Portfolio Turnover Rate.......          8%(C)         15%         13%       19%(C)          16%       18%        8%
-------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes..................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which nine are included in this section of the report (collectively, the "Series"), and two are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   .   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   .   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other:   Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These Series are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended April 30, 2011, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2011, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $255
                 The DFA International Value Series......  199
                 The Japanese Small Company Series.......   42
                 The Asia Pacific Small Company Series...   21
                 The United Kingdom Small Company Series.   24
                 The Continental Small Company Series....   51
                 The Canadian Small Company Series.......   12
                 The Emerging Markets Series.............   68
                 The Emerging Markets Small Cap Series...   36

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   Purchases  Sales
                                                   --------- --------
          The U.S. Large Cap Value Series......... $661,050  $848,904
          The DFA International Value Series......  651,422   376,563
          The Japanese Small Company Series.......  172,277    40,281
          The Asia Pacific Small Company Series...  129,912    88,013
          The United Kingdom Small Company Series.  106,687    43,591
          The Continental Small Company Series....  284,846    74,374
          The Canadian Small Company Series.......  187,221    70,990

                                                  Purchases  Sales
                                                  --------- --------
           The Emerging Markets Series........... $157,324  $227,516
           The Emerging Markets Small Cap Series.  342,525   159,184

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

                                              Mark to Market Realized Gains
                                              -------------- --------------
     The Japanese Small Company Series.......    $   715         $   32
     The Asia Pacific Small Company Series...     20,807            310
     The United Kingdom Small Company Series.      2,607             --
     The Continental Small Company Series....        328          6,878
     The Canadian Small Company Series.......     10,180          2,733
     The Emerging Markets Series.............        462             --
     The Emerging Markets Small Cap Series...        718            293

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                         Federal Tax  Unrealized    Unrealized    Appreciation
                                            Cost     Appreciation (Depreciation) (Depreciation)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $7,580,502   $3,384,626    $ (41,244)     $3,343,382
The DFA International Value Series......  7,369,966    2,452,488      (95,678)      2,356,810
The Japanese Small Company Series.......  1,788,780      180,217     (276,848)        (96,631)
The Asia Pacific Small Company Series...  1,023,520      382,078     (115,194)        266,884
The United Kingdom Small Company Series.  1,037,370      384,396     (136,436)        247,960
The Continental Small Company Series....  2,543,762      946,294     (225,174)        721,120
The Canadian Small Company Series.......  1,043,681      263,584      (81,939)        181,645
The Emerging Markets Series.............  1,415,979    1,520,666      (18,583)      1,502,083
The Emerging Markets Small Cap Series...  1,671,048      824,124     (104,600)        719,524

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                           Location on the Statements        Equity
                                                  of Operations             Contracts
                                       ------------------------------------ ----------
The U.S. Large Cap Value Series*...... Net Realized Gain (Loss) on Futures  $(12,647)
The Continental Small Company Series*. Net Realized Gain (Loss) on Futures      (287)

   *As of April 30, 2011, there were no futures contracts outstanding. During the six months ended April 30, 2011, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Trust, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Trust anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of  Interest Maximum Amount
                                            Average      Average       Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding Incurred   the Period
                                         ------------- ------------ ----------- -------- ---------------
The U.S. Large Cap Value Series.........     0.94%        $8,294        11        $ 2        $15,367
The DFA International Value Series......     0.91%         1,607        5          --          4,688
The Japanese Small Company Series.......     0.92%         2,430        2          --          4,628
The Asia Pacific Small Company Series...     0.93%           430        11         --          1,047
The United Kingdom Small Company Series.     0.94%           135        12         --          1,227
The Emerging Markets Series.............     0.91%         4,846        29          4         15,798
The Emerging Markets Small Cap Series...     0.90%         3,410        14          1          5,314

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended that each Series' available line of credit was utilized.

   At April 30, 2011, The Emerging Markets Small Cap Series had a loan outstanding in the amount of $848 (in thousands).

I. Securities Lending:

   As of April 30, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral with a market value of $91,717 and $75, respectively (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2011

     EXPENSE TABLE
                                    Beginning  Ending                Expenses
                                     Account  Account     Annualized   Paid
                                      Value    Value       Expense    During
                                    11/01/10  04/30/11      Ratio*   Period*
                                    --------- ---------   ---------- --------
     Actual Fund Return............ $1,000.00 $1,095.36     0.18%     $0.94
     Hypothetical 5% Annual Return. $1,000.00 $1,023.90     0.18%     $0.90

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                     Dimensional Emerging Markets Value Fund
                     Consumer Discretionary..........  8.1%
                     Consumer Staples................  5.9%
                     Energy.......................... 16.7%
                     Financials...................... 30.3%
                     Health Care.....................  0.6%
                     Industrials..................... 10.8%
                     Information Technology..........  6.8%
                     Materials....................... 17.6%
                     Other...........................   --
                     Real Estate Investment Trusts...   --
                     Telecommunication Services......  1.9%
                     Utilities.......................  1.3%
                                                      -----
                                                      100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -----       ---------------
COMMON STOCKS -- (88.0%)
BRAZIL -- (7.7%)
  Banco Santander Brasil SA ADR                              11,387,872 $  132,213,194       0.9%
  BM&F Bovespa SA                                            27,844,267    209,026,693       1.3%
  #BRF - Brasil Foods SA ADR                                  2,898,191     60,021,536       0.4%
  #Petroleo Brasileiro SA ADR                                 8,044,663    300,307,270       1.9%
  Other Securities                                                         590,630,476       3.8%
                                                                        --------------      -----
TOTAL BRAZIL                                                             1,292,199,169       8.3%
                                                                        --------------      -----

CHILE -- (2.0%)
  Empresas CMPC SA                                            1,514,513     84,048,975       0.5%
  #Enersis SA Sponsored ADR                                   3,029,239     64,704,545       0.4%
  Other Securities                                                         188,074,737       1.2%
                                                                        --------------      -----
TOTAL CHILE                                                                336,828,257       2.1%
                                                                        --------------      -----

CHINA -- (13.2%)
  #Bank of China, Ltd.                                      679,449,331    376,940,711       2.4%
  #Bank of Communications Co., Ltd.                          71,838,704     76,084,287       0.5%
  China Citic Bank Corp., Ltd.                               88,050,716     63,188,308       0.4%
  China Construction Bank Corp.                              77,940,940     73,904,552       0.5%
  China Petroleum & Chemical Corp.                           87,408,289     88,104,958       0.6%
  #China Petroleum & Chemical Corp. ADR                         855,368     86,195,433       0.5%
  #China Unicom Hong Kong, Ltd. ADR                           6,160,737    126,048,679       0.8%
  Other Securities                                                       1,311,631,181       8.4%
                                                                        --------------      -----
TOTAL CHINA                                                              2,202,098,109      14.1%
                                                                        --------------      -----

CZECH REPUBLIC -- (0.3%)
  Other Securities                                                          42,947,874       0.3%
                                                                        --------------      -----

HUNGARY -- (0.9%)
 #*OTP Bank P.L.C.                                            2,633,742     93,504,071       0.6%
  Other Securities                                                          55,376,670       0.3%
                                                                        --------------      -----
TOTAL HUNGARY                                                              148,880,741       0.9%
                                                                        --------------      -----

INDIA -- (8.2%)
  *Hindalco Industries, Ltd.                                 13,050,819     63,739,905       0.4%
  #ICICI Bank, Ltd. Sponsored ADR                             3,332,795    167,972,868       1.1%
  Reliance Industries, Ltd.                                  10,494,511    232,944,520       1.5%
  Other Securities                                                         909,972,988       5.8%
                                                                        --------------      -----
TOTAL INDIA                                                              1,374,630,281       8.8%
                                                                        --------------      -----

INDONESIA -- (3.1%)
  PT Bumi Resources Tbk                                     280,320,500    112,640,639       0.7%
  Other Securities                                                         404,685,413       2.6%
                                                                        --------------      -----
TOTAL INDONESIA                                                            517,326,052       3.3%
                                                                        --------------      -----

ISRAEL -- (0.0%)
  Other Securities                                                           1,935,402       0.0%
                                                                        --------------      -----

MALAYSIA -- (3.0%)
  Other Securities                                                         505,226,583       3.2%
                                                                        --------------      -----

MEXICO -- (5.1%)
 #*Alfa S.A.B. de C.V. Series A                               4,088,867     60,773,400       0.4%
 #*Cemex S.A.B. de C.V. Sponsored ADR                        12,041,259    104,518,131       0.7%
  Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR     1,819,711    114,459,822       0.7%
  Grupo Mexico S.A.B. de C.V. Series B                       24,866,224     86,100,896       0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         Percentage
                                              Shares       Value++     of Net Assets**
                                              ------       -----       ---------------
MEXICO -- (Continued)
  Other Securities                                      $  482,096,392       3.1%
                                                        --------------      -----
TOTAL MEXICO                                               847,948,641       5.4%
                                                        --------------      -----

PHILIPPINES -- (0.7%)
  Other Securities                                         120,116,570       0.8%
POLAND -- (2.0%)
  *Polski Koncern Naftowy Orlen SA            5,310,008    110,676,798       0.7%
  Other Securities                                         222,750,326       1.4%
                                                        --------------      -----
TOTAL POLAND                                               333,427,124       2.1%
                                                        --------------      -----

RUSSIA -- (5.3%)
  Gazprom OAO Sponsored ADR                  40,355,438    683,772,202       4.4%
  Lukoil OAO Sponsored ADR                    2,280,971    158,531,847       1.0%
  Other Securities                                          36,483,467       0.2%
                                                        --------------      -----
TOTAL RUSSIA                                               878,787,516       5.6%
                                                        --------------      -----

SOUTH AFRICA -- (7.4%)
  ABSA Group, Ltd.                            4,102,878     84,982,853       0.5%
  Gold Fields, Ltd. Sponsored ADR             8,246,089    147,110,228       0.9%
  Nedbank Group, Ltd.                         2,742,435     61,104,932       0.4%
  Sanlam, Ltd.                               28,700,406    123,107,886       0.8%
  Standard Bank Group, Ltd.                   5,556,368     87,265,717       0.6%
  #Steinhoff International Holdings, Ltd.    15,446,217     59,166,634       0.4%
  Other Securities                                         682,266,718       4.4%
                                                        --------------      -----
TOTAL SOUTH AFRICA                                       1,245,004,968       8.0%
                                                        --------------      -----

SOUTH KOREA -- (13.4%)
  Hana Financial Group, Inc.                  2,249,314     95,435,538       0.6%
  #Hyundai Motor Co., Ltd.                      808,044    186,374,700       1.2%
 #*KB Financial Group, Inc. ADR               2,704,559    144,125,949       0.9%
  #LG Display Co., Ltd. ADR                   3,695,836     65,859,798       0.4%
  #LG Electronics, Inc.                       1,013,377     97,558,535       0.6%
  #POSCO ADR                                  1,371,214    151,244,904       1.0%
  Samsung Corp                                1,105,770     80,104,872       0.5%
  #Samsung SDI Co., Ltd.                        350,064     62,728,387       0.4%
  Shinhan Financial Group Co., Ltd.           2,734,497    134,149,237       0.9%
  #Shinhan Financial Group Co., Ltd. ADR        802,794     77,887,074       0.5%
  Other Securities                                       1,153,663,316       7.4%
                                                        --------------      -----
TOTAL SOUTH KOREA                                        2,249,132,310      14.4%
                                                        --------------      -----

TAIWAN -- (11.7%)
 #*AU Optronics Corp. Sponsored ADR           7,615,683     61,687,032       0.4%
 #*Chimei Innolux Corp.                      57,224,389     58,904,264       0.4%
  Chinatrust Financial Holdings Co., Ltd.    63,452,646     58,296,613       0.4%
  First Financial Holding Co., Ltd.          62,688,366     58,162,950       0.3%
  Fubon Financial Holding Co., Ltd.          45,381,501     66,664,005       0.4%
  Mega Financial Holding Co., Ltd.           84,568,731     73,886,615       0.5%
  #United Microelectronics Corp.            146,596,681     76,516,058       0.5%
  Other Securities                                       1,505,232,998       9.6%
                                                        --------------      -----
TOTAL TAIWAN                                             1,959,350,535      12.5%
                                                        --------------      -----

THAILAND -- (2.1%)
  Other Securities                                         359,399,297       2.3%
                                                        --------------      -----

TURKEY -- (1.9%)
  Other Securities                                         310,992,722       2.0%
                                                        --------------      -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED




                                                                                                    Shares         Value++
                                                                                                    ------         -----
UNITED STATES -- (0.0%).....................................................................
  Other Securities..........................................................................               $     6,279,425
                                                                                                           ---------------
TOTAL COMMON STOCKS.........................................................................                14,732,511,576
                                                                                                           ---------------
PREFERRED STOCKS -- (4.6%)..................................................................
BRAZIL -- (4.6%)............................................................................
  #Petroleo Brasileiro SA ADR...............................................................    10,516,809     350,945,916
  Usinas Siderurgicas de Minas Gerais SA Series A...........................................     7,223,910      73,928,904
  Other Securities..........................................................................                   350,831,763
                                                                                                           ---------------
TOTAL BRAZIL................................................................................                   775,706,583
                                                                                                           ---------------

INDIA -- (0.0%).............................................................................
  Other Securities..........................................................................                       270,524
                                                                                                           ---------------
MALAYSIA -- (0.0%)..........................................................................
  Other Securities..........................................................................                        90,163
                                                                                                           ---------------
TOTAL PREFERRED STOCKS......................................................................                   776,067,270
                                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)...................................................................
BRAZIL -- (0.0%)............................................................................
  Other Securities..........................................................................                         5,999
                                                                                                           ---------------

CHINA -- (0.0%).............................................................................
  Other Securities..........................................................................                            --
                                                                                                           ---------------

POLAND -- (0.0%)............................................................................
  Other Securities..........................................................................                       762,367
                                                                                                           ---------------

TAIWAN -- (0.0%)............................................................................
  Other Securities..........................................................................                       168,290
                                                                                                           ---------------
TOTAL RIGHTS/WARRANTS.......................................................................                       936,656
                                                                                                           ---------------
                                                                                                 Face
                                                                                                Amount         Value+
                                                                                                ------         -----
                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $133,035,000 FNMA 2.24%, 07/06/15, valued at $136,360,875) to be repurchased at
   $134,343,127.............................................................................      $134,341     134,341,000
                                                                                                           ---------------

                                                                                                Shares/
                                                                                                 Face
                                                                                                Amount
                                                                                                ------
                                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (6.6%).....................................................
  (S)@DFA Short Term Investment Fund........................................................ 1,097,100,048   1,097,100,048
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $114,150)## to be repurchased at
   $111,912.................................................................................          $112         111,912
                                                                                                           ---------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 1,097,211,960
                                                                                                           ---------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,487,198,917).....................................................................               $16,741,068,462
                                                                                                           ===============

                                                                                                  Percentage
                                                                                             of Net Assets**
                                                                                             ---------------
UNITED STATES -- (0.0%).....................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      94.1%
                                                                                                 ------
PREFERRED STOCKS -- (4.6%)..................................................................
BRAZIL -- (4.6%)............................................................................
  #Petroleo Brasileiro SA ADR...............................................................       2.2%
  Usinas Siderurgicas de Minas Gerais SA Series A...........................................       0.5%
  Other Securities..........................................................................       2.2%
                                                                                                 ------
TOTAL BRAZIL................................................................................       4.9%
                                                                                                 ------

INDIA -- (0.0%).............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
MALAYSIA -- (0.0%)..........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL PREFERRED STOCKS......................................................................       4.9%
                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)...................................................................
BRAZIL -- (0.0%)............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

CHINA -- (0.0%).............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

POLAND -- (0.0%)............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

TAIWAN -- (0.0%)............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL RIGHTS/WARRANTS.......................................................................       0.0%
                                                                                                 ------




TEMPORARY CASH INVESTMENTS -- (0.8%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $133,035,000 FNMA 2.24%, 07/06/15, valued at $136,360,875) to be repurchased at
   $134,343,127.............................................................................       0.9%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (6.6%).....................................................
  (S)@DFA Short Term Investment Fund........................................................       7.0%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $114,150)## to be repurchased at
   $111,912.................................................................................       0.0%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................       7.0%
                                                                                                 ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,487,198,917).....................................................................     106.9%
                                                                                                 ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of inputs used to value the Fund's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                   Valuation Inputs
                               --------------------------------------------------------

                                       Investment in Securities (Market Value)
                               --------------------------------------------------------
                                  Level 1            Level 2         Level 3      Total
                               --------------    ----------------    ------- ----------------
Common Stocks.................
  Brazil...................... $1,292,199,169                  --      --    $  1,292,199,169
  Chile.......................    336,828,257                  --      --         336,828,257
  China.......................    241,703,359    $  1,960,394,750      --       2,202,098,109
  Czech Republic..............             --          42,947,874      --          42,947,874
  Hungary.....................             --         148,880,741      --         148,880,741
  India.......................    198,824,101       1,175,806,180      --       1,374,630,281
  Indonesia...................      4,335,587         512,990,465      --         517,326,052
  Israel......................         30,499           1,904,903      --           1,935,402
  Malaysia....................      8,882,748         496,343,835      --         505,226,583
  Mexico......................    847,129,147             819,494      --         847,948,641
  Philippines.................             --         120,116,570      --         120,116,570
  Poland......................             --         333,427,124      --         333,427,124
  Russia......................             --         878,787,516      --         878,787,516
  South Africa................    231,930,817       1,013,074,151      --       1,245,004,968
  South Korea.................    460,707,680       1,788,424,630      --       2,249,132,310
  Taiwan......................     61,687,032       1,897,663,503      --       1,959,350,535
  Thailand....................    359,399,297                  --      --         359,399,297
  Turkey......................      6,881,917         304,110,805      --         310,992,722
  United States...............      6,279,425                  --      --           6,279,425
Preferred Stocks..............
  Brazil......................    775,706,583                  --      --         775,706,583
  India.......................             --             270,524      --             270,524
  Malaysia....................         90,163                  --      --              90,163
Rights/Warrants...............
  Brazil......................          5,999                  --      --               5,999
  China.......................             --                  --      --                  --
  Poland......................             --             762,367      --             762,367
  Taiwan......................             --             168,290      --             168,290
Temporary Cash Investments....             --         134,341,000      --         134,341,000
Securities Lending Collateral.             --       1,097,211,960      --       1,097,211,960
                               --------------    ----------------     ----   ----------------

TOTAL......................... $4,832,621,780     $11,908,446,682      --     $16,741,068,462
                               ==============    ================     ====   ================

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,020,998 of securities on loan)       $15,509,516
Temporary Cash Investments at Value & Cost                                  134,341
Collateral Received from Securities on Loan at Value & Cost                     112
Affiliated Collateral Received from Securities on Loan at Value & Cost    1,097,100
Foreign Currencies at Value                                                  18,572
Cash                                                                         17,834
Receivables:
 Investment Securities Sold                                                   9,929
 Dividends, Interest and Tax Reclaims                                        27,992
 Fund Shares Sold                                                            18,600
 Securities Lending Income                                                      800
Unrealized Gain on Foreign Currency Contracts                                    65
Prepaid Expenses and Other Assets                                                18
                                                                        -----------
   Total Assets                                                          16,834,879
                                                                        -----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned                                         1,097,212
 Investment Securities Purchased                                             57,409
 Fund Shares Redeemed                                                            84
 Due to Advisor                                                               1,270
Deferred Thailand Capital Gains Tax                                          22,797
Accrued Expenses and Other Liabilities                                          569
                                                                        -----------
   Total Liabilities                                                      1,179,341
                                                                        -----------
NET ASSETS                                                              $15,655,538
                                                                        ===========
Investments at Cost                                                     $11,255,646
                                                                        ===========
Foreign Currencies at Cost                                              $    18,146
                                                                        ===========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

 Investment Income
  Dividends (Net of Foreign Taxes Withheld of $8,179)............ $   95,140
  Interest.......................................................         54
  Income from Securities Lending.................................      4,382
                                                                  ----------
    Total Investment Income......................................     99,576
                                                                  ----------
 Expenses
  Investment Advisory Services Fees..............................      6,755
  Accounting & Transfer Agent Fees...............................        637
  Custodian Fees.................................................      4,405
  Shareholders' Reports..........................................         26
  Directors'/Trustees' Fees & Expenses...........................         72
  Professional Fees..............................................        167
  Other..........................................................        151
                                                                  ----------
    Total Expenses...............................................     12,213
                                                                  ----------
  Net Investment Income (Loss)...................................     87,363
                                                                  ----------
 Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:...................................
    Investment Securities Sold...................................    192,268
    Foreign Currency Transactions................................     (1,508)**
  Change in Unrealized Appreciation (Depreciation) of:...........
    Investment Securities and Foreign Currency...................  1,023,743
    Translation of Foreign Currency Denominated Amounts..........        227
  Change in Deferred Thailand Capital Gains Tax..................     (6,494)
                                                                  ----------
  Net Realized and Unrealized Gain (Loss)........................  1,208,236
                                                                  ----------
 Net Increase (Decrease) in Net Assets Resulting from Operations. $1,295,599
                                                                  ==========

--------
** Net of foreign capital gain taxes withheld of $683.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                         Six Months         Year
                                                                            Ended          Ended
                                                                          April 30,       Oct. 31,
                                                                            2011            2010
                                                                        -----------    -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss).......................................... $    87,363    $   171,366
 Net Realized Gain (Loss) on:..........................................
   Investment Securities Sold..........................................     192,268        591,224
   Foreign Currency Transactions.......................................      (1,508)**      (3,254)**
 Change in Unrealized Appreciation (Depreciation) of:..................
   Investment Securities and Foreign Currency..........................   1,023,743      1,841,702
   Translation of Foreign Currency Denominated Amounts.................         227           (154)
 Change in Deferred Thailand Capital Gains Tax.........................      (6,494)       (10,266)
                                                                        -----------    -----------

     Net Increase (Decrease) in Net Assets Resulting from Operations...   1,295,599      2,590,618
                                                                        -----------    -----------
Transactions in Interest:
 Contributions.........................................................   2,673,962      2,372,583
 Withdrawals...........................................................    (231,978)    (1,010,371)
                                                                        -----------    -----------

     Net Increase (Decrease) from Transactions in Interest.............   2,441,984      1,362,212
                                                                        -----------    -----------
     Total Increase (Decrease) in Net Assets...........................   3,737,583      3,952,830
Net Assets
 Beginning of Period...................................................  11,917,955      7,965,125
                                                                        -----------    -----------
 End of Period......................................................... $15,655,538    $11,917,955
                                                                        ===========    ===========

--------
** Net of foreign capital gain taxes withheld of $683 and $1,806, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+
                             FINANCIAL HIGHLIGHTS
               (for a share outstanding throughout each period)

                                     Six Months        Year        Year         Period          Year        Year        Year
                                        Ended         Ended       Ended      Dec. 1, 2007      Ended       Ended       Ended
                                      April 30,      Oct. 31,    Oct. 31,         to          Nov. 30,    Nov. 30,    Nov. 30,
                                        2011           2010        2009      Oct. 31, 2008      2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Total Return......................        9.54%(C)       30.55%      79.39%      (55.47)%(C)      51.59%      42.14%      31.60%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................... $15,655,538     $11,917,955  $7,965,125   $4,048,404      $8,188,710  $4,837,912  $2,417,064
Ratio of Expenses to Average Net
  Assets..........................        0.18%(B)        0.19%       0.21%        0.19%(B)        0.19%       0.22%       0.29%
Ratio of Net Investment Income to
  Average Net Assets..............        1.30%(B)        1.81%       2.17%        3.19%(B)        2.50%       2.57%       3.23%
Portfolio Turnover Rate...........           3%(C)          15%         20%          14%(C)          14%          9%          7%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes. + See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under IRC (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   .   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   .   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity

Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2011, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $247 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended April 30, 2011, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $12 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                             Purchases. $2,778,849
                             Sales.....    348,912

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At
October 31, 2010, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,547 (in thousands) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies totaling $4 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          Net
                                                       Unrealized
              Federal     Unrealized    Unrealized    Appreciation
              Tax Cost   Appreciation (Depreciation) (Depreciation)
             ----------- ------------ -------------- --------------
             $12,497,138  $4,816,156    $(572,225)     $4,243,931

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code (S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. Financial Instruments:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At April 30, 2011, the Fund had no outstanding futures contracts.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          Weighted      Weighted    Number of   Interest Maximum Amount
           Average      Average        Days     Expense  Borrowed During
        Interest Rate Loan Balance Outstanding* Incurred   the Period
        ------------- ------------ ------------ -------- ---------------
            0.92%....   $41,689         26        $28       $124,315

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2011.

H. Securities Lending:

   As of April 30, 2011, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral with a market value of $95,503 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. Other

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 LOGO

                                                                DFA 043011-001S

ITEM 2.   CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.   INVESTMENTS.

(a)  The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR     American Depository Receipt
FNM     A Federal National Mortgage Association
GDR     Global Depository Receipt
NVDR    Non-Voting Depository Receipt
P.L.C.  Public Limited Company

Investment Footnotes

 +    See Security Valuation Note within the Notes to Schedule of Investments.
 ++   Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
 *    Non-Income Producing Securities.
 #    Total or Partial Securities on Loan.
 @    Security purchased with cash proceeds from securities on loan.
 (r)  The adjustable or variable rate shown is effective as of April 30, 2011.
 --   Amounts designated as -- are either zero or rounded to zero.
 (S)  Affiliated Fund.
 ##   Par amount of collateral is a part of a pooled collateral facility.
      Value is indicative of the value allocated to this Fund as a part of this facility.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                        Shares        Value++
COMMON STOCKS -- (88.0%)
BRAZIL -- (7.7%)
    Banco ABC Brasil SA                                                                684,046   $  5,848,219
    Banco Alfa de Investimento SA                                                       97,200        456,590
    Banco Daycoval SA                                                                  558,550      4,331,496
    Banco do Brasil SA                                                                 165,559      3,041,352
    Banco Industrial e Comercial SA                                                  1,218,000      8,787,376
    Banco Panamericano SA                                                            1,150,400      4,094,991
    Banco Pine SA                                                                      296,900      2,511,911
    Banco Santander Brasil SA                                                          316,325      3,659,493
    Banco Santander Brasil SA ADR                                                   11,387,872    132,213,194
    Banco Sofisa SA                                                                    694,800      1,965,332
    Bematech SA                                                                        463,600      2,310,338
   *BHG SA - Brazil Hospitality Group                                                      810         11,708
    BM&F Bovespa SA                                                                 27,844,267    209,026,693
   *BR Malls Participacoes SA                                                        4,810,163     50,816,749
   *Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA     8,190,212      4,164,868
    BRF - Brasil Foods SA                                                              739,298     14,990,851
   #BRF - Brasil Foods SA ADR                                                        2,898,191     60,021,536
    Brookfield Incorporacoes SA                                                      3,310,800     18,645,873
    Camargo Correa Desenvolvimento Imobiliario SA                                      720,700      2,986,883
    Cia Providencia Industria e Comercio SA                                            299,950      1,220,239
    Cosan SA Industria e Comercio                                                    1,937,900     29,637,601
    CR2 Empreendimentos Imobiliarios SA                                                 97,500        415,236
    Cremer SA                                                                          273,270      2,589,916
    Duratex SA                                                                       1,321,744     13,904,693
    Embraer SA ADR                                                                   1,235,461     40,127,773
    Eternit SA                                                                         650,523      4,428,618
    Even Construtora e Incorporadora SA                                              1,716,851      9,548,974
    EZ Tec Empreendimentos e Participacoes SA                                          878,300      8,977,284
   *Fertilizantes Heringer SA                                                          252,000      1,701,144
   *Fibria Celulose SA                                                                 238,671      3,739,664
  #*Fibria Celulose SA Sponsored ADR                                                 2,508,931     40,519,236
    Financeira Alfa SA Credito Financiamento e Investimentos                            36,400         86,882
    Gafisa SA                                                                        3,673,876     22,325,359
    Gafisa SA ADR                                                                    1,039,254     12,845,179
   *General Shopping Brasil SA                                                         377,630      2,986,090
    Gerdau SA                                                                        1,792,300     17,476,406
   *Globex Utilidades SA                                                                44,331        732,651
    Grendene SA                                                                      1,199,745      7,077,062
    Guararapes Confeccoes SA                                                            16,750        915,650
    Helbor Empreendimentos SA                                                           46,900        619,490
   *IdeiasNet SA                                                                       747,430      1,648,603
    Iguatemi Empresa de Shopping Centers SA                                            348,160      9,022,682
    Industrias Romi SA                                                                 626,500      4,018,170
   *Inepar SA Industria e Construcoes                                                   38,128        124,573
   *Inpar SA                                                                         2,493,625      4,691,794
   *JBS SA                                                                           8,069,415     27,287,877
    JHSF Participacoes SA                                                            1,590,600      4,297,006
   *Kepler Weber SA                                                                  4,157,400        739,939
   *Kroton Educacional SA                                                              410,836      5,327,393
   *Log-in Logistica Intermodal SA                                                     778,700      4,019,224
    M. Dias Branco SA                                                                  156,400      4,036,257
   *Magnesita Refratarios SA                                                         1,779,106      9,442,878
   *Mahle-Metal Leve SA Industria e Comercio                                             4,000        105,492
    Marfrig Alimentos SA                                                             2,140,425     21,932,145
    Metalfrio Solutions SA                                                             100,200        745,194
    Minerva SA                                                                         712,125      3,032,823
   *MPX Energia SA                                                                     386,000      9,127,384
   *Multiplan Empreendimentos Imobiliarios SA                                          248,269      5,188,841

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   Shares          Value++
BRAZIL -- (Continued)
    Obrascon Huarte Lain Brasil SA                                195,800   $    8,321,376
    Parana Banco SA                                               116,200          886,346
   *Paranapanema SA                                             2,203,178        7,310,316
    Petroleo Brasileiro SA                                        382,000        6,985,850
   #Petroleo Brasileiro SA ADR                                  8,044,663      300,307,270
   *Plascar Participacoes Industriais SA                        1,198,400        1,866,311
    Porto Seguro SA                                               378,330        6,286,261
    Positivo Informatica SA                                       336,326        1,537,112
    Profarma Distribuidora de Produtos Farmaceuticos SA           131,625        1,309,389
    Rodobens Negocios Imobiliarios SA                             285,301        2,424,660
    Rossi Residencial SA                                        1,583,200       14,722,995
    Santos Brasil Participacoes SA                                    672           12,815
    Sao Carlos Empreendimentos e Participacoes SA                  78,600        1,084,172
    Sao Martinho SA                                               607,186        9,340,136
    SLC Agricola SA                                               159,825        2,009,496
    Springs Global Participacoes SA                               431,259        1,260,991
    Sul America SA                                              1,396,085       18,156,559
    Trisul SA                                                     125,261          332,819
    Triunfo Participacoes e Investimentos SA                      125,300          720,802
    Universo Online SA                                            455,300        5,093,618
    Usinas Siderurgicas de Minas Gerais SA                      2,197,000       35,681,000
                                                                            --------------
TOTAL BRAZIL                                                                 1,292,199,169
                                                                            --------------

CHILE -- (2.0%)
    Almendral SA                                                1,120,749          162,593
    Banco de Credito e Inversiones SA Series A                    128,324        8,695,487
    Besalco SA                                                     60,670          126,674
    Cementos Bio-Bio SA                                           665,307        1,524,376
    Cencosud SA                                                 3,680,515       29,066,836
    Cia Cervecerias Unidas SA                                      17,362          209,566
    Cia General de Electricidad SA                                936,911        5,695,328
   *Cia Sud Americana de Vapores SA                            12,141,710        9,675,924
    Cintac SA                                                     153,487          114,169
    Corpbanca SA                                            1,062,719,525       16,878,419
    Corpbanca SA ADR                                                  646           14,955
    Cristalerias de Chile SA                                      264,624        3,620,656
    CTI Cia Tecno Industrial SA                                   488,163           32,866
    Embotelladora Andina SA Series A ADR                           26,324          621,246
    Empresas CMPC SA                                            1,514,513       84,048,975
    Empresas Copec SA                                           2,032,916       39,430,049
   *Empresas Iansa SA                                          43,801,768        5,334,788
   *Empresas La Polar SA                                        2,605,427       14,616,873
    Enersis SA                                                 31,903,095       13,644,644
   #Enersis SA Sponsored ADR                                    3,029,239       64,704,545
    Gasco SA                                                      155,648        1,047,907
    Grupo Security SA                                             610,661          269,887
   *Industrias Forestales SA                                    3,436,382        1,261,263
    Inversiones Aguas Metropolitanas SA                         4,242,103        6,946,565
    Madeco SA                                                  49,034,820        2,868,928
   *Masisa SA                                                  36,930,742        6,054,733
    Minera Valparaiso SA                                            7,500          283,418
    Parque Arauco SA                                            1,761,407        4,054,545
   *PAZ Corp. SA                                                1,504,162        1,713,657
   *Ripley Corp. SA                                             4,247,424        5,700,745
    Salfacorp SA                                                  472,731        1,826,757
    Sociedad Quimica y Minera de Chile SA Series A                 32,020        2,015,914
    Socovesa SA                                                 4,268,720        3,236,329
    Sonda SA                                                      107,000          307,812
    Soquimic Comercial SA                                         198,000           96,110
    Vina Concha Y Toro SA                                         103,571          259,664
    Vina Concha Y Toro SA Sponsored ADR                             2,846          142,300

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                             Shares        Value++
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA                           57,038,434   $    522,754
                                                                      ------------
TOTAL CHILE                                                            336,828,257
                                                                      ------------

CHINA -- (13.2%)
   *A8 Digital Music Holdings, Ltd.                         498,000        156,205
   #Agile Property Holdings, Ltd.                         8,038,000     13,048,220
  #*Aluminum Corp. of China, Ltd.                            28,000         26,388
  #*Aluminum Corp. of China, Ltd. ADR                       287,695      6,775,217
    AMVIG Holdings, Ltd.                                  4,477,100      3,250,176
   #Angang Steel Co., Ltd.                               12,295,640     15,838,667
    Anhui Tianda Oil Pipe Co., Ltd.                       2,816,412      1,086,110
    Anton Oilfield Services Group                        12,054,527      2,471,090
   #Asia Cement China Holdings Corp.                      4,795,500      3,920,247
    Asian Citrus Holdings, Ltd.                             343,000        391,600
   *AVIC International Holding HK, Ltd.                  12,930,285        683,601
   #Bank of China, Ltd.                                 679,449,331    376,940,711
   #Bank of Communications Co., Ltd.                     71,838,704     76,084,287
    Baoye Group Co., Ltd.                                 1,703,120      1,151,994
   #Beijing Capital International Airport Co., Ltd.      23,011,599     11,362,604
   *Beijing Capital Land, Ltd.                           10,633,060      3,651,377
   *Beijing Development HK, Ltd.                          1,501,000        265,308
    Beijing Enterprises Holdings, Ltd.                    5,811,500     31,063,309
    Beijing Jingkelong Co., Ltd.                            235,000        302,985
   #Beijing North Star Co., Ltd. Series H                 6,426,000      1,575,304
   #Bosideng International Holdings, Ltd.                 6,958,000      2,217,958
   *Brilliance China Automotive Holdings, Ltd.           16,718,000     16,393,203
    BYD Electronic International Co., Ltd.               10,678,136      5,744,268
    C C Land Holdings, Ltd.                               1,907,162        736,010
   *Catic Shenzhen Holdings, Ltd.                         2,394,000      1,107,510
    Central China Real Estate, Ltd.                       5,513,000      1,528,135
    Centron Telecom International Holdings, Ltd.          3,317,600        791,226
   #Chaoda Modern Agriculture Holdings, Ltd.             37,445,412     23,475,084
   #China Aerospace International Holdings, Ltd.         28,732,000      3,486,366
   #China Agri-Industries Holdings, Ltd.                  9,746,000     11,216,237
   #China Aoyuan Property Group, Ltd.                    12,643,000      2,154,944
   #China BlueChemical, Ltd.                              9,710,878      7,913,254
  #*China Chengtong Development Group, Ltd.               4,150,000        267,489
    China Citic Bank Corp., Ltd.                         88,050,716     63,188,308
    China Coal Energy Co., Ltd.                          36,128,000     50,691,575
   #China Communications Construction Co., Ltd.          47,629,327     44,114,363
    China Communications Services Corp., Ltd.            21,118,227     12,937,208
    China Construction Bank Corp.                        77,940,940     73,904,552
  #*China COSCO Holdings Co., Ltd.                        2,551,000      2,457,285
  #*China Dongxiang Group Co., Ltd.                       9,317,127      3,273,124
  #*China Energine International Holdings, Ltd.           6,384,390        502,367
    #China Everbright, Ltd.                              11,517,869     25,489,985
  #*China Grand Forestry Green Resources Group, Ltd.     76,602,000      2,353,995
   #China Green Holdings, Ltd.                            8,283,800      7,044,747
   #China Haidian Holdings, Ltd.                         17,367,108      2,261,153
    China Haisheng Juice Holdings Co., Ltd.                  48,000          6,500
   #China Huiyuan Juice Group, Ltd.                       7,497,483      4,935,129
   #China Merchants Holdings International Co., Ltd.      4,226,334     19,623,760
   *China Mining Resources Group, Ltd.                   36,540,000        701,669
  #*China Minsheng Banking Corp., Ltd. Series H          40,182,500     38,593,965
   #China Molybdenum Co., Ltd.                            1,780,000      1,595,913
    China National Materials Co., Ltd.                      957,000        949,796
    China Nickel Resources Holding Co., Ltd.              5,942,000        951,039
   *China Oil & Gas Group, Ltd.                           8,225,715        890,234
   *China Oriental Group Co., Ltd.                           26,000         10,119
    China Petroleum & Chemical Corp.                     87,408,289     88,104,958
   #China Petroleum & Chemical Corp. ADR                    855,368     86,195,433

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                      Shares        Value++
CHINA -- (Continued)
   #China Pharmaceutical Group, Ltd.                              13,390,000   $  7,965,951
   *China Properties Group, Ltd.                                   6,130,000      1,939,001
   *China Qinfa Group, Ltd.                                          678,000        402,310
    China Railway Construction Corp., Ltd.                        21,168,014     18,767,063
  #*China Rare Earth Holdings, Ltd.                               16,069,000      6,936,820
    China Resources Enterprise, Ltd.                               6,298,000     25,270,092
    China Resources Land, Ltd.                                    12,597,727     21,677,989
   *China Resources Microelectronics, Ltd.                        52,715,000      2,621,244
   *China SCE Property Holdings, Ltd.                                297,000         79,266
   *China Shanshui Cement Group, Ltd.                              1,842,000      2,060,986
  #*China Shipping Container Lines Co., Ltd.                      35,313,700     14,089,788
   #China Shipping Development Co., Ltd.                          12,347,488     13,054,984
   *China South City Holdings, Ltd.                                1,274,462        207,130
    China Starch Holdings, Ltd.                                    4,640,000        335,353
    China State Construction International Holdings, Ltd.            480,000        469,845
   *China Sunshine Paper Holdings Co., Ltd.                          297,000         90,081
   *China Travel International Investment Hong Kong, Ltd.         38,315,631      7,863,654
   #China Unicom Hong Kong, Ltd.                                   2,354,000      4,838,987
   #China Unicom Hong Kong, Ltd. ADR                               6,160,737    126,048,679
   *China Zenith Chemical Group, Ltd.                             20,910,077        420,398
  #*China Zhongwang Holdings, Ltd.                                15,570,554      8,096,498
  #*Chongqing Iron & Steel Co., Ltd.                               5,644,000      1,485,524
    Chongqing Machinery & Electric Co., Ltd.                       8,178,000      2,925,314
   *Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.       854,000        445,662
   *CIMC Enric Holdings, Ltd.                                      1,144,000        443,732
    CITIC Pacific, Ltd.                                           12,139,000     36,289,975
   *CITIC Resources Holdings, Ltd.                                28,380,000      7,035,882
   *Clear Media, Ltd.                                                641,000        391,810
   *Coastal Greenland, Ltd.                                        8,924,000        523,821
    COSCO International Holdings, Ltd.                             9,684,000      6,247,735
   #COSCO Pacific, Ltd.                                           19,032,187     39,408,885
   #Coslight Technology International Group, Ltd.                  1,722,000        852,612
    Country Garden Holdings Co.                                   33,314,146     13,487,128
   *CPMC Holdings, Ltd.                                              577,000        353,545
    Dachan Food Asia, Ltd.                                         2,426,000        572,203
   #Dalian Port (PDA) Co., Ltd.                                   13,326,000      5,232,618
    Dongyue Group Co., Ltd.                                        1,485,000      1,569,817
   #Dynasty Fine Wines Group, Ltd.                                 8,788,600      3,045,276
    Embry Holdings, Ltd.                                             604,000        402,929
   *Fantasia Holdings Group Co., Ltd.                                400,015         67,064
    First Tractor Co., Ltd.                                        2,812,000      3,905,394
    Fosun International, Ltd.                                     10,274,744      8,150,043
   #Franshion Properties China, Ltd.                              29,130,580      9,090,497
    Fushan International Energy Group, Ltd.                       31,982,594     22,408,416
  #*Global Bio-Chem Technology Group Co., Ltd.                    32,688,360      8,023,215
  #*Global Sweeteners Holdings, Ltd.                               4,562,350      1,128,559
   *Glorious Property Holdings, Ltd.                               7,870,000      2,255,525
    Goldbond Group Holdings, Ltd.                                  2,960,000        167,878
  #*Golden Meditech Holdings, Ltd.                                 7,843,679      1,386,249
    Goldlion Holdings, Ltd.                                        1,008,000        435,733
    Great Wall Motor Co., Ltd.                                     8,850,000     15,995,013
   #Great Wall Technology Co., Ltd.                                6,064,035      3,020,602
    Greentown China Holdings, Ltd.                                 6,242,591      6,241,327
  #*Guangshen Railway Co., Ltd.                                      412,000        163,096
   #Guangshen Railway Co., Ltd. Sponsored ADR                        424,432      8,433,464
   #Guangzhou Automobile Group Co., Ltd.                          27,145,572     30,537,140
  #*Guangzhou Investment Co., Ltd.                                63,384,170     13,340,845
    Guangzhou Pharmaceutical Co., Ltd.                             1,888,000      2,139,730
   #Guangzhou R&F Properties Co., Ltd.                            10,621,114     14,464,555
    GZI Transportation, Ltd.                                           1,003            556
    Hainan Meilan International Airport Co., Ltd.                  1,959,000      2,266,412

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                  Shares       Value++
CHINA -- (Continued)
    Harbin Power Equipment Co., Ltd.                          10,763,474   $10,423,427
    Heng Tai Consumables Group, Ltd.                          42,255,998     5,290,385
   #Hidili Industry International Development, Ltd.           11,275,000    11,390,846
  #*HKC Holdings, Ltd.                                        25,687,878     1,310,375
  #*Hong Kong Energy Holdings, Ltd.                              235,959        20,144
  #*Honghua Group, Ltd.                                       13,520,970     1,760,530
  #*Hopson Development Holdings, Ltd.                          8,600,000     8,576,544
   #Hua Han Bio-Pharmaceutical Holdings, Ltd.                  8,959,420     2,789,807
  #*Hunan Non-Ferrous Metal Corp., Ltd.                        8,438,000     3,647,641
   *Huscoke Resources Holdings, Ltd.                           3,770,000       189,501
    Industrial & Commercial Bank of China, Ltd. Series H      22,286,243    18,903,485
   *Inspur International, Ltd.                                25,746,713     1,862,674
   *Jingwei Textile Machinery Co., Ltd.                          612,000       611,300
   #Ju Teng International Holdings, Ltd.                      10,194,249     3,378,749
   *Kai Yuan Holdings, Ltd.                                   49,120,000     1,995,244
  #*Kaisa Group Holdings, Ltd.                                 1,470,632       603,490
   *Kasen International Holdings, Ltd.                         1,906,000       361,127
    Kingboard Chemical Holdings, Ltd.                          6,452,871    35,452,642
    Kingboard Laminates Holdings, Ltd.                         2,026,500     1,796,475
   *Kingway Brewery Holdings, Ltd.                             2,910,000       815,268
    KWG Property Holding, Ltd.                                18,477,000    13,447,843
    Lai Fung Holdings, Ltd.                                   20,127,280       881,469
   *Lijun International Pharmaceutical Holding, Ltd.             690,000       171,658
   #Lingbao Gold Co., Ltd.                                     1,846,000     1,520,212
   *Loudong General Nice Resources China Holdings, Ltd.       10,662,000     1,539,689
   #Maanshan Iron & Steel Co., Ltd.                           25,288,000    13,304,747
   *Media China Corp, Ltd.                                    49,712,500       153,805
   *Metallurgical Corp of China, Ltd. Series H                 4,432,000     1,899,701
    MIN XIN Holdings, Ltd.                                     1,388,000       808,969
   #Mingyuan Medicare Development Co., Ltd.                   17,180,264     1,529,941
  #*Minmetals Land, Ltd.                                      16,601,205     3,001,677
   *Minmetals Resources, Ltd.                                  6,136,000     4,048,118
    Minth Group, Ltd.                                            714,000     1,104,481
   *Nan Hai Corp, Ltd.                                        31,450,000       190,566
    NetDragon Websoft, Inc.                                    1,419,500       914,263
    New World China Land, Ltd.                                15,114,400     5,420,036
   *New World Department Store China, Ltd.                       186,000       162,517
   #Nine Dragons Paper Holdings, Ltd.                          8,156,000     9,351,523
  #*Oriental Ginza Holdings, Ltd.                              1,037,000       117,270
   *Overseas Chinese Town Asia Holdings, Ltd.                      2,000         1,137
   *PetroAsian Energy Holdings, Ltd.                          36,674,084     1,913,850
   #PetroChina Co., Ltd. ADR                                      32,000     4,658,560
  #*Poly Hong Kong Investment, Ltd.                           21,154,488    16,915,949
   *Pou Sheng International Holdings, Ltd.                     5,272,529       815,470
   *Powerlong Real Estate Holdings, Ltd.                         228,000        71,170
   #Prosperity International Holdings HK, Ltd.                16,700,000     1,001,446
    Qin Jia Yuan Media Services Co., Ltd.                      3,391,450       616,997
    Qingling Motors Co., Ltd. Series H                        12,370,000     4,394,041
   *Qunxing Paper Holdings Co., Ltd.                           5,020,071     1,402,679
  #*Real Gold Mining, Ltd.                                       989,000     1,405,781
    Regent Manner International, Ltd.                          1,024,000       369,310
    REXLot Holdings, Ltd.                                     56,006,150     5,700,656
    Samson Holding, Ltd.                                       7,069,452     1,587,069
   *Semiconductor Manufacturing International Corp.          114,773,000    10,292,284
   *Semiconductor Manufacturing International Corp. ADR        1,316,704     5,740,829
    Shandong Chenming Paper Holdings, Ltd. Series H            3,768,818     3,203,674
   *Shandong Molong Petroleum Machinery Co., Ltd.                 44,613        52,065
   *Shandong Xinhua Pharmaceutical Co., Ltd.                   1,010,000       384,853
    Shanghai Forte Land Co., Ltd.                              7,427,898     3,336,178
    Shanghai Industrial Holdings, Ltd.                         8,204,918    32,397,234
  #*Shanghai Industrial Urban Development Group, Ltd.         10,772,000     3,851,177

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   Shares          Value++
CHINA -- (Continued)
   #Shanghai Jin Jiang International Hotels Group Co., Ltd.    13,300,000   $    2,795,927
    Shanghai Prime Machinery Co., Ltd.                          7,772,000        1,703,991
    Shanghai Zendai Property, Ltd.                             18,545,000          669,170
   *Shengli Oil & Gas Pipe Holdings, Ltd.                         472,500           94,293
   #Shenzhen International Holdings, Ltd.                      70,270,000        6,438,601
    Shenzhen Investment, Ltd.                                  26,089,494        8,177,539
   #Shimao Property Holdings, Ltd.                             16,589,035       22,601,932
    Shougang Concord Century Holdings, Ltd.                     7,658,299          771,692
   *Shougang Concord International Enterprises Co., Ltd.       59,142,208        7,869,684
   #Shui On Land, Ltd.                                         37,909,204       16,754,573
   #Silver Grant International Industries, Ltd.                19,684,804        7,502,594
   #SIM Technology Group, Ltd.                                 11,440,000        2,188,886
   *Sino Prosper State Gold Resources Holdings, Ltd.           17,570,000          976,374
    #*Sino Union Energy Investment Group, Ltd.                 33,140,000        2,822,795
    SinoCom Software Group, Ltd.                                1,602,000          179,940
    #*Sinofert Holdings, Ltd.                                  23,408,000        9,711,354
    Sinolink Worldwide Holdings, Ltd.                          16,572,508        1,751,323
    SinoMedia Holding, Ltd.                                     2,467,139          955,959
   #Sino-Ocean Land Holdings, Ltd.                             36,554,877       20,790,426
    Sinopec Kantons Holdings, Ltd.                              8,856,300        4,689,159
   #Sinotrans Shipping, Ltd.                                   13,570,916        4,237,955
    Sinotrans, Ltd.                                            24,608,000        6,016,384
   #Sinotruk Hong Kong, Ltd.                                    7,955,835        6,610,647
   #Skyworth Digital Holdings, Ltd.                            19,262,555       12,404,054
   #Soho China, Ltd.                                           23,819,888       20,598,845
  #*Solargiga Energy Holdings, Ltd.                             2,673,486          886,127
   #SPG Land Holdings, Ltd.                                     3,148,575        1,414,515
   #SRE Group, Ltd.                                            30,094,000        2,719,570
    Sunny Optical Technology Group Co., Ltd.                    3,491,000        1,091,355
    Tak Sing Alliance Holdings, Ltd.                            4,114,391          508,959
    TCC International Holdings, Ltd.                            5,347,056        3,235,393
   #TCL Multimedia Technology Holdings, Ltd.                    7,196,200        2,920,043
   #Tian An China Investments Co., Ltd.                         7,019,000        4,691,897
    Tiangong International Co., Ltd.                            2,199,486        1,994,660
   #Tianjin Port Development Holdings, Ltd.                     1,301,657          302,238
   *Tianneng Power International, Ltd.                          7,656,280        4,044,461
   #Tomson Group, Ltd.                                          2,947,206        1,120,014
   #TPV Technology, Ltd.                                        3,040,496        1,749,432
    Travelsky Technology, Ltd.                                 11,241,000       11,443,615
   *Truly International Holdings, Ltd.                         19,615,500        3,876,584
  #*Uni-President China Holdings, Ltd.                          1,091,000          627,234
  #*Wasion Group Holdings, Ltd.                                 2,469,291        1,295,097
    Weiqiao Textile Co., Ltd.                                   5,499,000        5,004,073
    Wuyi International Pharmaceutical Co., Ltd.                 5,257,500          487,542
    Xiamen International Port Co., Ltd.                         9,670,000        2,057,393
    Xingda International Holdings, Ltd.                         3,386,000        3,894,028
    Xinhua Winshare Publishing & Media Co., Ltd.                4,178,000        2,296,208
   #Xinjiang Xinxin Mining Industry Co., Ltd.                   7,547,000        4,579,275
   #Xiwang Sugar Holdings Co., Ltd.                             9,230,736        2,729,370
    Yip's Chemical Holdings, Ltd.                                 388,000          464,849
  #*Zhejiang Glass Co., Ltd.                                      437,000          139,547
   *Zhong An Real Estate, Ltd.                                  4,370,800          923,824
                                                                            --------------
TOTAL CHINA                                                                  2,202,098,109
                                                                            --------------

CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                                          738           42,336
    Pegas Nonwovens SA                                            131,160        3,623,365
    Telefonica 02 Czech Republic A.S.                             876,264       22,493,377
   *Unipetrol A.S.                                              1,411,781       16,788,796
                                                                            --------------
TOTAL CZECH REPUBLIC                                                            42,947,874
                                                                            --------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       Shares        Value++
    HUNGARY -- (0.9%)
       *Danubius Hotel & Spa NYRT                     136,180   $  2,964,038
        Egis Gyogyszergyar NYRT                        55,527      6,092,530
       *Fotex Holding SE Co., Ltd.                    913,849      2,031,499
      #*MOL Hungarian Oil & Gas P.L.C.                278,733     38,956,027
      #*OTP Bank P.L.C.                             2,633,742     93,504,071
       *PannErgy P.L.C.                               191,208        941,862
       *Tisza Chemical Group P.L.C.                   237,913      4,390,714
                                                                ------------
    TOTAL HUNGARY                                                148,880,741
                                                                ------------

    INDIA -- (8.2%)
        3i Infotech, Ltd.                             713,804        799,705
        Aban Offshore, Ltd.                           169,859      2,436,834
        ABG Shipyard, Ltd.                            244,227      2,074,592
        ACC, Ltd.                                       8,174        205,085
       *Adhunik Metaliks, Ltd.                         96,701        197,418
        Aditya Birla Nuvo, Ltd.                       354,483      6,967,174
        Ajmera Realty & Infra India, Ltd.              70,083        272,738
        Akzo Nobel India, Ltd.                         50,729        956,561
       *Alembic Pharmaceuticals, Ltd.                 619,600        428,108
        Alembic, Ltd.                                 619,600        318,411
       *Allahabad Bank, Ltd.                        1,091,889      5,068,355
        Alok Industries, Ltd.                       3,717,329      2,243,625
        Amara Raja Batteries, Ltd.                     19,579         85,100
        Ambuja Cements, Ltd.                        5,354,209     18,846,225
        Amtek Auto, Ltd.                              789,486      2,871,228
        Anant Raj Industries, Ltd.                    770,220      1,538,315
        Andhra Bank, Ltd.                           1,230,716      3,873,657
        Ansal Properties & Infrastructure, Ltd.       745,994        758,401
        Apollo Hospitals Enterprise, Ltd.             367,830      3,930,904
        Apollo Tyres, Ltd.                          1,676,970      2,635,521
       *Arvind Mills, Ltd.                          1,526,154      2,542,920
       *Ashapura Minechem, Ltd.                         1,026            732
        Ashok Leyland, Ltd.                         6,240,668      7,503,946
        Asian Hotels East, Ltd.                         1,050          7,237
        Asian Hotels, Ltd.                              1,050          5,320
        Aurobindo Pharma, Ltd.                         59,010        260,012
        Axis Bank, Ltd.                               870,741     25,346,536
        Bajaj Finance, Ltd.                            93,720      1,486,450
        Bajaj Hindusthan, Ltd.                        838,582      1,425,766
        Bajaj Holdings & Investment, Ltd.             309,799      5,501,179
        Balkrishna Industries, Ltd.                    22,245         73,191
        Ballarpur Industries, Ltd.                  3,342,396      2,608,655
        Balmer Lawrie & Co., Ltd.                      52,331        703,041
       *Balrampur Chini Mills, Ltd.                 1,820,136      3,064,673
        Bank of Baroda                                797,959     16,493,027
       *Bank of India                               1,492,091     15,451,061
        Bank of Maharashtra, Ltd.                   1,229,116      1,677,881
       *BASF India, Ltd.                                1,928         27,067
        BEML, Ltd.                                    133,202      2,093,413
        Bengal & Assam Co., Ltd.                        9,237         49,070
        Bharati Shipyard, Ltd.                        121,293        447,411
       *Bhushan Steel, Ltd.                           945,780     10,672,657
       *Binani Industries, Ltd.                        10,144         45,108
        Birla Corp., Ltd.                             117,478        933,262
        Bl Kashyap & Sons, Ltd.                       248,676        133,036
        Bombay Rayon Fashions, Ltd.                   393,115      2,581,703
        Brigade Enterprises, Ltd.                      22,619         47,542
       *Cairn India, Ltd.                           3,309,459     26,162,869
       *Canara Bank                                 1,266,616     18,099,362
       *Central Bank of India                       1,637,763      4,994,849
        Century Enka, Ltd.                              1,913          9,299

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           Shares       Value++
INDIA -- (Continued)
    Century Textiles & Industries, Ltd.                   235,288   $ 1,917,585
    Chambal Fertilizers & Chemicals, Ltd.               1,344,619     2,602,769
    City Union Bank, Ltd.                               1,222,291     1,210,677
    Coromandel International, Ltd.                         72,717       543,115
   *Corp. Bank                                            120,084     1,588,787
   *Cranes Software International, Ltd.                   127,339        14,144
   *Dalmia Bharat Enterprises, Ltd.                       159,852       639,914
    Dalmia Cement (Bharat), Ltd.                          130,837        75,392
    DCM Shriram Consolidated, Ltd.                        271,706       272,300
    Deepak Fertilizers & Petrochemicals Corp., Ltd.       424,886     1,634,360
    Dena Bank                                              99,442       234,761
   *Development Credit Bank, Ltd.                       1,868,686     2,509,561
    Dhanalakshmi Bank, Ltd.                                89,845       255,193
    Dishman Pharmaceuticals & Chemicals, Ltd.             111,912       244,811
    DLF, Ltd.                                           3,333,149    16,823,095
    Dredging Corp. of India, Ltd.                          73,436       592,616
    E.I.D.--Parry (India), Ltd.                           714,424     3,804,804
    Edelweiss Capital, Ltd.                               816,890       684,114
   *Educomp Solutions, Ltd.                                61,472       664,378
    Eicher Motors, Ltd.                                    46,001     1,295,186
    EIH, Ltd.                                             872,785     1,697,819
    Elder Pharmaceuticals, Ltd.                            97,715       827,509
    Electrosteel Casings, Ltd.                            714,533       510,406
    Elgi Equipments, Ltd.                                  35,934        70,658
   *Era Infra Engineering, Ltd.                            35,176       150,134
    Escorts, Ltd.                                       1,272,669     3,951,120
   *Ess Dee Aluminium, Ltd.                                 2,372        24,905
   *Essar Shipping Ports & Logistics, Ltd.                866,929     1,944,920
    Essel Propack, Ltd.                                   633,193       690,167
    Everest Kanto Cylinder, Ltd.                          453,796       862,568
    FAG Bearings (India), Ltd.                                500        13,008
    FDC, Ltd.                                             147,256       349,750
    Federal Bank, Ltd.                                  1,487,799    14,189,230
   *Federal-Mogul Goetze (India), Ltd.                      9,195        50,424
    Financial Technologies (India), Ltd.                  101,177     1,977,045
    Finolex Cables, Ltd.                                  583,005       695,461
    Finolex Industries, Ltd.                              695,629     1,621,419
   *Firstsource Solutions, Ltd.                           462,206       202,385
   *Fortis Healthcare India, Ltd.                         305,567     1,073,041
   *Future Capital Holdings, Ltd.                           6,044        20,475
    GAIL India, Ltd.                                      700,109     7,539,619
    Gammon India, Ltd.                                    411,248     1,069,236
   *Ganesh Housing Corp., Ltd.                              1,552         4,958
    Gateway Distriparks, Ltd.                             239,619       661,002
    Geodesic, Ltd.                                        441,579       826,330
   *Geojit BNP Paribas Financial Services, Ltd.            77,686        43,678
   *GIC Housing Finance, Ltd.                              62,647       165,555
    Gitanjali Gems, Ltd.                                  513,757     3,102,859
    Godawari Power & Ispat, Ltd.                           51,305       224,369
    Godfrey Phillips India, Ltd.                              784        36,378
    Graphite India, Ltd.                                  424,678       908,702
    Grasim Industries, Ltd.                                15,142       839,778
    Great Eastern Shipping Co., Ltd.                      942,893     6,079,737
    Great Offshore, Ltd.                                  154,922       965,206
   *GTL Infrastructure, Ltd.                              691,128       564,331
    GTL, Ltd.                                             350,140     3,303,125
    Gujarat Alkalies & Chemicals, Ltd.                    421,803     1,326,332
    Gujarat Fluorochemicals, Ltd.                         222,534     1,863,486
    Gujarat Narmada Valley Fertilizers Co., Ltd.          647,256     1,580,939
   *Gujarat NRE Coke, Ltd.                                334,357       381,602
    Gujarat State Fertilizers & Chemicals, Ltd.           445,889     3,753,613

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          Shares        Value++
 INDIA -- (Continued)
     Gulf Oil Corp., Ltd.                                194,724   $    375,662
     H.E.G., Ltd.                                        136,218        688,582
     HBL Power Systems, Ltd.                             474,970        210,919
     HCL Infosystems, Ltd.                               598,810      1,500,594
     HCL Technologies, Ltd.                               32,705        385,555
    *HeidelbergCement India, Ltd.                        596,458        676,478
     Hexaware Technologies, Ltd.                       2,847,378      4,455,190
     Hikal, Ltd.                                           4,933         34,609
    *Hindalco Industries, Ltd.                        13,050,819     63,739,905
     Hinduja Global Solutions, Ltd.                       65,909        565,641
     Hinduja Ventures, Ltd.                               68,545        425,726
     Hindustan Construction Co., Ltd.                  1,715,107      1,373,313
     Hotel Leelaventure, Ltd.                          1,357,335      1,275,424
    *Housing Development & Infrastructure, Ltd.        1,824,827      6,661,582
    *HSIL, Ltd.                                           28,971        102,135
    *ICICI Bank, Ltd.                                    111,742      2,823,375
    #ICICI Bank, Ltd. Sponsored ADR                    3,332,795    167,972,868
     ICSA (India), Ltd.                                  347,186        910,452
     IDBI Bank, Ltd.                                   2,354,413      7,653,714
    *Idea Cellular, Ltd.                               7,185,282     11,171,946
     IFCI, Ltd.                                        5,616,930      6,608,828
     India Cements, Ltd.                               2,016,703      4,537,515
     India Infoline, Ltd.                              1,801,081      2,944,980
     Indiabulls Financial Services, Ltd.               1,877,333      7,559,693
    *Indiabulls Real Estate, Ltd.                      4,078,238     11,542,862
     Indiabulls Securities, Ltd.                           6,234          2,299
    *Indiabulls Wholesale Services, Ltd.                 509,780        119,907
    *Indian Bank                                         856,433      4,677,654
     Indian Hotels Co., Ltd.                           3,531,468      6,606,903
    *Indian Overseas Bank                              1,372,975      4,742,564
     Indo Rama Synthetics (India), Ltd.                  202,314        304,793
    *IndusInd Bank, Ltd.                               1,092,668      6,437,756
     INEOS ABS India, Ltd.                                28,114        329,965
     Infotech Enterprises, Ltd.                           21,152         77,195
     Infrastructure Development Finance Co., Ltd.      5,751,429     18,937,479
     ING Vysya Bank, Ltd.                                289,910      2,270,951
     Ingersoll-Rand India, Ltd.                           24,852        282,080
     Ipca Laboratories, Ltd.                             212,353      1,460,961
     ISMT, Ltd.                                          365,322        432,790
    *Ispat Industries, Ltd.                            4,828,018      2,475,295
    *IVRCL Assets & Holdings, Ltd.                        89,922        126,752
     IVRCL Infrastructures & Projects, Ltd.            2,864,100      5,140,450
     J.B. Chemicals & Pharmaceuticals, Ltd.              377,474      1,363,074
    *Jai Balaji Industries, Ltd.                          22,991        102,124
     Jaiprakash Associates, Ltd.                       4,755,708      9,995,400
     Jammu & Kashmir Bank, Ltd.                          249,037      4,560,517
     JBF Industries, Ltd.                                 96,294        392,965
    *Jet Airways (India), Ltd.                           244,572      2,648,999
     Jindal Poly Films, Ltd.                             127,847      1,229,504
     Jindal Saw, Ltd.                                  1,180,076      5,356,558
    *Jindal South West Holdings, Ltd.                      7,229        186,443
     JK Cement, Ltd.                                      87,998        253,386
     JK Lakshmi Cement, Ltd.                             290,053        336,133
     JK Tyre & Industries, Ltd.                          158,673        342,060
     JM Financial, Ltd.                                1,129,785        732,013
    *JSL Stainless, Ltd.                                 729,470      1,486,087
    *JSW Energy, Ltd.                                    636,402      1,075,331
     JSW Steel, Ltd.                                   1,091,845     23,457,336
    *Jubilant Industries, Ltd.                            12,130         65,376
     Jubilant Organosys, Ltd.                            277,655      1,128,873
    *Jyoti Structures, Ltd.                               63,049        121,923

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares      Value++
  INDIA -- (Continued)
      K.S.B. Pumps, Ltd.                                   7,582   $   46,326
      Kalpataru Power Transmission, Ltd.                  28,622       82,858
     *Kalyani Investment Co., Ltd.                         8,518      165,958
      Kalyani Steels, Ltd.                                85,188      163,069
      Karnataka Bank, Ltd.                             1,430,391    3,670,394
      Karur Vysya Bank, Ltd.                             294,278    2,721,730
      Karuturi Global, Ltd.                              851,209      255,509
     *KEC International, Ltd.                              1,203        2,328
      Kesoram Industries, Ltd.                           220,086      974,428
     *Kiri Industries, Ltd.                               37,201      201,086
     *Kirloskar Industries, Ltd.                           8,838       67,962
     *Kirloskar Oil Engines, Ltd.                        328,770    1,111,639
      Koutons Retail India, Ltd.                           2,849        2,284
     *KRBL, Ltd.                                          77,904       54,924
      KS Oils, Ltd.                                    1,831,255    1,376,896
     *KSK Energy Ventures, Ltd.                           14,496       37,288
      Lakshmi Machine Works, Ltd.                          4,697      259,891
      Lakshmi Vilas Bank, Ltd.                           331,345      817,752
     *Landmark Property Development Co., Ltd.            201,134       15,203
     *LIC Housing Finance, Ltd.                        1,589,690    7,898,665
      Madhucon Projects, Ltd.                            183,396      448,021
      Madras Cements, Ltd.                               454,723    1,022,849
     *Mahanagar Telephone Nigam, Ltd.                    629,226      686,351
    #*Mahanagar Telephone Nigam, Ltd. ADR                100,249      228,568
      Maharashtra Scooters, Ltd.                           4,450       37,241
      Maharashtra Seamless, Ltd.                         160,799    1,296,710
      Mahindra & Mahindra Financial Services, Ltd.        34,564      570,002
      Mahindra & Mahindra, Ltd.                          491,885    8,396,469
      Mahindra Lifespace Developers, Ltd.                135,781    1,161,331
      Manaksia, Ltd.                                     147,412      274,934
      Maruti Suzuki India, Ltd.                          262,121    7,837,728
      Mastek, Ltd.                                        83,250      220,866
     *MAX India, Ltd.                                     62,495      236,895
      McLeod Russel India, Ltd.                          637,181    3,806,208
      Mercator Lines, Ltd.                             2,223,130    2,060,176
      Merck, Ltd.                                         29,241      417,370
      Monnet Ispat, Ltd.                                 137,672    1,631,019
      Moser Baer (India), Ltd.                         1,473,835    1,479,049
      MRF, Ltd.                                           17,453    2,810,657
      Mukand, Ltd.                                       258,286      279,208
      Nagarjuna Construction Co., Ltd.                 1,637,165    3,800,706
      Nagarjuna Fertilizers & Chemicals, Ltd.          1,893,177    1,360,944
      Nahar Capital & Financial Services, Ltd.            18,955       30,716
      Nahar Spinning Mills, Ltd.                           6,026       14,567
      National Aluminium Co., Ltd.                       619,284    1,300,445
      Nava Bharat Ventures, Ltd.                          19,805      110,003
      NIIT Technologies, Ltd.                            345,417    1,470,235
      NIIT, Ltd.                                       1,099,174    1,397,278
      NOCIL, Ltd.                                        602,199      254,403
      Noida Toll Bridge Co., Ltd.                        880,231      546,852
      OCL India, Ltd.                                     84,049      201,986
     *OMAXE, Ltd.                                        391,067    1,160,811
     *OnMobile Global, Ltd.                               85,687      540,872
     *Orbit Corp., Ltd.                                  745,164      811,394
      Orchid Chemicals & Pharmaceuticals, Ltd.           445,419    3,054,414
      Orient Paper & Industries, Ltd.                    333,560      445,172
     *Oriental Bank of Commerce                          503,129    3,940,527
      Panacea Biotec, Ltd.                                73,892      316,694
     *Parsvnath Developers, Ltd.                       1,159,300    1,144,706
     *Patel Engineering, Ltd.                            157,434      576,266
      Patni Computer Systems, Ltd.                       750,275    7,282,486

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           Shares        Value++
INDIA -- (Continued)
    Patni Computer Systems, Ltd. ADR                       55,441   $  1,061,695
    Peninsula Land, Ltd.                                  224,699        293,444
    Petronet LNG, Ltd.                                  2,943,666      8,801,344
    Piramal Healthcare, Ltd.                              287,689      2,985,957
    Plethico Pharmaceuticals, Ltd.                         35,765        279,557
    Polaris Software Lab, Ltd.                            396,842      1,767,433
    Polyplex Corp., Ltd.                                   97,888        487,416
    Power Finance Corp., Ltd.                             129,000        674,501
   *Prakash Industries, Ltd.                              152,071        293,704
    Prism Cement, Ltd.                                    487,572        619,051
    Provogue India, Ltd.                                  119,777        116,113
    PSL, Ltd.                                             113,833        211,716
    PTC India, Ltd.                                     2,003,406      4,048,713
    Punj Lloyd, Ltd.                                    1,337,730      2,021,034
    Rain Commodities, Ltd.                                216,887        873,707
    Rajesh Exports, Ltd.                                  489,295        952,178
   *Ranbaxy Laboratories, Ltd.                            364,451      3,765,011
   *Raymond, Ltd.                                         340,181      2,714,398
    REI Agro, Ltd.                                      3,175,410      1,903,708
    Rei Six Ten Retail, Ltd.                              439,400        453,722
   *Reliance Broadcast Network, Ltd.                       20,606         36,653
    Reliance Capital, Ltd.                                988,201     12,605,609
    Reliance Communications, Ltd.                       5,398,403     12,204,225
    Reliance Industries, Ltd.                          10,494,511    232,944,520
   *Reliance MediaWorks, Ltd.                             109,133        387,050
   *Reliance Power, Ltd.                                5,484,714     16,165,785
   *Resurgere Mines & Minerals India, Ltd.              4,231,830         63,009
    Rolta India, Ltd.                                   1,402,924      4,401,639
    Ruchi Soya Industries, Ltd.                         1,329,466      3,101,075
   *Rural Electrification Corp., Ltd.                     897,917      4,854,945
   *S.Kumars Nationwide, Ltd.                           1,242,979      1,915,107
    Sanghvi Movers, Ltd.                                    6,290         17,339
    SEAMEC, Ltd.                                           44,396        112,170
    Sesa Goa, Ltd.                                        159,932      1,137,088
    Shipping Corp. of India, Ltd.                         415,641      1,043,190
    Shiv-Vani Oil & Gas Exploration Services, Ltd.        115,578        785,796
   *Shree Renuka Sugars, Ltd.                             171,097        272,619
    Simplex Infrastructures, Ltd.                           1,570         11,774
   *Sintex Industries, Ltd.                               294,753      1,156,846
    SKF India, Ltd.                                        12,150        175,070
    Sobha Developers, Ltd.                                281,001      1,821,191
    Sona Koyo Steering Systems, Ltd.                       64,698         27,208
    South Indian Bank, Ltd.                             7,972,547      4,102,428
    SPML Infra, Ltd.                                          372          1,390
    SREI Infrastructure Finance, Ltd.                   1,473,919      1,719,524
    SRF, Ltd.                                             266,306      2,018,900
   *State Bank of Bikaner & Jaipur                            956         11,906
   *State Bank of India                                   612,959     38,965,359
   *State Bank of India Sponsored GDR                       5,732        786,560
    Steel Authority of India, Ltd.                      3,684,219     13,365,856
    Sterling Biotech, Ltd.                                643,372      1,345,534
   #Sterlite Industries (India), Ltd. ADR               1,641,061     26,831,347
    Sterlite Industries (India), Ltd. Series A          5,746,256     23,594,796
    Sterlite Technologies, Ltd.                           447,261        621,923
    Strides Arcolab, Ltd.                                  64,603        564,745
    Sundaram Finance, Ltd.                                  4,276         50,821
    Sundram Fastners, Ltd.                                 55,097         74,786
   *Suzlon Energy, Ltd.                                 4,259,821      5,122,800
    Syndicate Bank                                      1,449,584      3,836,544
    Tamilnadu Newsprint & Papers, Ltd.                     55,083        174,657
    Tanla Solutions, Ltd.                                 363,600        136,733

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      Shares          Value++
  INDIA -- (Continued)
      Tata Chemicals, Ltd.                           926,731   $    7,887,175
    #*Tata Communications, Ltd. ADR                   22,320          242,172
      Tata Investment Corp., Ltd.                     59,975          718,765
      Tata Steel, Ltd.                             3,038,656       42,342,568
      Tata Tea, Ltd.                               3,716,542        8,482,278
     *TCI Developers, Ltd.                             3,427           18,736
     *Teledata Marine Solutions, Ltd.                267,258          207,024
      Time Technoplast, Ltd.                         498,379          612,901
      Titagarh Wagons, Ltd.                           80,674          687,993
      Transport Corp of India, Ltd.                   68,548          148,556
      Trent, Ltd.                                     14,497          327,744
     *Trent, Ltd. Series A                             3,220           67,728
     *Trent, Ltd. Series B                             3,220           64,163
      Triveni Engineering & Industries, Ltd.         240,000          565,954
      Tube Investments of India                      642,055        2,051,676
      UCO Bank                                     1,406,710        3,327,678
      Uflex, Ltd.                                    394,208        1,811,602
      Unichem Laboratories, Ltd.                     199,000          869,230
      Union Bank of India                            797,003        5,773,918
      Unitech, Ltd.                                8,299,857        6,959,472
      United Phosphorus, Ltd.                        713,355        2,452,946
      Unity Infraprojects, Ltd.                      214,696          325,727
      Usha Martin, Ltd.                            1,181,750        1,741,591
     *UTV Software Communications, Ltd.               11,056          162,002
     *Vardhman Special Steets, Ltd.                   19,609            9,313
      Vardhman Textiles, Ltd.                         98,045          626,233
      Varun Shipping Co., Ltd.                       333,864          220,628
     *Videocon Industries, Ltd.                      782,287        3,500,481
     *Videsh Sanchar Nigam, Ltd.                     791,222        4,253,757
      Vijaya Bank                                  1,100,097        2,070,533
     *Voltamp Transformers, Ltd.                      10,555          133,623
      Walchandnagar Industries, Ltd.                 109,118          338,512
      Welspun Corp., Ltd.                            326,537        1,419,577
     *Wockhardt, Ltd.                                119,402          923,513
      Zee Entertainment Enterprises, Ltd.          2,376,542        7,232,144
     *Zee Learn, Ltd.                                297,068          152,851
      Zuari Industries, Ltd.                         127,958        1,989,322
      Zylog Systems, Ltd.                             26,158          245,440
                                                               --------------
  TOTAL INDIA...................................                1,374,630,281
                                                               --------------

  INDONESIA -- (3.1%)...........................
     *PT Adhi Karya Tbk                            2,130,617          204,463
     *PT Agis Tbk                                  2,012,000           27,282
      PT AKR Corporindo Tbk                       20,492,400        4,096,627
      PT Aneka Tambang Tbk                        61,732,500       16,462,355
      PT Asahimas Flat Glass Tbk                   5,277,000        4,041,670
      PT Astra Graphia Tbk                           148,500           14,417
      PT Astra International Tbk                     586,696        3,855,970
     *PT Bakrie & Brothers Tbk                   919,158,250        7,209,813
      PT Bakrie Sumatera Plantations Tbk         110,590,500        5,060,281
     *PT Bakrie Telecom Tbk                      279,478,500       12,591,822
      PT Bakrieland Development Tbk              378,287,020        6,382,434
      PT Bank Bukopin Tbk                         33,061,333        2,780,808
      PT Bank Danamon Indonesia Tbk               17,787,329       12,913,398
      PT Bank Mandiri Tbk                         17,897,431       14,968,959
     *PT Bank Negara Indonesia Persero Tbk        73,167,255       34,662,858
     *PT Bank Pan Indonesia Tbk                  150,362,201       20,053,483
     *PT Bank Permata Tbk                            297,000           60,796
     *PT Bank Tabungan Negara Tbk                  5,487,362        1,097,921
     *PT Barito Pacific Tbk                       11,154,000        1,382,391
     *PT Berlian Laju Tanker Tbk                 128,161,466        5,847,779

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   Shares        Value++
INDONESIA -- (Continued)
   *PT Bhakti Investama Tbk                                   242,272,700   $  4,761,901
    PT Budi Acid Jaya Tbk                                      14,289,000        392,001
    PT Bumi Resources Tbk                                     280,320,500    112,640,639
   *PT Central Proteinaprima Tbk                              178,071,500      1,102,031
    PT Charoen Pokphand Indonesia Tbk                          77,638,830     17,523,399
   *PT Ciputra Development Tbk                                 83,963,500      3,835,043
   *PT Ciputra Surya Tbk                                       16,227,000      1,160,672
    PT Clipan Finance Indonesia Tbk                             4,065,000        361,392
   *PT Darma Henwa Tbk                                        139,757,942      1,410,721
   *PT Davomas Adabi Tbk                                      139,739,500      1,340,204
    PT Dynaplast Tbk                                            3,040,000      1,242,410
    PT Elnusa Tbk                                              32,023,000      1,108,204
   *PT Energi Mega Persada Tbk                                341,259,782      6,283,133
    PT Ever Shine Textile Tbk                                  19,342,215        248,440
    PT Gajah Tunggal Tbk                                       12,901,500      3,516,632
    PT Global Mediacom Tbk                                     95,929,500      8,419,344
    PT Gozco Plantations Tbk                                   21,877,500      1,024,045
   *PT Great River International Tbk                            1,788,000             --
    PT Gudang Garam Tbk                                         6,628,500     31,487,178
   *PT Hero Supermarket Tbk                                       220,000        136,151
   *PT Indah Kiat Pulp & Paper Corp. Tbk                       28,810,000      5,426,341
    PT Indika Energy Tbk                                       16,849,000      7,992,766
    PT Indofood Sukses Makmur Tbk                              31,852,000     20,672,280
   *PT Indo-Rama Synthetics Tbk                                     4,500          2,029
    PT International Nickel Indonesia Tbk                      39,701,500     23,156,533
   *PT Intiland Development Tbk                                 2,521,000        107,529
    PT Japfa Comfeed Indonesia Tbk                              4,353,250      1,859,360
    PT Jaya Real Property Tbk                                  25,528,000      3,666,446
   *PT Kawasan Industri Jababeka Tbk                          183,569,000      2,793,383
    PT Lautan Luas Tbk                                          2,102,000        196,680
    PT Lippo Karawaci Tbk                                     237,688,437     21,659,888
    PT Matahari Putra Prima Tbk                                35,387,900      5,745,754
    PT Mayorah Indah Tbk                                        8,757,572     11,269,062
    PT Medco Energi Internasional Tbk                          26,056,500      8,397,386
    PT Media Nusantara Citra Tbk                               25,176,594      2,595,748
   *PT Mitra Adiperkasa Tbk                                     3,144,000      1,204,382
   *PT Mitra International Resources Tbk                       38,631,660        836,489
   *PT Pabrik Kertas Tjiwi Kimia Tbk                              157,500         50,180
   *PT Panasia Indosyntec Tbk                                     403,200         10,311
   *PT Panin Financial Tbk                                    183,439,000      4,142,999
   *PT Panin Insurance Tbk                                     30,688,500      2,010,688
    PT Perusahaan Perkebunan London Sumatra Indonesia Tbk      24,575,884      7,049,253
    PT Ramayana Lestari Sentosa Tbk                            14,084,000      1,203,547
    PT Sampoerna Agro Tbk                                       6,880,441      2,718,170
   *PT Samudera Indonesia Tbk                                     415,500        190,123
    PT Selamat Sempurna Tbk                                    15,274,000      2,089,704
   *PT Sentul City Tbk                                        123,241,000      1,528,165
    PT Sinar Mas Agro Resources & Technology Tbk                8,067,900      5,099,196
    PT Sorini Agro Asia Corporindo Tbk                          7,837,000      3,172,334
    PT Summarecon Agung Tbk                                    41,668,857      6,141,221
   *PT Sunson Textile Manufacturer Tbk                          6,012,000        172,058
   *PT Surya Dumai Industri Tbk                                 5,145,000             --
    PT Surya Toto Indonesia Tbk                                    46,400        195,049
   *PT Suryainti Permata Tbk                                   17,378,000        180,598
   *PT Tiga Pilar Sejahtera Food Tbk                            2,590,722        226,877
    PT Tigaraksa Satria Tbk                                       165,200         14,468
    PT Timah Tbk                                               11,409,400      3,850,096
    PT Trimegah Sec Tbk                                        34,298,000        424,566
   *PT Truba Alam Manunggal Engineering Tbk                   129,244,500        939,889
    PT Tunas Baru Lampung Tbk                                     927,500         52,182
    PT Tunas Ridean Tbk                                        42,848,500      2,854,516

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         Shares        Value++
 INDONESIA -- (Continued)
    *PT Ultrajaya Milk Industry & Trading Co. Tbk    13,717,500   $  2,208,207
     PT Unggul Indah Cahaya Tbk                         371,435         75,033
     PT Wijaya Karya Tbk                             18,291,002      1,435,499
                                                                  ------------
 TOTAL INDONESIA                                                   517,326,052
                                                                  ------------

 ISRAEL -- (0.0%)
    *Bank of Jerusalem, Ltd.                             18,282         31,497
     Delta-Galil Industries, Ltd.                            --              4
    *Elron Electronic Industries, Ltd.                        1              4
    *Feuchtwanger Investments, Ltd.                      10,500             37
    *Israel Steel Mills, Ltd.                            97,000          1,119
    *Kardan Israel, Ltd.                                     --              1
    *Knafaim Arkia Holdings, Ltd.                        69,163        471,625
    *Koor Industries, Ltd.                                    1             21
     Liberty Properties, Ltd.                             2,533         30,499
    *Makhteshim-Agan Industries, Ltd.                         1              3
     Mivtach Shamir Holdings, Ltd.                       41,934      1,400,591
    *Naphtha Israel Petroleum Corp., Ltd.                    --              1
                                                                  ------------
 TOTAL ISRAEL                                                        1,935,402
                                                                  ------------

 MALAYSIA -- (3.0%)
    *A&M Realty Berhad                                  603,400        100,714
    *Adventa Berhad                                      96,000         73,046
    *Aeon Co. Berhad                                     37,500         75,302
     Affin Holdings Berhad                            9,611,900     11,368,620
    *Airasia Berhad                                  11,014,200     10,695,384
    *Alam Maritim Resources Berhad                    2,075,700        791,688
     Alliance Financial Group Berhad                 12,024,200     12,634,709
    *Amcorp Properties Berhad                           927,567        186,036
     AMMB Holdings Berhad                            21,831,262     47,078,211
     Ann Joo Resources Berhad                         2,857,200      2,798,362
     APM Automotive Holdings Berhad                   1,193,500      1,990,863
     Apollo Food Holdings Berhad                        109,000        112,295
    *Asas Dunia Berhad                                  252,800         83,276
    *Asia Pacific Land Berhad                         5,644,300        782,176
    *Axiata Group Berhad                              1,074,850      1,780,421
     Bandar Raya Developments Berhad                  4,102,200      2,980,138
     Batu Kawan Berhad                                2,242,250     11,598,891
     Berjaya Assets Berhad                               66,200         25,984
     Berjaya Corp. Berhad                            24,397,980      9,407,873
     Berjaya Land Berhad                             13,220,000      5,175,863
    *Berjaya Media Berhad                               299,800         56,510
    *Berjaya Retail Berhad                            1,775,788        386,693
     Bimb Holdings Berhad                             2,320,600      1,240,809
     Bina Darulaman Berhad                               57,800         24,109
     Bolton Berhad                                    1,288,000        491,411
     Boustead Holdings Berhad                         4,738,580      9,266,066
     Cahya Mata Sarawak Berhad                        1,786,600      1,359,011
     Chemical Co. of Malaysia Berhad                    311,000        184,681
     Chin Teck Plantations Berhad                       304,700        896,134
    *Coastal Contracts Berhad                           651,900        786,255
     CSC Steel Holdings Berhad                        2,041,800      1,200,477
     Cycle & Carriage Bintang Berhad                    241,300        368,457
    *Datuk Keramik Holdings Berhad                      127,000             --
     Dijaya Corp. Berhad                                714,500        275,121
     DRB-Hicom Berhad                                10,607,100      7,924,419
     Eastern & Oriental Berhad                        9,016,015      4,333,118
     Eastern Pacific Industrial Corp. Berhad            497,700        403,158
     ECM Libra Avenue Berhad                          7,178,982      2,209,694
    *EON Capital Berhad                               3,626,007      8,850,787
     Esso Malaysia Berhad                             1,081,500      1,542,396

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         Shares       Value++
   MALAYSIA -- (Continued)
       Evergreen Fibreboard Berhad                    2,872,026   $ 1,261,312
      *Faber Group Berhad                               765,900       574,435
       Far East Holdings Berhad                         388,800       966,976
      *Fountain View Development Berhad               2,573,200            --
       Genting Malaysia Berhad                        4,136,100     5,147,301
       Genting Plantations Berhad                       356,800       964,340
       Glomac Berhad                                  1,706,800     1,072,894
      *Gold IS Berhad                                 3,016,125     1,841,723
      *Green Packet Berhad                            1,037,400       222,600
       GuocoLand (Malaysia) Berhad                    1,200,900       490,988
       Hap Seng Consolidated Berhad                   2,467,200     4,832,106
       Hap Seng Plantations Holdings Berhad           2,139,200     2,058,535
       Hong Leong Financial Group Berhad              1,841,351     6,384,237
       Hong Leong Industries Berhad                   1,838,700     2,370,155
       Hubline Berhad                                 5,998,300       283,587
       Hunza Properties Berhad                        1,033,300       554,934
       Hwang-DBS (Malaysia) Berhad                      908,700       754,253
       IGB Corp. Berhad                              11,721,990     8,435,594
       IJM Corp. Berhad                              15,041,880    31,501,808
       IJM Land Berhad                                3,923,300     3,730,781
      *IJM Plantations Berhad                            95,000        95,351
      *Insas Berhad                                   4,573,808       826,870
      *Integrax Berhad                                  894,000       528,650
      *Jaks Resources Berhad                          3,438,000       768,528
       Jaya Tiasa Holdings Berhad                     1,202,235     2,547,755
       Jerneh Asia Berhad                               788,120       825,222
       K & N Kenanga Holdings Berhad                  2,228,500       609,539
      *Karambunai Corp. Berhad                       15,984,300     1,211,772
       Keck Seng (Malaysia) Berhad                    2,517,800     3,537,662
       Kian Joo Can Factory Berhad                    3,646,780     2,867,332
      *KIG Glass Industrial Berhad                      260,000         2,633
       Kim Loong Resources Berhad                       324,800       242,679
       Kinsteel Berhad                                7,509,500     2,182,117
       KLCC Property Holdings Berhad                  6,585,600     7,318,041
       KNM Group Berhad                               9,092,425     8,083,419
      *Knusford Berhad                                   73,800        43,433
       KPJ Healthcare Berhad                             87,550       121,313
       KrisAssets Holdings Berhad                       250,377       371,593
       KSL Holdings Berhad                              443,466       263,783
       Kub Malaysia Berhad                            5,214,000     1,385,763
       Kulim Malaysia Berhad                          9,703,300    10,489,338
      *Kumpulan Fima Berhad                           1,338,300       700,726
      *Kumpulan Hartanah Selangor Berhad                277,000        33,152
       Kumpulan Perangsang Selangor Berhad            1,463,700       593,363
      *Kurnia Asia Berhad                                23,600         3,189
       Kwantas Corp. Berhad                             246,000       187,650
       Landmarks Berhad                               4,118,808     2,131,385
       Leader Universal Holdings Berhad               5,376,733     1,564,761
      *Lingui Development Berhad                      1,007,014       628,069
      *Lion Corp. Berhad                              7,984,307       768,638
       Lion Diversified Holdings Berhad               5,448,100       819,492
       Lion Forest Industries Berhad                    204,800       112,232
       Lion Industries Corp. Berhad                   7,446,081     4,256,578
      *Mah Sing Group Berhad                             50,200        43,903
      *Malayan United Industries Berhad (6556756)     1,526,067       111,030
      *Malayan United Industries Berhad (B4TWFT8)       200,244        11,831
      *Malaysia Airports Holdings Berhad                161,600       337,032
       Malaysia Building Society Berhad                 372,808       321,406
      *Malaysian Airlines System Berhad                  89,700        55,227
       Malaysian Bulk Carriers Berhad                 1,545,525     1,358,160
       Malaysian Resources Corp. Berhad                  75,000        54,052

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             Shares       Value++
MALAYSIA -- (Continued)
    MBM Resources Berhad                                    805,033   $   805,247
    Media Prima Berhad                                       33,500        29,734
    Mega First Corp. Berhad                               1,101,700       636,937
   *Merge Housing Berhad                                     24,062         4,309
    Metro Kajang Holdings Berhad                            780,008       434,512
   *Metroplex Berhad                                        817,000            --
    MISC Berhad                                           1,210,021     3,190,093
   *MK Land Holdings Berhad                              10,344,500     1,364,089
    MMC Corp. Berhad                                     10,923,480     9,904,027
   *MNRB Holdings Berhad                                  1,150,800     1,029,994
    Muhibbah Engineering Berhad                           4,845,400     2,625,757
   *MUI Properties Berhad                                   139,700         7,122
   *Mulpha International Berhad                          31,821,100     5,701,716
    MWE Holdings Berhad                                     270,000       122,151
    Naim Holdings Berhad                                  1,531,500     1,449,202
    NCB Holdings Berhad                                   2,447,800     3,090,402
    Negri Sembilan Oil Palms Berhad                         167,600       303,490
    NV Multi Corp. Berhad                                   165,700        17,062
    Oriental Holdings Berhad                              3,653,779     6,377,552
    Oriental Interest Berhad                                139,100        59,657
    OSK Holdings Berhad                                   6,628,447     3,896,485
   *OSK Ventures International Berhad                       639,897        82,088
    P.I.E. Industrial Berhad                                323,600       465,618
    Pacific & Orient Berhad                                 283,730        79,537
    Panasonic Manufacturing Malaysia Berhad                 383,380     2,940,940
   *Paracorp Berhad                                         252,000           851
    Paramount Corp. Berhad                                  250,000       477,943
    PBA Holdings Berhad                                   1,502,500       502,731
    Pelikan International Corp. Berhad                    4,130,320     1,578,372
   *Perisai Petroleum Teknologi Berhad                      831,300       227,742
   *Permaju Industries Berhad                             1,000,000       132,489
   *Perwaja Holdings Berhad                                  31,200         9,551
    Petronas Dagangan Berhad                                164,200       858,703
    PJ Development Holdings Berhad                        2,768,800       724,778
    POS Malaysia Berhad                                   2,274,517     2,482,796
    PPB Group Berhad                                      6,822,366    39,137,776
   *Press Metal Berhad                                    1,469,700     1,271,405
   *Prime Utilities Berhad                                   39,000         1,185
    Protasco Berhad                                         282,200       108,725
    Proton Holdings Berhad                                3,786,000     4,415,011
   *Pulai Springs Berhad                                    132,500        20,130
    QSR Brands Berhad                                        56,800       107,204
   *Ramunia Holdings Berhad                               2,434,736       539,067
    Ranhill Berhad                                        3,924,800       981,133
    RCE Capital Berhad                                    3,770,000       656,379
    RHB Capital Berhad                                    5,561,200    16,657,135
    Salcon Berhad                                           574,000       116,334
    Sarawak Oil Palms Berhad                                445,020       523,916
    Scientex, Inc. Berhad                                   938,848       807,770
   *Scomi Group Berhad                                   13,805,400     1,447,569
   *Scomi Marine Berhad                                     709,000       134,370
    Selangor Dredging Berhad                              1,312,700       349,796
   *Selangor Properties Berhad                               13,800        19,203
    Shangri-La Hotels (Malaysia) Berhad                     738,000       668,284
    Shell Refining Co. Federation of Malaysia Berhad        217,100       799,332
    SHL Consolidated Berhad                               1,008,700       477,958
   *Sino Hua-An International Berhad                      4,008,700       474,261
    Subur Tiasa Holdings Berhad                             490,530       498,391
    Sunway City Berhad                                    3,598,800     5,883,455
    Sunway Holdings Berhad                                4,099,100     3,407,332
    Suria Capital Holdings Berhad                           645,500       449,199

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                             Shares        Value++
MALAYSIA -- (Continued)
    Ta Ann Holdings Berhad                                                  262,960   $    577,252
    TA Enterprise Berhad                                                 16,478,800      4,206,084
    TA Global Berhad (B3X17H6)                                            8,465,880      1,115,262
   *TA Global Berhad (B4LM6X7)                                            8,465,880        958,756
    TAHPS Group Berhad                                                       27,000         43,137
   *Talam Corp. Berhad                                                   17,833,050        542,419
    Tan Chong Motor Holdings Berhad                                       4,689,700      7,419,212
   *Tanjung Offshore Berhad                                                 270,200        108,656
    TDM Berhad                                                            1,498,100      1,514,374
   *Tebrau Teguh Berhad                                                   5,320,066      1,394,577
   *TH Plantations Berhad                                                    39,200         27,528
   *Time Dotcom Berhad                                                   16,781,400      5,141,972
    Tiong Nam Transport Holdings Berhad                                     113,500         36,363
    Tradewinds (Malaysia) Berhad                                          1,282,900      3,518,798
   *Tradewinds Corp. Berhad                                               5,394,700      1,750,471
   *TSH Resources Berhad                                                    171,600        157,789
    UAC Berhad                                                               77,398         86,411
   *UEM Land Holdings Berhad                                              5,443,745      4,951,870
    UMW Holdings Berhad                                                   2,059,686      4,886,939
    Unico-Desa Plantations Berhad                                         4,240,828      1,475,618
    Unisem (Malaysia) Berhad                                              3,974,400      2,500,966
    United Malacca Rubber Estates Berhad                                    872,900      2,069,367
    United Plantations Berhad                                               617,400      3,751,413
    VS Industry Berhad                                                    1,337,193        858,646
    Wah Seong Corp. Berhad                                                1,677,511      1,264,406
    WCT Berhad                                                            1,238,700      1,273,389
    Wing Tai Malaysia Berhad                                              1,861,100      1,093,023
    WTK Holdings Berhad                                                   4,386,550      2,911,036
    Yeo Hiap Seng Malaysia Berhad                                           335,520        193,215
    YTL Cement Berhad                                                        28,000         46,424
    YTL Corp. Berhad                                                     35,370,530     19,843,547
    Yu Neh Huat Berhad                                                    5,024,459      3,394,950
   *Zelan Berhad                                                          6,765,900      1,144,330
                                                                                      ------------
TOTAL MALAYSIA                                                                         505,226,583
                                                                                      ------------

MEXICO -- (5.1%)
  #*Alfa S.A.B. de C.V. Series A                                          4,088,867     60,773,400
    Alsea de Mexico S.A.B. de C.V.                                        2,295,900      2,610,677
  #*Axtel S.A.B. de C.V.                                                  5,663,540      3,315,953
   *Bio Pappel S.A.B. de C.V.                                                52,920         50,568
   #Bolsa Mexicana de Valores S.A. de C.V.                                2,328,588      4,992,273
  #*Carso Infraestructura y Construccion S.A.B. de C.V.                     141,050         94,714
  #*Cemex S.A.B. de C.V. Sponsored ADR                                   12,041,259    104,518,131
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                            271,924     21,691,377
   #Consorcio ARA S.A.B. de C.V.                                         10,672,300      6,313,434
  #*Controladora Comercial Mexicana S.A.B. de C.V. Series B                 912,964      1,590,115
  #*Corporacion GEO S.A.B. de C.V. Series B                               5,771,482     17,031,129
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B     1,561,686        881,795
  #*Desarrolladora Homex S.A.B. de C.V.                                   1,653,700      7,770,237
  #*Desarrolladora Homex S.A.B. de C.V. ADR                                 115,455      3,259,295
   *Dine S.A.B. de C.V.                                                   1,028,367        459,615
    El Puerto de Liverpool S.A.B. de C.V.                                   328,600      2,483,404
    El Puerto de Liverpool S.A.B. de C.V. Series 1                           20,000        154,625
   #Embotelladora Arca S.A.B. de C.V.                                     3,256,100     19,771,310
   *Empaques Ponderosa S.A. de C.V. Series B                                 90,000          7,036
  #*Empresas ICA S.A.B. de C.V.                                           2,999,272      7,399,370
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR                             1,118,155     11,036,190
    Fomento Economico Mexicano S.A.B. de C.V. Series B & D                1,465,100      9,213,113
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR               1,819,711    114,459,822
   *Gruma S.A.B. de C.V. ADR                                                 15,222        121,472
   *Gruma S.A.B. de C.V. Series B                                         2,674,666      5,357,836

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                     Shares        Value++
MEXICO -- (Continued)
   #Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.            707,880   $  1,478,888
   #Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR         41,146        691,253
  #*Grupo Aeroportuario del Pacifico S.A.B. de C.V.                 650,300      2,703,628
   #Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR             629,889     26,272,670
    Grupo Aeroportuario del Sureste S.A.B. de C.V.                  749,307      4,437,247
   #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR              221,543     13,106,484
   #Grupo Carso S.A.B. de C.V. Series A-1                        10,188,893     39,581,234
  #*Grupo Cementos de Chihuahua S.A.B. de C.V.                    2,799,892     10,215,300
  #*Grupo Famsa S.A.B. de C.V.                                    1,918,478      3,868,054
   #Grupo Financiero Banorte S.A.B. de C.V.                      10,931,710     54,602,997
   #Grupo Financiero Inbursa S.A.B. de C.V. Series O              8,299,483     43,437,881
    Grupo Gigante S.A.B. de C.V. Series B                           471,076        920,734
    Grupo Industrial Maseca S.A.B. de C.V. Series B               2,726,900      3,280,798
   *Grupo Industrial Saltillo S.A.B. de C.V.                      1,332,569      1,759,518
    Grupo Kuo S.A.B. de C.V. Series B                             2,038,967      3,719,547
    Grupo Mexico S.A.B. de C.V. Series B                         24,866,224     86,100,896
    Grupo Posadas S.A. de C.V. Series L                             356,000        417,488
   *Grupo Qumma S.A. de C.V. Series B                                 5,301             83
  #*Grupo Simec S.A. de C.V.                                      1,389,600      3,965,388
  #*Grupo Simec S.A. de C.V. Sponsored ADR                           19,072        162,684
   #Industrias Bachoco S.A.B. de C.V. Series B                      894,410      2,121,094
  #*Industrias CH S.A.B. de C.V. Series B                         2,810,192     11,136,579
    Industrias Penoles S.A.B. de C.V.                                63,271      2,462,313
  #*Inmuebles Carso S.A.B. de C.V.                               10,188,893     11,488,471
   *Maxcom Telecomunicaciones S.A.B. de C.V.                        400,181        183,201
   *Megacable Holdings S.A.B. de C.V.                                39,994         92,970
  #*Minera Frisco S.A.B. de C.V.                                 10,188,893     43,882,773
   #Organizacion Soriana S.A.B. de C.V. Series B                 14,451,500     49,599,865
    Qualitas Cia de Seguros S.A. de C.V.                          2,048,200      1,868,195
  #*Sare Holding S.A.B. de C.V.                                   3,301,100        891,825
   *Savia S.A. de C.V.                                            3,457,285        240,262
  #*Urbi Desarrollos Urbanos S.A.B. de C.V.                       6,700,450     16,006,530
   *Vitro S.A.B. de C.V.                                          1,547,058      1,894,900
                                                                              ------------
TOTAL MEXICO...................................................                847,948,641
                                                                              ------------

PHILIPPINES -- (0.7%)
    A. Soriano Corp.                                             20,195,000      1,617,957
    Alaska Milk Corp.                                             7,874,000      2,362,014
    Alsons Consolidated Resources, Inc.                          16,904,000        549,954
    Ayala Corp. Series A                                             84,700        774,761
    Banco de Oro Unibank, Inc.                                    7,506,120      9,534,144
    Cebu Holdings, Inc.                                           7,590,250        420,740
    China Banking Corp.                                               9,675         95,970
   *Digital Telecommunications Phils., Inc.                      52,050,000      1,912,545
    DMCI Holdings, Inc.                                           7,029,360      7,256,736
   *Empire East Land Holdings, Inc.                              37,000,000        605,860
   *Export & Industry Bank, Inc.                                     14,950             91
    Filinvest Land, Inc.                                        168,982,031      5,022,461
   *Filipina Water Bottling Corp.                                 5,471,786             --
    First Philippines Holdings Corp.                              3,810,100      5,892,288
   *JG Summit Holdings, Inc.                                         33,600         19,880
   *Lopez Holdings Corp.                                         25,974,100      3,894,780
    Macroasia Corp.                                               1,418,000        101,064
    Megaworld Corp.                                             169,933,600      9,278,182
   *Metro Bank & Trust Co.                                        9,336,217     14,982,015
   *Mondragon International Philippines, Inc.                     2,464,000             --
   *Philippine National Bank                                      3,866,918      5,796,768
   *Philippine National Construction Corp.                          398,900         45,658
   *Philippine Realty & Holdings Corp.                            4,822,000         72,235
    Philippine Savings Bank                                       1,232,313      1,821,307
   *Philippine Townships, Inc.                                      226,200         25,098

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       Shares        Value++
    PHILIPPINES -- (Continued)
        Phinma Corp.                                2,550,498   $    745,306
       *Prime Media Holdings, Inc.                    330,000         15,025
       *Prime Orion Philippines, Inc.              10,310,000        132,718
        Rizal Commercial Banking Corp.              4,481,648      2,935,118
        Robinson's Land Corp. Series B             26,992,750      8,409,968
        Security Bank Corp.                         2,172,820      5,059,281
        Shang Properties, Inc.                        614,285         26,093
        SM Development Corp.                       42,477,329      9,003,129
       *Solid Group, Inc.                           9,532,000        290,016
        Union Bank of Philippines                   2,575,894      3,673,208
        Universal Robina Corp.                     16,503,345     14,396,880
        Vista Land & Lifescapes, Inc.              45,259,868      3,347,320
                                                                ------------
    TOTAL PHILIPPINES.............................               120,116,570
                                                                ------------

    POLAND -- (2.0%)..............................
        Agora SA                                      559,848      5,382,273
       *Amica Wronki SA                                36,320        637,864
        Asseco Poland SA                              703,166     14,068,103
       *ATM SA                                          9,205         43,317
        Bank Handlowy w Warszawie SA                   43,592      1,641,726
       *Bank Millennium SA                          7,266,205     14,892,963
       *Bank Przemyslowo Handlowy BPH SA                1,013         29,012
       *Bioton SA                                  33,795,139      2,155,361
       *BOMI SA                                       121,150        339,297
       *Boryszew SA                                 2,065,160        840,679
       *Ciech SA                                      335,262      3,337,074
       *ComArch SA                                        570         19,788
        Debica SA                                     111,346      2,576,784
        Dom Development SA                             46,421        801,766
       *Dom Maklerski IDM SA                        2,061,404      2,120,607
       *Echo Investment SA                          2,417,470      4,609,658
        Emperia Holding SA                             19,149        815,069
       *Enea SA                                       336,522      2,472,529
       *Energomontaz Poludnie SA                       30,110         44,940
       *Farmacol SA                                     5,526         66,671
       *Gant Development SA                            57,294        301,321
       *Getin Holding SA                            1,681,394      9,448,639
       *Getin Holding SA Allotment Certificates        42,371        237,975
        Grupa Kety SA                                 126,858      6,269,559
       *Grupa Lotos SA                                970,047     17,352,945
       *Impexmetal SA                               5,864,978     11,119,367
       *ING Bank Slaski SA                              1,926        635,688
       *Jutrzenka Holding SA                            1,796          2,441
        KGHM Polska Miedz SA                          671,360     49,385,053
       *Koelner SA                                    133,110        565,702
       *Kredyt Bank SA                                619,815      4,050,407
       *LC Corp. SA                                 1,850,881      1,100,823
       *MCI Management SA                             141,936        457,975
       *MNI SA                                        275,976        341,075
       *Mostostal Siedlce SA                        1,654,705      2,176,439
        Mostostal Warszawa SA                           1,467         22,797
       *Netia Holdings SA                           3,441,202      6,848,404
       *Orbis SA                                      541,449      8,241,724
       *Petrolinvest SA                               497,799      1,920,311
       *Pfleiderer Grajewo SA                          55,572        364,312
       *PGE SA                                      2,332,380     21,049,788
       *Pol-Aqua SA                                     5,936         42,321
        Polnord SA                                    134,295      1,638,998
       *Polska Grupa Farmaceutyczna SA                  1,548         31,222
       *Polski Koncern Miesny Duda SA                 124,924         71,526
       *Polski Koncern Naftowy Orlen SA             5,310,008    110,676,798

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            Shares        Value++
POLAND -- (Continued)
   *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA       454,741   $  3,474,075
   *Stalexport SA                                          411,988        195,632
   *Sygnity SA                                             159,771      1,309,848
   *Synthos SA                                           9,098,514     15,444,847
    Zaklady Azotowe Pulawy SA                               20,292        934,056
   *Zaklady Azotowe w Tarnowie-Moscicach SA                 54,105        774,039
   *Zaklady Chemiczne Police SA                              8,000         45,536
                                                                     ------------
TOTAL POLAND                                                          333,427,124
                                                                     ------------

RUSSIA -- (5.3%)
   *Federal Hydrogenerating Co. ADR                        643,944      3,357,101
    Gazprom OAO Sponsored ADR                           40,355,438    683,772,202
    Lukoil OAO Sponsored ADR                             2,280,971    158,531,847
    Magnitogorsk Iron & Steel Works Sponsored GDR           51,321        647,314
    Surgutneftegas Sponsonsored ADR                      3,037,307     32,479,052
                                                                     ------------
TOTAL RUSSIA                                                          878,787,516
                                                                     ------------

SOUTH AFRICA -- (7.4%)
    ABSA Group, Ltd.                                     4,102,878     84,982,853
    Adcorp Holdings, Ltd.                                  469,669      1,916,633
    AECI, Ltd.                                           1,431,091     18,710,128
    Afgri, Ltd.                                          4,244,486      4,511,404
    African Bank Investments, Ltd.                       3,883,766     22,672,526
    African Oxygen, Ltd.                                   222,800        627,679
    African Rainbow Minerals, Ltd.                         994,154     32,379,419
    Allied Electronics Corp., Ltd.                         542,971      2,384,686
    ArcelorMittal South Africa, Ltd.                     1,908,311     26,134,292
    Argent Industrial, Ltd.                              1,278,773      1,654,311
    Aveng, Ltd.                                          4,125,211     21,920,308
    AVI, Ltd.                                            3,227,121     15,132,577
    Avusa, Ltd.                                            473,355      1,760,416
    Barloworld, Ltd.                                     3,262,644     36,881,214
    Basil Read Holdings, Ltd.                              285,077        558,407
   *Bell Equipment, Ltd.                                   411,045        839,389
    Bidvest Group, Ltd.                                     37,068        854,610
    Blue Label Telecoms, Ltd.                              668,379        625,013
    Brait SA                                               435,221      1,239,670
    Business Connexion Group, Ltd.                         687,613        513,053
   *Cadiz Holdings, Ltd.                                     6,673          2,792
    Capitec Bank Holdings, Ltd.                             72,959      1,921,588
    Caxton & CTP Publishers & Printers, Ltd.             3,015,054      6,534,204
    Cipla Medpro South Africa, Ltd.                      4,269,082      4,464,315
   *Corpgro, Ltd.                                          579,166             --
    Data Tec, Ltd.                                       2,446,932     13,737,965
    Datacentrix Holdings, Ltd.                             429,328        271,197
    Delta EMD, Ltd.                                        234,340        274,616
    Discovery Holdings, Ltd.                                    66            381
    Distell Group, Ltd.                                    378,471      4,089,330
   *Distribution & Warehousing Network, Ltd.               221,543        237,222
    Durban Roodeport Deep, Ltd.                          2,156,365      1,302,324
    ElementOne, Ltd.                                       391,810        701,259
   *Eqstra Holdings, Ltd.                                1,856,795      1,897,662
   *Evraz Highveld Steel & Vanadium, Ltd.                  162,634      1,384,569
    FirstRand, Ltd.                                      4,353,231     13,709,415
    Freeworld Coatings, Ltd.                             2,187,407      4,076,925
    Gijima Group, Ltd.                                     486,474         50,354
    Gold Fields, Ltd.                                      515,937      9,225,834
    Gold Fields, Ltd. Sponsored ADR                      8,246,089    147,110,228
    Gold Reef Resorts, Ltd.                                433,534      1,076,792
    Grindrod, Ltd.                                       4,323,128      9,631,064
    Group Five, Ltd.                                       755,491      3,338,348

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        Shares          Value++
                                                        ------          -----
 SOUTH AFRICA -- (Continued)
     Harmony Gold Mining Co., Ltd.                   2,923,251   $   44,337,162
    #Harmony Gold Mining Co., Ltd. Sponsored ADR     2,433,008       37,881,935
     Hudaco Industries, Ltd.                           121,558        1,598,914
    *Hulamin, Ltd.                                   1,355,535        1,450,070
     Iliad Africa, Ltd.                                158,453          176,809
     Illovo Sugar, Ltd.                                902,350        3,911,690
     Impala Platinum Holdings, Ltd.                     58,383        1,825,803
     Imperial Holdings, Ltd.                         1,354,335       24,035,801
     Investec, Ltd.                                  2,539,114       20,549,069
    *JCI, Ltd.                                      10,677,339               --
     JD Group, Ltd.                                  2,079,841       15,203,182
     Lewis Group, Ltd.                               1,224,593       14,653,852
     Liberty Holdings, Ltd.                          1,449,071       15,890,414
     Life Healthcare Group Holdings, Ltd.            1,194,838        3,047,882
    *m Cubed Holdings, Ltd.                          1,850,526               --
    *Medi-Clinic Corp., Ltd.                         2,567,629       11,332,275
     Merafe Resources, Ltd.                         20,726,386        4,703,530
     Metair Investments, Ltd.                        1,654,832        3,521,557
    *Metorex, Ltd.                                   5,271,552        5,917,826
     MMI Holdings, Ltd.                              8,636,206       22,402,836
     Mondi, Ltd.                                     1,722,710       16,578,120
     Murray & Roberts Holdings, Ltd.                   244,003          933,169
    *Mvelaphanda Group, Ltd.                         4,322,566        2,106,329
    *Mvelaserve, Ltd.                                1,059,863        1,881,600
     Nampak, Ltd.                                    5,874,237       19,809,941
     Nedbank Group, Ltd.                             2,742,435       61,104,932
    #Northam Platinum, Ltd.                          1,514,389       10,007,117
    *Omnia Holdings, Ltd.                              631,902        7,188,970
     Palabora Mining Co., Ltd.                         158,551        3,518,848
     Peregrine Holdings, Ltd.                        1,421,395        2,417,976
    #Petmin, Ltd.                                      518,119          230,983
     PSG Group, Ltd.                                   678,639        4,511,837
     Randgold & Exploration Co., Ltd.                  256,811          113,776
     Raubex Group, Ltd.                                675,940        2,053,950
     Redefine Properties, Ltd.                          32,990           39,356
     Reunert, Ltd.                                     206,137        1,956,446
     Sanlam, Ltd.                                   28,700,406      123,107,886
    *Sappi, Ltd.                                     5,255,048       27,919,476
   #*Sappi, Ltd. Sponsored ADR                         803,111        4,336,799
     Sasol, Ltd. Sponsored ADR                         704,259       40,720,255
    *Sentula Mining, Ltd.                            1,756,863          775,488
    *Simmer & Jack Mines, Ltd.                       6,254,759          762,259
     Spur Corp., Ltd.                                   66,446          136,817
     Standard Bank Group, Ltd.                       5,556,368       87,265,717
     Stefanutti Stocks Holdings, Ltd.                  105,733          191,468
    #Steinhoff International Holdings, Ltd.         15,446,217       59,166,634
    *Super Group, Ltd.                               9,619,121        1,159,597
     Telkom South Africa, Ltd.                       3,256,621       18,977,652
     Tongaat-Hulett, Ltd.                              197,230        2,882,106
    *Trans Hex Group, Ltd.                              34,840           13,314
     Trencor, Ltd.                                   1,498,263        7,943,448
     UCS Group, Ltd.                                 1,547,424          482,688
     Value Group, Ltd.                                 976,777          587,176
    *Wesizwe Platinum, Ltd.                             14,355            4,950
     Zeder Investments, Ltd.                           914,616          340,309
                                                                 --------------
 TOTAL SOUTH AFRICA                                               1,245,004,968
                                                                 --------------

 SOUTH KOREA -- (13.4%)
    #Aekyung Petrochemical Co., Ltd.                    35,780        1,589,477
     Amorepacific Group                                 32,180        6,340,379
    #Asia Cement Manufacturing Co., Ltd.                31,678        1,381,692

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              Shares       Value++
SOUTH KOREA -- (Continued)
   #Asia Paper Manufacturing Co., Ltd.                        34,410   $   310,189
   #Bing Grae Co., Ltd.                                       24,704     1,477,067
  #*BNG Steel Co., Ltd.                                      125,040     2,500,176
   *Boo Kook Securities Co., Ltd.                             27,705       440,039
   #Boryung Pharmaceutical Co., Ltd.                          57,250     1,120,011
   *BS Financial Group, Inc.                               1,268,451    18,464,830
    BYC Co., Ltd.                                                810       117,941
   *Byuck San Corp.                                           10,472       205,455
   *Byuck San Engineering & Construction Co., Ltd.            15,270        19,143
  #*Charm Engineering Co., Ltd.                               66,320       233,107
  #*Chin Hung International, Inc.                          5,642,073     1,118,286
   *Cho Kwang Leather Co., Ltd.                                1,300        13,768
   #Chong Kun Dang Pharmaceutical Corp.                       48,070     1,280,625
   #Chosun Refractories Co., Ltd.                             10,446       613,801
   *Chungho Comnet Co., Ltd.                                   7,880        52,679
    CJ Cheiljedang Corp.                                      45,018    10,449,814
    CJ Corp.                                                 180,555    13,636,128
   *CJ E&M Corp.                                              58,712     2,453,466
  #*Cosmochemical Co., Ltd.                                   47,640       644,326
    Crown Confectionery Co., Ltd.                              3,475       456,172
   #Dae Dong Industrial Co., Ltd.                            147,780       620,770
   #Dae Han Flour Mills Co., Ltd.                             10,887     1,647,530
   #Dae Won Kang Up Co., Ltd.                                318,816     1,759,334
   #Daechang Co., Ltd.                                       961,980     1,925,278
   #Daeduck Electronics Co., Ltd.                            246,280     2,636,235
   #Daeduck Industries Co., Ltd.                             214,740     1,821,632
    Daegu Bank, Ltd.                                       1,035,752    17,322,225
   *Daegu Department Store Co., Ltd.                          60,201       643,586
   #Daehan Steel Co., Ltd.                                   133,090     1,170,435
    Daehan Synthetic Fiber Co., Ltd.                           5,337       392,496
    Daekyo Co., Ltd.                                         403,830     2,151,953
  #*Daelim Industrial Co., Ltd.                              311,459    35,227,189
    Daelim Trading Co., Ltd.                                  31,734       121,394
   #Daesang Corp.                                            252,652     2,102,658
   #Daesang Holdings Co., Ltd.                               113,486       344,326
   #Daesung Group Partners Co., Ltd.                           4,040       237,691
    Daesung Holdings Co., Ltd.                                72,660       685,894
    Daesung Industrial Co., Ltd.                              10,173       297,768
    Daewon Pharmaceutical Co., Ltd.                           16,190       109,450
  #*Daewoo Engineering & Construction Co., Ltd.              951,350    10,137,100
    Daewoo Shipbuilding & Marine Engineering Co., Ltd.       294,082    12,603,793
    Daewoong Co., Ltd.                                        17,680       273,043
    Dahaam E-Tec Co., Ltd.                                     9,515       185,435
   *Daishin Securities Co., Ltd.                             480,045     6,489,827
   #Daou Technology, Inc.                                    346,438     2,968,292
    DCM Corp.                                                  5,330        69,233
    Digital Power Communications Co., Ltd.                    62,160       116,350
   #Dong Ah Tire Industrial Co., Ltd.                         72,304       630,198
   #Dong IL Rubber Belt Co., Ltd.                            181,924       986,942
    Dongbang Agro Co., Ltd.                                   53,610       317,446
   #Dongbu Corp.                                              92,370       578,017
  #*Dongbu HiTek Co., Ltd.                                   261,404     3,726,247
   *Dongbu Securities Co., Ltd.                              253,566     1,522,462
   #Dongbu Steel Co., Ltd.                                   278,944     2,455,725
    Dong-Il Corp.                                             11,472       567,389
   #Dongil Industries Co., Ltd.                               14,905     1,095,259
   #Dongkuk Steel Mill Co., Ltd.                             455,989    18,181,885
   #Dongwha Pharm Co., Ltd.                                  187,020       906,298
   #Dongwon F&B Co., Ltd.                                     14,366       600,786
    Dongwon Industries Co., Ltd.                                 769       145,189
  #*Dongwon Systems Corp.                                    189,880       238,801

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                    Shares       Value++
                                                                    ------       -----
SOUTH KOREA -- (Continued)
   #Dongyang Engineering & Construction Corp.                        1,785   $    11,410
    Dongyang Express Bus Corp.                                         639         9,453
   #Doosan Construction & Engineering Co., Ltd.                    306,790     1,470,122
  #*Eagon Industrial Co., Ltd.                                      29,120       173,574
   *Eugene Investment & Securities Co., Ltd.                     6,385,299     3,784,605
   *F&F Co., Ltd.                                                    2,650        20,790
   #Fursys, Inc.                                                    30,774       777,156
   #Gaon Cable Co., Ltd.                                            14,437       274,224
   #Global & Yuasa Battery Co., Ltd.                                72,720     3,096,924
   *Golden Bridge Investment & Securities Co., Ltd.                 43,210        86,161
   #Green Cross Holdings Corp.                                      10,203     1,323,396
    GS Engineering & Construction Corp.                            146,898    17,705,050
    GS Holdings Corp.                                              341,946    28,669,132
    Gwangju Shinsegae Co., Ltd.                                      5,162       878,892
  #*Hae In Co., Ltd.                                               127,010       833,584
   #Halla Engineering & Construction Corp.                         175,631     3,719,586
   #Han Kuk Carbon Co., Ltd.                                       260,620     1,746,217
   *Han Yang Securities Co., Ltd.                                   88,440       686,047
    Hana Financial Group, Inc.                                   2,249,314    95,435,538
   #Handok Pharmaceuticals Co., Ltd.                                18,150       217,717
   #Handsome Corp.                                                 229,060     4,813,581
    Hanil Cement Manufacturing Co., Ltd.                            39,832     1,921,468
   *Hanil Construction Co., Ltd.                                    11,702        39,790
    Hanil E-Wha Co., Ltd.                                          169,091     2,081,171
  #*Hanjin Heavy Industries & Construction Co., Ltd.               385,422    14,041,925
   #Hanjin Heavy Industries & Construction Holdings Co., Ltd.      140,550     1,709,060
   #Hanjin Shipping Co., Ltd.                                      358,384     9,326,381
   #Hanjin Transportation Co., Ltd.                                100,800     2,476,438
  #*Hankook Cosmetics Co., Ltd.                                     86,470       201,646
    Hankook Cosmetics Manufacturing Co., Ltd.                       21,659        96,035
    Hankuk Glass Industries, Inc.                                   29,050       853,426
    Hankuk Paper Manufacturing Co., Ltd.                            32,100       659,774
  #*Hanmi Holdings Co., Ltd.                                        10,396       327,165
    Hanmi Semiconductor Co., Ltd.                                    2,820        23,867
   *Hansae Yes24 Holdings Co., Ltd.                                 10,100        28,702
   #Hanshin Construction Co., Ltd.                                  24,880       202,388
   #Hansol Chemical Co., Ltd.                                       51,607       973,803
    Hansol CSN Co., Ltd.                                           334,840       447,976
   #Hansol Paper Co., Ltd.                                         489,994     3,773,925
    Hanssem Co., Ltd.                                               19,860       255,319
    Hanwha Chemical Corp.                                          631,367    28,177,081
   *Hanwha Corp.                                                    50,332     2,317,168
   *Hanwha General Insurance Co., Ltd.                              19,663       163,938
   *Hanwha Securities Co., Ltd.                                    626,651     4,245,601
    Hanwha Timeworld Co., Ltd.                                       9,230       167,809
   #Heung-A Shipping Co., Ltd.                                     106,352       108,375
   *Hite Brewery Co., Ltd.                                          16,316     1,790,138
   #Hite Holdings Co., Ltd.                                         92,330     1,372,757
   *HMC Investment Securities Co., Ltd.                            184,925     4,094,589
    Honam Petrochemical Corp.                                       33,753    11,951,181
   #HS R&A Co., Ltd.                                                47,606     1,047,798
   #Husteel Co., Ltd.                                               42,350       812,018
   *Hwa Sung Industrial Co., Ltd.                                   39,340       123,966
    Hwacheon Machine Tool Co., Ltd.                                  2,050       116,958
   *Hyosung T & C Co., Ltd.                                        255,365    20,960,455
   *Hyundai Cement Co., Ltd.                                        24,615       147,663
   #Hyundai Development Co.                                        664,084    18,188,987
    Hyundai DSF Co., Ltd.                                           46,140       508,717
   #Hyundai Elevator Co., Ltd.                                      31,153     3,012,909
    Hyundai Greenfood Co., Ltd.                                    304,440     3,582,793
    Hyundai Hysco                                                  228,480     9,322,342

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       Shares        Value++
                                                       ------        -----
   SOUTH KOREA -- (Continued)
       Hyundai Merchant Marine Co., Ltd.              120,484   $  3,679,341
      *Hyundai Mipo Dockyard Co., Ltd.                 84,554     15,017,805
      #Hyundai Motor Co., Ltd.                        808,044    186,374,700
      *Hyundai Securities Co.                       1,500,148     19,028,860
      #Hyundai Steel Co.                              358,229     45,635,515
      #Il Dong Pharmaceutical Co., Ltd.                25,614        978,765
      #Iljin Electric Co., Ltd.                       286,540      2,269,182
      #Iljin Holdings Co., Ltd.                       137,634        452,341
       Ilshin Spinning Co., Ltd.                        6,155        570,395
      #Ilsung Pharmaceutical Co., Ltd.                 11,689        876,264
       Industrial Bank of Korea, Ltd.               1,699,010     32,650,978
       InziControls Co., Ltd.                          27,640        135,646
       IS Dongseo Co., Ltd.                            52,090      1,274,808
      #ISU Chemical Co., Ltd.                         116,530      2,581,205
      #IsuPetasys Co., Ltd.                           301,791      1,497,690
      #Jahwa Electronics Co., Ltd.                    104,570        518,669
      #Jeil Pharmaceutical Co.                         46,690        544,625
       Jeonbuk Bank, Ltd.                             401,006      2,199,967
      *Jinheung Savings Bank                          144,760        336,216
      #JW Pharmaceutical Corp.                         76,764      1,116,108
      #K.C. Tech Co., Ltd.                            159,191      1,235,199
       KB Financial Group, Inc.                       450,475     24,147,912
     #*KB Financial Group, Inc. ADR                 2,704,559    144,125,949
      #KCC Corp.                                       52,962     17,959,304
     #*Keangnam Enterprises, Ltd.                      97,330      1,045,910
      #Keyang Electric Machinery Co., Ltd.            187,450        468,207
      #KG Chemical Corp.                               72,393        597,711
     #*KIC, Ltd.                                       69,340        222,466
      #KISCO Corp.                                     47,301      1,461,242
      #Kishin Corp.                                    85,715        460,077
      #KISWIRE, Ltd.                                   57,603      2,165,489
       Kolon Corp.                                     50,445      1,353,637
     #*Kolon Engineering & Construction Co., Ltd.     178,320        677,339
      #Kolon Industries, Inc.                          64,394      5,223,754
     #*Korea Cast Iron Pipe Co., Ltd.                  81,218        309,083
     #*Korea Circuit Co., Ltd.                         27,880        221,865
       Korea Cottrell Co., Ltd.                        45,360        129,983
     #*Korea Development Co., Ltd.                    100,620        369,083
      *Korea Development Leasing Corp.                 23,598        405,523
      #Korea Electric Terminal Co., Ltd.               51,000      1,086,285
       Korea Exchange Bank                          2,876,446     24,514,458
     #*Korea Express Co., Ltd.                         84,339      8,305,224
      #Korea Flange Co., Ltd.                          39,040        751,568
      *Korea Investment Holdings Co., Ltd.            457,046     17,945,809
      #Korea Iron & Steel Co., Ltd.                    12,843        486,666
     #*Korea Line Corp.                               111,043        627,651
      #Korea Petrochemical Industrial Co., Ltd.        18,908      2,262,013
      *Korea Savings Bank                              22,973        148,994
      *Korea United Pharm, Inc.                        52,990        346,911
      *Korean Air Co., Ltd.                           124,180      7,591,374
      #Korean Air Terminal Service Co., Ltd.           18,270        716,550
       KP Chemical Corp.                                2,046         50,500
      #KPX Chemical Co., Ltd.                          10,906        592,189
     #*KPX Fine Chemical Co., Ltd.                      6,360        238,303
       KPX Holdings Corp.                               7,249        351,666
     *KTB Investement & Securities Co., Ltd.          591,420      2,266,796
      #Kukdo Chemical Co., Ltd.                        31,532      2,099,997
      #Kumho Electric Co., Ltd.                        43,044      1,253,685
      *Kumho Industrial Co., Ltd.                       1,913         21,147
      *Kumho Investment Bank                          756,580        439,054
      *Kumho Tire Co., Inc.                            28,819        511,735

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED



                                                        Shares        Value++
  SOUTH KOREA -- (Continued)........................
     #Kunsul Chemical Industrial Co., Ltd...........    24,240   $    356,291
     #Kwang Dong Pharmaceutical Co., Ltd............   484,320      1,418,337
     #Kyeryong Construction Industrial Co., Ltd.....    58,820        775,532
     *Kyobo Securities Co., Ltd.....................   187,072      1,310,670
      Kyung Dong Navien Co., Ltd....................    19,300        100,674
     #Kyung Nong Corp...............................    60,670        198,519
      Kyungbang Co., Ltd............................     5,802        620,586
     #Kyung-In Synthetic Corp.......................   194,730        667,724
      LG Corp.......................................   128,735     11,852,024
      LG Display Co., Ltd...........................   597,170     21,421,108
     #LG Display Co., Ltd. ADR...................... 3,695,836     65,859,798
     #LG Electronics, Inc........................... 1,013,377     97,558,535
      LG Fashion Corp...............................        30            930
     *LG Hausys, Ltd................................    33,130      2,463,338
      LG Uplus Corp................................. 2,531,841     15,381,685
      Livart Furniture Co., Ltd.....................    19,740        137,097
     #Lotte Chilsung Beverage Co., Ltd..............     6,863      7,343,418
     #Lotte Confectionary Co., Ltd..................     6,390      9,458,336
     #Lotte Midopa Co., Ltd.........................   172,560      2,522,638
     #Lotte Sam Kang Co., Ltd.......................     9,253      2,806,805
     #Lotte Shopping Co., Ltd.......................   108,578     49,518,244
      Meritz Securities Co., Ltd.................... 1,889,734      1,660,078
      Mi Chang Oil Industrial Co., Ltd..............     3,725        167,895
     *Mirae Asset Securities Co., Ltd...............   147,499      5,977,056
      Moorim P&P Co., Ltd...........................    98,304      1,435,597
     #Moorim Paper Co., Ltd.........................   128,810        994,036
     #Motonic Corp..................................    84,460        788,908
    #*Namkwang Engineering & Construction Co., Ltd..   204,026        303,243
     #Namyang Dairy Products Co., Ltd...............     4,095      3,081,901
     #Nexen Corp....................................    10,957        830,969
     *NH Investment & Securities Co., Ltd...........   293,858      2,362,577
     *NICE Holdings Co., Ltd........................       451         25,387
     #NK Co., Ltd...................................    36,310        188,522
     #Nong Shim Holdings Co., Ltd...................    20,415      1,194,695
     #NongShim Co., Ltd.............................    35,507      8,260,870
     #Noroo Holdings Co., Ltd.......................    22,738        129,270
     #Noroo Paint Co., Ltd..........................    37,899        109,312
     #Ottogi Corp...................................    15,919      1,969,149
      Pacific Pharmaceutical Co., Ltd...............     3,840         89,093
      Pang Rim Co., Ltd.............................    12,240        136,120
    #*PaperCorea, Inc...............................    39,998        249,920
     #Poongsan Corp.................................   150,690      5,741,152
      Poongsan Holdings Corp........................    41,728      1,393,724
      POSCO.........................................    53,491     23,473,755
     #POSCO ADR..................................... 1,371,214    151,244,904
     #POSCO Coated & Color Steel Co., Ltd...........    33,440        914,296
      Pulmuone Co., Ltd.............................     6,125        225,093
     *Pum Yang Construction Co., Ltd................    31,885         88,233
      Pusan City Gas Co., Ltd.......................    67,070      1,207,888
     #S&T Daewoo Co., Ltd...........................    90,460      2,634,278
     #S&T Dynamics Co., Ltd.........................   264,654      4,102,480
     #S&T Holdings Co., Ltd.........................    62,023        820,162
     #Saeron Automotive Corp........................    59,180        299,519
     *Sajodaerim Corp...............................    13,920        303,240
     #Sam Jin Pharmaceutical Co., Ltd...............    44,893        406,376
     #Sam Kwang Glass Industrial Co., Ltd...........    18,397      1,228,846
     *Sam Lip General Foods Co., Ltd................    21,500        252,976
      Sam Yung Trading Co., Ltd.....................    14,352         81,998
     #Sambu Construction Co., Ltd...................    53,719        639,120
      Samhwa Crown & Closure Co., Ltd...............       469          8,984
      Samhwa Paints Industrial Co., Ltd.............    48,610        170,329

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED



                                                          Shares        Value++
SOUTH KOREA -- (Continued)............................
   #Samick Musical Instruments Co., Ltd...............   621,710   $    697,185
    Samsung Corp...................................... 1,105,770     80,104,872
   #Samsung SDI Co., Ltd..............................   350,064     62,728,387
   #Samwhan Corp......................................    73,020        532,765
   #Samyang Corp......................................    67,527      5,236,238
    Samyang Genex Co., Ltd............................    17,090      1,004,417
    Samyang Tongsang Co., Ltd.........................     8,060        168,289
   #Samyoung Electronics Co., Ltd.....................   111,980      1,251,859
   *SAVEZONE I&C Corp.................................     2,710          5,955
   *SBS Media Holdings Co., Ltd.......................   354,030        939,785
   #Seah Besteel Corp.................................   100,300      5,155,107
    SeAH Holdings Corp................................    13,089      1,723,546
   #SeAH Steel Corp...................................    25,067      2,140,961
   #Sebang Co., Ltd...................................   110,680      1,706,736
   #Sejong Industrial Co., Ltd........................   112,200      2,138,657
   #Seowon Co., Ltd...................................   156,260        546,671
  #*SGWICUS Corp......................................   268,720         96,415
    Shell-Line Co., Ltd...............................    17,510         76,235
   #Shin Won Corp.....................................   348,090        426,644
   *Shin Young Securities Co., Ltd....................    30,000      1,009,351
    Shin Young Wacoal, Inc............................       273         24,448
  #*Shinhan Engineering & Construction Co., Ltd.......     9,450         42,259
    Shinhan Financial Group Co., Ltd.................. 2,734,497    134,149,237
   #Shinhan Financial Group Co., Ltd. ADR.............   802,794     77,887,074
    Shinpoong Pharmaceutical Co., Ltd.................    15,224        582,443
    Shinsegae Engineering & Construction Co., Ltd.....     2,630         32,453
    Shinsegae Information & Communication Co., Ltd....     3,488        177,713
   *Shinsung Tongsang Co., Ltd........................   342,500        146,782
   #Silla Trading Co., Ltd............................    58,213        874,875
   #Sindo Ricoh Co., Ltd..............................    43,674      2,151,748
    SJM Co., Ltd......................................    29,248        235,903
   #SJM Holdings Co., Ltd.............................    31,331        113,429
   #SK Chemicals Co., Ltd.............................    51,866      3,663,977
    SK Co., Ltd.......................................   288,956     51,929,824
    SK Gas Co., Ltd...................................    31,816      1,510,214
    SK Innovation Co., Ltd............................   136,413     29,675,268
    SK Networks Co., Ltd..............................   991,173     10,984,052
    SKC Co., Ltd......................................    77,301      4,446,319
  #*Ssangyong Cement Industrial Co., Ltd..............   230,026      1,465,798
   #STX Corp..........................................   185,047      4,617,568
   #STX Engine Co., Ltd...............................   160,070      4,336,321
   #STX Offshore & Shipbuilding Co., Ltd..............   366,540     10,822,363
   #STX Pan Ocean Co., Ltd............................ 1,268,470     10,295,154
    Suheung Capsule Co., Ltd..........................    52,370        504,030
    Sung Bo Chemicals Co., Ltd........................     3,800         82,596
  #*Sung Shin Cement Co., Ltd.........................    85,800        241,243
  #*Sunjin Co., Ltd...................................    34,369        341,557
   *Sunjin Holdings Co., Ltd..........................     5,852        133,635
   #Tae Kwang Industrial Co., Ltd.....................     3,934      5,578,408
   #Tae Kyung Industrial Co., Ltd.....................    98,860        414,237
   #Taeyoung Engineering & Construction...............   424,630      2,221,597
  #*Tai Han Electric Wire Co., Ltd....................   763,827      3,698,994
   #Tai Lim Packaging Industries Co., Ltd.............   356,010        429,935
   *Tec & Co..........................................   256,160         36,026
  #*Teems, Inc........................................     2,675         65,898
    Telcoware Co., Ltd................................    36,000        250,819
   *Tong Kook Corp....................................       607            885
   *Tong Yang Major Corp..............................   195,879        344,351
  #*Tong Yang Moolsan Co., Ltd........................    56,130        959,145
   *Tong Yang Securities, Inc.........................   936,879      6,898,440
   #TS Corp...........................................    24,438      1,003,380

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       Shares          Value++
                                                       ------          -----
  SOUTH KOREA -- (Continued)
     #Unid Co., Ltd.                                   34,190   $    2,320,087
     #Union Steel Manufacturing Co., Ltd.              41,357          972,637
     *Visang Education, Inc.                            2,410           21,364
     *Whanin Pharmaceutical Co., Ltd.                   1,520            9,863
      Wiscom Co., Ltd.                                 32,980          130,565
    #*Woongjin Holdings Co., Ltd.                     383,044        3,224,883
      Woori Finance Holdings Co., Ltd.              3,045,147       41,612,778
     #Woori Finance Holdings Co., Ltd. ADR              8,505          344,708
      Woori Financial Co., Ltd.                        95,550        1,579,825
     *Woori Investment & Securities Co., Ltd.       1,085,820       21,797,722
      YESCO Co., Ltd.                                  18,780          426,069
      Yoosung Enterprise Co., Ltd.                    109,715          282,897
     #Youlchon Chemical Co., Ltd.                     118,030          975,677
     #Young Poong Corp.                                 4,728        4,098,773
     *Young Poong Mining & Construction Corp.          18,030              925
     #Youngone Holdings Co., Ltd.                      48,452        1,658,555
     *Yuhwa Securities Co., Ltd.                       28,680          397,558
     *Zinus, Inc.                                       1,866            6,530
                                                                --------------
  TOTAL SOUTH KOREA                                              2,249,132,310
                                                                --------------

  TAIWAN -- (11.7%)
     *A.G.V. Products Corp.                         4,916,429        2,372,470
     *Abocom Systems, Inc.                            340,752          123,403
      Acbel Polytech, Inc.                          1,947,219        1,489,826
      Accton Technology Corp.                       6,666,000        4,408,191
      Acer, Inc.                                      650,000        1,219,414
      #*Action Electronics Co., Ltd.                2,751,000          954,387
      Advanced Semiconductor Engineering, Inc.      1,045,375        1,224,372
      Advancetek Enterprise Co., Ltd.                   2,000            1,733
      Allis Electric Co., Ltd.                      1,771,000          693,967
      Alpha Networks, Inc.                          2,682,237        2,144,355
      Altek Corp.                                   1,256,168        1,743,860
      Ambassador Hotel (The)                          274,000          454,460
    #*Ampoc Far East Co., Ltd.                        645,000          471,485
     #Amtran Technology Co., Ltd.                   6,126,648        5,449,525
     *APCB, Inc.                                      655,000          656,774
     #Apex Science & Engineering Corp.                777,840          315,506
     *Arima Communications Corp.                    2,682,000        1,303,976
     *Arima Optoelectronics Corp.                   1,270,500          542,643
     #Asia Cement Corp.                            19,347,837       25,940,552
      Asia Chemical Corp.                           2,100,000        1,399,422
    #*Asia Optical Co, Inc.                         2,713,290        5,230,415
      Asia Polymer Corp.                            2,088,586        3,757,070
      Asia Vital Components Co., Ltd.                 729,811          814,504
      Asustek Computer, Inc.                        4,213,913       38,041,681
     *AU Optronics Corp.                            7,613,812        6,137,331
    #*AU Optronics Corp. Sponsored ADR              7,615,683       61,687,032
      Audix Corp.                                   1,293,164        1,652,109
      Aurora Systems Corp.                            572,281          603,005
     #Avision, Inc.                                 2,332,555        1,695,648
     *Bank of Kaohsiung                             4,351,926        2,128,773
     *Basso Industry Corp., Ltd.                      132,000          116,162
     #BES Engineering Corp.                        16,644,443        5,699,623
     #Biostar Microtech International Corp.           824,055          491,326
      C Sun Manufacturing, Ltd.                       724,837          675,651
      Cameo Communications, Inc.                    2,040,130          921,957
      Capital Securities Corp.                     10,731,761        5,234,175
     *Carnival Industrial Corp.                     3,940,000        1,399,208
      Catcher Technology Co., Ltd.                  1,676,326       10,550,173
     #Cathay Chemical Works, Inc.                     959,000          468,859
      Cathay Real Estate Development Co., Ltd.      9,449,421        4,899,616

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          Shares       Value++
                                                          ------       -----
 TAIWAN -- (Continued)
     Central Reinsurance Co., Ltd.                     2,477,781   $ 1,536,320
    #Chain Qui Development Co., Ltd.                   1,206,173     1,024,599
     Champion Building Materials Co., Ltd.             3,571,828     3,074,429
     Chang Hwa Commercial Bank                        44,281,459    38,701,525
    *Chang-Ho Fibre Corp.                                192,000        93,321
    #Charoen Pokphand Enterprises Co., Ltd.            2,214,000     1,502,013
     Cheng Loong Corp.                                10,354,480     5,124,599
    #Cheng Uei Precision Industry Co., Ltd.            3,171,142     6,378,252
    #Chia Hsin Cement Corp.                            5,730,825     3,608,885
    *Chia Hsin Food & Synthetic Fiber Co., Ltd.          514,966            --
     Chien Kuo Construction Co., Ltd.                  1,464,300       844,236
    *Chien Shing Stainless Steel Co., Ltd.             2,668,000       646,939
     Chilisin Electronics Corp.                          503,300       488,927
   #*Chimei Innolux Corp                              57,224,389    58,904,264
    *China Airlines, Ltd.                             23,173,252    14,834,350
     China Chemical & Pharmaceutical Co.                 480,264       450,169
     China Development Financial Holding Corp.        95,051,443    39,882,463
     China Electric Manufacturing Co., Ltd.              704,200       622,046
     China General Plastics Corp.                      4,278,000     2,265,211
     China Glaze Co., Ltd.                             1,131,363       982,880
    *China Man-Made Fiber Co., Ltd.                   13,302,813     6,217,741
     China Metal Products Co., Ltd.                    2,116,248     2,228,376
     China Motor Co., Ltd.                             7,075,749     6,708,626
    *China Petrochemical Development Corp.            16,397,580    20,463,077
    *China Rebar Co., Ltd.                               439,188            --
    #China Steel Structure Co., Ltd.                   1,551,219     1,636,101
     China Synthetic Rubber Corp.                      4,910,711     5,263,178
    *China United Trust & Investment Corp.               493,999            --
   #*China Wire & Cable Co., Ltd.                      2,900,000     1,177,070
     Chinatrust Financial Holdings Co., Ltd.          63,452,646    58,296,613
     Chin-Poon Industrial Co., Ltd.                    4,351,815     3,613,688
   #*Chun Yu Works & Co., Ltd.                         2,106,000       712,539
     Chun Yuan Steel Industrial Co., Ltd.              4,442,191     2,431,721
     Chung Hsin Electric & Machinery Co., Ltd.         4,214,000     2,652,769
   #*Chung Hung Steel Corp.                            6,962,545     4,154,897
   #*Chung Hwa Pulp Corp.                              7,686,419     4,463,130
    *Chung Shing Textile Co., Ltd.                           600            10
   #*Chungwa Picture Tubes Co., Ltd.                  22,802,692     3,066,968
   #*Chuwa Wool Industry Co., Ltd.                       315,189       443,511
   #*Chyang Sheng Dyeing & Finishing Co., Ltd.           328,000       128,295
   #*CMC Magnetics Corp.                              30,509,830     7,432,198
     Collins Co., Ltd.                                 2,011,823       982,430
    *Compal Communications, Inc.                         609,000       520,607
    #Compal Electronics, Inc.                         23,462,332    26,649,101
   #*Compeq Manufacturing Co., Ltd.                   13,895,000     8,062,333
    *Compex International Co., Ltd.                       46,400           324
    *Continental Holdings Corp.                        5,742,848     2,637,183
    *Cosmos Bank Taiwan                                  852,756       240,502
    #Coxon Precise Industrial Co., Ltd.                  502,000     1,026,144
     CSBC Corp. Taiwan.                                1,294,256     1,269,860
     DA CIN Construction Co., Ltd.                     1,565,579     1,050,183
     Darfon Electronics Corp.                          2,543,950     3,249,112
    *De Licacy Industries Co., Ltd.                      145,000        52,529
    #Delpha Construction Co., Ltd.                     2,730,078     1,479,519
    #Depo Auto Parts Industrial Co., Ltd.                191,000       481,053
    *Der Pao Construction Co., Ltd.                    1,139,000        32,613
     Diamond Flower Electric Instrument Co., Ltd.        200,280       203,072
    #D-Link Corp.                                      7,407,939     7,071,345
     Dynamic Electronics Co., Ltd.                     2,145,000     1,429,389
     E.Sun Financial Holding Co., Ltd.                28,778,938    20,420,916
    *Eastern Media International Corp.                10,073,399     2,443,865

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED



                                                              Shares       Value++
                                                              ------       -----
TAIWAN -- (Continued)
    Eclat Textile Co., Ltd.                                1,090,980   $ 1,689,008
   #Edom Technology Co., Ltd.                              1,009,800       492,387
    Elite Material Co., Ltd.                                  36,991        38,197
    Elitegroup Computer Systems Co., Ltd.                  8,285,066     2,884,237
   *EnTie Commercial Bank                                    940,232       531,627
   *Eva Airways Corp.                                     13,417,944    12,371,475
   *Ever Fortune Industrial Co., Ltd.                        409,000         4,713
   *Everest Textile Co., Ltd.                              3,721,002     1,080,774
    Evergreen International Storage & Transport Corp.      5,811,000     5,144,636
   *Evergreen Marine Corp., Ltd.                          14,503,527    13,442,091
  #*Everspring Industry Co., Ltd.                          1,659,180       527,962
   *Excel Cell Electronics Co., Ltd.                         239,000       148,812
    Far Eastern Department Stores Co., Ltd.                6,897,740    12,211,276
   #Far Eastern International Bank                        16,608,612     7,989,972
    Federal Corp.                                          4,246,546     2,888,173
   #First Copper Technology Co., Ltd.                      3,167,750     1,581,382
    First Financial Holding Co., Ltd.                     62,688,366    58,162,950
    First Hotel                                              724,129       737,760
    First Insurance Co., Ltd.                              2,284,064     1,589,072
  #*Forhouse Corp.                                         4,003,635     3,759,045
    Formosa Chemicals & Fiber Co., Ltd.                    3,318,660    13,420,240
  #*Formosa Oilseed Processing Co., Ltd.                   1,038,071       558,032
    Formosa Taffeta Co., Ltd.                              8,335,511     9,039,605
    Formosan Rubber Group, Inc.                            3,963,000     4,033,080
  #*Formosan Union Chemical Corp.                          1,617,176     1,048,225
   *Founding Construction & Development Co., Ltd.            790,098       633,666
   *Froch Enterprise Co., Ltd.                               870,000       537,934
   *FU I Industrial Co., Ltd.                                290,400        93,363
    Fubon Financial Holding Co., Ltd.                     45,381,501    66,664,005
   #Fullerton Technology Co., Ltd.                         1,033,000     1,454,989
   #Fwusow Industry Co., Ltd.                              2,050,002     1,187,719
   #G Shank Enterprise Co., Ltd.                           1,149,880       885,158
   #Gamma Optical Co., Ltd.                                  828,000       502,320
  #*Gemtek Technology Corp.                                  554,000       712,807
    Getac Technology Corp.                                 4,016,065     2,043,407
  #*Giantplus Technology Co., Ltd.                         3,225,100     2,197,170
   #Giga-Byte Technology Co., Ltd.                         6,540,287     6,804,963
   *Global Brands Manufacture, Ltd.                        1,381,000       866,306
  #*Gold Circuit Electronics, Ltd.                         6,426,965     2,843,520
    Goldsun Development & Construction Co., Ltd.          16,193,328     8,214,184
    Good Will Instrument Co., Ltd.                           402,853       337,816
   *Gordon Auto Body Parts Co., Ltd.                         131,000        42,488
    Grand Pacific Petrochemical Corp.                      9,569,000     6,556,355
    Great China Metal Industry Co., Ltd.                   1,724,000     2,170,732
    Great Wall Enterprise Co. Ltd.                         2,735,162     3,401,664
   *Greatek Co., Ltd.                                      2,156,842     1,983,146
  #*GTM Corp.                                              2,154,000     1,551,871
    Hannstar Board Corp.                                   2,788,666     1,687,600
  #*HannStar Display Corp.                                52,179,000     9,200,646
   *Helix Technology, Inc.                                    29,585            --
   #Hey Song Corp.                                         4,889,000     4,479,807
    Hitron Technologies, Inc.                              1,103,525       851,556
  #*Ho Tung Holding Corp.                                  7,261,503     5,108,997
  #*Hocheng Corp.                                          3,720,300     1,523,014
  #*Hold-Key Electric Wire & Cable Co., Ltd.               2,226,548     1,503,436
   #Holy Stone Enterprise Co., Ltd.                        2,125,643     2,647,198
   *Hong Ho Precision Textile Co., Ltd.                       86,000        55,389
   #Hong Tai Electric Industrial Co., Ltd.                 2,583,000     1,238,714
   *Hong Yi Fiber Industry Co., Ltd.                         376,000       204,110
    Hsin Kuang Steel Co., Ltd.                             2,898,124     3,280,408
    Hsing Ta Cement Co., Ltd.                              2,071,980       770,897

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           Shares       Value++
                                                           ------       -----
TAIWAN -- (Continued)
    Hua Eng Wire & Cable Co., Ltd.                      5,413,035   $ 2,140,129
    Hua Nan Financial Holding Co., Ltd.                16,025,422    12,832,479
   *Hualon Corp.                                          257,040         9,693
   #Hung Ching Development & Construction Co., Ltd.     1,838,468     1,133,501
    Hung Sheng Construction Co., Ltd.                   6,782,892     4,012,462
  #*Hwa Fong Rubber Co., Ltd.                           2,903,960       979,528
   #Ichia Technologies, Inc.                            3,942,260     2,462,377
   *I-Chiun Precision Industry Co., Ltd.                  571,000       556,966
  #*Inotera Memories, Inc.                             20,492,728    10,305,363
    Inventec Appliances Corp.                             848,000       684,891
   #Inventec Co., Ltd.                                 21,036,777    11,327,170
   *ITE Technology, Inc.                                  189,000       279,339
  #*Jui Li Enterprise Co., Ltd.                           693,760       231,854
   #K Laser Technology, Inc.                            1,387,601       797,248
    Kang Na Hsiung Enterprise Co., Ltd.                 1,579,078     1,050,717
   *Kao Hsing Chang Iron & Steel Corp.                  1,589,000       364,908
   #Kaulin Manufacturing Co., Ltd.                      1,899,656     2,543,526
    Kee Tai Properties Co., Ltd.                        1,086,750       655,774
   *King Yuan Electronics Co., Ltd.                    14,588,805     8,209,936
    Kingdom Construction Co., Ltd.                      2,318,000     1,832,119
   *King's Town Bank                                   10,189,012     6,588,328
   *Kinko Optical Co., Ltd.                               992,131     1,400,490
   *Kinpo Electronics, Inc.                            13,860,375     4,533,156
   *Knowledge-Yield-Excellence Systems Corp.              302,000       249,516
   *KS Terminals, Inc.                                    138,000       138,525
   *Kuoyang Construction Co., Ltd.                        641,029       508,009
  #*Kwong Fong Industries Corp.                         3,944,900     1,705,581
   #L&K Engineering Co., Ltd.                           1,006,000     1,234,933
   *Lan Fa Textile Co., Ltd.                            2,808,994     1,682,150
    LCY Chemical Corp.                                    966,658     2,863,305
  #*Lead Data Co., Ltd.                                 2,542,457       350,720
   *Leader Electronics, Inc.                              681,056       391,915
    Lealea Enterprise Co., Ltd.                         6,902,473     4,024,013
   #Lee Chi Enterprises Co., Ltd.                       2,173,900     1,068,002
  #*Lelon Electronics Corp.                             1,140,000       886,044
   *Leofoo Development Co., Ltd.                        2,133,803     1,452,126
  #*Li Peng Enterprise Co., Ltd.                        5,144,712     2,679,507
    Lian Hwa Foods Corp.                                  260,000       257,196
   #Lien Chang Electronic Enterprise Co., Ltd.            666,610       328,025
    Lien Hwa Industrial Corp.                           5,746,640     4,413,440
    Lingsen Precision Industries, Ltd.                  4,591,480     3,849,690
  #*LITE-ON IT Corp.                                    3,244,000     3,521,878
   *Lite-On Semiconductor Corp.                         2,547,190     1,568,066
    Lite-On Technology Corp.                           22,412,448    28,419,390
    Long Bon International Co., Ltd.                    2,513,301       988,009
    Long Chen Paper Co., Ltd.                           6,508,369     2,664,152
   #Lucky Cement Corp.                                  3,099,000       819,375
    Macronix International Co., Ltd.                   37,064,028    24,367,945
    Marketech International Corp.                       1,697,000     1,182,663
    Masterlink Securities Corp.                        12,719,000     5,696,452
  #*Maxtek Technology Co., Ltd.                           279,000       331,633
    Mayer Steel Pipe Corp.                              1,309,200       993,693
   #Maywufa Co., Ltd.                                     252,070       146,559
    Mega Financial Holding Co., Ltd.                   84,568,731    73,886,615
   *Megamedia Corp.                                           782             6
   #Meiloon Co., Ltd.                                   1,595,352       890,196
    Mercuries & Associates, Ltd.                        3,759,520     3,066,920
   *Mercuries Data Systems, Ltd.                          973,800       555,337
    Merry Electronics Co., Ltd.                           175,000       280,650
   *Microelectronics Technology, Inc.                   4,583,911     2,342,336
   #Micro-Star International Co., Ltd.                 11,596,985     6,040,969

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          Shares       Value++
                                                          ------       -----
  TAIWAN -- (Continued)
      #Mitac International Corp.                      13,700,450   $ 5,798,882
      Mobiletron Electronics Co., Ltd.                   138,000       115,870
     *Mosel Vitelic, Inc.                              6,564,170     3,063,069
      Nantex Industry Co., Ltd.                        1,973,329     1,954,743
     *Nanya Technology Corp.                             484,000       245,884
    #*New Asia Construction & Development Co., Ltd.    2,366,542     1,009,322
     *Nichidenbo Corp.                                    70,000        84,841
      Nien Hsing Textile Co., Ltd.                     4,097,226     3,438,813
     *Ocean Plastics Co., Ltd.                             7,776         5,821
     *Optimax Technology Corp.                         1,702,957       209,749
     *Opto Tech Corp.                                    150,000       103,204
     *Orient Semiconductor Electronics, Ltd.           3,892,276     1,006,588
      Oriental Union Chemical Corp.                    3,567,225     5,243,547
     *Pacific Construction Co., Ltd.                   3,341,256       582,166
     *Pan Jit International, Inc.                      2,316,837     2,983,639
     *Pan-International Industrial Corp.                 707,000       899,478
    #*Paragon Technologies Co., Ltd.                     424,000       751,671
     *Pegatron Corp.                                   8,364,998     8,850,568
      Phihong Technology Co., Ltd.                       562,320     1,088,398
     *Picvue Electronics, Ltd.                           241,600            --
     #Plotech Co., Ltd.                                  892,282       651,419
      Polaris Securities Co., Ltd.                    22,281,716    16,051,403
     *Potrans Electrical Corp.                         1,139,000       173,404
      Pou Chen Corp.                                  21,855,550    20,649,547
     *Power Quotient International Co., Ltd.             495,000       266,460
      President Securities Corp.                       7,704,710     5,123,892
      Prince Housing & Development Corp.               4,734,846     3,494,633
     *Procomp Informatics, Ltd.                          391,440            --
     *Prodisc Technology, Inc.                         6,185,157        56,303
     #Promate Electronic Co., Ltd.                       633,000       510,061
     *Qisda Corp.                                     13,437,952     7,661,311
     *Quintain Steel Co., Ltd.                         3,712,250     1,483,563
      Radiant Opto-Electronics Corp.                   4,193,786    12,705,498
      Radium Life Tech Corp.                           1,292,510     1,641,571
      Ralec Electronic Corp.                             533,087     1,172,941
      *Realtek Semiconductor Corp.                     1,384,000     2,757,265
    #*Rechi Precision Co., Ltd.                        3,673,000     2,883,986
     *Rexon Industrial Corp., Ltd.                       112,000        31,392
    #*Ritek Corp.                                     33,365,622     9,519,930
     *Sainfoin Technology Corp.                          835,498            --
     *Sampo Corp.                                      6,274,925     2,632,218
     *Sanyang Industrial Co., Ltd.                     8,548,268     4,934,331
      Sanyo Electric Taiwan Co., Ltd.                    368,000       421,964
     *Shan-Loong Transportation Co., Ltd.                 33,000        22,045
      Sheng Yu Steel Co., Ltd.                         1,745,000     1,289,072
     *Shih Wei Navigation Co., Ltd.                      141,000       191,675
      Shihlin Electric & Engineering Corp.             3,452,000     4,344,954
     *Shin Kong Financial Holding Co., Ltd.           57,537,151    25,261,545
     *Shin Zu Shing Co., Ltd.                            328,067       799,181
      Shinkong Insurance Co., Ltd.                     1,630,412     1,368,174
     #Shinkong Synthetic Fibers Co., Ltd.             17,116,727     7,937,862
    #*Shuttle, Inc.                                      556,015       323,184
     #Sigurd Microelectronics Corp.                    4,949,047     4,676,495
      Silicon Integrated Systems Corp.                 7,347,165     4,150,820
      Sinbon Electronics Co., Ltd.                     1,797,000     1,483,704
      Sincere Navigation Corp.                         2,114,740     2,435,707
      Sinkang Industries, Ltd.                           979,669       611,330
     #Sinon Corp.                                      4,490,877     2,179,789
      SinoPac Holdings Co., Ltd.                      65,853,809    31,292,902
    #*Siward Crystal Technology Co., Ltd.              1,623,875       934,199
     *Solomon Technology Corp.                         1,375,950       632,834

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            Shares       Value++
                                                            ------       -----
TAIWAN -- (Continued)
  #*Solytech Enterprise Corp.                              731,000   $   438,027
    South East Soda Manufacturing Co., Ltd.                927,500     1,170,821
    Southeast Cement Co., Ltd.                           3,279,700     1,465,228
    SPI Electronic Co., Ltd.                               403,938       445,967
    #Spirox Corp.                                        1,137,661       876,502
    Springsoft, Inc.                                     2,057,000     2,430,313
    Standard Chemical & Pharmaceutical Co., Ltd.           155,310       175,607
   *Star Comgistic Capital Co., Ltd.                       275,460       338,512
    Stark Technology, Inc.                               1,234,200     1,138,864
    Sunonwealth Electric Machine Industry Co., Ltd.        486,421       427,060
  #*Sunplus Technology Co., Ltd.                         6,192,620     4,060,528
   *Sunrex Technology Corp.                                105,000       103,503
   *Sunspring Metal Corp.                                   17,000        26,451
   #Supreme Electronics Co., Ltd.                        2,292,681     2,199,539
    Sweeten Construction Co., Ltd.                         992,250       628,834
    Sysware Systex Corp.                                   828,801     1,222,162
    T.JOIN Transportation Co., Ltd.                      1,783,000     2,140,068
    Ta Chen Stainless Pipe Co., Ltd.                     4,446,522     3,177,852
  #*Ta Chong Bank, Ltd.                                 18,321,524     7,374,876
    Ta Ya Electric Wire & Cable Co., Ltd.                6,159,732     1,924,098
   #Tah Hsin Industrial Corp.                            1,465,000     1,410,630
    TA-I Technology Co., Ltd.                              615,583       681,468
   *Taichung Commercial Bank                            15,441,254     6,479,134
   #Tainan Enterprises Co., Ltd.                           937,183     1,382,820
    Tainan Spinning Co., Ltd.                           12,225,080     8,215,262
   *Taishin Financial Holdings Co., Ltd.                55,265,396    32,574,314
   #Taisun Enterprise Co., Ltd.                          2,498,549     1,595,364
  #*Taita Chemical Co., Ltd.                             3,244,400     1,899,208
   *Taiwan Business Bank                                35,169,219    14,316,313
    Taiwan Cement Corp.                                 34,884,440    51,251,639
  #Taiwan Cogeneration Corp.                             3,436,760     2,389,551
  #Taiwan Cooperative Bank                              46,747,213    39,254,120
   *Taiwan Flourescent Lamp Co., Ltd.                      756,000        78,666
   #Taiwan Fu Hsing Industrial Co., Ltd.                   780,000       618,939
    Taiwan Glass Industrial Corp.                        8,296,447    13,563,726
   *Taiwan Kolin Co., Ltd.                               5,797,000            --
  #*Taiwan Land Development Corp.                        3,752,366     1,973,820
    Taiwan Mask Corp.                                    2,482,250     1,058,525
   *Taiwan Navigation Co., Ltd.                            125,000       142,932
    Taiwan Paiho Co., Ltd.                               1,634,850     2,037,774
  #*Taiwan Pulp & Paper Corp.                            5,307,000     3,199,758
    Taiwan Sakura Corp.                                    890,326       713,426
    Taiwan Sogo Shinkong Security Co., Ltd.              1,503,205     1,318,071
   #Taiwan Styrene Monomer Corp.                         6,279,856     3,122,616
    Taiwan Tea Corp.                                     6,333,092     3,980,868
   #Taiyen Biotech Co., Ltd.                             2,185,000     1,952,610
   *Tatung Co., Ltd.                                    21,497,982    10,791,369
   *Teapo Electronic Corp.                               1,508,840       430,614
   #Teco Electric & Machinery Co., Ltd.                 21,219,725    15,033,909
   *Tecom, Ltd.                                            823,753       215,708
    Test-Rite International Co., Ltd.                    1,786,331     1,430,212
    Ton Yi Industrial Corp.                              8,715,810     5,276,620
   #Tong Yang Industry Co., Ltd.                         2,070,489     2,984,801
    Tong-Tai Machine & Tool Co., Ltd.                      293,000       497,551
    Topco Scientific Co., Ltd.                           1,286,980     1,919,826
  #*Topoint Technology Co., Ltd.                           675,000       683,083
    Tsann Kuen Enterprise Co., Ltd.                         75,508       166,981
   *Tung Ho Spinning, Weaving & Dyeing Co., Ltd.         2,432,000     1,236,049
    Tung Ho Steel Enterprise Corp.                       4,684,274     5,546,686
    TYC Brother Industrial Co., Ltd.                     2,082,651     1,249,643
  #*Tycoons Group Enterprise Co., Ltd.                   5,383,938     1,666,723

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                              Shares          Value++
                                                              ------          -----
TAIWAN -- (Continued)
   #Tze Shin International Co., Ltd.                       1,106,113   $      495,191
    Unimicron Technology Corp.                             8,525,363       14,063,776
   *Union Bank of Taiwan                                   7,888,282        2,967,202
   #Unitech Electronics Co., Ltd.                          1,308,739          754,026
   *Unitech Printed Circuit Board Corp.                    6,375,265        4,296,380
    United Integration Service Co., Ltd.                   1,309,000        2,000,434
   #United Microelectronics Corp.                        146,596,681       76,516,058
   #Universal Cement Corp.                                 5,205,551        3,444,705
  #*Universal Microelectronics Co., Ltd.                     992,491          573,498
    Universal, Inc.                                           81,059           66,656
    UPC Technology Corp.                                   7,006,415        5,945,862
    USI Corp.                                              5,806,080        7,784,753
  #*U-Tech Media Corp.                                     1,952,799          610,652
   #Ve Wong Corp.                                          1,462,806        1,190,363
   *Waffer Technology Co., Ltd.                            1,507,000          320,370
    Wah Lee Industrial Corp.                                  16,000           32,170
  #*Walsin Lihwa Corp.                                    40,647,412       23,594,805
  #*Walsin Technology Corp., Ltd.                          6,750,876        4,143,251
   #Walton Advanced Engineering, Inc.                      2,928,853        1,465,014
   *Wan Hai Lines Co., Ltd.                                3,377,000        2,587,320
    Wan Hwa Enterprise Co., Ltd.                             663,514          374,495
    Waterland Financial Holdings Co., Ltd.                25,991,080       12,392,519
   *Wei Chih Steel Industrial Co., Ltd.                    1,914,898          678,720
    Weikeng Industrial Co., Ltd.                           1,431,000        1,395,319
   *Well Shin Technology Co., Ltd.                           159,000          279,795
    Wellypower Optronics Corp.                             1,786,000        2,066,523
  #*Winbond Electronics Corp.                             36,386,885       11,510,807
   *Wintek Corp.                                           3,838,000        5,615,956
    WPG Holdings, Ltd.                                     1,388,158        2,571,399
    WT Microelectronics Co., Ltd.                          2,215,000        3,899,294
  #*WUS Printed Circuit Co., Ltd.                          5,309,928        3,341,253
    Yageo Corp.                                           30,712,840       16,676,093
   *Yang Ming Marine Transport Corp.                      14,964,615       12,693,262
   *Yem Chio Co., Ltd.                                       227,000          231,949
    Yeung Cyang Industrial Co., Ltd.                       2,509,667        2,079,169
  #*Yi Jinn Industrial Co., Ltd.                           2,929,341        1,215,858
    Yieh Phui Enterprise Co., Ltd.                        10,889,986        4,269,725
    Yuanta Financial Holding Co., Ltd.                    34,960,422       24,330,713
    Yuen Foong Yu Paper Manufacturing Co., Ltd.           12,295,416        5,718,155
    Yulon Motor Co., Ltd.                                 11,058,572       23,049,880
   *Yulon Nissan Motor Co., Ltd.                             146,000          601,722
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.          84,687          138,090
    Yung Tay Engineering Co., Ltd.                         3,582,000        6,696,648
    Zenitron Corp.                                         1,976,000        1,508,738
    Zig Sheng Industrial Co., Ltd.                         4,847,548        3,234,220
    Zippy Technology Corp.                                   343,000          305,642
  #*Zyxel Communication Corp.                              4,976,000        4,458,911
                                                                       --------------
TOTAL TAIWAN                                                            1,959,350,535
                                                                       --------------

THAILAND -- (2.1%)
    Aapico Hitech PCL (Foreign)                              539,800          236,897
    Asia Plus Securities PCL (Foreign)                    12,023,900        1,143,982
    Asian Property Development PCL (Foreign)               3,317,000          700,070
    Ayudhya Insurance PCL (Foreign)                          228,500          148,889
    Bangchak Petroleum PCL (Foreign)                       7,266,900        5,234,116
    Bangkok Bank PCL (Foreign)                             5,983,200       34,075,176
    Bangkok Bank PCL (Foreign) NVDR                        4,793,500       27,299,665
    Bangkok Expressway PCL (Foreign)                       4,439,200        2,662,033
    Bangkok First Investment & Trust PCL (Foreign)           132,300           27,701
    Bangkok Insurance PCL (Foreign)                          135,820        1,142,071
   *Bangkokland PCL (Foreign)                             89,137,003        2,269,485

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                            Shares       Value++
                                                                            ------       -----
THAILAND -- (Continued)
    Bank of Ayudhya PCL (Foreign)                                       16,269,800   $15,670,243
   *Bank of Ayudhya PCL (Foreign) NVDR                                   3,010,900     2,899,946
    Cal-Comp Electronics (Thailand) PCL (Foreign)                       18,405,400     2,071,764
    Capital Nomura Securities PCL (Foreign)                                413,400       405,090
    Central Plaza Hotel PCL (Foreign)                                    8,083,900     1,638,445
   *Charoong Thai Wire & Cable PCL (Foreign)                               127,000        45,524
    Delta Electronics (Thailand) PCL (Foreign)                           4,830,100     4,247,575
    Eastern Water Resources Development & Management PCL (Foreign)       9,535,200     1,996,482
   *Erawan Group PCL (Foreign)                                           4,288,950       367,830
   *Esso Thailand PCL (Foreign)                                         12,060,800     4,363,707
   *G J Steel PCL (Foreign)                                            214,856,100     1,727,486
   *G Steel PCL (Foreign)                                               67,319,100     1,601,225
    Hana Microelectronics PCL (Foreign)                                  2,883,900     2,386,343
    Hermraj Land & Development PCL (Foreign)                            64,383,100     5,003,980
    ICC International PCL (Foreign)                                      2,710,500     3,722,965
    IRPC PCL (Foreign)                                                  99,669,500    20,701,873
   *Italian-Thai Development PCL (Foreign) NVDR                         20,701,800     3,065,392
    Jasmine International PCL (Foreign)                                 27,831,800     3,580,372
   *Kang Yong Electric PCL (Foreign)                                         1,900        14,194
    Kasikornbank PCL (Foreign)                                           1,193,700     5,198,693
    Kasikornbank PCL (Foreign) NVDR                                        164,500       697,127
    KGI Securities Thailand PLC (Foreign)                               11,847,800     1,024,031
    Kiatnakin Finance PCL (Foreign)                                      3,374,300     3,730,382
    Krung Thai Bank PCL (Foreign)                                       54,147,700    35,554,269
   *Krungthai Card PCL (Foreign)                                           892,400       559,058
    Laguna Resorts & Hotels PCL (Foreign)                                1,342,400     3,496,536
    Loxley PCL (Foreign)                                                 3,513,700       329,593
    MBK PCL (Foreign)                                                      905,500     2,965,247
    Padaeng Industry PCL (Foreign) NVDR                                  1,600,800     1,238,810
    Precious Shipping PCL (Foreign)                                      5,065,000     3,156,080
    PTT Aromatics & Refining PCL (Foreign)                              14,616,616    20,198,841
    PTT Chemical PCL (Foreign)                                           5,203,910    27,893,655
    Quality Houses PCL (Foreign)                                        28,139,200     2,205,887
   *Regional Container Lines PCL (Foreign)                               4,874,500     1,779,968
    Rojana Industrial Park PCL (Foreign)                                   322,500       129,648
    Saha Pathana Inter-Holding PCL (Foreign)                             3,262,400     2,185,863
    Saha Pathanapibul PCL (Foreign)                                      1,594,833     1,469,277
   *Saha-Union PCL (Foreign)                                             2,976,400     3,514,844
   *Sahaviriya Steel Industries PCL (Foreign)                           82,680,840     3,739,334
    Samart Corporation PCL (Foreign)                                       800,000       255,946
   *Sansiri PCL (Foreign)                                                9,982,900     2,023,335
   *SC Asset Corp. PCL (Foreign)                                           822,200       322,269
    Serm Suk PCL (Foreign) NVDR                                             39,000        59,121
   *Shinawatra Satellite PCL (Foreign)                                   5,868,900     1,464,767
    Siam Commercial Bank PCL (Foreign)                                     944,800     3,671,585
   *Somboon Advance Technology PCL (Foreign)                               633,500       441,434
    Supalai PCL (Foreign)                                                  495,566       199,223
   *Tata Steel (Thailand) PCL (Foreign)                                 35,972,800     1,783,576
    Thai Airways International PCL (Foreign)                             7,908,811    10,134,406
    Thai Carbon Black PCL (Foreign)                                        139,600       130,948
    Thai Oil PCL (Foreign)                                               9,483,600    26,846,372
    Thai Plastic & Chemicals PCL (Foreign)                               3,787,100     3,520,671
    Thai Rayon PCL (Foreign)                                               165,000       424,246
    Thai Stanley Electric (Thailand) PCL (Foreign)                         136,700       728,151
    Thai Wacoal PCL (Foreign)                                               93,300       145,342
    Thanachart Capital PCL (Foreign)                                     6,758,500     6,905,670
    Thoresen Thai Agencies PCL (Foreign)                                 3,578,400     2,673,311
    Ticon Industrial Connection PCL (Foreign)                              607,000       280,623
    Tisco Financial Group PCL (Foreign)                                  1,041,700     1,317,393
    Total Access Communication PCL (Foreign) (B1XFLM7)                   1,264,380     2,117,836
   *Total Access Communication PCL (Foreign) (B231MK7)                      36,700        62,089

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                       Shares        Value++
                                                                                       ------        -----
THAILAND -- (Continued)
   *Total Access Communication PCL (Foreign) NVDR                                   7,842,900   $ 13,268,558
    TPI Polene PCL (Foreign)                                                       10,203,724      4,307,100
   *Tycoons Worldwide Group PCL (Foreign)                                           1,243,300        322,800
    Univentures PCL (Foreign)                                                       3,481,400        335,894
    Vanachai Group PCL (Foreign)                                                    5,869,000      1,032,236
    Vinythai PCL (Foreign)                                                          5,239,317      3,106,731
                                                                                                ------------
TOTAL THAILAND                                                                                   359,399,297
                                                                                                ------------

TURKEY -- (1.9%)
    Adana Cimento Sanayii Ticaret A.S. Class A                                        577,875      2,162,200
    Adana Cimento Sanayii Ticaret A.S. Class C                                        299,447        192,842
   *Advansa Sasa Polyester Sanayi A.S.                                              1,061,884      1,608,242
    Akcansa Cimento Sanayi ve Ticaret A.S.                                            317,432      1,641,441
   *Akenerji Elektrik Uretim A.S.                                                      13,804         34,814
    Aksa Akrilik Kimya Sanayii A.S.                                                 1,424,767      3,902,973
    Aksigorta A.S.                                                                  1,156,643      1,518,547
    Alarko Holding A.S.                                                             1,013,092      2,499,326
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.                               62,010        769,508
    Anadolu Anonim Turk Sigorta Sirketi A.S.                                        3,100,852      2,737,802
   *Anadolu Cam Sanayii A.S.                                                        1,486,817      3,606,816
    Arcelik A.S.                                                                    1,576,149      8,934,378
    Asya Katilim Bankasi A.S.                                                         192,797        381,873
    Aydiner Enerji A.S.                                                               415,323        882,521
    Aygaz A.S.                                                                      1,118,602      8,312,285
    Bati Anabolu Cimento A.S.                                                         276,594      1,511,254
    Bolu Cimento Sanayii A.S.                                                         965,149      1,206,471
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                     98,391      1,531,346
    Cimsa Cimento Sanayi ve Ticaret A.S.                                              518,069      3,493,922
   *Deva Holding A.S.                                                                 892,982      1,832,642
   *Dogan Gazetecilik A.S.                                                            572,836      1,209,901
   *Dogan Sirketler Grubu Holdings A.S.                                            11,632,189      9,234,430
   *Dogan Yayin Holding A.S.                                                        2,497,015      2,966,888
   *Dogus Otomotiv Servis ve Ticaret A.S.                                             781,434      3,084,061
   *Eczacibasi Yatirim Holding Ortakligi A.S.                                         353,854      1,631,450
   *EGE Seramik Sanayi ve Ticaret A.S.                                                315,955        630,961
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.      2,273,196      3,886,023
    Enka Insaat ve Sanayi A.S.                                                             --              1
   *Eregli Demir ve Celik Fabrikalari T.A.S. (B03MS97)                              7,016,269     21,363,379
   *Eregli Demir ve Celik Fabrikalari T.A.S. (B63M9M9)                              2,411,842      6,881,917
    Gentas Genel Metal Sanayi ve Ticaret A.S.                                         365,220        629,393
   *Global Yatirim Holding A.S.                                                     3,131,327      2,803,555
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                                  552,019        366,532
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                                6,390        370,529
   *Goodyear Lastikleri T.A.S.                                                        123,686      4,420,476
   *GSD Holding A.S.                                                                2,782,270      2,068,689
   *Gunes Sigorta A.S.                                                                480,743        821,307
    Haci Omer Sabanci Holding A.S.                                                         --              1
    Hurriyet Gazetecilik ve Matbaacilik A.S.                                        2,245,783      2,924,391
   *Ihlas EV Aletleri A.S.                                                          1,149,932      1,262,823
   *Ihlas Holding A.S.                                                              3,525,036      4,276,953
   *Ipek Matbacilik Sanayi Ve Ticaret A.S.                                            665,706      2,011,098
   *Is Finansal Kiralama A.S.                                                       1,103,680      1,224,283
    Is Yatirim Menkul Degerler A.S.                                                   300,827        493,060
   *Isiklar Yatirim Holding A.S.                                                    1,146,765        805,355
   *Ittifak Holding A.S.                                                               92,228        598,032
   *Izmir Demir Celik Sanayi A.S.                                                     789,682      2,981,465
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.                             2,360,622      1,940,626
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B                     1,171,069      1,077,509
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D                     7,041,884      4,254,515
    Koc Holding A.S. Series B                                                       6,569,315     35,317,033
   *Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.             1,257,505      3,971,882

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                       Shares           Value++
                                                                                       ------           -----
TURKEY -- (Continued)
   *Koza Anadolu Metal Madencilik Isletmeleri A.S.                                  1,244,474   $     4,433,057
    Marshall Boya ve Vernik A.S.                                                            1                49
   *Marti Otel Isletmeleri A.S.                                                     1,429,951         1,240,477
   *Net Turizm Ticaret ve Sanayi A.S.                                               2,067,073         1,656,996
    Nortel Networks Netas Telekomuenikasyon A.S.                                       50,899         4,970,376
   *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.                            145,574           420,500
   *Petkim Petrokimya Holding A.S.                                                  4,417,470         7,674,245
    Pinar Entegre Et ve Un Sanayi A.S.                                                240,673         1,302,937
    Pinar SUT Mamulleri Sanayii A.S.                                                  195,977         2,111,467
   *Raks Elektronik Sanayi ve Ticaret A.S.                                              5,859             3,043
   *Sabah Yayincilik A.S.                                                              31,938            79,792
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                               668,335         2,232,918
    Sekerbank T.A.S.                                                                3,356,906         3,887,097
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                                         546,336           939,811
   *Soda Sanayii A.S.                                                                 639,860         1,112,481
    Tekfen Holding A.S.                                                             1,490,242         6,393,414
   *Tekstil Bankasi A.S.                                                            1,307,195           928,316
    Tofas Turk Otomobil Fabrikasi A.S.                                                  6,770            38,921
   *Trakya Cam Sanayii A.S.                                                         2,296,633         5,615,761
    Turcas Petrol A.S.                                                                760,663         2,151,318
    Turk Ekonomi Bankasi A.S.                                                       2,350,874         3,366,968
   *Turk Hava Yollari A.S.                                                          4,218,315        12,435,778
    Turkiye Garanti Bankasi A.S.                                                           --                 1
    Turkiye Is Bankasi A.S.                                                         7,036,793        24,882,338
    Turkiye Sinai Kalkinma Bankasi A.S.                                             3,344,452         6,412,433
   *Turkiye Sise ve Cam Fabrikalari A.S.                                            4,617,423        11,329,656
    Turkiye Vakiflar Bankasi T.A.O.                                                 7,707,611        20,463,194
    Ulker Biskuvi Sanayi A.S.                                                       1,361,694         5,443,755
   *Uzel Makina Sanayii A.S.                                                          275,043           141,048
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.                                          716,001         1,524,995
   *Vestel Elektronik Sanayi ve Ticaret A.S.                                        1,086,476         1,940,666
   *Yapi ve Kredi Bankasi A.S.                                                        505,388         1,589,193
                                                                                                ---------------
TOTAL TURKEY.......................................................................                 310,992,722
                                                                                                ---------------

UNITED STATES -- (0.0%)............................................................
   *Central European Media Enterprises, Ltd. Class A                                  274,091         6,279,425
                                                                                                ---------------
TOTAL COMMON STOCKS................................................................              14,732,511,576
                                                                                                ---------------
PREFERRED STOCKS -- (4.6%).........................................................
BRAZIL -- (4.6%)...................................................................
    Alpargatas SA                                                                     783,700         5,678,985
    Banco Alfa de Investimento SA                                                      61,726           257,976
    Banco Cruzeiro do Sul SA                                                            5,100            46,649
    Banco do Estado do Rio Grande do Sul SA                                         1,412,133        16,785,461
   *Braskem SA Preferred A                                                          1,479,200        21,390,669
   #Braskem SA Preferred A Sponsored ADR                                              346,836        10,346,118
    Cia Brasileira de Distribuicao Grupo Pao de Acucar SA                             192,521         8,541,804
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A      211,889         9,632,474
    Cia de Tecidos Norte de Minas - Coteminas SA                                      901,775         2,688,358
    Confab Industrial SA                                                            3,297,408         9,138,506
    Eucatex SA Industria e Comercio SA                                                 14,900            83,346
    Ferbasa-Ferro Ligas Da Bahia SA                                                   588,065         4,594,024
    Forjas Taurus SA                                                                  831,169         2,160,870
    Gerdau SA                                                                       2,445,084        29,141,447
    Gerdau SA Sponsored ADR                                                         4,348,258        52,526,957
   *Gol Linhas Aereas Inteligentes SA                                                  63,600           883,738
   *Inepar SA Industria e Construcoes                                                 552,335         1,780,027
    Itausa - Investimentos Itau SA                                                    541,945         4,154,498
    Klabin SA                                                                       6,967,752        26,972,800
    Mangels Industrial SA                                                               3,600            21,236
    Marcopolo SA                                                                    2,644,660        11,733,872

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                                Shares
                                                                                                                ------
BRAZIL -- (Continued)
    Metalurgica Gerdau SA                                                                                    4,022,600
    Petroleo Brasileiro SA                                                                                     563,700
   #Petroleo Brasileiro SA ADR                                                                              10,516,809
    Randon e Participacoes SA                                                                                  354,750
   *Suzano Papel e Celullose SA                                                                              2,865,174
    Telemar Norte Leste SA                                                                                     529,500
    Ultrapar Participacoes SA                                                                                   52,364
    Ultrapar Participacoes SA Sponsored ADR                                                                    709,343
   *Unipar Participacoes SA Class B                                                                          7,370,473
    Usinas Siderurgicas de Minas Gerais SA Series A                                                          7,223,910
   *Vale SA Series B                                                                                           239,144
    Whirlpool SA                                                                                                72,100

TOTAL BRAZIL


INDIA -- (0.0%)
   *Ispat Industries, Ltd.                                                                                   1,463,759


MALAYSIA -- (0.0%)
   *Malayan United Industries Berhad Series A2                                                               1,526,067

TOTAL PREFERRED STOCKS

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *BHG SA - Brazil Hospitality Group Rights 03/11/11                                                              104
   *Cia Brasileira de Distribuicao Grupo Pao de Acucar Rights 05/03/11                                           1,442

TOTAL BRAZIL


CHINA -- (0.0%)
   #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12                                                       1,031,456


POLAND -- (0.0%)
   *Boryszew SA Rights                                                                                       2,065,160


TAIWAN -- (0.0%)
   *Unitech Printed Circuit Board Corp. Rights 06/13/11                                                      1,134,016

TOTAL RIGHTS/WARRANTS


                                                                                                                  Face
                                                                                                                Amount
                                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $133,035,000 FNMA
    2.24%, 07/06/15, valued at $136,360,875) to be repurchased at $134,343,127                             $   134,341

                                                                                                                Value++
                                                                                                                -----
BRAZIL -- (Continued)
    Metalurgica Gerdau SA                                                                                  $ 57,915,008
    Petroleo Brasileiro SA                                                                                    9,158,513
   #Petroleo Brasileiro SA ADR                                                                              350,945,916
    Randon e Participacoes SA                                                                                 2,656,341
   *Suzano Papel e Celullose SA                                                                              28,192,788
    Telemar Norte Leste SA                                                                                   18,390,465
    Ultrapar Participacoes SA                                                                                   915,338
    Ultrapar Participacoes SA Sponsored ADR                                                                  12,761,081
   *Unipar Participacoes SA Class B                                                                           2,108,259
    Usinas Siderurgicas de Minas Gerais SA Series A                                                          73,928,904
   *Vale SA Series B                                                                                                 --
    Whirlpool SA                                                                                                174,155
                                                                                                           ------------
TOTAL BRAZIL                                                                                                775,706,583
                                                                                                           ------------

INDIA -- (0.0%)
   *Ispat Industries, Ltd.                                                                                      270,524
                                                                                                           ------------

MALAYSIA -- (0.0%)
   *Malayan United Industries Berhad Series A2                                                                   90,163
                                                                                                           ------------
TOTAL PREFERRED STOCKS                                                                                      776,067,270
                                                                                                           ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *BHG SA - Brazil Hospitality Group Rights 03/11/11                                                             1,471
   *Cia Brasileira de Distribuicao Grupo Pao de Acucar Rights 05/03/11                                            4,528
                                                                                                           ------------
TOTAL BRAZIL                                                                                                      5,999
                                                                                                           ------------

CHINA -- (0.0%)
   #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12                                                               --
                                                                                                           ------------

POLAND -- (0.0%)
   *Boryszew SA Rights                                                                                          762,367
                                                                                                           ------------

TAIWAN -- (0.0%)
   *Unitech Printed Circuit Board Corp. Rights 06/13/11                                                         168,290
                                                                                                           ------------
TOTAL RIGHTS/WARRANTS                                                                                           936,656
                                                                                                           ------------


                                                                                                                 Value+

TEMPORARY CASH INVESTMENTS -- (0.8%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $133,035,000 FNMA
    2.24%, 07/06/15, valued at $136,360,875) to be repurchased at $134,343,127                              134,341,000
                                                                                                           ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               Shares/
                                                                                                                  Face
                                                                                                                Amount
                                                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@DFA Short Term Investment Fund                                                                       1,097,100,048
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralizedby $48,926,610
   FNMA 2.063%(r), 06/01/35, valued at $114,150)## to be repurchased at $111,912                        $          112

TOTAL SECURITIES LENDING COLLATERAL

TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,487,198,917)



                                                                                                                 Value+

SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@DFA Short Term Investment Fund                                                                      $ 1,097,100,048
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralizedby $48,926,610
   FNMA 2.063%(r), 06/01/35, valued at $114,150)## to be repurchased at $111,912                                111,912
                                                                                                        ---------------
TOTAL SECURITIES LENDING COLLATERAL                                                                       1,097,211,960
                                                                                                        ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,487,198,917)                                                                                $16,741,068,462
                                                                                                        ===============

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

  (a)(1)This item is not applicable.

  (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

  (a)(3)This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:    /s/ David G. Booth
       --------------------------
       David G. Booth
       Chairman, Trustee,
       President and
       Co-Chief Executive Officer

Date:  July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David G. Booth
       -------------------------------------
       David G. Booth
       Principal Executive
       Officer
       Dimensional Emerging Markets Value Fund

Date:  July 8, 2011

By:    /s/ David R. Martin
       -------------------------------------
       David R. Martin
       Principal Financial
       Officer
       Dimensional Emerging
       Markets Value Fund

Date:  July 8, 2011